UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive,

Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Copies to:

Robert Griffith, Esq. Goldman Sachs & Co. LLC 200 West Street New York, NY 10282	Stephen H. Bier, Esq. Dechert LLP 1095 Avenue of the Americas New York, NY 10036

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: November 30

Date of reporting period: November 30, 2024

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Annual Report to Shareholders for the Goldman Sachs Financial Square Federal Instruments Fund, Goldman Sachs Financial Square Government Fund, Goldman Sachs Financial Square Treasury Instruments Fund, Goldman Sachs Financial Square Treasury Obligations Fund, Goldman Sachs Financial Square Treasury Solutions Fund, Goldman Sachs Investor Money Market Fund, Goldman Sachs Investor Tax-Exempt California Money Market Fund, Goldman Sachs Investor Tax-Exempt Money Market Fund, and Goldman Sachs Investor Tax-Exempt New York Money Market Fund is filed herewith.

Annual Shareholder Report

November 30, 2024

Goldman Sachs Financial Square Federal Instruments Fund

Class D: FIDXX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Financial Square Federal Instruments Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

U.S. Treasury Obligations	74.4%
U.S. Government Agency Securities	28.7%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
D	$21	0.20%

Key Fund Statistics (as of November 30, 2024)

  Total Net Assets$6,894,679,733
  # of Portfolio Holdings339
  Total Net Advisory Fees Paid$11,069,702

Goldman Sachs Financial Square Federal Instruments Fund

Class D

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Federal Instruments Fund

38150C333-AR-1124     Class D

Annual Shareholder Report

November 30, 2024

Goldman Sachs Financial Square Federal Instruments Fund

Institutional Class: FIRXX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Financial Square Federal Instruments Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

U.S. Treasury Obligations	74.4%
U.S. Government Agency Securities	28.7%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$21	0.20%

Key Fund Statistics (as of November 30, 2024)

  Total Net Assets$6,894,679,733
  # of Portfolio Holdings339
  Total Net Advisory Fees Paid$11,069,702

Goldman Sachs Financial Square Federal Instruments Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Federal Instruments Fund

38148U692-AR-1124     Institutional Class

Annual Shareholder Report

November 30, 2024

Goldman Sachs Financial Square Federal Instruments Fund

Capital Class: FIKXX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Financial Square Federal Instruments Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

U.S. Treasury Obligations	74.4%
U.S. Government Agency Securities	28.7%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital	$36	0.35%

Key Fund Statistics (as of November 30, 2024)

  Total Net Assets$6,894,679,733
  # of Portfolio Holdings339
  Total Net Advisory Fees Paid$11,069,702

Goldman Sachs Financial Square Federal Instruments Fund

Capital Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Federal Instruments Fund

38148U676-AR-1124     Capital Class

Annual Shareholder Report

November 30, 2024

Goldman Sachs Financial Square Federal Instruments Fund

Service Class: FILXX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Financial Square Federal Instruments Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

U.S. Treasury Obligations	74.4%
U.S. Government Agency Securities	28.7%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$72	0.70%

Key Fund Statistics (as of November 30, 2024)

  Total Net Assets$6,894,679,733
  # of Portfolio Holdings339
  Total Net Advisory Fees Paid$11,069,702

Goldman Sachs Financial Square Federal Instruments Fund

Service Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Federal Instruments Fund

38148U627-AR-1124     Service Class

Annual Shareholder Report

November 30, 2024

Goldman Sachs Financial Square Federal Instruments Fund

Preferred Class: FIHXX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Financial Square Federal Instruments Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

U.S. Treasury Obligations	74.4%
U.S. Government Agency Securities	28.7%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Preferred	$31	0.30%

Key Fund Statistics (as of November 30, 2024)

  Total Net Assets$6,894,679,733
  # of Portfolio Holdings339
  Total Net Advisory Fees Paid$11,069,702

Goldman Sachs Financial Square Federal Instruments Fund

Preferred Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Federal Instruments Fund

38148U650-AR-1124     Preferred Class

Annual Shareholder Report

November 30, 2024

Goldman Sachs Financial Square Federal Instruments Fund

Administration Class: FIOXX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Financial Square Federal Instruments Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

U.S. Treasury Obligations	74.4%
U.S. Government Agency Securities	28.7%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administration	$46	0.45%

Key Fund Statistics (as of November 30, 2024)

  Total Net Assets$6,894,679,733
  # of Portfolio Holdings339
  Total Net Advisory Fees Paid$11,069,702

Goldman Sachs Financial Square Federal Instruments Fund

Administration Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Federal Instruments Fund

38148U684-AR-1124     Administration Class

Annual Shareholder Report

November 30, 2024

Goldman Sachs Financial Square Federal Instruments Fund

Cash Management Class: FIWXX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Financial Square Federal Instruments Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

U.S. Treasury Obligations	74.4%
U.S. Government Agency Securities	28.7%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Management	$102	1.00%

Key Fund Statistics (as of November 30, 2024)

  Total Net Assets$6,894,679,733
  # of Portfolio Holdings339
  Total Net Advisory Fees Paid$11,069,702

Goldman Sachs Financial Square Federal Instruments Fund

Cash Management Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Federal Instruments Fund

38148U668-AR-1124     Cash Management Class

Annual Shareholder Report

November 30, 2024

Goldman Sachs Financial Square Government Fund

Class A : FSOXX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Financial Square Government Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Repurchase Agreements	49.5%
U.S. Treasury Obligations	37.2%
U.S. Government Agency Securities	11.8%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$44	0.43%

Key Fund Statistics (as of November 30, 2024)

  Total Net Assets$263,944,324,607
  # of Portfolio Holdings547
  Total Net Advisory Fees Paid$376,182,816

Goldman Sachs Financial Square Government Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Government Fund

38148U452-AR-1124     Class A

Annual Shareholder Report

November 30, 2024

Goldman Sachs Financial Square Government Fund

Class C : FSGXX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Financial Square Government Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Repurchase Agreements	49.5%
U.S. Treasury Obligations	37.2%
U.S. Government Agency Securities	11.8%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$120	1.18%

Key Fund Statistics (as of November 30, 2024)

  Total Net Assets$263,944,324,607
  # of Portfolio Holdings547
  Total Net Advisory Fees Paid$376,182,816

Goldman Sachs Financial Square Government Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Government Fund

38148U445-AR-1124     Class C

Annual Shareholder Report

November 30, 2024

Goldman Sachs Financial Square Government Fund

Class D : GSAXX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Financial Square Government Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Repurchase Agreements	49.5%
U.S. Treasury Obligations	37.2%
U.S. Government Agency Securities	11.8%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class D	$18	0.18%

Key Fund Statistics (as of November 30, 2024)

  Total Net Assets$263,944,324,607
  # of Portfolio Holdings547
  Total Net Advisory Fees Paid$376,182,816

Goldman Sachs Financial Square Government Fund

Class D

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Government Fund

38150C366-AR-1124     Class D

Annual Shareholder Report

November 30, 2024

Goldman Sachs Financial Square Government Fund

Institutional Class: FGTXX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Financial Square Government Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Repurchase Agreements	49.5%
U.S. Treasury Obligations	37.2%
U.S. Government Agency Securities	11.8%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$18	0.18%

Key Fund Statistics (as of November 30, 2024)

  Total Net Assets$263,944,324,607
  # of Portfolio Holdings547
  Total Net Advisory Fees Paid$376,182,816

Goldman Sachs Financial Square Government Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Government Fund

38141W273-AR-1124     Institutional Class

Annual Shareholder Report

November 30, 2024

Goldman Sachs Financial Square Government Fund

Capital Class: GCGXX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Financial Square Government Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Repurchase Agreements	49.5%
U.S. Treasury Obligations	37.2%
U.S. Government Agency Securities	11.8%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital	$34	0.33%

Key Fund Statistics (as of November 30, 2024)

  Total Net Assets$263,944,324,607
  # of Portfolio Holdings547
  Total Net Advisory Fees Paid$376,182,816

Goldman Sachs Financial Square Government Fund

Capital Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Government Fund

38143H506-AR-1124     Capital Class

Annual Shareholder Report

November 30, 2024

Goldman Sachs Financial Square Government Fund

Service Class: FOSXX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Financial Square Government Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Repurchase Agreements	49.5%
U.S. Treasury Obligations	37.2%
U.S. Government Agency Securities	11.8%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$70	0.68%

Key Fund Statistics (as of November 30, 2024)

  Total Net Assets$263,944,324,607
  # of Portfolio Holdings547
  Total Net Advisory Fees Paid$376,182,816

Goldman Sachs Financial Square Government Fund

Service Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Government Fund

38141W257-AR-1124     Service Class

Annual Shareholder Report

November 30, 2024

Goldman Sachs Financial Square Government Fund

Preferred Class: GPGXX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Financial Square Government Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Repurchase Agreements	49.5%
U.S. Treasury Obligations	37.2%
U.S. Government Agency Securities	11.8%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Preferred	$29	0.28%

Key Fund Statistics (as of November 30, 2024)

  Total Net Assets$263,944,324,607
  # of Portfolio Holdings547
  Total Net Advisory Fees Paid$376,182,816

Goldman Sachs Financial Square Government Fund

Preferred Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Government Fund

38141W240-AR-1124     Preferred Class

Annual Shareholder Report

November 30, 2024

Goldman Sachs Financial Square Government Fund

Select Class: GSGXX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Financial Square Government Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Repurchase Agreements	49.5%
U.S. Treasury Obligations	37.2%
U.S. Government Agency Securities	11.8%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select	$22	0.21%

Key Fund Statistics (as of November 30, 2024)

  Total Net Assets$263,944,324,607
  # of Portfolio Holdings547
  Total Net Advisory Fees Paid$376,182,816

Goldman Sachs Financial Square Government Fund

Select Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Government Fund

38142Y716-AR-1124     Select Class

Annual Shareholder Report

November 30, 2024

Goldman Sachs Financial Square Government Fund

Administration Class: FOAXX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Financial Square Government Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Repurchase Agreements	49.5%
U.S. Treasury Obligations	37.2%
U.S. Government Agency Securities	11.8%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administration	$44	0.43%

Key Fund Statistics (as of November 30, 2024)

  Total Net Assets$263,944,324,607
  # of Portfolio Holdings547
  Total Net Advisory Fees Paid$376,182,816

Goldman Sachs Financial Square Government Fund

Administration Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Government Fund

38141W265-AR-1124     Administration Class

Annual Shareholder Report

November 30, 2024

Goldman Sachs Financial Square Government Fund

Cash Management Class: GVCXX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Financial Square Government Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Repurchase Agreements	49.5%
U.S. Treasury Obligations	37.2%
U.S. Government Agency Securities	11.8%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Management	$100	0.98%

Key Fund Statistics (as of November 30, 2024)

  Total Net Assets$263,944,324,607
  # of Portfolio Holdings547
  Total Net Advisory Fees Paid$376,182,816

Goldman Sachs Financial Square Government Fund

Cash Management Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Government Fund

38145C828-AR-1124     Cash Management Class

Annual Shareholder Report

November 30, 2024

Goldman Sachs Financial Square Government Fund

Premier Class: GGPXX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Financial Square Government Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Repurchase Agreements	49.5%
U.S. Treasury Obligations	37.2%
U.S. Government Agency Securities	11.8%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier	$54	0.53%

Key Fund Statistics (as of November 30, 2024)

  Total Net Assets$263,944,324,607
  # of Portfolio Holdings547
  Total Net Advisory Fees Paid$376,182,816

Goldman Sachs Financial Square Government Fund

Premier Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Government Fund

38145C836-AR-1124     Premier Class

Annual Shareholder Report

November 30, 2024

Goldman Sachs Financial Square Government Fund

Resource Class: GVRXX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Financial Square Government Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Repurchase Agreements	49.5%
U.S. Treasury Obligations	37.2%
U.S. Government Agency Securities	11.8%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Resource	$85	0.83%

Key Fund Statistics (as of November 30, 2024)

  Total Net Assets$263,944,324,607
  # of Portfolio Holdings547
  Total Net Advisory Fees Paid$376,182,816

Goldman Sachs Financial Square Government Fund

Resource Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Government Fund

38145C810-AR-1124     Resource Class

Annual Shareholder Report

November 30, 2024

Goldman Sachs Financial Square Government Fund

Class R6 : FGGXX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Financial Square Government Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Repurchase Agreements	49.5%
U.S. Treasury Obligations	37.2%
U.S. Government Agency Securities	11.8%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$18	0.18%

Key Fund Statistics (as of November 30, 2024)

  Total Net Assets$263,944,324,607
  # of Portfolio Holdings547
  Total Net Advisory Fees Paid$376,182,816

Goldman Sachs Financial Square Government Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Government Fund

38148U619-AR-1124     Class R6

Annual Shareholder Report

November 30, 2024

Goldman Sachs Financial Square Government Fund

Drexel Hamilton Class : VETXX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Financial Square Government Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Repurchase Agreements	49.5%
U.S. Treasury Obligations	37.2%
U.S. Government Agency Securities	11.8%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Drexel Hamilton	$18	0.18%

Key Fund Statistics (as of November 30, 2024)

  Total Net Assets$263,944,324,607
  # of Portfolio Holdings547
  Total Net Advisory Fees Paid$376,182,816

Goldman Sachs Financial Square Government Fund

Drexel Hamilton Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Government Fund

38150C762-AR-1124     Drexel Hamilton Class

Annual Shareholder Report

November 30, 2024

Goldman Sachs Financial Square Government Fund

Loop Class : LDIXX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Financial Square Government Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Repurchase Agreements	49.5%
U.S. Treasury Obligations	37.2%
U.S. Government Agency Securities	11.8%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Loop	$18	0.18%

Key Fund Statistics (as of November 30, 2024)

  Total Net Assets$263,944,324,607
  # of Portfolio Holdings547
  Total Net Advisory Fees Paid$376,182,816

Goldman Sachs Financial Square Government Fund

Loop Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Government Fund

38150C481-AR-1124     Loop Class

Annual Shareholder Report

November 30, 2024

Goldman Sachs Financial Square Government Fund

Seelaus Class : WMNXX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Financial Square Government Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Repurchase Agreements	49.5%
U.S. Treasury Obligations	37.2%
U.S. Government Agency Securities	11.8%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Seelaus	$18	0.18%

Key Fund Statistics (as of November 30, 2024)

  Total Net Assets$263,944,324,607
  # of Portfolio Holdings547
  Total Net Advisory Fees Paid$376,182,816

Goldman Sachs Financial Square Government Fund

Seelaus Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Government Fund

38150C499-AR-1124     Seelaus Class

Annual Shareholder Report

November 30, 2024

Goldman Sachs Financial Square Treasury Instruments Fund

Class D: FRDXX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Instruments Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

U.S. Treasury Obligations	99.9%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
D	$21	0.20%

Key Fund Statistics (as of November 30, 2024)

  Total Net Assets$93,753,462,649
  # of Portfolio Holdings279
  Total Net Advisory Fees Paid$150,799,705

Goldman Sachs Financial Square Treasury Instruments Fund

Class D

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Treasury Instruments Fund

38150C341-AR-1124     Class D

Annual Shareholder Report

November 30, 2024

Goldman Sachs Financial Square Treasury Instruments Fund

Institutional Class: FTIXX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Instruments Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

U.S. Treasury Obligations	99.9%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$21	0.20%

Key Fund Statistics (as of November 30, 2024)

  Total Net Assets$93,753,462,649
  # of Portfolio Holdings279
  Total Net Advisory Fees Paid$150,799,705

Goldman Sachs Financial Square Treasury Instruments Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Treasury Instruments Fund

38142B500-AR-1124     Institutional Class

Annual Shareholder Report

November 30, 2024

Goldman Sachs Financial Square Treasury Instruments Fund

Capital Class: GCIXX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Instruments Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

U.S. Treasury Obligations	99.9%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital	$36	0.35%

Key Fund Statistics (as of November 30, 2024)

  Total Net Assets$93,753,462,649
  # of Portfolio Holdings279
  Total Net Advisory Fees Paid$150,799,705

Goldman Sachs Financial Square Treasury Instruments Fund

Capital Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Treasury Instruments Fund

38143H407-AR-1124     Capital Class

Annual Shareholder Report

November 30, 2024

Goldman Sachs Financial Square Treasury Instruments Fund

Service Class: FYSXX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Instruments Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

U.S. Treasury Obligations	99.9%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$71	0.69%

Key Fund Statistics (as of November 30, 2024)

  Total Net Assets$93,753,462,649
  # of Portfolio Holdings279
  Total Net Advisory Fees Paid$150,799,705

Goldman Sachs Financial Square Treasury Instruments Fund

Service Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Treasury Instruments Fund

38142B708-AR-1124     Service Class

Annual Shareholder Report

November 30, 2024

Goldman Sachs Financial Square Treasury Instruments Fund

Preferred Class: GPIXX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Instruments Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

U.S. Treasury Obligations	99.9%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Preferred	$31	0.30%

Key Fund Statistics (as of November 30, 2024)

  Total Net Assets$93,753,462,649
  # of Portfolio Holdings279
  Total Net Advisory Fees Paid$150,799,705

Goldman Sachs Financial Square Treasury Instruments Fund

Preferred Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Treasury Instruments Fund

38142B807-AR-1124     Preferred Class

Annual Shareholder Report

November 30, 2024

Goldman Sachs Financial Square Treasury Instruments Fund

Select Class: GSIXX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Instruments Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

U.S. Treasury Obligations	99.9%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select	$24	0.23%

Key Fund Statistics (as of November 30, 2024)

  Total Net Assets$93,753,462,649
  # of Portfolio Holdings279
  Total Net Advisory Fees Paid$150,799,705

Goldman Sachs Financial Square Treasury Instruments Fund

Select Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Treasury Instruments Fund

38142Y724-AR-1124     Select Class

Annual Shareholder Report

November 30, 2024

Goldman Sachs Financial Square Treasury Instruments Fund

Administration Class: FRAXX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Instruments Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

U.S. Treasury Obligations	99.9%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administration	$46	0.45%

Key Fund Statistics (as of November 30, 2024)

  Total Net Assets$93,753,462,649
  # of Portfolio Holdings279
  Total Net Advisory Fees Paid$150,799,705

Goldman Sachs Financial Square Treasury Instruments Fund

Administration Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Treasury Instruments Fund

38142B609-AR-1124     Administration Class

Annual Shareholder Report

November 30, 2024

Goldman Sachs Financial Square Treasury Instruments Fund

Cash Management Class: GICXX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Instruments Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

U.S. Treasury Obligations	99.9%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Management	$101	0.99%

Key Fund Statistics (as of November 30, 2024)

  Total Net Assets$93,753,462,649
  # of Portfolio Holdings279
  Total Net Advisory Fees Paid$150,799,705

Goldman Sachs Financial Square Treasury Instruments Fund

Cash Management Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Treasury Instruments Fund

38145C729-AR-1124     Cash Management Class

Annual Shareholder Report

November 30, 2024

Goldman Sachs Financial Square Treasury Instruments Fund

Premier Class: GIPXX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Instruments Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

U.S. Treasury Obligations	99.9%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier	$56	0.55%

Key Fund Statistics (as of November 30, 2024)

  Total Net Assets$93,753,462,649
  # of Portfolio Holdings279
  Total Net Advisory Fees Paid$150,799,705

Goldman Sachs Financial Square Treasury Instruments Fund

Premier Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Treasury Instruments Fund

38145C737-AR-1124     Premier Class

Annual Shareholder Report

November 30, 2024

Goldman Sachs Financial Square Treasury Instruments Fund

Loop Class : LEIXX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Instruments Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

U.S. Treasury Obligations	99.9%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Loop	$21	0.20%

Key Fund Statistics (as of November 30, 2024)

  Total Net Assets$93,753,462,649
  # of Portfolio Holdings279
  Total Net Advisory Fees Paid$150,799,705

Goldman Sachs Financial Square Treasury Instruments Fund

Loop Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Treasury Instruments Fund

38150C465-AR-1124     Loop Class

Annual Shareholder Report

November 30, 2024

Goldman Sachs Financial Square Treasury Instruments Fund

Seelaus Class : WOMXX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Instruments Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

U.S. Treasury Obligations	99.9%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Seelaus	$19	0.19%

Key Fund Statistics (as of November 30, 2024)

  Total Net Assets$93,753,462,649
  # of Portfolio Holdings279
  Total Net Advisory Fees Paid$150,799,705

Goldman Sachs Financial Square Treasury Instruments Fund

Seelaus Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Treasury Instruments Fund

38150C473-AR-1124     Seelaus Class

Annual Shareholder Report

November 30, 2024

Goldman Sachs Financial Square Treasury Obligations Fund

Institutional Class: FTOXX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Obligations Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

U.S. Treasury Obligations	51.8%
Repurchase Agreements	51.7%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$21	0.20%

Key Fund Statistics (as of November 30, 2024)

  Total Net Assets$44,821,077,322
  # of Portfolio Holdings286
  Total Net Advisory Fees Paid$76,083,076

Goldman Sachs Financial Square Treasury Obligations Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Treasury Obligations Fund

38141W323-AR-1124     Institutional Class

Annual Shareholder Report

November 30, 2024

Goldman Sachs Financial Square Treasury Obligations Fund

Capital Class: GCTXX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Obligations Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

U.S. Treasury Obligations	51.8%
Repurchase Agreements	51.7%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital	$36	0.35%

Key Fund Statistics (as of November 30, 2024)

  Total Net Assets$44,821,077,322
  # of Portfolio Holdings286
  Total Net Advisory Fees Paid$76,083,076

Goldman Sachs Financial Square Treasury Obligations Fund

Capital Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Treasury Obligations Fund

38143H308-AR-1124     Capital Class

Annual Shareholder Report

November 30, 2024

Goldman Sachs Financial Square Treasury Obligations Fund

Service Class: FYAXX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Obligations Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

U.S. Treasury Obligations	51.8%
Repurchase Agreements	51.7%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$72	0.70%

Key Fund Statistics (as of November 30, 2024)

  Total Net Assets$44,821,077,322
  # of Portfolio Holdings286
  Total Net Advisory Fees Paid$76,083,076

Goldman Sachs Financial Square Treasury Obligations Fund

Service Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Treasury Obligations Fund

38141W299-AR-1124     Service Class

Annual Shareholder Report

November 30, 2024

Goldman Sachs Financial Square Treasury Obligations Fund

Preferred Class: GPOXX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Obligations Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

U.S. Treasury Obligations	51.8%
Repurchase Agreements	51.7%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Preferred	$31	0.30%

Key Fund Statistics (as of November 30, 2024)

  Total Net Assets$44,821,077,322
  # of Portfolio Holdings286
  Total Net Advisory Fees Paid$76,083,076

Goldman Sachs Financial Square Treasury Obligations Fund

Preferred Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Treasury Obligations Fund

38141W281-AR-1124     Preferred Class

Annual Shareholder Report

November 30, 2024

Goldman Sachs Financial Square Treasury Obligations Fund

Select Class: GSOXX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Obligations Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

U.S. Treasury Obligations	51.8%
Repurchase Agreements	51.7%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select	$24	0.23%

Key Fund Statistics (as of November 30, 2024)

  Total Net Assets$44,821,077,322
  # of Portfolio Holdings286
  Total Net Advisory Fees Paid$76,083,076

Goldman Sachs Financial Square Treasury Obligations Fund

Select Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Treasury Obligations Fund

38142Y732-AR-1124     Select Class

Annual Shareholder Report

November 30, 2024

Goldman Sachs Financial Square Treasury Obligations Fund

Administration Class: FGAXX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Obligations Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

U.S. Treasury Obligations	51.8%
Repurchase Agreements	51.7%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administration	$46	0.45%

Key Fund Statistics (as of November 30, 2024)

  Total Net Assets$44,821,077,322
  # of Portfolio Holdings286
  Total Net Advisory Fees Paid$76,083,076

Goldman Sachs Financial Square Treasury Obligations Fund

Administration Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Treasury Obligations Fund

38141W315-AR-1124     Administration Class

Annual Shareholder Report

November 30, 2024

Goldman Sachs Financial Square Treasury Obligations Fund

Cash Management Class: GTOXX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Obligations Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

U.S. Treasury Obligations	51.8%
Repurchase Agreements	51.7%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Management	$102	1.00%

Key Fund Statistics (as of November 30, 2024)

  Total Net Assets$44,821,077,322
  # of Portfolio Holdings286
  Total Net Advisory Fees Paid$76,083,076

Goldman Sachs Financial Square Treasury Obligations Fund

Cash Management Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Treasury Obligations Fund

38145C786-AR-1124     Cash Management Class

Annual Shareholder Report

November 30, 2024

Goldman Sachs Financial Square Treasury Obligations Fund

Premier Class: GTPXX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Obligations Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

U.S. Treasury Obligations	51.8%
Repurchase Agreements	51.7%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier	$56	0.55%

Key Fund Statistics (as of November 30, 2024)

  Total Net Assets$44,821,077,322
  # of Portfolio Holdings286
  Total Net Advisory Fees Paid$76,083,076

Goldman Sachs Financial Square Treasury Obligations Fund

Premier Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Treasury Obligations Fund

38145C794-AR-1124     Premier Class

Annual Shareholder Report

November 30, 2024

Goldman Sachs Financial Square Treasury Obligations Fund

Resource Class: GTRXX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Obligations Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

U.S. Treasury Obligations	51.8%
Repurchase Agreements	51.7%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Resource	$87	0.85%

Key Fund Statistics (as of November 30, 2024)

  Total Net Assets$44,821,077,322
  # of Portfolio Holdings286
  Total Net Advisory Fees Paid$76,083,076

Goldman Sachs Financial Square Treasury Obligations Fund

Resource Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Treasury Obligations Fund

38145C778-AR-1124     Resource Class

Annual Shareholder Report

November 30, 2024

Goldman Sachs Financial Square Treasury Solutions Fund

Institutional Class: FEDXX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Solutions Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

U.S. Treasury Obligations	61.8%
Repurchase Agreements	48.1%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$21	0.20%

Key Fund Statistics (as of November 30, 2024)

  Total Net Assets$14,685,889,276
  # of Portfolio Holdings239
  Total Net Advisory Fees Paid$26,105,956

Goldman Sachs Financial Square Treasury Solutions Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Treasury Solutions Fund

38142B880-AR-1124     Institutional Class

Annual Shareholder Report

November 30, 2024

Goldman Sachs Financial Square Treasury Solutions Fund

Capital Class: GCFXX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Solutions Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

U.S. Treasury Obligations	61.8%
Repurchase Agreements	48.1%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital	$36	0.35%

Key Fund Statistics (as of November 30, 2024)

  Total Net Assets$14,685,889,276
  # of Portfolio Holdings239
  Total Net Advisory Fees Paid$26,105,956

Goldman Sachs Financial Square Treasury Solutions Fund

Capital Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Treasury Solutions Fund

38143H605-AR-1124     Capital Class

Annual Shareholder Report

November 30, 2024

Goldman Sachs Financial Square Treasury Solutions Fund

Service Class: FVSXX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Solutions Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

U.S. Treasury Obligations	61.8%
Repurchase Agreements	48.1%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$72	0.70%

Key Fund Statistics (as of November 30, 2024)

  Total Net Assets$14,685,889,276
  # of Portfolio Holdings239
  Total Net Advisory Fees Paid$26,105,956

Goldman Sachs Financial Square Treasury Solutions Fund

Service Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Treasury Solutions Fund

38142B864-AR-1124     Service Class

Annual Shareholder Report

November 30, 2024

Goldman Sachs Financial Square Treasury Solutions Fund

Preferred Class: GPFXX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Solutions Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

U.S. Treasury Obligations	61.8%
Repurchase Agreements	48.1%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Preferred	$31	0.30%

Key Fund Statistics (as of November 30, 2024)

  Total Net Assets$14,685,889,276
  # of Portfolio Holdings239
  Total Net Advisory Fees Paid$26,105,956

Goldman Sachs Financial Square Treasury Solutions Fund

Preferred Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Treasury Solutions Fund

38142B856-AR-1124     Preferred Class

Annual Shareholder Report

November 30, 2024

Goldman Sachs Financial Square Treasury Solutions Fund

Select Class: GSFXX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Solutions Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

U.S. Treasury Obligations	61.8%
Repurchase Agreements	48.1%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select	$24	0.23%

Key Fund Statistics (as of November 30, 2024)

  Total Net Assets$14,685,889,276
  # of Portfolio Holdings239
  Total Net Advisory Fees Paid$26,105,956

Goldman Sachs Financial Square Treasury Solutions Fund

Select Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Treasury Solutions Fund

38142Y690-AR-1124     Select Class

Annual Shareholder Report

November 30, 2024

Goldman Sachs Financial Square Treasury Solutions Fund

Administration Class: FVAXX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Solutions Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

U.S. Treasury Obligations	61.8%
Repurchase Agreements	48.1%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administration	$46	0.45%

Key Fund Statistics (as of November 30, 2024)

  Total Net Assets$14,685,889,276
  # of Portfolio Holdings239
  Total Net Advisory Fees Paid$26,105,956

Goldman Sachs Financial Square Treasury Solutions Fund

Administration Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Treasury Solutions Fund

38142B872-AR-1124     Administration Class

Annual Shareholder Report

November 30, 2024

Goldman Sachs Financial Square Treasury Solutions Fund

Cash Management Class: GFCXX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Solutions Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

U.S. Treasury Obligations	61.8%
Repurchase Agreements	48.1%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Management	$102	1.00%

Key Fund Statistics (as of November 30, 2024)

  Total Net Assets$14,685,889,276
  # of Portfolio Holdings239
  Total Net Advisory Fees Paid$26,105,956

Goldman Sachs Financial Square Treasury Solutions Fund

Cash Management Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Treasury Solutions Fund

38145C752-AR-1124     Cash Management Class

Annual Shareholder Report

November 30, 2024

Goldman Sachs Financial Square Treasury Solutions Fund

Premier Class: GFPXX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Solutions Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

U.S. Treasury Obligations	61.8%
Repurchase Agreements	48.1%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier	$56	0.55%

Key Fund Statistics (as of November 30, 2024)

  Total Net Assets$14,685,889,276
  # of Portfolio Holdings239
  Total Net Advisory Fees Paid$26,105,956

Goldman Sachs Financial Square Treasury Solutions Fund

Premier Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Treasury Solutions Fund

38145C760-AR-1124     Premier Class

Annual Shareholder Report

November 30, 2024

Goldman Sachs Investor Money Market Fund

Class A : FMEXX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Investor Money Market Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

U.S. Treasury Obligations	23.6%
Commercial Paper and Corporate Obligations	24.9%
Repurchase Agreements	19.1%
Variable Rate Municipal Debt Obligations	8.8%
Certificate of Deposit	7.3%
Variable Rate Obligations	4.6%
Certificate of Deposit-Yankeedollar	4.3%
Medium Term Notes	2.2%
U.S. Government Agency Obligations	1.9%
Other	2.7%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$44	0.43%

Key Fund Statistics (as of November 30, 2024)

  Total Net Assets$10,220,112,106
  # of Portfolio Holdings575
  Total Net Advisory Fees Paid$14,763,034

Goldman Sachs Investor Money Market Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Investor Money Market Fund

38148U593-AR-1124     Class A

Annual Shareholder Report

November 30, 2024

Goldman Sachs Investor Money Market Fund

Class C : FMGXX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Investor Money Market Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

U.S. Treasury Obligations	23.6%
Commercial Paper and Corporate Obligations	24.9%
Repurchase Agreements	19.1%
Variable Rate Municipal Debt Obligations	8.8%
Certificate of Deposit	7.3%
Variable Rate Obligations	4.6%
Certificate of Deposit-Yankeedollar	4.3%
Medium Term Notes	2.2%
U.S. Government Agency Obligations	1.9%
Other	2.7%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$122	1.19%

Key Fund Statistics (as of November 30, 2024)

  Total Net Assets$10,220,112,106
  # of Portfolio Holdings575
  Total Net Advisory Fees Paid$14,763,034

Goldman Sachs Investor Money Market Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Investor Money Market Fund

38148U585-AR-1124     Class C

Annual Shareholder Report

November 30, 2024

Goldman Sachs Investor Money Market Fund

Class D : FMDXX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Investor Money Market Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

U.S. Treasury Obligations	23.6%
Commercial Paper and Corporate Obligations	24.9%
Repurchase Agreements	19.1%
Variable Rate Municipal Debt Obligations	8.8%
Certificate of Deposit	7.3%
Variable Rate Obligations	4.6%
Certificate of Deposit-Yankeedollar	4.3%
Medium Term Notes	2.2%
U.S. Government Agency Obligations	1.9%
Other	2.7%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class D	$18	0.18%

Key Fund Statistics (as of November 30, 2024)

  Total Net Assets$10,220,112,106
  # of Portfolio Holdings575
  Total Net Advisory Fees Paid$14,763,034

Goldman Sachs Investor Money Market Fund

Class D

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Investor Money Market Fund

38150C358-AR-1124     Class D

Annual Shareholder Report

November 30, 2024

Goldman Sachs Investor Money Market Fund

Class I : FMJXX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Investor Money Market Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

U.S. Treasury Obligations	23.6%
Commercial Paper and Corporate Obligations	24.9%
Repurchase Agreements	19.1%
Variable Rate Municipal Debt Obligations	8.8%
Certificate of Deposit	7.3%
Variable Rate Obligations	4.6%
Certificate of Deposit-Yankeedollar	4.3%
Medium Term Notes	2.2%
U.S. Government Agency Obligations	1.9%
Other	2.7%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$18	0.18%

Key Fund Statistics (as of November 30, 2024)

  Total Net Assets$10,220,112,106
  # of Portfolio Holdings575
  Total Net Advisory Fees Paid$14,763,034

Goldman Sachs Investor Money Market Fund

Class I

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Investor Money Market Fund

38148U577-AR-1124     Class I

Annual Shareholder Report

November 30, 2024

Goldman Sachs Investor Money Market Fund

Service Class: FHSXX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Investor Money Market Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

U.S. Treasury Obligations	23.6%
Commercial Paper and Corporate Obligations	24.9%
Repurchase Agreements	19.1%
Variable Rate Municipal Debt Obligations	8.8%
Certificate of Deposit	7.3%
Variable Rate Obligations	4.6%
Certificate of Deposit-Yankeedollar	4.3%
Medium Term Notes	2.2%
U.S. Government Agency Obligations	1.9%
Other	2.7%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$70	0.68%

Key Fund Statistics (as of November 30, 2024)

  Total Net Assets$10,220,112,106
  # of Portfolio Holdings575
  Total Net Advisory Fees Paid$14,763,034

Goldman Sachs Investor Money Market Fund

Service Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Investor Money Market Fund

38148U296-AR-1124     Service Class

Annual Shareholder Report

November 30, 2024

Goldman Sachs Investor Money Market Fund

Administration Class: FMKXX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Investor Money Market Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

U.S. Treasury Obligations	23.6%
Commercial Paper and Corporate Obligations	24.9%
Repurchase Agreements	19.1%
Variable Rate Municipal Debt Obligations	8.8%
Certificate of Deposit	7.3%
Variable Rate Obligations	4.6%
Certificate of Deposit-Yankeedollar	4.3%
Medium Term Notes	2.2%
U.S. Government Agency Obligations	1.9%
Other	2.7%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administration	$44	0.43%

Key Fund Statistics (as of November 30, 2024)

  Total Net Assets$10,220,112,106
  # of Portfolio Holdings575
  Total Net Advisory Fees Paid$14,763,034

Goldman Sachs Investor Money Market Fund

Administration Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Investor Money Market Fund

38148U569-AR-1124     Administration Class

Annual Shareholder Report

November 30, 2024

Goldman Sachs Investor Money Market Fund

Cash Management Class: FHMXX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Investor Money Market Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

U.S. Treasury Obligations	23.6%
Commercial Paper and Corporate Obligations	24.9%
Repurchase Agreements	19.1%
Variable Rate Municipal Debt Obligations	8.8%
Certificate of Deposit	7.3%
Variable Rate Obligations	4.6%
Certificate of Deposit-Yankeedollar	4.3%
Medium Term Notes	2.2%
U.S. Government Agency Obligations	1.9%
Other	2.7%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Management	$100	0.98%

Key Fund Statistics (as of November 30, 2024)

  Total Net Assets$10,220,112,106
  # of Portfolio Holdings575
  Total Net Advisory Fees Paid$14,763,034

Goldman Sachs Investor Money Market Fund

Cash Management Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Investor Money Market Fund

38148U320-AR-1124     Cash Management Class

Annual Shareholder Report

November 30, 2024

Goldman Sachs Investor Tax-Exempt California Money Market Fund

Class A : INCXX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Investor Tax-Exempt California Money Market Fund (the "Fund") for the period of September 10, 2024 to November 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Variable Rate Demand Note	48.0%
Other Municipal Security	22.7%
Non-Financial Company Commercial Paper	18.9%
U.S. Treasury Debt	7.7%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$10Footnote Reference(a)	0.43%Footnote Reference*
Footnote	Description
Footnote(a)	Based on the period September 10, 2024 (commencement of operations) through November 30, 2024. Expenses would have been higher if the Fund had been in existence for the full reporting period.
Footnote*	Annualized

Key Fund Statistics (as of November 30, 2024)

  Total Net Assets$5,029,603
  # of Portfolio Holdings41
  Total Net Advisory Fees Paid$1,796

Goldman Sachs Investor Tax-Exempt California Money Market Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Investor Tax-Exempt California Money Market Fund

38150C325-AR-1124     Class A

Annual Shareholder Report

November 30, 2024

Goldman Sachs Investor Tax-Exempt California Money Market Fund

Class I : ICIXX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Investor Tax-Exempt California Money Market Fund (the "Fund") for the period of September 10, 2024 to November 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Variable Rate Demand Note	48.0%
Other Municipal Security	22.7%
Non-Financial Company Commercial Paper	18.9%
U.S. Treasury Debt	7.7%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$4Footnote Reference(a)	0.18%Footnote Reference*
Footnote	Description
Footnote(a)	Based on the period September 10, 2024 (commencement of operations) through November 30, 2024. Expenses would have been higher if the Fund had been in existence for the full reporting period.
Footnote*	Annualized

Key Fund Statistics (as of November 30, 2024)

  Total Net Assets$5,029,603
  # of Portfolio Holdings41
  Total Net Advisory Fees Paid$1,796

Goldman Sachs Investor Tax-Exempt California Money Market Fund

Class I

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Investor Tax-Exempt California Money Market Fund

38150C317-AR-1124     Class I

Annual Shareholder Report

November 30, 2024

Goldman Sachs Investor Tax-Exempt California Money Market Fund

Service Class: ICSXX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Investor Tax-Exempt California Money Market Fund (the "Fund") for the period of September 10, 2024 to November 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Variable Rate Demand Note	48.0%
Other Municipal Security	22.7%
Non-Financial Company Commercial Paper	18.9%
U.S. Treasury Debt	7.7%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$15Footnote Reference(a)	0.68%Footnote Reference*
Footnote	Description
Footnote(a)	Based on the period September 10, 2024 (commencement of operations) through November 30, 2024. Expenses would have been higher if the Fund had been in existence for the full reporting period.
Footnote*	Annualized

Key Fund Statistics (as of November 30, 2024)

  Total Net Assets$5,029,603
  # of Portfolio Holdings41
  Total Net Advisory Fees Paid$1,796

Goldman Sachs Investor Tax-Exempt California Money Market Fund

Service Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Investor Tax-Exempt California Money Market Fund

38150C283-AR-1124     Service Class

Annual Shareholder Report

November 30, 2024

Goldman Sachs Investor Tax-Exempt California Money Market Fund

Preferred Class: ICPXX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Investor Tax-Exempt California Money Market Fund (the "Fund") for the period of September 10, 2024 to November 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Variable Rate Demand Note	48.0%
Other Municipal Security	22.7%
Non-Financial Company Commercial Paper	18.9%
U.S. Treasury Debt	7.7%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Preferred	$7Footnote Reference(a)	0.29%Footnote Reference*
Footnote	Description
Footnote(a)	Based on the period September 10, 2024 (commencement of operations) through November 30, 2024. Expenses would have been higher if the Fund had been in existence for the full reporting period.
Footnote*	Annualized

Key Fund Statistics (as of November 30, 2024)

  Total Net Assets$5,029,603
  # of Portfolio Holdings41
  Total Net Advisory Fees Paid$1,796

Goldman Sachs Investor Tax-Exempt California Money Market Fund

Preferred Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Investor Tax-Exempt California Money Market Fund

38150C275-AR-1124     Preferred Class

Annual Shareholder Report

November 30, 2024

Goldman Sachs Investor Tax-Exempt California Money Market Fund

Administration Class: ICBXX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Investor Tax-Exempt California Money Market Fund (the "Fund") for the period of September 10, 2024 to November 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Variable Rate Demand Note	48.0%
Other Municipal Security	22.7%
Non-Financial Company Commercial Paper	18.9%
U.S. Treasury Debt	7.7%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administration	$10Footnote Reference(a)	0.43%Footnote Reference*
Footnote	Description
Footnote(a)	Based on the period September 10, 2024 (commencement of operations) through November 30, 2024. Expenses would have been higher if the Fund had been in existence for the full reporting period.
Footnote*	Annualized

Key Fund Statistics (as of November 30, 2024)

  Total Net Assets$5,029,603
  # of Portfolio Holdings41
  Total Net Advisory Fees Paid$1,796

Goldman Sachs Investor Tax-Exempt California Money Market Fund

Administration Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Investor Tax-Exempt California Money Market Fund

38150C291-AR-1124     Administration Class

Annual Shareholder Report

November 30, 2024

Goldman Sachs Investor Tax-Exempt Money Market Fund

Class A : FKIXX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Investor Tax-Exempt Money Market Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the reporting period.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Variable Rate Demand Note	55.5%
Non-Financial Company Commercial Paper	31.5%
Other Municipal Security	9.4%
Tender Option Bond	1.6%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$45	0.44%

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 29, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective October 20, 2024, the Fund changed its principal investment strategy to permit the Fund to invest up to 20% of its net assets in securities the interest from which may be subject to federal income tax and an item of tax preference under the federal alternative minimum tax (“AMT”), including securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities. The Fund will continue to invest at least 80% of its net assets in securities issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest from which, if any, is in the opinion of bond counsel excluded from gross income for federal income tax purposes, and generally not an item of tax preference under the AMT.

Key Fund Statistics (as of November 30, 2024)

  Total Net Assets$2,470,475,985
  # of Portfolio Holdings198
  Total Net Advisory Fees Paid$3,635,438

Goldman Sachs Investor Tax-Exempt Money Market Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Investor Tax-Exempt Money Market Fund

38148U353-AR-1124     Class A

Annual Shareholder Report

November 30, 2024

Goldman Sachs Investor Tax-Exempt Money Market Fund

Class C : FCYXX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Investor Tax-Exempt Money Market Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the reporting period.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Variable Rate Demand Note	55.5%
Non-Financial Company Commercial Paper	31.5%
Other Municipal Security	9.4%
Tender Option Bond	1.6%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$120	1.19%

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 29, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective October 20, 2024, the Fund changed its principal investment strategy to permit the Fund to invest up to 20% of its net assets in securities the interest from which may be subject to federal income tax and an item of tax preference under the federal alternative minimum tax (“AMT”), including securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities. The Fund will continue to invest at least 80% of its net assets in securities issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest from which, if any, is in the opinion of bond counsel excluded from gross income for federal income tax purposes, and generally not an item of tax preference under the AMT.

Key Fund Statistics (as of November 30, 2024)

  Total Net Assets$2,470,475,985
  # of Portfolio Holdings198
  Total Net Advisory Fees Paid$3,635,438

Goldman Sachs Investor Tax-Exempt Money Market Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Investor Tax-Exempt Money Market Fund

38148U346-AR-1124     Class C

Annual Shareholder Report

November 30, 2024

Goldman Sachs Investor Tax-Exempt Money Market Fund

Class I : FTXXX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Investor Tax-Exempt Money Market Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the reporting period.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Variable Rate Demand Note	55.5%
Non-Financial Company Commercial Paper	31.5%
Other Municipal Security	9.4%
Tender Option Bond	1.6%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$19	0.19%

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 29, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective October 20, 2024, the Fund changed its principal investment strategy to permit the Fund to invest up to 20% of its net assets in securities the interest from which may be subject to federal income tax and an item of tax preference under the federal alternative minimum tax (“AMT”), including securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities. The Fund will continue to invest at least 80% of its net assets in securities issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest from which, if any, is in the opinion of bond counsel excluded from gross income for federal income tax purposes, and generally not an item of tax preference under the AMT.

Key Fund Statistics (as of November 30, 2024)

  Total Net Assets$2,470,475,985
  # of Portfolio Holdings198
  Total Net Advisory Fees Paid$3,635,438

Goldman Sachs Investor Tax-Exempt Money Market Fund

Class I

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Investor Tax-Exempt Money Market Fund

38141W182-AR-1124     Class I

Annual Shareholder Report

November 30, 2024

Goldman Sachs Investor Tax-Exempt Money Market Fund

Service Class: FESXX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Investor Tax-Exempt Money Market Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the reporting period.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Variable Rate Demand Note	55.5%
Non-Financial Company Commercial Paper	31.5%
Other Municipal Security	9.4%
Tender Option Bond	1.6%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$70	0.69%

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 29, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective October 20, 2024, the Fund changed its principal investment strategy to permit the Fund to invest up to 20% of its net assets in securities the interest from which may be subject to federal income tax and an item of tax preference under the federal alternative minimum tax (“AMT”), including securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities. The Fund will continue to invest at least 80% of its net assets in securities issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest from which, if any, is in the opinion of bond counsel excluded from gross income for federal income tax purposes, and generally not an item of tax preference under the AMT.

Key Fund Statistics (as of November 30, 2024)

  Total Net Assets$2,470,475,985
  # of Portfolio Holdings198
  Total Net Advisory Fees Paid$3,635,438

Goldman Sachs Investor Tax-Exempt Money Market Fund

Service Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Investor Tax-Exempt Money Market Fund

38141W166-AR-1124     Service Class

Annual Shareholder Report

November 30, 2024

Goldman Sachs Investor Tax-Exempt Money Market Fund

Preferred Class: GPTXX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Investor Tax-Exempt Money Market Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the reporting period.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Variable Rate Demand Note	55.5%
Non-Financial Company Commercial Paper	31.5%
Other Municipal Security	9.4%
Tender Option Bond	1.6%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Preferred	$29	0.29%

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 29, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective October 20, 2024, the Fund changed its principal investment strategy to permit the Fund to invest up to 20% of its net assets in securities the interest from which may be subject to federal income tax and an item of tax preference under the federal alternative minimum tax (“AMT”), including securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities. The Fund will continue to invest at least 80% of its net assets in securities issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest from which, if any, is in the opinion of bond counsel excluded from gross income for federal income tax purposes, and generally not an item of tax preference under the AMT.

Key Fund Statistics (as of November 30, 2024)

  Total Net Assets$2,470,475,985
  # of Portfolio Holdings198
  Total Net Advisory Fees Paid$3,635,438

Goldman Sachs Investor Tax-Exempt Money Market Fund

Preferred Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Investor Tax-Exempt Money Market Fund

38141W158-AR-1124     Preferred Class

Annual Shareholder Report

November 30, 2024

Goldman Sachs Investor Tax-Exempt Money Market Fund

Administration Class: FEAXX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Investor Tax-Exempt Money Market Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the reporting period.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Variable Rate Demand Note	55.5%
Non-Financial Company Commercial Paper	31.5%
Other Municipal Security	9.4%
Tender Option Bond	1.6%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administration	$45	0.44%

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 29, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective October 20, 2024, the Fund changed its principal investment strategy to permit the Fund to invest up to 20% of its net assets in securities the interest from which may be subject to federal income tax and an item of tax preference under the federal alternative minimum tax (“AMT”), including securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities. The Fund will continue to invest at least 80% of its net assets in securities issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest from which, if any, is in the opinion of bond counsel excluded from gross income for federal income tax purposes, and generally not an item of tax preference under the AMT.

Key Fund Statistics (as of November 30, 2024)

  Total Net Assets$2,470,475,985
  # of Portfolio Holdings198
  Total Net Advisory Fees Paid$3,635,438

Goldman Sachs Investor Tax-Exempt Money Market Fund

Administration Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Investor Tax-Exempt Money Market Fund

38141W174-AR-1124     Administration Class

Annual Shareholder Report

November 30, 2024

Goldman Sachs Investor Tax-Exempt New York Money Market Fund

Class A : INBXX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Investor Tax-Exempt New York Money Market Fund (the "Fund") for the period of September 10, 2024 to November 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Variable Rate Demand Note	65.3%
Other Municipal Security	18.6%
Non-Financial Company Commercial Paper	7.0%
U.S. Treasury Bills	3.2%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$10Footnote Reference(a)	0.43%Footnote Reference*
Footnote	Description
Footnote(a)	Based on the period September 10, 2024 (commencement of operations) through November 30, 2024. Expenses would have been higher if the Fund had been in existence for the full reporting period.
Footnote*	Annualized

Key Fund Statistics (as of November 30, 2024)

  Total Net Assets$5,707,484
  # of Portfolio Holdings37
  Total Net Advisory Fees Paid$1,979

Goldman Sachs Investor Tax-Exempt New York Money Market Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Investor Tax-Exempt New York Money Market Fund

38150C267-AR-1124     Class A

Annual Shareholder Report

November 30, 2024

Goldman Sachs Investor Tax-Exempt New York Money Market Fund

Class I : INYXX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Investor Tax-Exempt New York Money Market Fund (the "Fund") for the period of September 10, 2024 to November 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Variable Rate Demand Note	65.3%
Other Municipal Security	18.6%
Non-Financial Company Commercial Paper	7.0%
U.S. Treasury Bills	3.2%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$4Footnote Reference(a)	0.18%Footnote Reference*
Footnote	Description
Footnote(a)	Based on the period September 10, 2024 (commencement of operations) through November 30, 2024. Expenses would have been higher if the Fund had been in existence for the full reporting period.
Footnote*	Annualized

Key Fund Statistics (as of November 30, 2024)

  Total Net Assets$5,707,484
  # of Portfolio Holdings37
  Total Net Advisory Fees Paid$1,979

Goldman Sachs Investor Tax-Exempt New York Money Market Fund

Class I

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Investor Tax-Exempt New York Money Market Fund

38150C259-AR-1124     Class I

Annual Shareholder Report

November 30, 2024

Goldman Sachs Investor Tax-Exempt New York Money Market Fund

Service Class: INSXX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Investor Tax-Exempt New York Money Market Fund (the "Fund") for the period of September 10, 2024 to November 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Variable Rate Demand Note	65.3%
Other Municipal Security	18.6%
Non-Financial Company Commercial Paper	7.0%
U.S. Treasury Bills	3.2%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$15Footnote Reference(a)	0.68%Footnote Reference*
Footnote	Description
Footnote(a)	Based on the period September 10, 2024 (commencement of operations) through November 30, 2024. Expenses would have been higher if the Fund had been in existence for the full reporting period.
Footnote*	Annualized

Key Fund Statistics (as of November 30, 2024)

  Total Net Assets$5,707,484
  # of Portfolio Holdings37
  Total Net Advisory Fees Paid$1,979

Goldman Sachs Investor Tax-Exempt New York Money Market Fund

Service Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Investor Tax-Exempt New York Money Market Fund

38150C234-AR-1124     Service Class

Annual Shareholder Report

November 30, 2024

Goldman Sachs Investor Tax-Exempt New York Money Market Fund

Preferred Class: INPXX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Investor Tax-Exempt New York Money Market Fund (the "Fund") for the period of September 10, 2024 to November 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Variable Rate Demand Note	65.3%
Other Municipal Security	18.6%
Non-Financial Company Commercial Paper	7.0%
U.S. Treasury Bills	3.2%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Preferred	$7Footnote Reference(a)	0.29%Footnote Reference*
Footnote	Description
Footnote(a)	Based on the period September 10, 2024 (commencement of operations) through November 30, 2024. Expenses would have been higher if the Fund had been in existence for the full reporting period.
Footnote*	Annualized

Key Fund Statistics (as of November 30, 2024)

  Total Net Assets$5,707,484
  # of Portfolio Holdings37
  Total Net Advisory Fees Paid$1,979

Goldman Sachs Investor Tax-Exempt New York Money Market Fund

Preferred Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Investor Tax-Exempt New York Money Market Fund

38150C226-AR-1124     Preferred Class

Annual Shareholder Report

November 30, 2024

Goldman Sachs Investor Tax-Exempt New York Money Market Fund

Administration Class: INDXX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Investor Tax-Exempt New York Money Market Fund (the "Fund") for the period of September 10, 2024 to November 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Variable Rate Demand Note	65.3%
Other Municipal Security	18.6%
Non-Financial Company Commercial Paper	7.0%
U.S. Treasury Bills	3.2%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administration	$10Footnote Reference(a)	0.43%Footnote Reference*
Footnote	Description
Footnote(a)	Based on the period September 10, 2024 (commencement of operations) through November 30, 2024. Expenses would have been higher if the Fund had been in existence for the full reporting period.
Footnote*	Annualized

Key Fund Statistics (as of November 30, 2024)

  Total Net Assets$5,707,484
  # of Portfolio Holdings37
  Total Net Advisory Fees Paid$1,979

Goldman Sachs Investor Tax-Exempt New York Money Market Fund

Administration Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Investor Tax-Exempt New York Money Market Fund

38150C242-AR-1124     Administration Class

ITEM 2.	CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(b)	Not applicable.

(c)	During the period covered by this report, no amendments were made to the provisions of the Code of Ethics.

(d)	During the period covered by this report, the registrant did not grant any waivers, including an implicit waiver, from any provision of the Code of Ethics.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is available as provided in Item 19(a)(1) of this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s board of trustees has determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its audit committee. Kathryn A. Cassidy and Michael Latham are each an “audit committee financial expert” and “independent” (as each term is defined in Item 3 of Form N-CSR).

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Table 1 — Items 4(a) - 4(d). The accountant fees below reflect the aggregate fees billed by all of the Funds of the Goldman Sachs Trust and includes the Goldman Sachs Funds to which this certified shareholder report relates.

	2024	2023	Description of Services Rendered

Audit Fees:

• PricewaterhouseCoopers LLP (“PwC”)	$4,331,760	$4,436,596	Financial Statement audits.

Audit-Related Fees:

• PwC	$466,200	$516,600	Other attest services.

Tax Fees:

• PwC	$0	$0

Table 2 — Items 4(b)(c) & (d). Non-Audit Services to the Goldman Sachs Trust’s service affiliates* that were pre-approved by the Audit Committee of the Goldman Sachs Trust pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

	2024	2023	Description of Services Rendered

Audit-Related Fees:

• PwC	$2,122,312	$2,075,449	Internal control review performed in accordance with Statement on Standards for Attestation Engagements No. 16 and semi-annual updates related to withholding tax accrual for non-US jurisdictions. These fees are borne by the Funds’ Adviser.

*

These include the advisor (excluding sub-advisors) and any entity controlling, controlled by or under common control with the advisor that provides ongoing services to the registrant (hereinafter referred to as “service affiliates”).

Item 4(e)(1) — Audit Committee Pre-Approval Policies and Procedures

Pre-Approval of Audit and Non-Audit Services Provided to the Funds of the Goldman Sachs Trust. The Audit and Non-Audit Services Pre-Approval Policy (the “Policy”) adopted by the Audit Committee of Goldman Sachs Trust (“GST”) sets forth the procedures and the conditions pursuant to which services performed by an independent auditor for GST may be pre-approved. Services may be pre-approved specifically by the Audit Committee as a whole or, in certain circumstances, by the Audit Committee Chairman or the person designated as the Audit Committee Financial Expert. In addition, subject to specified cost limitations, certain services may be pre-approved under the provisions of the Policy. The Policy provides that the Audit Committee will consider whether the services provided by an independent auditor are consistent with the Securities and Exchange Commission’s rules on auditor independence. The Policy provides for periodic review and pre-approval by the Audit Committee of the services that may be provided by the independent auditor.

De Minimis Waiver. The pre-approval requirements of the Policy may be waived with respect to the provision of non-audit services that are permissible for an independent auditor to perform, provided (1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues subject to pre-approval that was paid to the independent auditors during the fiscal year in which the services are provided; (2) such services were not recognized by GST at the time of the engagement to be non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee, pursuant to the pre-approval provisions of the Policy.

Pre-Approval of Non-Audit Services Provided to GST’s Investment Advisers. The Policy provides that, in addition to requiring pre-approval of audit and non-audit services provided to GST, the Audit Committee will pre-approve those non-audit services provided to GST’s investment advisers (and entities controlling, controlled by or under common control with the investment advisers that provide ongoing services to GST) where the engagement relates directly to the operations or financial reporting of GST.

Item 4(e)(2) – 0% of the audit-related fees, tax fees and other fees listed in Table 1 were approved by GST’s Audit Committee pursuant to the “de minimis” exception of Rule 2-01(c)(7)(i)(C) of Regulation S-X. In addition, 0% of the non-audit services to the GST’s service affiliates listed in Table 2 were approved by GST’s Audit Committee pursuant to the “de minimis” exception of Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

Item 4(f) – Not applicable.

Item 4(g) Aggregate Non-Audit Fees Disclosure

The aggregate non-audit fees billed to GST by PwC for the twelve months ended November 30, 2024 and November 30, 2023 were approximately $466,200 and $516,600, respectively. The aggregate non-audit fees billed to GST’s adviser and service affiliates by PwC for non-audit services for the twelve months ended December 31, 2023 and December 31, 2022 were approximately $18.0 million and $17.1 million, respectively. The figures for these entities are not yet available for the twelve months ended December 31, 2024. With regard to the aggregate non-audit fees billed to GST’s adviser and service affiliates, the 2023 and 2022 amounts include fees for non-audit services required to be pre-approved [see Table 2] and fees for non-audit services that did not require pre-approval since they did not directly relate to GST’s operations or financial reporting.

Item 4(h) — GST’s Audit Committee has considered whether the provision of non-audit services to GST’s investment adviser and service affiliates that did not require pre-approval pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the auditors’ independence.

Item 4(i) – Not applicable.

Item 4(j) – Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS.

Schedule of Investments is included in Item 7 of this report.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Goldman Sachs Funds Annual Financial Statements November 30, 2024 Financial Square FundsSM Goldman Sachs Financial Square Federal Instruments Fund Goldman Sachs Financial Square Government Fund Goldman Sachs Financial Square Treasury Instruments Fund Goldman Sachs Financial Square Treasury Obligations Fund Goldman Sachs Financial Square Treasury Solutions Fund

Goldman Sachs Financial Square Funds

GOLDMAN SACHS FINANCIAL SQUARE FEDERAL INSTRUMENTS FUND

Schedule of Investments November 30, 2024

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Government Agency Securities – 28.7%

Federal Farm Credit Bank
$1,395,000	4.451%		05/06/25	$1,369,127
2,325,000	4.342		05/15/25	2,279,924
Federal Farm Credit Bank ((Prime Rate - 3.000%))
2,400,000	4.750	(a)	01/24/25	2,399,983
Federal Farm Credit Bank ((SOFR + 0.005%))
75,000,000	4.575	(a)	04/09/25	75,000,000
Federal Farm Credit Bank ((SOFR + 0.010%))
125,000,000	4.580	(a)	04/25/25	125,000,000
Federal Farm Credit Bank ((SOFR + 0.090%))
1,057,000	4.660	(a)	03/07/25	1,057,000
Federal Farm Credit Bank ((SOFR + 0.110%))
8,791,000	4.680	(a)	03/11/25	8,791,000
Federal Farm Credit Bank ((SOFR + 0.115%))
1,803,000	4.685	(a)	12/03/24	1,803,000
Federal Farm Credit Bank ((SOFR + 0.125%))
1,979,000	4.695	(a)	02/10/25	1,979,000
11,118,000	4.695	(a)	03/24/25	11,118,000
Federal Farm Credit Bank ((SOFR + 0.130%))
1,744,000	4.700	(a)	08/13/25	1,744,000
Federal Farm Credit Bank ((SOFR + 0.135%))
3,640,000	4.705	(a)	04/29/25	3,640,070
Federal Farm Credit Bank ((SOFR + 0.145%))
3,845,000	4.715	(a)	04/28/25	3,845,000
1,532,000	4.715	(a)	06/27/25	1,532,000
2,517,000	4.715	(a)	07/30/25	2,517,000
Federal Farm Credit Bank ((SOFR + 0.150%))
3,957,000	4.720	(a)	05/27/25	3,957,000
Federal Farm Credit Bank ((SOFR + 0.160%))
987,000	4.730	(a)	01/30/25	987,000
5,074,000	4.730	(a)	07/21/25	5,074,000
Federal Farm Credit Bank ((SOFR + 0.165%))
10,669,000	4.735	(a)	08/14/25	10,669,000
Federal Farm Credit Bank ((SOFR + 0.170%))
3,931,000	4.740	(a)	01/23/25	3,931,000
Federal Farm Credit Bank ((SOFR + 0.180%))
5,000,000	4.750	(a)	01/03/25	5,000,000
1,588,000	4.748	(a)	04/28/25	1,588,175
Federal Farm Credit Bank ((SOFR + 0.200%))
776,000	4.766	(a)	12/05/24	776,006
Federal Farm Credit Bank ((US Federal Funds Effective Rate + 0.155%))
3,139,000	4.735	(a)	06/27/25	3,139,000
Federal Farm Credit Bank (SOFR + 0.180%)
4,900,000	4.749		12/19/24	4,900,019
4,470,000	4.750		12/19/24	4,470,018
Federal Home Loan Bank
250,000,000	4.536		12/02/24	249,969,028
846,000	5.188		12/26/24	843,089
9,397,000	5.197		12/26/24	9,364,669
6,658,000	5.225		12/26/24	6,635,093
2,117,000	5.366		12/26/24	2,109,716
2,865,000	5.155		01/17/25	2,846,878
21,489,000	5.103		01/23/25	21,336,277
2,746,000	5.134		01/23/25	2,726,484
2,951,000	5.135		01/23/25	2,930,027
9,168,000	5.148		01/23/25	9,102,843
7,461,000	5.151		01/23/25	7,407,974
7,163,000	5.153		01/23/25	7,112,092

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Government Agency Securities – (continued)

$9,377,000	5.160%		01/23/25	$9,310,357
4,065,000	5.161		01/23/25	4,036,110
411,000	5.228		01/23/25	408,079
416,000	5.140		01/24/25	412,929
10,530,000	4.945		02/05/25	10,440,521
8,029,000	5.083		02/10/25	7,953,626
234,000	5.115		02/14/25	231,665
6,214,000	5.190		02/18/25	6,146,500
315,000	5.065		03/20/25	310,393
4,029,000	5.066		03/20/25	3,970,079
5,359,000	5.070		03/28/25	5,274,790
5,231,000	4.390		05/15/25	5,129,824
1,744,000	4.400		05/19/25	1,709,369
3,589,000	4.321		06/12/25	3,509,246
6,292,000	4.318		06/16/25	6,149,455
Federal Home Loan Bank ((SOFR + 0.005%))
480,185,000	4.575	(a)	02/06/25	480,185,000
250,000,000	4.575	(a)	02/10/25	250,000,000
Federal Home Loan Bank ((SOFR + 0.010%))
70,000,000	4.580	(a)	04/08/25	70,000,000
Federal Home Loan Bank ((SOFR + 0.020%))
85,000,000	4.590	(a)	01/27/25	85,001,989
1,875,000	4.590	(a)	06/10/25	1,874,567
Federal Home Loan Bank ((SOFR + 0.095%))
21,020,000	4.665	(a)	03/13/25	21,020,000
Federal Home Loan Bank ((SOFR + 0.110%))
6,830,000	4.680	(a)	04/07/26	6,830,000
Federal Home Loan Bank ((SOFR + 0.120%))
8,885,000	4.690	(a)	01/03/25	8,885,000
20,870,000	4.690	(a)	04/17/25	20,870,000
Federal Home Loan Bank ((SOFR + 0.125%))
7,670,000	4.695	(a)	03/24/25	7,670,000
4,175,000	4.695	(a)	05/28/25	4,175,000
Federal Home Loan Bank ((SOFR + 0.130%))
20,440,000	4.700	(a)	05/09/25	20,440,000
Federal Home Loan Bank ((SOFR + 0.135%))
8,885,000	4.705	(a)	05/02/25	8,885,000
Federal Home Loan Bank ((SOFR + 0.150%))
9,420,000	4.720	(a)	05/28/25	9,420,000
9,640,000	4.720	(a)	06/06/25	9,640,000
Federal Home Loan Bank ((SOFR + 0.155%))
8,455,000	4.725	(a)	07/08/25	8,455,000
Federal Home Loan Bank ((SOFR + 0.160%))
16,170,000	4.730	(a)	07/10/25	16,170,000
14,760,000	4.730	(a)	07/14/25	14,760,000
6,445,000	4.730	(a)	07/25/25	6,445,000
Federal Home Loan Bank ((SOFR + 0.165%))
8,545,000	4.735	(a)	01/17/25	8,545,000
Tennessee Valley Authority
117,000,000	4.606		12/11/24	116,853,100
129,200,000	4.610		12/18/24	128,924,230

TOTAL U.S. GOVERNMENT AGENCY SECURITIES				$1,980,992,321

U.S. Treasury Obligations – 74.4%

United States Treasury Bills
26,000,000	4.612		12/10/24	25,970,555
96,514,000	4.635		12/19/24	96,294,779
139,820,900	4.645		12/19/24	139,503,312
4,603,600	4.651		12/19/24	4,593,143

The accompanying notes are an integral part of these financial statements.	3

GOLDMAN SACHS FINANCIAL SQUARE FEDERAL INSTRUMENTS FUND

Schedule of Investments (continued) November 30, 2024

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Treasury Obligations – (continued)

$1,970,400	4.888%		12/19/24	$1,965,924
10,820,400	4.601		12/24/24	10,789,042
522,441,800	4.622		12/24/24	520,927,744
44,391,000	4.642		12/24/24	44,262,353
13,952,000	4.646		12/24/24	13,911,567
7,709,800	4.683		12/24/24	7,687,457
21,215,900	4.699		12/24/24	21,154,415
6,537,200	4.700		12/24/24	6,518,255
2,483,000	4.704		12/24/24	2,475,804
16,467,600	4.705		12/24/24	16,419,876
1,613,700	4.585		12/26/24	1,608,620
57,206,200	4.630		12/26/24	57,026,110
3,414,700	4.643		12/26/24	3,403,950
9,105,800	4.648		12/26/24	9,077,134
411,154,400	4.613		12/31/24	409,638,377
2,064,700	4.628		12/31/24	2,057,087
19,065,100	4.633		12/31/24	18,994,802
220,450,000	4.642	(b)	12/31/24	219,637,149
229,952,200	4.579		01/02/25	229,034,455
21,456,000	4.604		01/02/25	21,370,369
53,296,400	4.612		01/02/25	53,083,693
2,265,600	4.617		01/02/25	2,256,558
9,953,000	4.622		01/02/25	9,913,277
20,247,800	4.628		01/02/25	20,166,990
23,887,100	4.633		01/02/25	23,791,766
47,181,400	4.592		01/07/25	46,962,478
11,517,700	4.489		01/09/25	11,461,798
172,800	4.489		01/09/25	171,961
27,196,500	4.513		01/09/25	27,064,500
202,300	4.526		01/09/25	201,318
167,408,600	4.503		01/14/25	166,488,137
6,378,300	4.503		01/14/25	6,343,230
15,664,600	4.519		01/14/25	15,578,471
4,233,700	4.524		01/14/25	4,210,422
115,831,300	4.571		01/21/25	115,098,619
1,387,200	4.613		02/04/25	1,375,956
209,300	4.614		02/04/25	207,603
563,400	4.618		02/04/25	558,833
2,889,600	4.644		02/04/25	2,866,178
22,675,300	4.544		02/06/25	22,482,953
10,408,100	4.547		02/06/25	10,319,811
21,976,600	4.550		02/06/25	21,790,180
94,855,400	4.555		02/06/25	94,050,773
578,700	4.558		02/06/25	573,791
2,594,700	4.969		02/06/25	2,572,690
707,000	4.983		02/06/25	701,003
13,279,700	4.985		02/06/25	13,167,053
12,222,700	4.987		02/06/25	12,119,019
13,233,000	4.990		02/06/25	13,120,749
6,418,200	4.991		02/06/25	6,363,756
13,591,500	4.993		02/06/25	13,476,208
27,543,200	4.995		02/06/25	27,309,560
16,358,100	4.998		02/06/25	16,219,340
4,393,900	4.478		02/13/25	4,350,513
3,040,600	4.479		02/13/25	3,010,576
2,139,200	4.481		02/13/25	2,118,077
12,341,500	4.490		02/13/25	12,219,637
1,114,200	4.490		02/13/25	1,103,198
36,264,700	4.996		02/13/25	35,906,612

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

U.S. Treasury Obligations – (continued)

$7,642,800	4.511%	02/27/25	$7,561,716
8,361,400	4.511	03/04/25	8,266,367
13,172,300	4.527	03/04/25	13,022,587
4,225,500	4.543	03/04/25	4,177,474
1,483,800	4.548	03/04/25	1,466,936
9,449,100	4.553	03/04/25	9,341,704
4,206,400	4.558	03/04/25	4,158,591
9,523,900	4.823	03/06/25	9,407,159
30,687,500	4.506	03/11/25	30,313,125
5,969,500	4.506	03/11/25	5,896,675
6,609,800	4.507	03/11/25	6,529,163
437,300	4.508	03/11/25	431,965
11,948,600	4.511	03/11/25	11,802,832
1,449,600	4.512	03/11/25	1,431,915
1,093,200	4.517	03/11/25	1,079,863
6,516,200	4.522	03/11/25	6,436,705
711,200	4.526	03/11/25	702,524
22,227,900	4.527	03/11/25	21,956,729
4,476,400	4.532	03/11/25	4,421,790
20,565,800	4.537	03/11/25	20,314,906
1,796,500	4.645	03/13/25	1,773,450
13,717,900	4.650	03/13/25	13,541,896
2,800	4.696	03/13/25	2,764
34,443,700	4.701	03/13/25	34,001,779
500	4.705	03/13/25	494
14,953,500	4.742	03/13/25	14,761,643
22,211,500	4.503	03/18/25	21,922,379
7,674,800	4.503	03/18/25	7,574,899
3,651,500	4.506	03/18/25	3,603,969
1,827,200	4.510	03/18/25	1,803,416
2,866,100	4.511	03/18/25	2,828,793
17,430,000	4.517	03/18/25	17,203,118
2,692,700	4.504	03/25/25	2,655,316
51,680,200	4.506	03/25/25	50,962,708
31,327,500	4.510	03/25/25	30,892,571
10,656,500	4.510	03/25/25	10,508,553
4,838,000	4.511	03/25/25	4,770,833
5,831,800	4.516	03/25/25	5,750,835
34,384,400	4.517	03/25/25	33,907,031
6,732,400	4.521	03/25/25	6,638,932
133,022,500	4.388	03/27/25	131,190,424
572,500	4.423	03/27/25	564,615
1,802,900	4.432	03/27/25	1,778,069
2,381,300	4.447	03/27/25	2,348,503
422,600	4.447	03/27/25	416,780
634,800	4.447	03/27/25	626,057
50,282,400	4.418	04/03/25	49,557,757
1,404,900	4.418	04/03/25	1,384,653
682,600	4.397	04/10/25	671,987
2,127,400	4.397	04/10/25	2,094,325
127,575,900	4.427	04/10/25	125,592,439
210,700	4.429	04/10/25	207,424
1,957,200	4.433	04/10/25	1,926,771
2,218,500	4.451	04/10/25	2,184,008
1,920,200	4.394	04/24/25	1,886,971
20,473,800	4.394	04/24/25	20,119,499
493,100	4.399	04/24/25	484,567
3,928,600	4.399	04/24/25	3,860,615
330,100	4.415	04/24/25	324,388

4	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FINANCIAL SQUARE FEDERAL INSTRUMENTS FUND

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

U.S. Treasury Obligations – (continued)

$704,500	4.415%	04/24/25	$692,309
6,573,100	4.427	04/24/25	6,459,352
3,020,200	4.422	05/01/25	2,965,426
78,176,700	4.444	05/01/25	76,758,908
25,538,300	4.414	05/08/25	25,059,810
22,956,800	4.425	05/08/25	22,526,678
14,945,000	4.427	05/08/25	14,664,988
9,165,300	4.438	05/08/25	8,993,577
13,056,400	4.443	05/08/25	12,811,773
6,925,900	4.099	05/15/25	6,784,194
2,360,600	4.099	05/15/25	2,312,301
1,255,800	4.099	05/15/25	1,230,106
1,458,300	4.102	05/15/25	1,428,463
34,763,400	4.102	05/15/25	34,052,129
16,475,900	4.124	05/15/25	16,138,798
11,419,500	4.125	05/15/25	11,185,853
3,645,800	4.125	05/15/25	3,571,206
3,060,300	4.128	05/15/25	2,997,685
8,704,600	4.182	05/15/25	8,526,501
5,739,200	4.206	05/15/25	5,621,774
2,869,600	4.216	05/15/25	2,810,887
5,739,200	4.280	05/15/25	5,621,774
4,399,600	4.280	05/15/25	4,309,583
4,562,400	4.280	05/15/25	4,469,052
760,900	4.469	05/15/25	745,332
11,435,200	4.470	05/15/25	11,201,232
15,387,200	4.474	05/15/25	15,072,373
2,571,100	4.475	05/15/25	2,518,494
1,779,500	4.476	05/15/25	1,743,091
474,500	4.458	05/22/25	464,717
7,383,400	4.462	05/22/25	7,231,178
524,800	4.463	05/22/25	513,980
2,592,600	4.468	05/22/25	2,539,149
52,580,100	4.475	05/22/25	51,496,064
2,697,800	4.477	05/22/25	2,642,180
6,562,400	4.480	05/22/25	6,427,104
191,400	4.486	05/22/25	187,454
1,323,400	4.488	05/22/25	1,296,116
380,500	4.491	05/22/25	372,655
10,022,000	4.496	05/22/25	9,815,378
5,988,500	4.459	05/29/25	5,859,736
3,208,200	4.459	05/29/25	3,139,218
1,000,600	4.467	05/29/25	979,085
3,839,900	4.469	05/29/25	3,757,335
2,274,900	4.488	05/29/25	2,225,986
35,291,900	4.498	05/29/25	34,533,060
2,250,700	3.964	08/07/25	2,185,571
471,500	3.964	08/07/25	457,856
282,900	3.978	08/07/25	274,714
320,200	3.986	08/07/25	310,934
282,900	4.000	08/07/25	274,714
1,947,000	4.016	08/07/25	1,890,659
9,589,600	4.029	08/07/25	9,312,102
4,554,200	4.033	08/07/25	4,422,413
3,369,900	4.033	08/07/25	3,272,384
596,900	4.061	08/07/25	579,627
2,264,800	4.065	08/07/25	2,199,262
96,300	4.076	08/07/25	93,513
1,925,600	4.120	08/07/25	1,869,878

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

U.S. Treasury Obligations – (continued)

$2,888,500	4.147%	08/07/25	$2,804,914
257,300	4.162	08/07/25	249,854
5,959,700	4.178	08/07/25	5,787,242
2,339,800	4.404	08/07/25	2,272,092
2,127,800	4.418	08/07/25	2,066,227
1,262,800	4.447	08/07/25	1,226,258
383,600	4.457	08/07/25	372,500
446,800	4.460	08/07/25	433,871
1,200,800	4.311	09/04/25	1,162,918
5,484,500	4.214	10/02/25	5,297,715
4,380,400	4.244	10/02/25	4,231,217
1,516,300	4.246	10/02/25	1,464,660
1,616,800	4.321	10/30/25	1,555,577
2,658,800	4.361	10/30/25	2,558,119
1,940,400	4.366	10/30/25	1,866,923
2,994,400	4.376	10/30/25	2,881,011
778,500	4.382	10/30/25	749,021
598,800	4.390	10/30/25	576,125
4,799,500	4.390	10/30/25	4,617,757
3,901,200	4.390	10/30/25	3,753,473
57,000,000	4.393	10/30/25	54,841,580
25,012,200	4.436	11/28/25	23,958,366
United States Treasury Floating Rate Note
46,000	5.091	02/28/25	45,564
520,900	5.102	02/28/25	515,966
52,468,000	4.634	04/30/25	52,464,221
33,790,900	4.635	04/30/25	33,788,466
1,594,600	4.330	05/15/25	1,578,377
1,160,500	4.361	05/15/25	1,151,914
2,287,300	4.429	05/15/25	2,264,030
13,105,800	4.439	05/15/25	12,972,469
1,143,600	4.449	05/15/25	1,131,966
285,800	4.315	07/31/25	285,212
4,527,500	4.595	07/31/25	4,525,653
9,169,700	4.987	07/31/25	8,890,932
12,389,900	4.989	07/31/25	12,013,234
9,757,800	5.075	07/31/25	9,461,153
9,273,300	5.096	07/31/25	9,254,224
282,900	4.289	08/15/25	280,373
13,064,900	4.296	08/15/25	12,857,593
952,700	4.299	08/15/25	944,190
570,500	4.391	08/15/25	561,448
380,300	4.394	08/15/25	376,903
1,309,400	4.456	08/15/25	1,288,623
4,925,100	4.460	08/15/25	4,881,108
6,864,100	4.391	11/30/25	6,896,112
91,971,500	4.709	01/31/26	92,000,319
458,100	4.647	07/31/26	457,571
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY +0.125%)
49,208,400	4.592	07/31/25	49,188,326
19,388,300	4.593	07/31/25	19,380,391
60,729,600	4.594	07/31/25	60,704,827
32,488,600	4.595	07/31/25	32,475,347
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY +0.150%)
77,375,100	4.614	04/30/26	77,373,199
5,908,000	4.617	04/30/26	5,907,855

The accompanying notes are an integral part of these financial statements.	5

GOLDMAN SACHS FINANCIAL SQUARE FEDERAL INSTRUMENTS FUND

Schedule of Investments (continued) November 30, 2024

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

U.S. Treasury Obligations – (continued)

United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY +0.169%)

$5,135,300	4.631%	04/30/25	$5,134,930
10,018,800	4.632	04/30/25	10,018,079
6,384,300	4.633	04/30/25	6,383,840
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY +0.170%)
30,487,000	4.641	10/31/25	30,474,752
69,777,600	5.495	10/31/25	69,749,567
59,571,700	5.504	10/31/25	59,547,768
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY +0.182%)
3,561,700	4.648	07/31/26	3,557,589
22,500,000	4.653	07/31/26	22,474,026
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY +0.200%)
78,096,000	4.664	01/31/25	78,094,118
36,929,600	4.665	01/31/25	36,928,710
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY +0.205%)
25,290,800	4.668	10/31/26	25,302,474
9,966,500	4.669	10/31/26	9,971,100
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY +0.245%)
3,513,600	4.704	01/31/26	3,514,701
39,719,000	4.705	01/31/26	39,731,446
76,438,600	4.706	01/31/26	76,462,552
17,899,200	4.707	01/31/26	17,904,808
34,835,900	4.708	01/31/26	34,846,816

TOTAL U.S. TREASURY OBLIGATIONS			$5,130,785,456

TOTAL INVESTMENTS - 103.1%			$7,111,777,777

LIABILITIES IN EXCESS OF OTHER ASSETS - (3.1)%			(217,098,044)

NET ASSETS - 100.0%			$6,894,679,733

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)

Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on November 30, 2024.

(b)	All or a portion represents a forward commitment.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, the date of the next interest rate reset for variable rate securities, or the prerefunded date for those types of securities.

Investment Abbreviations:

MMY	—Money Market Yield

Prime	—Federal Reserve Bank Prime Loan Rate US

SOFR	—Secured Overnight Financing Rate

T-Bill	—Treasury Bill

6	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FINANCIAL SQUARE GOVERNMENT FUND

Schedule of Investments November 30, 2024

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Government Agency Securities – 11.8%

Federal Farm Credit Bank
$58,003,000	4.451%		05/06/25	$56,927,237
96,672,000	4.342		05/15/25	94,797,772
Federal Farm Credit Bank ((Prime Rate - 2.990%))
237,679,000	4.760	(a)	06/18/26	237,679,000
Federal Farm Credit Bank ((Prime Rate - 3.000%))
143,475,000	4.750	(a)	01/24/25	143,473,997
Federal Farm Credit Bank ((Prime Rate - 3.025%))
112,926,000	4.722	(a)	03/18/26	112,973,961
Federal Farm Credit Bank ((Prime Rate - 3.035%))
142,400,000	4.715	(a)	04/29/26	142,400,000
Federal Farm Credit Bank ((Prime Rate - 3.040%))
120,598,000	4.710	(a)	05/21/26	120,598,000
38,108,000	4.710	(a)	05/28/26	38,108,000
99,052,000	4.710	(a)	06/12/26	99,052,000
Federal Farm Credit Bank ((Prime Rate - 3.060%))
142,042,000	4.690	(a)	03/24/26	142,042,000
Federal Farm Credit Bank ((Prime Rate - 3.070%))
189,843,000	4.680	(a)	01/02/26	189,843,000
188,864,000	4.680	(a)	01/29/26	188,864,000
Federal Farm Credit Bank ((SOFR + 0.085%))
236,080,000	4.655	(a)	12/29/25	236,080,000
Federal Farm Credit Bank ((SOFR + 0.090%))
96,103,000	4.660	(a)	03/07/25	96,103,000
135,450,000	4.660	(a)	02/09/26	135,450,000
Federal Farm Credit Bank ((SOFR + 0.100%))
246,870,000	4.670	(a)	04/15/26	246,870,000
Federal Farm Credit Bank ((SOFR + 0.105%))
88,735,000	4.675	(a)	03/18/26	88,742,968
245,524,000	4.675	(a)	05/26/26	245,524,000
Federal Farm Credit Bank ((SOFR + 0.110%))
481,116,000	4.680	(a)	03/11/25	481,116,000
89,344,000	4.680	(a)	03/13/26	89,344,000
96,013,000	4.680	(a)	04/16/26	96,013,000
118,832,000	4.680	(a)	04/21/26	118,832,000
Federal Farm Credit Bank ((SOFR + 0.115%))
107,032,000	4.685	(a)	12/03/24	107,032,000
33,651,000	4.685	(a)	04/08/26	33,651,000
Federal Farm Credit Bank ((SOFR + 0.120%))
123,239,000	4.690	(a)	07/15/26	123,239,000
Federal Farm Credit Bank ((SOFR + 0.125%))
96,978,000	4.695	(a)	02/10/25	96,978,000
544,911,000	4.695	(a)	03/24/25	544,911,000
133,264,000	4.695	(a)	06/10/26	133,264,000
132,192,000	4.695	(a)	06/15/26	132,192,000
266,486,000	4.695	(a)	06/18/26	266,486,000
320,951,000	4.695	(a)	08/06/26	320,951,000
540,136,000	4.695	(a)	09/21/26	540,136,000
Federal Farm Credit Bank ((SOFR + 0.130%))
158,568,000	4.700	(a)	08/13/25	158,568,000
158,440,000	4.700	(a)	08/28/26	158,440,000
Federal Farm Credit Bank ((SOFR + 0.135%))
166,002,000	4.705	(a)	04/29/25	166,005,186
Federal Farm Credit Bank ((SOFR + 0.140%))
45,514,000	4.710	(a)	08/26/26	45,514,000
155,027,000	4.710	(a)	09/04/26	155,027,000
91,870,000	4.710	(a)	09/09/26	91,870,000
340,680,000	4.710	(a)	10/09/26	340,680,000
47,982,000	4.710	(a)	10/23/26	47,982,000

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Government Agency Securities – (continued)

Federal Farm Credit Bank ((SOFR + 0.145%))
$228,256,000	4.715	%(a)	04/28/25	$228,256,000
71,945,000	4.715	(a)	06/27/25	71,945,000
114,262,000	4.715	(a)	07/30/25	114,262,000
Federal Farm Credit Bank ((SOFR + 0.150%))
146,709,000	4.720	(a)	01/03/25	146,709,000
170,305,000	4.720	(a)	05/27/25	170,305,000
Federal Farm Credit Bank ((SOFR + 0.155%))
308,444,000	4.725	(a)	02/10/25	308,444,000
Federal Farm Credit Bank ((SOFR + 0.160%))
57,378,000	4.730	(a)	01/30/25	57,378,000
237,642,000	4.730	(a)	07/21/25	237,642,000
358,327,000	4.730	(a)	08/04/25	358,327,000
Federal Farm Credit Bank ((SOFR + 0.165%))
122,917,000	4.735	(a)	08/14/25	122,917,000
Federal Farm Credit Bank ((SOFR + 0.170%))
234,191,000	4.740	(a)	01/23/25	234,191,000
Federal Farm Credit Bank ((SOFR + 0.180%))
292,500,000	4.750	(a)	01/03/25	292,500,000
77,958,000	4.748	(a)	04/28/25	77,966,592
Federal Farm Credit Bank ((SOFR + 0.195%))
215,599,000	4.775	(a)	06/02/25	215,599,000
Federal Farm Credit Bank ((SOFR + 0.200%))
46,034,000	4.766	(a)	12/05/24	46,034,327
Federal Farm Credit Bank (Prime Rate - 3.030%)
127,409,000	4.718	(a)	04/17/26	127,423,265
211,586,000	4.720	(a)	04/17/26	211,609,690
Federal Farm Credit Bank (SOFR + 0.180%)
287,975,000	4.749	(a)	12/19/24	287,976,121
280,910,000	4.750	(a)	12/19/24	280,911,094
Federal Home Loan Bank
311,137,000	5.197		12/26/24	310,066,464
238,405,000	5.219		12/26/24	237,584,715
297,318,000	5.225		12/26/24	296,295,011
78,048,000	5.366		12/26/24	77,779,458
96,000,000	5.155		01/17/25	95,392,760
719,997,000	5.103		01/23/25	714,879,947
91,995,000	5.134		01/23/25	91,341,187
98,880,000	5.135		01/23/25	98,177,255
307,199,000	5.148		01/23/25	305,015,722
250,005,000	5.151		01/23/25	248,228,202
239,999,000	5.153		01/23/25	238,293,316
314,179,000	5.160		01/23/25	311,946,115
136,213,000	5.161		01/23/25	135,244,928
13,771,000	5.228		01/23/25	13,673,129
13,927,000	5.140		01/24/25	13,824,177
474,761,000	4.945		02/05/25	470,726,718
336,454,000	5.083		02/10/25	333,295,444
480,996,000	5.078		02/12/25	476,358,197
9,553,000	5.115		02/14/25	9,457,669
240,444,000	5.190		02/18/25	237,832,177
12,042,000	5.065		03/20/25	11,865,896
154,422,000	5.066		03/20/25	152,163,707
207,385,000	5.070		03/28/25	204,126,204
217,512,000	4.390		05/15/25	213,304,955
72,504,000	4.400		05/19/25	71,064,252
144,736,000	4.321		06/12/25	141,519,705
253,772,000	4.318		06/16/25	248,022,795

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS FINANCIAL SQUARE GOVERNMENT FUND

Schedule of Investments (continued) November 30, 2024

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Government Agency Securities – (continued)

Federal Home Loan Bank ((SOFR - 0.005%))
$1,500,000,000	4.565	%(a)	02/19/25	$1,500,000,000
Federal Home Loan Bank ((SOFR + 0.005%))
208,230,000	4.575	(a)	02/06/25	208,230,000
Federal Home Loan Bank ((SOFR + 0.020%))
85,485,000	4.590	(a)	06/10/25	85,485,000
Federal Home Loan Bank ((SOFR + 0.090%))
48,040,000	4.660	(a)	02/19/26	48,040,000
Federal Home Loan Bank ((SOFR + 0.095%))
950,845,000	4.665	(a)	03/13/25	950,845,000
Federal Home Loan Bank ((SOFR + 0.100%))
197,495,000	4.670	(a)	04/17/26	197,495,000
Federal Home Loan Bank ((SOFR + 0.110%))
240,065,000	4.680	(a)	04/07/26	240,065,000
Federal Home Loan Bank ((SOFR + 0.120%))
467,075,000	4.690	(a)	01/03/25	467,075,000
950,320,000	4.690	(a)	04/17/25	950,320,000
Federal Home Loan Bank ((SOFR + 0.125%))
375,800,000	4.695	(a)	03/24/25	375,800,000
190,065,000	4.695	(a)	05/28/25	190,065,000
Federal Home Loan Bank ((SOFR + 0.130%))
949,450,000	4.700	(a)	05/09/25	949,450,000
Federal Home Loan Bank ((SOFR + 0.135%))
467,075,000	4.705	(a)	05/02/25	467,075,000
Federal Home Loan Bank ((SOFR + 0.140%))
375,825,000	4.710	(a)	09/09/26	375,825,000
493,740,000	4.710	(a)	10/08/26	493,740,000
365,125,000	4.710	(a)	10/29/26	365,125,000
Federal Home Loan Bank ((SOFR + 0.150%))
559,000,000	4.720	(a)	05/28/25	559,000,000
472,510,000	4.720	(a)	06/06/25	472,510,000
Federal Home Loan Bank ((SOFR + 0.155%))
66,690,000	4.725	(a)	07/08/25	66,690,000
Federal Home Loan Bank ((SOFR + 0.160%))
496,000,000	4.730	(a)	02/03/25	496,000,000
300,265,000	4.730	(a)	07/25/25	300,265,000
182,005,000	4.730	(a)	08/08/25	182,005,000
Federal Home Loan Bank ((SOFR + 0.165%))
476,015,000	4.735	(a)	01/17/25	476,015,000
Federal Home Loan Mortgage Corp. ((SOFR + 0.090%))
689,029,000	4.660	(a)	01/26/26	689,029,000
Federal Home Loan Mortgage Corp. ((SOFR + 0.140%))
404,828,000	4.710	(a)	09/04/26	404,828,000
229,714,000	4.710	(a)	10/16/26	229,714,000
Federal National Mortgage Association ((SOFR + 0.120%))
476,898,000	4.690	(a)	07/29/26	476,898,000
Federal National Mortgage Association ((SOFR + 0.135%))
987,275,000	4.705	(a)	08/21/26	987,258,961
Federal National Mortgage Association ((SOFR + 0.140%))
863,397,000	4.710	(a)	09/11/26	863,397,000
237,973,000	4.710	(a)	10/23/26	237,973,000
U.S. International Development Finance Corp.
11,372,000	0.000		09/30/25	11,454,579
U.S. International Development Finance Corp. ((3 Mo. U.S. Treasury Bill Yield + 0.000%))
10,050,000	4.750	(a)	06/15/25	10,050,000
9,752,924	4.750	(a)	07/15/25	9,752,924
3,789,474	4.750	(a)	09/15/25	3,789,474
27,650,000	4.750	(a)	07/09/26	27,650,000

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Government Agency Securities – (continued)

$20,993,333	4.750	%(a)	09/15/26	$20,993,333
14,019,230	4.750	(a)	12/15/26	14,019,230
5,624,999	4.800	(a)	01/20/27	5,624,999
4,125,000	4.750	(a)	06/20/27	4,125,000
16,714,283	4.750	(a)	09/20/27	16,714,283
21,346,155	4.750	(a)	06/20/28	21,346,155
30,593,091	4.750	(a)	11/15/28	30,593,091
29,241,510	4.750	(a)	01/15/30	29,241,510
41,957,143	4.750	(a)	03/15/30	41,957,143
24,000,000	4.750	(a)	10/15/30	24,000,000
9,000,000	4.750	(a)	08/15/31	9,000,000
11,851,920	4.770	(a)	09/02/31	11,851,920
33,572,400	4.770	(a)	09/30/31	33,572,400
20,232,560	4.770	(a)	12/20/31	20,232,560
40,159,252	4.750	(a)	12/15/33	40,159,253
14,583,600	4.800	(a)	01/20/35	14,583,600
16,418,000	4.800	(a)	04/20/35	16,418,000
3,132,157	4.750	(a)	09/20/38	3,132,157
36,176,368	4.750	(a)	07/07/40	36,176,368
U.S. International Development Finance Corp. (3 Mo. U.S. T-Bill + 0.000%)
5	4.698	(a)	06/20/27	5
5,497,556	4.750	(a)	06/20/27	5,497,556

TOTAL U.S. GOVERNMENT AGENCY SECURITIES				$30,979,789,816

U.S. Treasury Obligations – 37.2%

United States Treasury Bills
83,946,000	4.622		12/24/24	83,700,950
678,453,000	4.646		12/24/24	676,472,503
290,766,000	4.647		12/24/24	289,917,214
30,856,200	4.699		12/24/24	30,766,126
259,375,500	4.700		12/24/24	258,618,347
83,950,000	4.704		12/24/24	83,704,938
335,123,000	4.705		12/24/24	334,144,730
1,765,297,600	4.643		12/26/24	1,759,716,752
1,689,604,600	4.656		12/26/24	1,684,263,050
67,619,100	4.598		12/31/24	67,368,378
467,472,700	4.608		12/31/24	465,739,378
2,105,291,500	4.613		12/31/24	2,097,485,382
215,962,300	4.619		12/31/24	215,161,543
43,192,400	4.624		12/31/24	43,032,249
201,847,900	4.629		12/31/24	201,099,477
194,264,100	4.634		12/31/24	193,543,797
641,416,100	4.637	(b)	12/31/24	639,037,821
434,653,600	4.642	(b)	12/31/24	433,041,967
647,980,500	4.579		01/02/25	645,391,062
85,296,000	4.604		01/02/25	84,955,143
510,479,200	4.622		01/02/25	508,439,240
374,631,100	4.628		01/02/25	373,134,012
476,922,400	4.633		01/02/25	475,016,539
256,094,300	4.638		01/02/25	255,070,904
611,674,000	4.592		01/07/25	608,835,835
149,318,700	4.489		01/09/25	148,605,479
2,239,800	4.489		01/09/25	2,229,102
30,797,000	4.513		01/09/25	30,649,898
931,048,100	4.592	(b)	01/28/25	924,552,488
303,207,100	4.644		02/04/25	300,743,542
5,685,100	4.547		02/06/25	5,637,175
170,959,000	4.550		02/06/25	169,517,830

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FINANCIAL SQUARE GOVERNMENT FUND

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

U.S. Treasury Obligations – (continued)

$2,291,282,300	4.555%	02/06/25	$2,271,966,987
707,400	4.558	02/06/25	701,437
2,393,272,200	4.560	02/06/25	2,373,097,121
17,735,800	4.983	02/06/25	17,586,289
503,569,300	4.985	02/06/25	499,324,254
104,388,100	4.987	02/06/25	103,508,117
206,746,000	4.990	02/06/25	205,003,149
135,394,200	4.991	02/06/25	134,252,838
378,873,100	4.993	02/06/25	375,679,232
7,221,900	4.995	02/06/25	7,161,020
446,125,700	4.998	02/06/25	442,364,899
256,221,200	4.478	02/13/25	253,685,001
27,746,800	4.478	02/13/25	27,472,149
48,030,900	4.430	02/27/25	47,512,368
177,604,500	4.444	02/27/25	175,687,119
898,166,600	4.444	02/27/25	888,470,180
932,243,300	4.450	02/27/25	922,178,995
520,230,200	4.463	02/27/25	514,613,903
44,241,900	4.463	02/27/25	43,764,274
28,950,100	4.512	03/04/25	28,620,547
122,685,900	4.517	03/04/25	121,289,306
104,843,900	4.522	03/04/25	103,650,411
143,891,700	4.524	03/04/25	142,253,710
486,665,400	4.527	03/04/25	481,125,449
144,047,000	4.543	03/04/25	142,407,242
174,215,400	4.548	03/04/25	172,232,221
241,218,200	4.553	03/04/25	238,472,295
101,326,400	4.823	03/06/25	100,084,377
149,940,400	4.495	03/11/25	148,112,155
923,835,800	4.506	03/11/25	912,571,336
215,542,700	4.507	03/11/25	212,914,557
532,446,500	4.511	03/11/25	525,954,303
49,857,500	4.512	03/11/25	49,249,580
31,453,100	4.517	03/11/25	31,069,588
172,586,400	4.522	03/11/25	170,482,029
65,339,100	4.526	03/11/25	64,542,411
743,556,600	4.527	03/11/25	734,490,306
84,508,000	4.532	03/11/25	83,477,582
394,979,500	4.537	03/11/25	390,163,458
208,573,600	4.650	03/13/25	205,893,038
112,000	4.696	03/13/25	110,561
1,224,521,700	4.701	03/13/25	1,208,784,300
18,400	4.707	03/13/25	18,164
526,417,600	4.742	03/13/25	519,652,147
755,105,600	4.496	03/18/25	745,265,467
124,909,700	4.506	03/18/25	123,281,944
62,845,900	4.510	03/18/25	62,026,926
98,043,300	4.511	03/18/25	96,765,652
720,057,000	4.517	03/18/25	710,673,602
85,191,000	4.504	03/25/25	84,006,467
343,364,200	4.506	03/25/25	338,589,915
232,011,300	4.510	03/25/25	228,785,314
302,453,400	4.510	03/25/25	298,247,957
391,286,400	4.511	03/25/25	385,845,784
160,989,100	4.517	03/25/25	158,750,638
644,300,200	4.521	03/25/25	635,341,571
355,203,100	4.522	03/25/25	350,264,202
4,147,323,900	4.388	03/27/25	4,090,198,301
19,737,700	4.423	03/27/25	19,465,831

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Treasury Obligations – (continued)

$62,481,300	4.432%		03/27/25	$61,620,677
81,870,200	4.447		03/27/25	80,742,513
14,644,100	4.447		03/27/25	14,442,391
21,988,300	4.447		03/27/25	21,685,431
11,854,900	4.496	(b)	04/01/25	11,683,290
390,922,000	4.501	(b)	04/01/25	385,263,075
227,621,900	4.506	(b)	04/01/25	224,326,881
277,771,000	4.511	(b)	04/01/25	273,750,031
3,035,927,800	4.418		04/03/25	2,992,187,645
47,636,400	4.418		04/03/25	46,950,078
82,601,400	4.443		04/10/25	81,317,308
89,552,600	4.446		04/10/25	88,160,447
4,843,100	4.449		04/10/25	4,767,811
231,026,000	4.451		04/10/25	227,434,552
36,678,200	4.454		04/10/25	36,108,014
73,766,100	4.461		04/10/25	72,619,359
4,510,991,300	4.462		04/10/25	4,440,865,041
7,145,500	4.472		04/10/25	7,034,419
119,454,000	4.497		04/10/25	117,597,011
73,461,900	4.394		04/24/25	72,190,299
698,182,500	4.394		04/24/25	686,097,194
18,051,800	4.399		04/24/25	17,739,329
158,560,000	4.399		04/24/25	155,815,379
13,324,200	4.415		04/24/25	13,093,563
25,788,200	4.415		04/24/25	25,341,815
257,362,200	4.427		04/24/25	252,907,346
109,207,200	4.460		05/01/25	107,226,674
2,695,566,600	4.483		05/01/25	2,646,681,192
939,884,600	4.414		05/08/25	922,273,782
791,563,400	4.419		05/08/25	776,731,708
386,706,500	4.420		05/08/25	379,460,698
215,103,500	4.424		05/08/25	211,073,060
116,477,700	4.425		05/08/25	114,295,232
131,227,500	4.427		05/08/25	128,768,662
121,996,100	4.430		05/08/25	119,710,233
107,045,500	4.438		05/08/25	105,039,766
355,104,200	4.443		05/08/25	348,450,537
287,967,900	4.099		05/15/25	282,082,640
53,606,000	4.099		05/15/25	52,510,443
44,550,000	4.099		05/15/25	43,639,522
53,882,500	4.102		05/15/25	52,781,292
1,353,094,600	4.102		05/15/25	1,325,441,123
410,562,800	4.125		05/15/25	402,168,820
26,237,700	4.469		05/15/25	25,701,475
432,248,800	4.470		05/15/25	423,414,841
665,150,000	4.474		05/15/25	651,556,191
93,872,500	4.475		05/15/25	91,954,008
73,987,700	4.476		05/15/25	72,475,598
681,753,200	4.479		05/15/25	667,820,067
54,573,100	4.488		05/15/25	53,457,778
134,706,200	4.492		05/15/25	131,953,181
203,340,300	5.221		05/15/25	199,184,592
361,192,300	5.222		05/15/25	353,810,538
238,143,100	5.260		05/15/25	233,276,120
119,071,100	5.263		05/15/25	116,637,619
238,143,100	5.266		05/15/25	233,276,120
182,555,400	5.284		05/15/25	178,824,477
19,730,300	4.458		05/22/25	19,323,393
295,047,200	4.462		05/22/25	288,962,311

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS FINANCIAL SQUARE GOVERNMENT FUND

Schedule of Investments (continued) November 30, 2024

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

U.S. Treasury Obligations – (continued)

$20,616,200	4.463%	05/22/25	$20,191,023
1,349,528,000	4.467	05/22/25	1,321,696,086
107,795,500	4.468	05/22/25	105,572,386
99,682,600	4.475	05/22/25	97,626,802
242,471,100	4.477	05/22/25	237,470,511
7,531,000	4.480	05/22/25	7,375,685
47,185,500	4.486	05/22/25	46,212,372
13,119,000	4.488	05/22/25	12,848,441
268,100,200	4.491	05/22/25	262,571,051
172,275,600	4.496	05/22/25	168,722,684
228,444,800	4.459	05/29/25	223,541,249
100,075,800	4.459	05/29/25	97,927,680
39,987,200	4.467	05/29/25	39,128,878
150,849,700	4.469	05/29/25	147,611,722
84,056,700	4.488	05/29/25	82,252,429
676,930,800	4.498	05/29/25	662,400,529
90,997,900	3.964	08/07/25	88,364,872
19,016,200	3.964	08/07/25	18,465,966
11,409,800	3.978	08/07/25	11,079,657
13,314,100	3.986	08/07/25	12,928,856
11,409,800	4.000	08/07/25	11,079,657
78,359,400	4.016	08/07/25	76,092,068
384,398,600	4.029	08/07/25	373,276,013
91,000,300	4.065	08/07/25	88,367,203
3,859,500	4.076	08/07/25	3,747,825
77,188,500	4.120	08/07/25	74,955,048
115,782,800	4.147	08/07/25	112,432,621
10,337,200	4.162	08/07/25	10,038,093
238,898,500	4.178	08/07/25	231,985,963
94,035,100	4.404	08/07/25	91,314,191
85,293,200	4.418	08/07/25	82,825,238
50,683,000	4.447	08/07/25	49,216,486
15,405,500	4.457	08/07/25	14,959,741
17,939,400	4.460	08/07/25	17,420,323
182,550,900	4.466	08/07/25	177,268,783
135,080,000	4.482	08/07/25	131,171,455
23,928,400	4.483	08/07/25	23,236,031
48,200,600	4.311	09/04/25	46,680,005
183,696,900	4.214	10/02/25	177,436,693
176,138,200	4.244	10/02/25	170,135,586
60,970,900	4.246	10/02/25	58,893,073
59,780,300	4.321	10/30/25	57,516,748
98,305,200	4.361	10/30/25	94,582,921
71,735,400	4.366	10/30/25	69,019,174
110,703,000	4.376	10/30/25	106,511,284
28,782,900	4.382	10/30/25	27,693,049
22,140,800	4.390	10/30/25	21,302,449
177,450,500	4.390	10/30/25	170,731,422
144,239,200	4.390	10/30/25	138,777,652
1,990,934,500	4.393	10/30/25	1,915,548,726
972,706,300	4.436	11/28/25	931,723,477
United States Treasury Floating Rate Note
2,574,500	5.091	02/28/25	2,550,115
20,160,500	5.102	02/28/25	19,969,542
66,302,600	4.330	05/15/25	65,628,074
48,251,300	4.416	05/15/25	47,894,313
95,101,300	4.424	05/15/25	94,133,792
422,414,000	4.429	05/15/25	418,116,596
122,498,700	4.439	05/15/25	121,252,467

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Treasury Obligations – (continued)

$47,550,700	4.449%		05/15/25	$47,066,946
11,491,300	4.315		07/31/25	11,467,662
367,699,300	4.987		07/31/25	356,520,757
496,940,800	4.989		07/31/25	481,833,146
392,301,600	5.075		07/31/25	380,375,115
372,823,400	5.096		07/31/25	372,056,495
11,373,400	4.289		08/15/25	11,271,748
525,259,400	4.296		08/15/25	516,923,421
38,304,500	4.299		08/15/25	37,962,145
22,938,700	4.391		08/15/25	22,574,658
15,292,400	4.394		08/15/25	15,155,721
54,256,500	4.456		08/15/25	53,395,438
204,083,900	4.460		08/15/25	202,259,856
267,170,700	4.391		11/30/25	268,416,703
United States Treasury Floating Rate Note ((3M USD T-Bill + 0.170%))
1,338,223,800	4.641	(a)	10/31/25	1,337,255,926
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY +0.150%)
2,579,861,200	4.614	(a)	04/30/26	2,579,661,971
226,180,500	4.617	(a)	04/30/26	226,163,033
172,806,400	4.618	(a)	04/30/26	172,793,055
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY +0.169%)
53,335,900	4.631	(a)	04/30/25	53,336,872
404,469,700	4.632	(a)	04/30/25	404,477,067
1,596,588,700	4.634	(a)	04/30/25	1,596,617,781
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY +0.182%)
17,151,700	4.647	(a)	07/31/26	17,132,257
539,398,400	4.648	(a)	07/31/26	538,786,932
2,718,750,000	4.653	(a)	07/31/26	2,715,667,995
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY +0.205%)
4,193,964,900	4.666	(a)	10/31/26	4,195,813,649
94,517,600	4.668	(a)	10/31/26	94,559,264
1,758,992,200	4.669	(a)	10/31/26	1,759,767,584
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY +0.245%)
2,226,386,000	4.705	(a)	01/31/26	2,227,190,500
3,192,542,600	4.706	(a)	01/31/26	3,193,696,219
213,183,500	4.707	(a)	01/31/26	213,260,533
2,620,967,000	4.709	(a)	01/31/26	2,621,914,081
United States Treasury Floating Rate Note (3M USD T-Bill + 0.125%)
880,593,300	4.472	(a)	07/31/25	880,271,698

TOTAL U.S. TREASURY OBLIGATIONS				$98,275,576,423

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS				$129,255,366,239

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FINANCIAL SQUARE GOVERNMENT FUND

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(c) – 49.5%

Banco Santander, S.A.
$1,000,000,000	4.590%		12/02/24	$1,000,000,000
Maturity Value: $1,000,382,500

Collateralized by Federal Home Loan Mortgage Corp., 2.000% to 9.000%, due 05/01/27 to 10/01/54, Federal National Mortgage Association, 1.500% to 8.000%, due 04/01/27 to 06/01/63, Government National Mortgage Association, 1.500% to 8.500%, due 06/20/28 to 11/20/54, U.S. Treasury Bonds, 2.875% to 4.750%, due 05/15/38 to 08/15/54, U.S. Treasury Inflation-Indexed Bonds, 0.750% to 1.500%, due 02/15/45 to 02/15/53, U.S. Treasury Inflation-Indexed Notes, 0.125% to 2.375%, due 01/15/26 to 01/15/34 and U.S. Treasury Notes, 0.750% to 4.875%, due 03/15/26 to 08/15/34. The aggregate market value of the collateral, including accrued interest, was $1,030,391,872.

Bank of America, National Association
250,000,000	4.590		12/02/24	$250,000,000
Maturity Value: $250,095,625
Collateralized by Federal National Mortgage Association, 2.000% to 3.500%, due 06/01/43 to 08/01/50. The aggregate market value of the collateral, including accrued interest, was $257,500,001.
1,085,000,000	5.430		01/31/25	$1,085,000,000
Maturity Value: $1,132,459,708
Settlement Date: 04/16/24
Collateralized by Federal National Mortgage Association, 2.000% to 4.500%, due 03/01/41 to 06/01/51. The aggregate market value of the collateral, including accrued interest, was $1,117,550,001.
578,000,000	5.310		04/30/25	$578,000,000
Maturity Value: $608,350,780
Settlement Date: 05/09/24
Collateralized by Federal National Mortgage Association, 2.000% to 3.500%, due 12/01/41 to 06/01/50. The aggregate market value of the collateral, including accrued interest, was $595,340,000.
297,000,000	5.350		05/15/25	$297,000,000
Maturity Value: $312,492,263
Settlement Date: 05/29/24
Collateralized by Federal National Mortgage Association, 1.500% to 4.000%, due 08/01/42 to 10/01/51. The aggregate market value of the collateral, including accrued interest, was $305,910,000.

Bank of Montreal
494,000,000	4.630	(d)	03/07/25	$494,000,000
Maturity Value: $507,532,717
Settlement Date: 08/06/24

Collateralized by Federal Home Loan Mortgage Corp., 2.000% to 6.000%, due 04/01/35 to 12/01/54 and Federal National Mortgage Association, 1.500% to 6.000%, due 11/01/34 to 11/01/54. The aggregate market value of the collateral, including accrued interest, was $508,820,000.

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)

Barclays Bank PLC
$600,000,000	4.570%		12/02/24	$600,000,000
Maturity Value: $600,228,500

Collateralized by U.S. Treasury Bonds, 1.375% to 4.500%, due 02/15/44 to 08/15/50, a U.S. Treasury Inflation-Indexed Bond, 0.625%, due 02/15/43, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 11/15/27 to 02/15/54, U.S. Treasury Notes, 0.750% to 4.500%, due 04/30/26 to 11/30/29 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 11/15/44 to 08/15/54. The aggregate market value of the collateral, including accrued interest, was $ 612,233,167.

1,175,000,000	4.580		12/02/24	$1,175,000,000
Maturity Value: $1,175,448,458

Collateralized by U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 08/15/25 to 11/15/50, U.S. Treasury Notes, 0.625% to 4.500%, due 12/31/27 to 11/15/33 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 11/15/44 to 08/15/54. The aggregate market value of the collateral, including accrued interest, was $1,198,957,482.

216,763,832	4.630		12/02/24	$216,763,832
Maturity Value: $216,847,467
Collateralized by a U.S. Treasury Note, 2.375%, due 03/31/29. The market value of the collateral, including accrued interest, was $221,099,109.
328,676,840	4.630		12/02/24	$328,676,840
Maturity Value: $328,803,655
Collateralized by a U.S. Treasury Interest-Only Stripped Security, 2.375%, due 05/15/51. The market value of the collateral, including accrued interest, was $335,250,377.
441,847,347	4.630		12/02/24	$441,847,347
Maturity Value: $442,017,826
Collateralized by a U.S. Treasury Note, 1.375%, due 10/31/28. The market value of the collateral, including accrued interest, was $450,684,293.
506,133,569	4.630		12/02/24	$506,133,569
Maturity Value: $506,328,852
Collateralized by a U.S. Treasury Bond, 4.625%, due 05/15/54. The market value of the collateral, including accrued interest, was $516,256,240.
506,579,137	4.630		12/02/24	$506,579,137
Maturity Value: $506,774,592
Collateralized by a U.S. Treasury Interest-Only Stripped Security, 4.750%, due 11/15/43. The market value of the collateral, including accrued interest, was $516,710,720.
845,000,000	4.560	(d)	01/09/25	$845,000,000
Maturity Value: $855,489,269
Settlement Date: 10/03/24

Collateralized by a U.S. Treasury Bill, 0.000%, due 02/13/25, U.S. Treasury Bonds, 1.750% to 4.750%, due 08/15/40 to 11/15/54, U.S. Treasury Inflation-Indexed Bonds, 0.750% to 3.875%, due 01/15/25 to 02/15/53, U.S. Treasury Inflation-Indexed Notes, 0.125% to 2.375%, due 04/15/25 to 07/15/34, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 11/15/28 to 02/15/54, U.S. Treasury Notes, 0.625% to 3.750%, due 04/30/25 to 06/30/30 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 11/15/44 to 08/15/54. The aggregate market value of the collateral, including accrued interest, was $865,008,675.

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS FINANCIAL SQUARE GOVERNMENT FUND

Schedule of Investments (continued) November 30, 2024

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)

Barclays Bank PLC – (continued)
$988,000,000	4.560	%(d)	01/31/25	$988,000,000
Maturity Value: $997,135,709
Settlement Date: 11/19/24
Collateralized by Government National Mortgage Association, 2.000% to 7.000%, due 01/20/52 to 10/20/54. The aggregate market value of the collateral, including accrued interest, was $1,019,315,713.
847,000,000	4.560	(d)	02/03/25	$847,000,000
Maturity Value: $866,848,039
Settlement Date: 08/02/24

Collateralized by U.S. Treasury Bonds, 1.375% to 5.000%, due 05/15/37 to 11/15/40, a U.S. Treasury Floating Rate Note, 4.646%, due 07/31/26, a U.S. Treasury Inflation-Indexed Note, 0.250%, due 01/15/25, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 08/15/26 to 11/15/50 and U.S. Treasury Notes, 3.375% to 4.625%, due 06/30/25 to 02/15/33. The aggregate market value of the collateral, including accrued interest, was $864,268,375.

BNP Paribas
1,650,000,000	4.580		12/02/24	$1,650,000,000
Maturity Value: $1,650,629,750

Collateralized by a U.S. Treasury Bill, 0.000%, due 03/18/25, a U.S. Treasury Floating Rate Note, 4.664%, due 01/31/25, U.S. Treasury Inflation-Indexed Notes, 0.125% to 0.375%, due 01/15/25 to 01/15/30, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 02/15/30 to 05/15/41, U.S. Treasury Notes, 0.000% to 5.000%, due 11/30/24 to 07/31/31 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 05/15/44 to 02/15/46. The aggregate market value of the collateral, including accrued interest, was $1,683,000,018.

4,555,972,000	4.590		12/02/24	$4,555,972,000
Maturity Value: $4,557,714,659

Collateralized by Federal Farm Credit Bank, 2.310% to 3.700%, due 07/14/36 to 03/24/42, Federal Home Loan Bank, 4.000%, due 06/30/28, Federal Home Loan Mortgage Corp., 1.500% to 7.500%, due 11/01/28 to 12/01/54, Federal National Mortgage Association, 1.500% to 7.500%, due 07/01/32 to 07/01/60, Federal National Mortgage Association Stripped Security, 0.000%, due 07/15/37, Government National Mortgage Association, 1.500% to 7.500%, due 03/20/35 to 11/20/54, U.S. Treasury Bills, 0.000%, due 12/12/24 to 10/30/25, U.S. Treasury Bonds, 1.250% to 3.375%, due 05/15/48 to 05/15/52, U.S. Treasury Inflation-Indexed Bonds, 0.125% to 2.375%, due 01/15/25 to 02/15/51, U.S. Treasury Inflation-Indexed Notes, 0.125% to 2.125%, due 01/15/25 to 01/15/33, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 05/15/29 to 02/15/47, U.S. Treasury Notes, 0.000% to 4.625%, due 11/30/24 to 08/15/34 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 11/15/39 to 05/15/47. The aggregate market value of the collateral, including accrued interest, was $4,675,171,281.

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)

BNP Paribas – (continued)
$839,000,000	4.600	%(d)	01/27/25	$839,000,000
Maturity Value: $849,077,324
Settlement Date: 10/25/24

Collateralized by U.S. Treasury Inflation-Indexed Bonds, 2.375% to 3.625%, due 01/15/25 to 04/15/28, U.S. Treasury Inflation-Indexed Notes, 0.125% to 2.375%, due 04/15/28 to 01/15/30, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 02/15/32 to 02/15/51, U.S. Treasury Notes, 1.125% to 4.250%, due 02/29/28 to 11/30/29 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 11/15/39 to 08/15/47. The aggregate market value of the collateral, including accrued interest, was $855,780,042.

1,630,000,000	4.520	(d)	03/18/25	$1,630,000,000
Maturity Value: $1,654,558,675
Settlement Date: 11/18/24

Collateralized by Federal Farm Credit Bank, 2.310% to 5.220%, due 04/21/26 to 07/14/36, Federal Home Loan Bank, 0.875% to 4.250%, due 06/11/27 to 06/30/28, Federal Home Loan Mortgage Corp., 2.000% to 8.000%, due 11/01/28 to 12/01/54, Federal National Mortgage Association, 1.500% to 8.000%, due 01/15/30 to 07/01/60, Government National Mortgage Association, 2.500% to 7.500%, due 12/20/28 to 11/20/54, U.S. Treasury Bonds, 1.125% to 3.375%, due 05/15/40 to 11/15/48, a U.S. Treasury Inflation-Indexed Bond, 2.125%, due 02/15/40, a U.S. Treasury Inflation-Indexed Note, 0.375%, due 07/15/25 and U.S. Treasury Notes, 2.875% to 4.375%, due 05/15/28 to 03/31/31. The aggregate market value of the collateral, including accrued interest, was $1,675,520,053.

1,050,000,000	4.510	(d)	03/21/25	$1,050,000,000
Maturity Value: $1,065,785,003
Settlement Date: 11/21/24

Collateralized by U.S. Treasury Bills, 0.000%, due 01/16/25 to 11/28/25, U.S. Treasury Inflation-Indexed Bonds, 2.000% to 2.375%, due 01/15/25 to 01/15/26, a U.S. Treasury Inflation-Indexed Note, 0.125%, due 01/15/31 and U.S. Treasury Notes, 0.000% to 5.000%, due 11/30/24 to 06/30/29. The aggregate market value of the collateral, including accrued interest, was $1,071,000,063.

1,268,000,000	4.500	(d)	03/24/25	$1,268,000,000
Maturity Value: $1,287,337,000
Settlement Date: 11/22/24

Collateralized by a U.S. Treasury Inflation-Indexed Bond, 3.375%, due 04/15/32, U.S. Treasury Inflation-Indexed Notes, 0.125% to 1.750%, due 01/15/28 to 01/15/34, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 08/15/48 to 02/15/51, U.S. Treasury Notes, 1.250% to 4.125%, due 06/30/28 to 10/31/29 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 11/15/45 to 11/15/47. The aggregate market value of the collateral, including accrued interest, was $1,293,360,092.

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FINANCIAL SQUARE GOVERNMENT FUND

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)

BNP Paribas – (continued)
$103,500,000	4.440	%(d)	04/07/25	$103,500,000
Maturity Value: $105,823,230
Settlement Date: 10/07/24

Collateralized by U.S. Treasury Inflation-Indexed Bonds, 0.250% to 2.125%, due 02/15/40 to 02/15/50, a U.S. Treasury Inflation-Indexed Note, 0.375%, due 01/15/27, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 02/15/28 to 08/15/51, U.S. Treasury Notes, 0.000% to 4.125%, due 11/30/24 to 03/31/29 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 02/15/45 to 02/15/54. The aggregate market value of the collateral, including accrued interest, was $105,570,000.

740,000,000	4.450	(d)	04/07/25	$740,000,000
Maturity Value: $756,647,943
Settlement Date: 10/07/24

Collateralized by Federal Home Loan Mortgage Corp., 2.000% to 7.500%, due 07/01/25 to 12/01/54, Federal National Mortgage Association, 2.000% to 7.500%, due 12/01/30 to 07/01/60, Government National Mortgage Association, 2.000% to 8.500%, due 11/20/29 to 11/20/54, U.S. Treasury Bonds, 2.750% to 5.375%, due 02/15/31 to 11/15/48, a U.S. Treasury Inflation-Indexed Bond, 2.125%, due 02/15/40, U.S. Treasury Notes, 0.500% to 4.375%, due 02/28/26 to 11/15/32 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 11/15/39 to 05/15/43. The aggregate market value of the collateral, including accrued interest, was $758,292,687.

597,000,000	4.416	(d)	04/08/25	$597,000,000
Maturity Value: $610,329,412
Settlement Date: 10/08/24

Collateralized by U.S. Treasury Bills, 0.000%, due 01/16/25 to 03/13/25, a U.S. Treasury Inflation-Indexed Note, 1.625%, due 10/15/27, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 08/15/34 to 02/15/51, U.S. Treasury Notes, 0.000% to 4.125%, due 11/30/24 to 12/31/30 and a U.S. Treasury Principal-Only Stripped Security, 0.000%, due 02/15/45. The aggregate market value of the collateral, including accrued interest, was $608,940,059.

247,000,000	4.500	(d)	04/08/25	$247,000,000
Maturity Value: $252,619,250
Settlement Date: 10/08/24

Collateralized by Federal Farm Credit Bank, 2.310% to 4.980%, due 07/14/36 to 06/09/42, Federal Home Loan Bank, 2.800%, due 07/11/39, Federal Home Loan Mortgage Corp., 2.000% to 7.000%, due 05/01/36 to 11/01/54, Federal National Mortgage Association, 2.500% to 7.500%, due 05/15/30 to 07/01/60, Government National Mortgage Association, 2.500% to 5.500%, due 09/20/51 to 01/20/54, a U.S. Treasury Interest-Only Stripped Security, 0.000%, due 05/15/40 and U.S. Treasury Notes, 4.125% to 4.375%, due 09/30/27 to 08/31/28. The aggregate market value of the collateral, including accrued interest, was $254,209,599.

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)

BNP Paribas – (continued)
$848,000,000	4.490	%(d)	04/17/25	$848,000,000
Maturity Value: $867,143,361
Settlement Date: 10/18/24

Collateralized by U.S. Treasury Bonds, 1.375% to 6.500%, due 11/15/26 to 05/15/53, U.S. Treasury Inflation-Indexed Bonds, 0.125% to 2.125%, due 02/15/40 to 02/15/52, U.S. Treasury Inflation-Indexed Notes, 1.125% to 2.375%, due 10/15/28 to 01/15/33, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 08/15/32 to 05/15/34, U.S. Treasury Notes, 0.375% to 4.125%, due 12/15/24 to 07/31/31 and a U.S. Treasury Principal-Only Stripped Security, 0.000%, due 08/15/54. The aggregate market value of the collateral, including accrued interest, was $864,960,030.

494,000,000	4.470	(d)	05/06/25	$494,000,000
Maturity Value: $505,102,241
Settlement Date: 11/06/24

Collateralized by Federal Home Loan Bank, 2.800%, due 07/11/39, Federal Home Loan Mortgage Corp., 2.000% to 7.500%, due 07/01/32 to 11/01/54, Federal National Mortgage Association, 2.000% to 7.000%, due 06/01/27 to 12/01/54, Government National Mortgage Association, 2.500% to 7.000%, due 09/20/36 to 11/20/54, U.S. Treasury Bills, 0.000%, due 01/16/25 to 03/18/25, U.S. Treasury Bonds, 1.125% to 4.625%, due 05/15/40 to 11/15/48, U.S. Treasury Inflation-Indexed Bonds, 1.000% to 2.375%, due 01/15/27 to 02/15/53, U.S. Treasury Inflation-Indexed Notes, 0.125% to 0.375%, due 01/15/27 to 01/15/32 and U.S. Treasury Notes, 0.375% to 4.125%, due 08/31/26 to 01/31/31. The aggregate market value of the collateral, including accrued interest, was $505,694,148.

BofA Securities, Inc.
400,000,000	4.530		12/02/24	$400,000,000
Maturity Value: $400,151,000
Collateralized by a U.S. Treasury Inflation-Indexed Note, 1.875%, due 07/15/34. The market value of the collateral, including accrued interest, was $37,740,038.
247,000,000	4.610	(d)	01/09/25	$247,000,000
Maturity Value: $250,099,714
Settlement Date: 10/03/24
Collateralized by a U.S. Treasury Note, 5.000%, due 10/31/25. The market value of the collateral, including accrued interest, was $251,940,049.
2,970,000,000	4.600	(d)	01/27/25	$2,970,000,000
Maturity Value: $3,051,213,014
Settlement Date: 06/27/24

Collateralized by Federal Farm Credit Bank, 2.870% to 4.765%, due 01/30/25 to 02/25/30, Federal Home Loan Bank, 0.000% to 4.250%, due 03/14/25 to 12/10/27, Federal Home Loan Mortgage Corp., 0.375%, due 09/23/25, Federal National Mortgage Association, 0.750%, due 10/08/27, U.S. Treasury Bills, 0.000%, due 12/24/24 to 04/10/25, a U.S. Treasury Bond, 6.375%, due 08/15/27, a U.S. Treasury Floating Rate Note, 4.664%, due 01/31/25 and U.S. Treasury Notes, 1.250% to 4.250%, due 02/28/25 to 08/15/31. The aggregate market value of the collateral, including accrued interest, was $3,029,400,016.

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS FINANCIAL SQUARE GOVERNMENT FUND

Schedule of Investments (continued) November 30, 2024

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)

BofA Securities, Inc. – (continued)
$990,000,000	4.610	%(d)	01/27/25	$990,000,000
Maturity Value: $1,017,129,859
Settlement Date: 06/27/24

Collateralized by Federal Farm Credit Bank, 3.990% to 4.725%, due 02/10/25 to 08/23/38, Federal Home Loan Bank, 1.250% to 4.875%, due 08/28/25 to 11/29/38, Federal Home Loan Mortgage Corp., 0.750%, due 06/23/26, Tennessee Valley Authority, 3.875%, due 03/15/28, U.S. Treasury Bills, 0.000%, due 01/02/25 to 08/07/25 and U.S. Treasury Notes, 0.625% to 4.250%, due 10/31/25 to 11/15/34. The aggregate market value of the collateral, including accrued interest, was $1,009,800,004.

Citibank, National Association
988,000,000	4.580		12/09/24	$988,000,000
Maturity Value: $993,153,517
Settlement Date: 10/29/24

Collateralized by Federal Farm Credit Bank, 3.450% to 5.220%, due 04/21/26 to 04/13/39, Federal Home Loan Bank, 0.375% to 4.750%, due 08/25/25 to 03/10/34, Federal Home Loan Mortgage Corp., 1.500% to 7.000%, due 11/01/26 to 12/01/54, Federal Home Loan Mortgage Corp. Stripped Securities, 0.000%, due 07/15/28 to 03/15/31, Federal National Mortgage Association, 1.500% to 9.500%, due 12/01/24 to 12/01/54, Government National Mortgage Association, 2.000% to 9.000%, due 01/20/25 to 11/20/54, Tennessee Valley Authority, 0.000% to 5.880%, due 02/01/27 to 09/15/65 and a U.S. Treasury Note, 4.625%, due 04/30/29. The aggregate market value of the collateral, including accrued interest, was $1,007,760,031.

Citigroup Global Markets, Inc.
2,000,000,000	4.580		12/02/24	$2,000,000,000
Maturity Value: $2,000,763,333

Collateralized by U.S. Treasury Bonds, 3.625% to 4.625%, due 02/15/53 to 08/15/54, a U.S. Treasury Inflation-Indexed Bond, 2.125%, due 02/15/54, a U.S. Treasury Inflation-Indexed Note, 0.125%, due 10/15/26 and U.S. Treasury Notes, 1.250% to 4.125%, due 11/15/28 to 02/15/32. The aggregate market value of the collateral, including accrued interest, was $2,040,000,051.

2,550,000,000	4.580		12/02/24	$2,550,000,000
Maturity Value: $2,550,973,250

Collateralized by a U.S. Treasury Floating Rate Note, 4.669%, due 10/31/26, a U.S. Treasury Inflation-Indexed Bond, 2.375%, due 01/15/27, a U.S. Treasury Inflation-Indexed Note, 0.375%, due 01/15/27 and U.S. Treasury Notes, 0.750% to 4.625%, due 03/31/26 to 02/15/27. The aggregate market value of the collateral, including accrued interest, was $2,601,000,052.

1,494,000,000	5.335		01/10/25	$1,494,000,000
Maturity Value: $1,554,664,285
Settlement Date: 04/11/24

Collateralized by Federal Home Loan Mortgage Corp., 4.500% to 7.500%, due 09/01/54 to 10/01/54 and Federal National Mortgage Association, 4.500% to 7.500%, due 09/01/54 to 10/01/54. The aggregate market value of the collateral, including accrued interest, was $1,523,880,931.

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)

Citigroup Global Markets, Inc. – (continued)
$2,065,000,000	4.580	%(d)	01/15/25	$2,065,000,000
Maturity Value: $2,092,059,526
Settlement Date: 10/04/24

Collateralized by U.S. Treasury Floating Rate Notes, 4.614% to 4.646%, due 04/30/26 to 07/31/26, a U.S. Treasury Inflation-Indexed Note, 0.125%, due 07/15/26 and U.S. Treasury Notes, 0.625% to 4.875%, due 03/31/26 to 08/31/26. The aggregate market value of the collateral, including accrued interest, was $2,106,300,017.

2,850,000,000	4.590	(d)	01/15/25	$2,850,000,000
Maturity Value: $2,887,427,625
Settlement Date: 10/04/24

Collateralized by Government National Mortgage Association, 2.500% to 8.000%, due 04/20/54 to 08/20/54 and a U.S. Treasury Note, 2.625%, due 02/15/29. The aggregate market value of the collateral, including accrued interest, was $2,907,000,048.

494,000,000	5.200		01/15/25	$494,000,000
Maturity Value: $505,916,378
Settlement Date: 08/01/24

Collateralized by Federal Home Loan Mortgage Corp., 4.000% to 7.000%, due 11/01/54 and Federal National Mortgage Association, 4.000% to 6.000%, due 11/01/54. The aggregate market value of the collateral, including accrued interest, was $503,880,841.

247,000,000	5.210		01/17/25	$247,000,000
Maturity Value: $253,577,335
Settlement Date: 07/17/24

Collateralized by Federal Home Loan Mortgage Corp., 3.500% to 6.500%, due 11/01/54 to 12/01/54 and Federal National Mortgage Association, 4.500% to 6.500%, due 11/01/54. The aggregate market value of the collateral, including accrued interest, was $251,940,780.

494,000,000	5.210		01/17/25	$494,000,000
Maturity Value: $507,226,164
Settlement Date: 07/16/24

Collateralized by Federal Home Loan Mortgage Corp., 4.500% to 7.000%, due 10/01/54 to 11/01/54 and Federal National Mortgage Association, 4.000% to 7.000%, due 10/01/54 to 11/01/54. The aggregate market value of the collateral, including accrued interest, was $503,880,831.

346,000,000	5.150		01/28/25	$346,000,000
Maturity Value: $354,860,003
Settlement Date: 08/02/24

Collateralized by Federal Home Loan Mortgage Corp., 5.000% to 6.500%, due 11/01/54 to 12/01/54 and Federal National Mortgage Association, 4.500% to 6.500%, due 11/01/54 to 12/01/54. The aggregate market value of the collateral, including accrued interest, was $352,920,618.

2,846,000,000	4.600	(d)	02/10/25	$2,846,000,000
Maturity Value: $2,891,093,297
Settlement Date: 10/09/24

Collateralized by Government National Mortgage Association, 3.500% to 8.000%, due 07/20/54 to 11/20/54 and U.S. Treasury Notes, 2.875% to 4.250%, due 05/15/28 to 06/30/31. The aggregate market value of the collateral, including accrued interest, was $2,902,920,020.

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FINANCIAL SQUARE GOVERNMENT FUND

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)

Citigroup Global Markets, Inc. – (continued)
$494,000,000	4.560%		04/17/25	$494,000,000
Maturity Value: $505,325,773
Settlement Date: 10/18/24

Collateralized by Federal Home Loan Mortgage Corp., 5.000% to 7.000%, due 05/01/54 to 12/01/54 and Federal National Mortgage Association, 4.500% to 7.000%, due 12/01/44 to 12/01/54. The aggregate market value of the collateral, including accrued interest, was $503,880,830.

988,000,000	4.520		04/24/25	$988,000,000
Maturity Value: $1,010,576,898
Settlement Date: 10/24/24

Collateralized by Federal Home Loan Mortgage Corp., 2.000% to 6.500%, due 06/01/36 to 12/01/54 and Federal National Mortgage Association, 2.000% to 7.000%, due 01/01/36 to 07/01/60. The aggregate market value of the collateral, including accrued interest, was $1,007,760,879.

247,000,000	5.350		05/29/25	$247,000,000
Maturity Value: $260,361,328
Settlement Date: 05/30/24

Collateralized by Federal Home Loan Mortgage Corp., 4.000% to 6.500%, due 11/01/54 and Federal National Mortgage Association, 4.500% to 6.500%, due 11/01/54. The aggregate market value of the collateral, including accrued interest, was $251,940,892.

Credit Agricole Corporate and Investment Bank
150,000,000	4.530		12/02/24	$150,000,000
Maturity Value: $150,056,625
Collateralized by U.S. Treasury Notes, 0.375% to 4.875%, due 01/31/26 to 08/15/33. The aggregate market value of the collateral, including accrued interest, was $153,000,041.
838,000,000	4.570	(d)	01/17/25	$838,000,000
Maturity Value: $856,829,155
Settlement Date: 07/24/24

Collateralized by U.S. Treasury Bonds, 2.750% to 4.750%, due 11/15/43 to 11/15/54 and U.S. Treasury Notes, 0.000% to 4.750%, due 11/30/24 to 11/15/34. The aggregate market value of the collateral, including accrued interest, was $854,760,076.

845,000,000	4.570	(d)	01/17/25	$845,000,000
Maturity Value: $863,450,099
Settlement Date: 07/29/24
Collateralized by U.S. Treasury Bonds, 1.375% to 4.625%, due 02/15/42 to 11/15/54. The aggregate market value of the collateral, including accrued interest, was $861,900,070.
1,690,000,000	4.570	(d)	01/17/25	$1,690,000,000
Maturity Value: $1,726,900,198
Settlement Date: 07/29/24

Collateralized by U.S. Treasury Bills, 0.000%, due 12/03/24 to 11/28/25, U.S. Treasury Bonds, 2.250% to 6.000%, due 02/15/26 to 08/15/53, a U.S. Treasury Floating Rate Note, 4.634%, due 10/31/25 and U.S. Treasury Notes, 0.375% to 4.875%, due 01/15/25 to 11/15/33. The aggregate market value of the collateral, including accrued interest, was $1,723,800,043.

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)

Credit Agricole Corporate and Investment Bank – (continued)
$1,690,000,000	4.570	%(d)	01/17/25	$1,690,000,000
Maturity Value: $1,729,045,559
Settlement Date: 07/19/24

Collateralized by U.S. Treasury Bills, 0.000%, due 12/26/24 to 07/10/25, U.S. Treasury Bonds, 1.250% to 6.875%, due 08/15/25 to 05/15/52 and a U.S. Treasury Note, 4.500%, due 11/15/33. The aggregate market value of the collateral, including accrued interest, was $1,723,800,008.

634,000,000	4.570	(d)	03/17/25	$634,000,000
Maturity Value: $646,233,378
Settlement Date: 10/16/24
Collateralized by U.S. Treasury Notes, 0.625% to 4.000%, due 03/31/25 to 08/15/32. The aggregate market value of the collateral, including accrued interest, was $646,680,047.
844,000,000	4.570	(d)	03/27/25	$844,000,000
Maturity Value: $863,606,816
Settlement Date: 09/25/24
Collateralized by U.S. Treasury Bonds, 2.750% to 4.750%, due 02/15/43 to 11/15/54. The aggregate market value of the collateral, including accrued interest, was $860,880,059.

Daiwa Capital Markets America, Inc.
2,500,000,000	4.590		12/02/24	$2,500,000,000
Maturity Value: $2,500,956,250

Collateralized by Federal Farm Credit Bank, 4.550% to 4.735%, due 01/09/26 to 11/12/27, Federal Home Loan Bank, 5.500%, due 11/20/34, Federal Home Loan Mortgage Corp., 2.000% to 7.500%, due 02/01/29 to 12/01/54, Federal National Mortgage Association, 2.000% to 7.500%, due 10/01/27 to 12/01/54, Government National Mortgage Association, 2.500% to 7.000%, due 10/15/32 to 11/20/54, U.S. Treasury Bills, 0.000%, due 12/10/24 to 11/28/25, U.S. Treasury Bonds, 1.125% to 6.125%, due 08/15/29 to 08/15/54, a U.S. Treasury Inflation-Indexed Bond, 0.125%, due 02/15/52 and U.S. Treasury Notes, 0.750% to 4.250%, due 03/15/25 to 10/31/29. The aggregate market value of the collateral, including accrued interest, was $2,572,383,599.

227,463,235	4.600		12/02/24	$227,463,235
Maturity Value: $227,550,430
Collateralized by a U.S. Treasury Note, 4.000%, due 07/31/29. The market value of the collateral, including accrued interest, was $232,012,500.
350,144,608	4.600		12/02/24	$350,144,608
Maturity Value: $350,278,830
Collateralized by a U.S. Treasury Note, 2.750%, due 05/31/29. The market value of the collateral, including accrued interest, was $357,147,500.
488,193,627	4.600		12/02/24	$488,193,627
Maturity Value: $488,380,768
Collateralized by a U.S. Treasury Note, 4.250%, due 06/30/29. The market value of the collateral, including accrued interest, was $497,957,500.

Deutsche Bank Securities, Inc.
500,000,000	4.590		12/02/24	$500,000,000
Maturity Value: $500,191,250

Collateralized by a U.S. Treasury Bond, 5.375%, due 02/15/31 and U.S. Treasury Inflation-Indexed Bonds, 0.750% to 3.625%, due 01/15/28 to 02/15/54. The aggregate market value of the collateral, including accrued interest, was $510,000,061.

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS FINANCIAL SQUARE GOVERNMENT FUND

Schedule of Investments (continued) November 30, 2024

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)

Deutsche Bank Securities, Inc. – (continued)
$1,500,000,000	4.590%	12/02/24	$1,500,000,000
Maturity Value: $1,500,573,750

Collateralized by U.S. Treasury Bonds, 1.125% to 7.625%, due 02/15/25 to 08/15/54, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 08/15/25 to 08/15/43, a U.S. Treasury Note, 1.000%, due 12/15/24 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 02/15/40 to 08/15/54. The aggregate market value of the collateral, including accrued interest, was $1,529,999,996.

Federal Reserve Bank of New York
2,150,000,000	4.550	12/02/24	$2,150,000,000
Maturity Value: $2,150,815,208
Collateralized by a U.S. Treasury Note, 2.750%, due 08/15/32. The market value of the collateral, including accrued interest, was $2,150,815,284.

Fixed Income Clearing Corporation / Bank of New York Mellon (The)
150,000,000	4.590	12/02/24	$150,000,000
Maturity Value: $150,057,375
Collateralized by U.S. Treasury Notes, 0.750% to 4.875%, due 03/31/26 to 11/30/26. The aggregate market value of the collateral, including accrued interest, was $153,000,094.
500,000,000	4.590	12/02/24	$500,000,000
Maturity Value: $500,191,250

Collateralized by Federal Farm Credit Bank Funding Corp., 0.000%, due 12/16/24 to 07/15/25 and Federal Home Loan Bank, 4.060% to 5.380%, due 01/15/25 to 06/21/29. The aggregate market value of the collateral, including accrued interest, was $510,000,261.

8,300,000,000	4.590	12/02/24	$8,300,000,000
Maturity Value: $8,303,174,750

Collateralized by Federal Home Loan Mortgage Corp., 2.000% to 8.000%, due 08/01/25 to 12/01/54, Federal National Mortgage Association, 1.500% to 8.000%, due 02/01/27 to 09/01/62, a U.S. Treasury Bill, 0.000%, due 01/09/25 and U.S. Treasury Notes, 0.250% to 5.000%, due 04/15/25 to 05/15/34. The aggregate market value of the collateral, including accrued interest, was $8,465,999,998.

Fixed Income Clearing Corporation / Northern Trust Company (The)
1,500,000,000	4.580	12/02/24	$1,500,000,000
Maturity Value: $1,500,572,500

Collateralized by U.S. Treasury Bonds, 0.000% to 4.250%, due 01/21/25 to 06/30/31 and a U.S. Treasury Note, 1.875%, due 02/15/32. The aggregate market value of the collateral, including accrued interest, was $1,530,522,467.

7,500,000,000	4.580	12/02/24	$7,500,000,000
Maturity Value: $7,502,862,500

Collateralized by U.S. Treasury Bonds, 0.000%, due 01/21/25 to 02/27/25 and U.S. Treasury Notes, 0.625% to 4.625%, due 02/28/31 to 08/15/39. The aggregate market value of the collateral, including accrued interest, was $7,649,477,533.

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)

Fixed Income Clearing Corporation / Northern Trust Company (The) – (continued)
$1,300,000,000	4.590%	12/02/24	$1,300,000,000
Maturity Value: $1,300,497,250

Collateralized by U.S. Treasury Bonds, 0.625% to 3.750%, due 04/30/30 to 06/30/30 and a U.S. Treasury Note, 3.750%, due 06/30/30. The aggregate market value of the collateral, including accrued interest, was $1,326,000,000.

Fixed Income Clearing Corporation / State Street Bank and Trust Company
500,000,000	4.580	12/02/24	$500,000,000
Maturity Value: $500,190,833
Collateralized by U.S. Treasury Notes, 1.875% to 4.250%, due 02/29/28 to 02/15/43. The aggregate market value of the collateral, including accrued interest, was $510,000,000.
800,000,000	4.590	12/02/24	$800,000,000
Maturity Value: $800,306,000

Collateralized by U.S. Treasury Bonds, 1.375% to 3.625%, due 08/15/50 to 05/15/53, a U.S. Treasury Interest-Only Stripped Security, 3.000%, due 08/15/52 and a U.S. Treasury Note, 4.000%, due 11/15/52. The aggregate market value of the collateral, including accrued interest, was $816,000,000.

10,550,000,000	4.590	12/02/24	$10,550,000,000
Maturity Value: $10,554,035,375

Collateralized by U.S. Treasury Bills, 1.750% to 4.250%, due 06/30/29 to 01/15/34, U.S. Treasury Bonds, 2.375% to 5.000%, due 08/31/28 to 11/15/43, a U.S. Treasury Interest-Only Stripped Security, 3.125%, due 11/15/41 and U.S. Treasury Notes, 0.125% to 4.875%, due 07/15/28 to 11/15/48. The aggregate market value of the collateral, including accrued interest, was $10,761,000,000.

HSBC Bank PLC
1,424,000,000	4.580	12/09/24	$1,424,000,000
Maturity Value: $1,432,152,399
Settlement Date: 10/25/24

Collateralized by U.S. Treasury Bonds, 2.375% to 4.750%, due 05/15/38 to 11/15/53, a U.S. Treasury Inflation-Indexed Bond, 3.875%, due 04/15/29, U.S. Treasury Inflation-Indexed Notes, 0.125% to 2.375%, due 07/15/26 to 01/15/34, a U.S. Treasury Interest-Only Stripped Security, 0.000%, due 11/15/27 and U.S. Treasury Notes, 0.375% to 4.625%, due 11/30/25 to 08/15/33. The aggregate market value of the collateral, including accrued interest, was $1,466,635,338.

HSBC Securities (USA), Inc.
70,000,000	4.580	12/02/24	$70,000,000
Maturity Value: $70,026,717

Collateralized by U.S. Treasury Bills, 0.000%, due 12/31/24 to 05/22/25, U.S. Treasury Bonds, 4.375% to 6.875%, due 08/15/25 to 08/15/43, U.S. Treasury Inflation-Indexed Notes, 0.125% to 0.500%, due 01/15/28 to 01/15/31, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 02/15/25 to 05/15/54, U.S. Treasury Notes, 2.750% to 4.625%, due 08/31/25 to 08/31/29 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 02/15/45 to 11/15/53. The aggregate market value of the collateral, including accrued interest, was $71,427,251.

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FINANCIAL SQUARE GOVERNMENT FUND

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)

HSBC Securities (USA), Inc. – (continued)
$850,000,000	4.580%	12/02/24	$850,000,000
Maturity Value: $850,324,417

Collateralized by a U.S. Treasury Bond, 4.250%, due 05/15/39, U.S. Treasury Inflation-Indexed Bonds, 1.000% to 2.125%, due 02/15/46 to 02/15/54, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 05/15/31 to 05/15/44, U.S. Treasury Notes, 1.125% to 4.375%, due 05/31/25 to 11/15/34 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 05/15/30 to 08/15/54. The aggregate market value of the collateral, including accrued interest, was $867,330,905.

100,000,000	4.590	12/02/24	$100,000,000
Maturity Value: $100,038,250

Collateralized by a U.S. Treasury Bond, 3.000%, due 05/15/47, a U.S. Treasury Inflation-Indexed Note, 1.750%, due 01/15/34 and a U.S. Treasury Note, 2.625%, due 04/15/25. The aggregate market value of the collateral, including accrued interest, was $102,039,056.

961,000,000	4.570	12/09/24	$961,000,000
Maturity Value: $966,611,704
Settlement Date: 10/24/24

Collateralized by a U.S. Treasury Inflation-Indexed Note, 1.750%, due 01/15/34, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 05/15/26 to 11/15/53, U.S. Treasury Notes, 0.625% to 4.750%, due 01/31/25 to 05/15/30 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 05/15/38 to 11/15/50. The aggregate market value of the collateral, including accrued interest, was $980,593,302.

3,210,000,000	4.580	12/09/24	$3,210,000,000
Maturity Value: $3,228,785,630
Settlement Date: 10/24/24

Collateralized by Federal Farm Credit Bank, 2.480% to 3.610%, due 01/11/36 to 02/24/42, Federal Home Loan Bank, 1.700% to 5.000%, due 02/28/25 to 01/07/42, Federal Home Loan Mortgage Corp., 0.000% to 7.500%, due 01/04/27 to 12/01/54, Federal Home Loan Mortgage Corp. Stripped Security, 0.000%, due 03/15/27, Federal National Mortgage Association, 0.750% to 7.500%, due 04/24/26 to 05/01/58, Federal National Mortgage Association Stripped Securities, 0.000%, due 11/15/28 to 05/15/30, Tennessee Valley Authority, 0.000%, due 06/15/35 to 01/15/38, U.S. Treasury Bonds, 1.875% to 6.125%, due 08/15/29 to 02/15/54, U.S. Treasury Inflation-Indexed Notes, 0.750% to 1.875%, due 07/15/28 to 07/15/34 and U.S. Treasury Interest- Only Stripped Securities, 0.000%, due 05/15/27 to 05/15/51. The aggregate market value of the collateral, including accrued interest, was $3,304,165,022.

ING Financial Markets LLC
500,000,000	4.590	12/02/24	$500,000,000
Maturity Value: $500,191,250

Collateralized by Federal Home Loan Mortgage Corp., 3.000% to 7.000%, due 02/01/52 to 09/01/54 and Federal National Mortgage Association, 2.000% to 6.000%, due 12/01/47 to 06/01/54. The aggregate market value of the collateral, including accrued interest, was $510,000,000.

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)

J.P. Morgan Securities LLC
$22,000,000	4.580%		12/02/24	$22,000,000
Maturity Value: $22,008,396

Collateralized by a U.S. Treasury Bond, 6.125%, due 11/15/27, a U.S. Treasury Inflation-Indexed Note, 1.625%, due 10/15/29 and a U.S. Treasury Interest-Only Stripped Security, 0.000%, due 11/15/25. The aggregate market value of the collateral, including accrued interest, was $22,448,565.

500,000,000	4.590		12/02/24	$500,000,000
Maturity Value: $500,191,250

Collateralized by Federal Farm Credit Bank, 1.650% to 3.980%, due 12/19/33 to 08/24/46, Federal Home Loan Mortgage Corp., 3.500% to 7.000%, due 05/01/34 to 10/01/54, Federal Home Loan Mortgage Corp. Stripped Security, 0.000%, due 03/15/31, Federal National Mortgage Association, 2.000% to 6.500%, due 05/01/37 to 02/01/57 and Tennessee Valley Authority, 3.500% to 5.880%, due 04/01/36 to 12/15/42. The aggregate market value of the collateral, including accrued interest, was $514,222,358.

840,000,000	4.600	(d)	01/10/25	$840,000,000
Maturity Value: $859,749,337
Settlement Date: 07/10/24

Collateralized by Federal Farm Credit Bank, 1.950% to 4.725%, due 12/03/24 to 12/09/41, Federal Home Loan Bank, 2.470% to 5.200%, due 09/28/37 to 04/30/40, Federal Home Loan Mortgage Corp., 0.000% to 7.500%, due 12/11/25 to 12/01/54, Federal Home Loan Mortgage Corp. Stripped Security, 0.000%, due 07/15/32, Federal National Mortgage Association, 3.000% to 6.500%, due 04/01/26 to 10/01/54, Government National Mortgage Association, 2.000% to 8.000%, due 10/20/26 to 11/20/54 and Tennessee Valley Authority, 4.375%, due 08/01/34. The aggregate market value of the collateral, including accrued interest, was $866,655,511.

Joint Account I
1,300,000,000	4.580		12/02/24	$1,300,000,000
Maturity Value: $1,300,496,167

Joint Account III
2,880,200,000	4.590		12/02/24	$2,880,200,000
Maturity Value: $2,881,301,677

Mizuho Securities USA LLC
350,000,000	4.580		12/02/24	$350,000,000
Maturity Value: $350,133,583
Collateralized by Federal Home Loan Mortgage Corp., 1.500% to 8.000%, due 11/01/27 to 12/01/54. The aggregate market value of the collateral, including accrued interest, was $360,500,004.

Natixis-New York Branch
250,000,000	4.590		12/02/24	$250,000,000
Maturity Value: $250,095,625
Collateralized by U.S. Treasury Notes, 3.875% to 4.000%, due 02/28/30 to 08/15/33. The aggregate market value of the collateral, including accrued interest, was $255,000,089.

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS FINANCIAL SQUARE GOVERNMENT FUND

Schedule of Investments (continued) November 30, 2024

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)

Nomura Securities International, Inc.
$715,000,000	4.580%	12/02/24	$715,000,000
Maturity Value: $715,272,892

Collateralized by U.S. Treasury Bills, 0.000%, due 03/25/25 to 10/30/25, U.S. Treasury Bonds, 2.750% to 4.375%, due 02/15/39 to 05/15/44 and U.S. Treasury Notes, 0.375% to 3.250%, due 01/31/25 to 02/15/32. The aggregate market value of the collateral, including accrued interest, was $729,300,311.

8,500,000,000	4.590	12/02/24	$8,500,000,000
Maturity Value: $8,503,251,250

Collateralized by Federal Farm Credit Bank, 1.680% to 5.480%, due 02/04/25 to 08/27/38, Federal Home Loan Bank, 0.000% to 4.130%, due 03/18/25 to 03/26/40, Federal Home Loan Mortgage Corp., 0.375% to 7.000%, due 07/21/25 to 08/01/54, Federal Home Loan Mortgage Corp. Stripped Securities, 0.000%, due 03/15/31 to 07/15/32, Federal National Mortgage Association, 0.000% to 7.500%, due 06/17/25 to 03/01/62, Federal National Mortgage Association Stripped Securities, 0.000%, due 01/15/30 to 07/15/37, Government National Mortgage Association, 1.500% to 6.500%, due 02/15/42 to 01/20/54, Tennessee Valley Authority, 0.000% to 5.880%, due 03/15/28 to 09/15/65, U.S. Treasury Bills, 0.000%, due 12/12/24 to 05/29/25, U.S. Treasury Bonds, 2.250% to 6.625%, due 02/15/27 to 05/15/52, U.S. Treasury Floating Rate Notes, 4.633% to 4.669%, due 04/30/25 to 10/31/26, U.S. Treasury Inflation-Indexed Bonds, 0.125% to 3.875%, due 01/15/25 to 02/15/51, U.S. Treasury Inflation- Indexed Notes, 0.125% to 2.375%, due 07/15/25 to 07/15/34, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 02/15/25 to 11/15/54, U.S. Treasury Notes, 0.375% to 5.000%, due 12/31/24 to 11/15/33 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 02/15/25 to 11/15/54. The aggregate market value of the collateral, including accrued interest, was $8,687,548,252.

Norinchukin Bank (The)
430,000,000	4.580	12/02/24	$430,000,000
Maturity Value: $430,164,117

Collateralized by a U.S. Treasury Bond, 3.875%, due 02/15/43 and U.S. Treasury Notes, 2.875% to 3.375%, due 05/15/32 to 05/15/33. The aggregate market value of the collateral, including accrued interest, was $438,600,069.

Prudential Insurance Company of America (The)
5,462,500	4.610	12/02/24	$5,462,500
Maturity Value: $5,464,598
Collateralized by a U.S. Treasury Note, 0.000%, due 11/15/37. The market value of the collateral, including accrued interest, was $5,571,750.
6,010,000	4.610	12/02/24	$6,010,000
Maturity Value: $6,012,309
Collateralized by a U.S. Treasury Note, 0.000%, due 02/15/31. The market value of the collateral, including accrued interest, was $6,130,200.
6,205,000	4.610	12/02/24	$6,205,000
Maturity Value: $6,207,384
Collateralized by a U.S. Treasury Note, 0.000%, due 11/15/45. The market value of the collateral, including accrued interest, was $6,329,100.

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)

Prudential Insurance Company of America (The) – (continued)
$7,940,000	4.610%	12/02/24	$7,940,000
Maturity Value: $7,943,050
Collateralized by a U.S. Treasury Note, 0.000%, due 08/15/39. The market value of the collateral, including accrued interest, was $8,098,800.
8,085,000	4.610	12/02/24	$8,085,000
Maturity Value: $8,088,106
Collateralized by a U.S. Treasury Note, 0.000%, due 08/15/31. The market value of the collateral, including accrued interest, was $8,246,700.
8,280,000	4.610	12/02/24	$8,280,000
Maturity Value: $8,283,181
Collateralized by a U.S. Treasury Note, 0.000%, due 05/15/26. The market value of the collateral, including accrued interest, was $8,445,600.
8,305,000	4.610	12/02/24	$8,305,000
Maturity Value: $8,308,190
Collateralized by a U.S. Treasury Bond, 0.000%, due 02/15/45. The market value of the collateral, including accrued interest, was $8,471,100.
11,775,000	4.610	12/02/24	$11,775,000
Maturity Value: $11,779,523
Collateralized by a U.S. Treasury Bond, 0.000%, due 05/15/36. The market value of the collateral, including accrued interest, was $12,010,500.
14,647,500	4.610	12/02/24	$14,647,500
Maturity Value: $14,653,127
Collateralized by a U.S. Treasury Note, 0.000%, due 08/15/41. The market value of the collateral, including accrued interest, was $14,940,450.
15,627,500	4.610	12/02/24	$15,627,500
Maturity Value: $15,633,504
Collateralized by a U.S. Treasury Bond, 0.000%, due 02/15/44. The market value of the collateral, including accrued interest, was $15,940,050.
17,156,250	4.610	12/02/24	$17,156,250
Maturity Value: $17,162,841
Collateralized by a U.S. Treasury Note, 0.000%, due 02/15/33. The market value of the collateral, including accrued interest, was $17,499,375.
17,325,000	4.610	12/02/24	$17,325,000
Maturity Value: $17,331,656
Collateralized by a U.S. Treasury Note, 0.000%, due 08/15/38. The market value of the collateral, including accrued interest, was $17,671,500.
17,343,750	4.610	12/02/24	$17,343,750
Maturity Value: $17,350,413
Collateralized by a U.S. Treasury Note, 0.000%, due 11/15/32. The market value of the collateral, including accrued interest, was $17,690,625.
19,381,250	4.610	12/02/24	$19,381,250
Maturity Value: $19,388,696
Collateralized by a U.S. Treasury Bond, 0.000%, due 08/15/37. The market value of the collateral, including accrued interest, was $19,768,875.

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FINANCIAL SQUARE GOVERNMENT FUND

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)

Prudential Insurance Company of America (The) – (continued)
$21,881,250	4.610%	12/02/24	$21,881,250
Maturity Value: $21,889,656
Collateralized by a U.S. Treasury Note, 0.000%, due 02/15/41. The market value of the collateral, including accrued interest, was $22,318,875.
22,937,500	4.610	12/02/24	$22,937,500
Maturity Value: $22,946,312
Collateralized by a U.S. Treasury Interest-Only Stripped Security, 0.000%, due 02/15/41. The market value of the collateral, including accrued interest, was $23,396,250.
24,581,250	4.610	12/02/24	$24,581,250
Maturity Value: $24,590,693
Collateralized by a U.S. Treasury Note, 1.625%, due 11/15/50. The market value of the collateral, including accrued interest, was $25,072,875.
25,437,500	4.610	12/02/24	$25,437,500
Maturity Value: $25,447,272
Collateralized by a U.S. Treasury Note, 0.000%, due 02/15/40. The market value of the collateral, including accrued interest, was $25,946,250.
25,630,000	4.610	12/02/24	$25,630,000
Maturity Value: $25,639,846
Collateralized by a U.S. Treasury Note, 0.000%, due 08/15/36. The market value of the collateral, including accrued interest, was $26,142,600.
28,112,500	4.610	12/02/24	$28,112,500
Maturity Value: $28,123,300
Collateralized by a U.S. Treasury Note, 0.000%, due 02/15/43. The market value of the collateral, including accrued interest, was $28,674,750.
29,375,000	4.610	12/02/24	$29,375,000
Maturity Value: $29,386,285
Collateralized by a U.S. Treasury Bond, 1.875%, due 02/15/51. The market value of the collateral, including accrued interest, was $29,962,500.
36,050,000	4.610	12/02/24	$36,050,000
Maturity Value: $36,063,849
Collateralized by a U.S. Treasury Note, 0.000%, due 11/15/26. The market value of the collateral, including accrued interest, was $36,771,000.
37,875,000	4.610	12/02/24	$37,875,000
Maturity Value: $37,889,550
Collateralized by a U.S. Treasury Bond, 3.000%, due 08/15/52. The market value of the collateral, including accrued interest, was $38,632,500.
41,750,000	4.610	12/02/24	$41,750,000
Maturity Value: $41,766,039
Collateralized by a U.S. Treasury Bond, 0.000%, due 11/15/43. The market value of the collateral, including accrued interest, was $42,585,000.
41,817,500	4.610	12/02/24	$41,817,500
Maturity Value: $41,833,565
Collateralized by a U.S. Treasury Note, 4.000%, due 02/15/34. The market value of the collateral, including accrued interest, was $42,653,850.

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)

Prudential Insurance Company of America (The) – (continued)
$45,375,000	4.610%		12/02/24	$45,375,000
Maturity Value: $45,392,432
Collateralized by a U.S. Treasury Note, 4.000%, due 11/15/52. The market value of the collateral, including accrued interest, was $46,282,500.
50,628,750	4.610		12/02/24	$50,628,750
Maturity Value: $50,648,200
Collateralized by a U.S. Treasury Bond, 2.750%, due 08/15/47. The market value of the collateral, including accrued interest, was $51,641,325.
151,500,000	4.610		12/02/24	$151,500,000
Maturity Value: $151,558,201
Collateralized by a U.S. Treasury Note, 3.000%, due 08/15/52. The market value of the collateral, including accrued interest, was $154,530,000.
172,406,250	4.610		12/02/24	$172,406,250
Maturity Value: $172,472,483
Collateralized by a U.S. Treasury Bond, 2.875%, due 08/15/45. The market value of the collateral, including accrued interest, was $175,854,375.

RBC Dominion Securities Inc.
100,000,000	4.500		12/02/24	$100,000,000
Maturity Value: $100,037,500
Collateralized by a U.S. Treasury Bill, 0.000%, due 12/26/24. The market value of the collateral, including accrued interest, was $102,000,001.

Royal Bank of Canada
1,980,000,000	5.260	(d)	01/02/25	$1,980,000,000
Maturity Value: $2,032,941,900
Settlement Date: 07/03/24

Collateralized by Federal Home Loan Mortgage Corp., 2.000% to 8.500%, due 05/01/25 to 12/01/54 and Federal National Mortgage Association, 1.500% to 7.500%, due 02/01/31 to 09/01/62. The aggregate market value of the collateral, including accrued interest, was $2,019,599,995.

148,000,000	4.540	(d)	01/30/25	$148,000,000
Maturity Value: $149,306,511
Settlement Date: 11/21/24

Collateralized by Federal Home Loan Mortgage Corp., 3.000% to 6.000%, due 10/01/32 to 11/01/54 and Federal National Mortgage Association, 3.000% to 6.000%, due 09/01/52 to 06/01/54. The aggregate market value of the collateral, including accrued interest, was $150,960,000.

245,000,000	4.560	(d)	01/30/25	$245,000,000
Maturity Value: $247,575,768
Settlement Date: 11/08/24

Collateralized by Federal Home Loan Mortgage Corp., 2.000% to 6.000%, due 12/01/51 to 12/01/54 and Federal National Mortgage Association, 2.000% to 6.500%, due 08/01/42 to 12/01/54. The aggregate market value of the collateral, including accrued interest, was $249,900,002.

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS FINANCIAL SQUARE GOVERNMENT FUND

Schedule of Investments (continued) November 30, 2024

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)

Royal Bank of Canada – (continued)
$4,940,000,000	4.560	%(d)	01/30/25	$4,940,000,000
Maturity Value: $4,991,935,880
Settlement Date: 11/08/24

Collateralized by Federal Home Loan Mortgage Corp., 3.000% to 7.000%, due 08/01/32 to 12/01/54 and Federal National Mortgage Association, 1.500% to 7.500%, due 12/01/27 to 06/01/63. The aggregate market value of the collateral, including accrued interest, was $5,038,800,014.

742,500,000	5.090	(d)	02/21/25	$742,500,000
Maturity Value: $779,978,309
Settlement Date: 03/01/24

Collateralized by Federal Home Loan Mortgage Corp., 2.000% to 6.500%, due 07/01/36 to 06/01/54 and Federal National Mortgage Association, 1.500% to 7.000%, due 12/01/26 to 09/01/62. The aggregate market value of the collateral, including accrued interest, was $757,349,998.

495,000,000	5.110	(d)	02/21/25	$495,000,000
Maturity Value: $520,153,967
Settlement Date: 02/29/24

Collateralized by Federal Home Loan Mortgage Corp., 3.500% to 6.500%, due 11/01/42 to 12/01/54 and Federal National Mortgage Association, 2.000% to 8.000%, due 06/01/28 to 08/01/59. The aggregate market value of the collateral, including accrued interest, was $504,899,996.

988,000,000	5.030	(d)	02/28/25	$988,000,000
Maturity Value: $1,037,420,301
Settlement Date: 03/07/24

Collateralized by Federal Home Loan Mortgage Corp., 2.000% to 6.500%, due 09/01/26 to 12/01/54 and Federal National Mortgage Association, 2.000% to 7.500%, due 10/01/26 to 06/01/63. The aggregate market value of the collateral, including accrued interest, was $1,007,759,997.

The Northwestern Mutual Life Insurance Company
346,920,000	4.610		12/02/24	$346,920,000
Maturity Value: $347,053,275
Collateralized by a U.S. Treasury Note, 3.875%, due 11/30/27. The market value of the collateral, including accrued interest, was $353,858,400.
386,800,000	4.610		12/02/24	$386,800,000
Maturity Value: $386,948,596
Collateralized by a U.S. Treasury Note, 4.250%, due 02/15/54. The market value of the collateral, including accrued interest, was $394,536,000.

Wells Fargo Securities, LLC
2,950,000,000	4.590		12/02/24	$2,950,000,000
Maturity Value: $2,951,128,375
Collateralized by Government National Mortgage Association, 1.500% to 7.500%, due 02/20/26 to 11/20/54. The aggregate market value of the collateral, including accrued interest, was $3,038,500,002.

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)

Wells Fargo Securities, LLC – (continued)
$1,086,000,000	4.980%	01/03/25	$1,086,000,000
Maturity Value: $1,103,126,220
Settlement Date: 09/11/24
Collateralized by Federal National Mortgage Association, 1.500% to 7.500%, due 10/01/25 to 01/01/59. The aggregate market value of the collateral, including accrued interest, was $1,118,579,999.

TOTAL REPURCHASE AGREEMENTS			$130,627,595,445

TOTAL INVESTMENTS - 98.5%			$259,882,961,684

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.5%			4,061,362,923

NET ASSETS - 100.0%			$263,944,324,607

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)

Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on November 30, 2024.

(b)	All or a portion represents a forward commitment.
(c)

Unless noted, all repurchase agreements were entered into on November 30, 2024. Additional information on Joint Repurchase Agreement Account I and III appears in the Additional Investment Information section.

(d)	The instrument is subject to a demand feature.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, the date of the next interest rate reset for variable rate securities, or the prerefunded date for those types of securities.

Investment Abbreviations:

MMY	—Money Market Yield

PLC	—Public Limited Company

Prime	—Federal Reserve Bank Prime Loan Rate US

SOFR	—Secured Overnight Financing Rate

T-Bill	—Treasury Bill

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FINANCIAL SQUARE TREASURY INSTRUMENTS FUND

Schedule of Investments November 30, 2024

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

U.S. Treasury Obligations – 99.9%

United States Treasury Bills
$5,466,890,500	4.606%	12/10/24	$5,460,719,741
496,043,700	4.584	12/12/24	495,361,640
6,742,246,400	4.601	12/17/24	6,728,731,936
279,097,900	4.614	12/19/24	278,464,047
194,955,200	4.615	12/19/24	194,512,441
248,252,100	4.620	12/19/24	247,688,300
1,441,029,100	4.630	12/19/24	1,437,756,410
601,816,100	4.635	12/19/24	600,449,328
1,400,000,000	4.645	12/19/24	1,396,820,490
1,323,145,500	4.651	12/19/24	1,320,140,533
124,344,100	4.888	12/19/24	124,061,705
228,960,800	4.601	12/24/24	228,296,024
4,434,284,200	4.622	12/24/24	4,421,409,484
3,045,287,200	4.642	12/24/24	3,036,445,366
935,000,000	4.647	12/24/24	932,285,276
126,267,800	4.683	12/24/24	125,901,188
592,045,600	4.699	12/24/24	590,326,626
170,092,700	4.700	12/24/24	169,598,845
191,683,200	4.705	12/24/24	191,126,658
198,386,300	4.585	12/26/24	197,761,929
2,598,424,600	4.630	12/26/24	2,590,246,714
1,000,000,000	4.640	12/26/24	996,852,752
71,585,300	4.643	12/26/24	71,360,003
190,894,200	4.648	12/26/24	190,293,409
200,000,000	4.600	12/31/24	199,247,449
500,000,000	4.610	12/31/24	498,118,622
4,624,317,300	4.613	12/31/24	4,606,917,120
130,296,000	4.628	12/31/24	129,805,728
312,319,300	4.633	12/31/24	311,144,119
4,580,104,100	4.579	01/02/25	4,561,831,349
24,053,200	4.601	01/02/25	23,957,238
70,166,300	4.602	01/02/25	69,886,365
496,883,400	4.604	01/02/25	494,901,038
624,703,600	4.612	01/02/25	622,211,287
172,660,000	4.617	01/02/25	171,971,157
191,693,600	4.622	01/02/25	190,928,821
395,638,800	4.628	01/02/25	394,060,362
480,672,000	4.633	01/02/25	478,754,314
1,548,424,700	4.597	01/07/25	1,541,117,667
448,324,700	4.969	01/07/25	446,209,051
487,436,000	4.489	01/09/25	485,088,648
7,311,500	4.489	01/09/25	7,276,290
375,712,700	4.513	01/09/25	373,903,376
9,838,500	4.526	01/09/25	9,791,121
1,517,811,400	4.503	01/14/25	1,509,384,029
374,153,300	4.503	01/14/25	372,075,882
201,010,400	4.519	01/14/25	199,894,326
54,327,100	4.524	01/14/25	54,025,459
1,284,168,700	4.571	01/21/25	1,276,037,579
590,900	4.600	02/04/25	586,103
3,064,400	4.614	02/04/25	3,039,522
8,250,200	4.618	02/04/25	8,183,221
44,448,600	4.644	02/04/25	44,087,748
133,293,000	4.539	02/06/25	132,159,326
562,202,500	4.544	02/06/25	557,420,898
248,707,200	4.547	02/06/25	246,591,914
108,347,200	4.550	02/06/25	107,425,694
564,796,100	4.555	02/06/25	559,992,439

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

U.S. Treasury Obligations – (continued)

$8,512,000	4.558%	02/06/25	$ 8,439,604
468,445,900	4.560	02/06/25	464,461,709
65,324,000	4.966	02/06/25	64,768,411
41,060,900	4.969	02/06/25	40,711,672
11,107,400	4.983	02/06/25	11,012,930
436,554,700	4.985	02/06/25	432,841,748
63,448,100	4.987	02/06/25	62,908,466
144,075,600	4.990	02/06/25	142,850,219
101,842,000	4.991	02/06/25	100,975,821
226,666,100	4.993	02/06/25	224,738,277
7,169,900	4.995	02/06/25	7,108,919
268,546,400	4.998	02/06/25	266,262,379
81,374,100	4.499	02/13/25	80,571,777
426,849,900	4.500	02/13/25	422,641,293
47,768,500	4.502	02/13/25	47,297,517
35,773,900	4.502	02/13/25	35,421,181
186,508,500	4.504	02/13/25	184,669,584
16,274,800	4.504	02/13/25	16,114,336
8,852,300	4.943	02/13/25	8,765,019
10,849,900	4.960	02/13/25	10,742,923
189,852,200	4.964	02/13/25	187,980,317
8,679,900	4.976	02/13/25	8,594,319
8,347,200	4.982	02/13/25	8,264,899
16,274,800	4.987	02/13/25	16,114,336
138,588,100	4.511	02/27/25	137,117,796
4,367,600	4.502	03/04/25	4,318,046
38,946,000	4.506	03/04/25	38,504,123
261,003,800	4.511	03/04/25	258,042,481
62,426,700	4.512	03/04/25	61,718,414
31,991,700	4.517	03/04/25	31,628,726
22,708,800	4.543	03/04/25	22,451,149
50,245,300	4.553	03/04/25	49,675,223
218,495,700	4.823	03/06/25	215,817,458
7,929,600	4.495	03/11/25	7,832,743
11,168,600	4.506	03/11/25	11,032,180
45,415,500	4.507	03/11/25	44,860,767
285,054,800	4.511	03/11/25	281,572,967
4,857,500	4.512	03/11/25	4,798,168
105,624,300	4.517	03/11/25	104,334,141
267,014,100	4.522	03/11/25	263,752,627
8,771,800	4.526	03/11/25	8,664,656
458,649,100	4.537	03/11/25	453,046,881
23,703,100	4.645	03/13/25	23,398,985
174,163,500	4.650	03/13/25	171,928,952
4,399,700	4.696	03/13/25	4,343,251
437,301,100	4.701	03/13/25	431,690,451
728,200	4.707	03/13/25	718,857
190,503,500	4.742	03/13/25	188,059,307
303,272,800	4.503	03/18/25	299,324,344
104,153,000	4.503	03/18/25	102,796,981
46,733,100	4.506	03/18/25	46,124,659
6,122,800	4.510	03/18/25	6,043,084
36,681,400	4.511	03/18/25	36,203,827
310,205,300	4.517	03/18/25	306,166,586
39,048,800	4.504	03/25/25	38,506,665
719,340,000	4.506	03/25/25	709,353,026
569,108,100	4.510	03/25/25	561,206,874
35,710,400	4.510	03/25/25	35,214,614
85,762,200	4.511	03/25/25	84,571,518

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS FINANCIAL SQUARE TREASURY INSTRUMENTS FUND

Schedule of Investments (continued) November 30, 2024

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

U.S. Treasury Obligations – (continued)

$65,084,100	4.516%	03/25/25	$ 64,180,503
538,840,600	4.521	03/25/25	531,359,594
122,520,300	4.522	03/25/25	120,819,286
1,616,339,700	4.388	03/27/25	1,594,077,451
7,257,400	4.423	03/27/25	7,157,442
22,853,800	4.432	03/27/25	22,539,029
30,182,200	4.447	03/27/25	29,766,493
5,356,400	4.447	03/27/25	5,282,625
8,046,700	4.447	03/27/25	7,935,871
1,154,389,700	4.418	04/03/25	1,137,758,720
17,071,500	4.418	04/03/25	16,825,556
60,864,600	4.443	04/10/25	59,918,421
1,985,700	4.446	04/10/25	1,954,831
1,752,100	4.449	04/10/25	1,724,862
83,479,100	4.451	04/10/25	82,181,365
13,264,000	4.454	04/10/25	13,057,803
26,565,200	4.461	04/10/25	26,152,227
1,683,278,300	4.462	04/10/25	1,657,110,674
2,560,700	4.472	04/10/25	2,520,892
43,208,900	4.497	04/10/25	42,537,190
27,312,200	4.394	04/24/25	26,839,491
288,133,400	4.394	04/24/25	283,146,501
6,708,500	4.399	04/24/25	6,592,392
62,321,000	4.399	04/24/25	61,242,373
5,237,100	4.415	04/24/25	5,146,458
9,583,600	4.415	04/24/25	9,417,731
99,497,500	4.427	04/24/25	97,775,436
43,762,000	4.460	05/01/25	42,968,363
1,042,057,900	4.483	05/01/25	1,023,159,875
396,500,100	4.414	05/08/25	389,071,225
306,004,200	4.419	05/08/25	300,270,867
84,657,300	4.424	05/08/25	83,071,150
50,730,100	4.427	05/08/25	49,779,615
41,829,300	4.438	05/08/25	41,045,581
133,072,800	4.443	05/08/25	130,579,531
23,895,200	4.099	05/15/25	23,404,165
108,034,200	4.099	05/15/25	105,814,147
15,975,200	4.099	05/15/25	15,646,917
17,241,700	4.102	05/15/25	16,887,391
466,746,900	4.102	05/15/25	457,155,465
179,107,300	4.125	05/15/25	175,426,727
63,585,300	4.317	05/15/25	62,278,651
10,143,100	4.469	05/15/25	9,934,664
155,361,900	4.470	05/15/25	152,169,284
228,602,100	4.474	05/15/25	223,904,432
31,086,300	4.475	05/15/25	30,447,491
25,016,700	4.476	05/15/25	24,502,618
248,724,800	4.479	05/15/25	243,613,619
19,371,700	4.488	05/15/25	18,973,620
43,104,300	4.492	05/15/25	42,218,526
148,758,500	5.221	05/15/25	145,701,581
122,129,400	5.222	05/15/25	119,619,697
80,522,900	5.260	05/15/25	78,868,191
40,261,500	5.263	05/15/25	39,434,145
80,522,900	5.266	05/15/25	78,868,191
61,727,300	5.284	05/15/25	60,458,832
35,685,100	4.460	05/22/25	34,949,399
105,850,000	4.462	05/22/25	103,667,747
7,836,400	4.463	05/22/25	7,674,841

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

U.S. Treasury Obligations – (continued)

$817,174,600	4.467%	05/22/25	$ 800,327,345
31,897,100	4.475	05/22/25	31,239,494
77,587,700	4.477	05/22/25	75,988,116
2,873,000	4.480	05/22/25	2,813,769
18,177,100	4.486	05/22/25	17,802,352
5,071,500	4.488	05/22/25	4,966,944
100,932,300	4.491	05/22/25	98,851,432
56,363,500	4.496	05/22/25	55,201,484
80,355,200	4.459	05/29/25	78,627,554
47,686,800	4.459	05/29/25	46,661,528
14,681,700	4.467	05/29/25	14,366,042
57,339,800	4.469	05/29/25	56,106,988
26,897,100	4.488	05/29/25	26,318,809
482,136,600	4.498	05/29/25	471,770,607
38,944,900	3.964	08/07/25	37,816,370
8,564,600	3.964	08/07/25	8,316,418
5,138,700	3.978	08/07/25	4,989,793
4,332,500	3.986	08/07/25	4,206,955
5,138,700	4.000	08/07/25	4,989,793
37,294,500	4.016	08/07/25	36,213,795
201,654,300	4.029	08/07/25	195,810,842
34,482,100	4.065	08/07/25	33,482,891
2,024,600	4.076	08/07/25	1,965,932
40,492,800	4.120	08/07/25	39,319,416
60,739,200	4.147	08/07/25	58,979,123
4,060,400	4.162	08/07/25	3,942,739
125,325,300	4.178	08/07/25	121,693,673
34,640,500	4.404	08/07/25	33,636,701
44,744,600	4.418	08/07/25	43,448,009
22,206,400	4.447	08/07/25	21,562,912
6,281,100	4.457	08/07/25	6,099,089
7,391,500	4.460	08/07/25	7,177,312
95,765,500	4.466	08/07/25	92,990,445
70,862,300	4.482	08/07/25	68,808,880
12,552,800	4.483	08/07/25	12,189,050
23,747,800	4.311	09/04/25	22,998,623
8,071,200	3.985	10/02/25	7,796,829
97,489,200	4.214	10/02/25	94,175,163
29,669,300	4.267	10/02/25	28,660,725
85,711,300	4.274	10/02/25	82,797,639
31,387,200	4.321	10/30/25	30,199,153
704,949,300	4.337	10/30/25	678,266,031
51,614,500	4.361	10/30/25	49,660,823
37,664,600	4.366	10/30/25	36,238,945
58,124,400	4.376	10/30/25	55,924,314
15,112,300	4.382	10/30/25	14,540,279
11,624,900	4.390	10/30/25	11,184,882
17,437,300	4.390	10/30/25	16,777,275
345,171,400	4.436	11/28/25	330,628,369
United States Treasury Floating Rate Note
7,088,300	5.102	02/28/25	7,021,141
19,130,100	4.330	05/15/25	18,935,329
15,973,400	4.416	05/15/25	15,855,210
38,964,400	4.424	05/15/25	38,567,688
137,457,200	4.429	05/15/25	136,057,693
39,862,300	4.439	05/15/25	39,456,446
19,482,200	4.449	05/15/25	19,283,844
16,717,500	4.330	06/30/25	16,744,858
10,030,500	4.345	06/30/25	10,046,914

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FINANCIAL SQUARE TREASURY INSTRUMENTS FUND

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Treasury Obligations – (continued)

$5,591,900	4.315%		07/31/25	$ 5,580,714
178,550,800	4.987		07/31/25	173,128,552
235,177,200	4.989		07/31/25	228,035,317
136,993,200	5.075		07/31/25	132,832,978
130,191,000	5.096		07/31/25	129,930,563
5,534,500	4.289		08/15/25	5,485,435
183,421,700	4.296		08/15/25	180,509,914
18,639,600	4.299		08/15/25	18,474,353
11,162,300	4.391		08/15/25	10,985,100
7,441,600	4.394		08/15/25	7,375,628
18,248,300	4.456		08/15/25	17,958,612
68,640,100	4.460		08/15/25	68,031,582
92,159,900	4.391		11/30/25	92,589,706
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY +0.125%)
305,000,000	4.587	(a)	07/31/25	304,910,268
85,386,300	4.590	(a)	07/31/25	85,361,179
982,912,200	4.591	(a)	07/31/25	982,623,026
634,887,400	4.592	(a)	07/31/25	634,700,615
225,611,700	4.593	(a)	07/31/25	225,545,325
817,721,500	4.594	(a)	07/31/25	817,480,925
63,885,000	4.595	(a)	07/31/25	63,866,205
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY +0.150%)
982,537,300	4.614	(a)	04/30/26	982,569,588
79,048,900	4.617	(a)	04/30/26	79,051,498
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY +0.169%)
487,024,600	4.631	(a)	04/30/25	487,014,516
140,283,500	4.632	(a)	04/30/25	140,280,595
122,820,600	4.633	(a)	04/30/25	122,818,057
522,407,600	4.634	(a)	04/30/25	522,396,783
393,209,100	4.635	(a)	04/30/25	393,200,959
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY +0.170%)
256,984,100	4.633	(a)	10/31/25	256,886,487
322,217,300	4.634	(a)	10/31/25	322,094,908
1,564,579,800	4.635	(a)	10/31/25	1,563,985,508
728,568,900	4.637	(a)	10/31/25	728,292,159
1,320,550,200	4.641	(a)	10/31/25	1,320,048,601
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY +0.182%)
5,984,400	4.647	(a)	07/31/26	5,982,453
212,365,100	4.648	(a)	07/31/26	212,296,011
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY +0.200%)
846,626,100	4.664	(a)	01/31/25	846,606,369
481,080,200	4.665	(a)	01/31/25	481,068,989
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY +0.205%)
372,358,800	4.666	(a)	10/31/26	372,514,049
58,733,000	4.668	(a)	10/31/26	58,757,488
235,319,900	4.669	(a)	10/31/26	235,418,013
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY +0.245%)
48,486,400	4.704	(a)	01/31/26	48,506,938
2,277,255,000	4.705	(a)	01/31/26	2,278,219,594
1,115,690,300	4.706	(a)	01/31/26	1,116,162,881
219,761,800	4.707	(a)	01/31/26	219,854,886

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Treasury Obligations – (continued)

$439,656,400	4.708	%(a)	01/31/26	$439,842,629
1,011,686,100	4.709	(a)	01/31/26	1,012,114,628

TOTAL INVESTMENTS - 99.9%				$93,672,193,414

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%				81,269,235

NET ASSETS - 100.0%				$93,753,462,649

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on November 30, 2024.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, the date of the next interest rate reset for variable rate securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
MMY	—Money Market Yield
T-Bill	—Treasury Bill

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS FINANCIAL SQUARE TREASURY OBLIGATIONS FUND

Schedule of Investments November 30, 2024

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Treasury Obligations – 51.8%

United States Treasury Bills
$302,055,100	4.643%		12/26/24	$301,100,167
300,265,300	4.656		12/26/24	299,316,025
22,745,300	4.598		12/31/24	22,663,376
107,595,700	4.608		12/31/24	107,208,163
386,610,400	4.613		12/31/24	385,217,912
75,130,900	4.619		12/31/24	74,860,295
15,026,200	4.624		12/31/24	14,972,079
75,396,600	4.629		12/31/24	75,125,038
72,276,000	4.634		12/31/24	72,015,677
111,823,100	4.637	(a)	12/31/24	111,420,337
1,839,376,600	4.642	(a)	12/31/24	1,832,751,560
168,375,200	4.579		01/02/25	167,702,232
28,691,400	4.604		01/02/25	28,576,725
167,392,700	4.622		01/02/25	166,723,659
115,434,800	4.628		01/02/25	114,973,426
151,996,000	4.633		01/02/25	151,388,497
77,451,600	4.638		01/02/25	77,142,039
170,429,600	4.592		01/07/25	169,638,807
41,604,400	4.597		01/09/25	41,405,676
624,100	4.614		01/09/25	621,119
8,580,900	4.619		01/09/25	8,539,913
142,704,700	4.592	(a)	01/28/25	141,706,976
250,465,600	4.607	(a)	01/28/25	248,714,462
33,358,400	4.644		02/04/25	33,086,607
26,406,500	4.547		02/06/25	26,183,021
494,336,000	4.555		02/06/25	490,152,425
528,303,200	4.560		02/06/25	523,832,159
5,026,900	4.983		02/06/25	4,984,357
161,503,100	4.985		02/06/25	160,136,296
25,034,700	4.987		02/06/25	24,822,831
52,818,100	4.990		02/06/25	52,371,099
48,312,600	4.991		02/06/25	47,903,729
88,212,400	4.993		02/06/25	87,465,857
2,999,900	4.995		02/06/25	2,974,512
109,732,500	4.998		02/06/25	108,803,832
59,932,400	5.011		02/13/25	59,339,151
7,714,900	5.017		02/13/25	7,638,533
11,347,700	4.511		02/27/25	11,225,193
41,492,800	4.533		02/27/25	41,044,853
212,605,000	4.536		02/27/25	210,309,761
218,731,800	4.539		02/27/25	216,370,418
123,929,900	4.544		02/27/25	122,591,979
9,863,600	4.549		02/27/25	9,757,115
4,952,800	4.512		03/04/25	4,896,427
21,851,900	4.517		03/04/25	21,603,179
25,243,900	4.522		03/04/25	24,956,571
30,849,000	4.524		03/04/25	30,497,873
108,921,000	4.527		03/04/25	107,681,248
25,958,200	4.543		03/04/25	25,662,741
29,805,000	4.548		03/04/25	29,465,756
49,540,800	4.553		03/04/25	48,976,921
17,335,100	4.823		03/06/25	17,122,613
35,358,900	4.495		03/11/25	34,927,822
175,699,200	4.506		03/11/25	173,557,165
46,148,700	4.507		03/11/25	45,586,079
110,546,000	4.511		03/11/25	109,198,280
11,115,600	4.512		03/11/25	10,980,084
7,573,200	4.517		03/11/25	7,480,871

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Treasury Obligations – (continued)

$39,573,600	4.522%		03/11/25	$39,091,139
15,117,700	4.526		03/11/25	14,933,393
132,136,200	4.527		03/11/25	130,525,263
14,457,800	4.532		03/11/25	14,281,538
77,821,500	4.537		03/11/25	76,872,740
37,014,900	4.650		03/13/25	36,539,223
2,521,800	4.696		03/13/25	2,489,392
205,902,200	4.701		03/13/25	203,256,162
417,300	4.707		03/13/25	411,937
88,931,300	4.742		03/13/25	87,788,449
124,546,500	4.496		03/18/25	122,923,072
21,339,700	4.506		03/18/25	21,061,543
14,011,200	4.510		03/18/25	13,828,568
16,749,700	4.511		03/18/25	16,531,372
153,786,300	4.517		03/18/25	151,781,740
15,985,600	4.492		03/25/25	15,763,272
49,425,400	4.504		03/25/25	48,737,991
46,301,200	4.506		03/25/25	45,657,242
67,430,800	4.510		03/25/25	66,492,971
73,619,500	4.511		03/25/25	72,595,599
90,624,200	4.516		03/25/25	89,363,797
27,911,500	4.517		03/25/25	27,523,306
147,828,900	4.521		03/25/25	145,772,893
69,901,400	4.522		03/25/25	68,929,210
719,573,300	4.425		03/27/25	709,662,002
3,370,100	4.482		03/27/25	3,323,681
10,663,900	4.488		03/27/25	10,517,017
13,981,500	4.527		03/27/25	13,788,921
2,499,300	4.533		03/27/25	2,464,875
3,753,000	4.544		03/27/25	3,701,307
1,947,100	4.496	(a)	04/01/25	1,918,914
87,660,100	4.501	(a)	04/01/25	86,391,148
44,386,500	4.506	(a)	04/01/25	43,743,969
61,785,900	4.511	(a)	04/01/25	60,891,498
498,181,800	4.367		04/03/25	491,004,079
8,264,600	4.473		04/03/25	8,145,525
26,547,600	4.446		04/10/25	26,134,898
794,900	4.449		04/10/25	782,543
38,186,100	4.451		04/10/25	37,592,469
6,065,500	4.454		04/10/25	5,971,207
12,655,800	4.461		04/10/25	12,459,056
766,284,300	4.462		04/10/25	754,371,838
1,239,700	4.472		04/10/25	1,220,428
19,619,200	4.497		04/10/25	19,314,205
12,415,400	4.450		04/24/25	12,200,390
112,102,000	4.467		04/24/25	110,160,621
3,106,700	4.484		04/24/25	3,052,898
34,113,500	4.485		04/24/25	33,522,723
2,866,700	4.494		04/24/25	2,817,055
4,438,100	4.497		04/24/25	4,361,241
52,040,000	4.523		04/24/25	51,138,773
19,396,800	4.460		05/01/25	19,045,028
488,392,300	4.483		05/01/25	479,535,018
182,387,600	4.414		05/08/25	178,970,338
143,418,200	4.419		05/08/25	140,731,079
69,755,000	4.420		05/08/25	68,448,052
38,588,000	4.424		05/08/25	37,865,005
20,745,700	4.425		05/08/25	20,357,003
23,776,200	4.427		05/08/25	23,330,723

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FINANCIAL SQUARE TREASURY OBLIGATIONS FUND

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

U.S. Treasury Obligations – (continued)

$26,694,700	4.430%	05/08/25	$26,194,541
19,307,900	4.438	05/08/25	18,946,142
61,785,400	4.443	05/08/25	60,627,772
18,326,200	4.440	05/15/25	17,950,203
56,159,800	4.441	05/15/25	55,007,576
8,148,600	4.445	05/15/25	7,981,416
9,983,800	4.464	05/15/25	9,778,963
240,462,900	4.467	05/15/25	235,529,350
4,753,900	4.469	05/15/25	4,656,365
77,668,000	4.470	05/15/25	76,074,494
116,427,500	4.474	05/15/25	114,038,770
17,328,800	4.475	05/15/25	16,973,267
13,360,700	4.476	05/15/25	13,086,580
118,390,400	4.479	05/15/25	115,961,398
107,083,500	4.481	05/15/25	104,886,480
9,423,500	4.488	05/15/25	9,230,159
24,959,500	4.492	05/15/25	24,447,409
62,305,500	5.221	05/15/25	61,027,185
62,933,300	5.222	05/15/25	61,642,105
41,493,400	5.260	05/15/25	40,642,085
20,746,700	5.263	05/15/25	20,321,042
41,493,400	5.266	05/15/25	40,642,085
31,808,000	5.284	05/15/25	31,155,399
32,968,300	5.286	05/15/25	32,291,893
19,058,400	4.460	05/22/25	18,665,403
50,399,400	4.462	05/22/25	49,360,130
4,031,100	4.463	05/22/25	3,947,976
315,748,700	4.467	05/22/25	309,237,750
18,470,100	4.475	05/22/25	18,089,234
44,927,100	4.477	05/22/25	44,000,673
1,474,300	4.480	05/22/25	1,443,899
8,732,300	4.486	05/22/25	8,552,234
2,376,900	4.488	05/22/25	2,327,887
48,306,800	4.491	05/22/25	47,310,681
31,413,500	4.496	05/22/25	30,765,733
43,564,500	4.449	05/29/25	42,629,804
20,633,100	4.454	05/29/25	20,190,408
29,496,100	4.461	05/29/25	28,863,248
7,634,400	4.467	05/29/25	7,470,601
15,574,700	4.488	05/29/25	15,240,538
113,425,200	4.498	05/29/25	110,991,611
40,154,200	4.004	08/07/25	38,993,580
7,833,500	4.026	08/07/25	7,607,080
4,700,100	4.037	08/07/25	4,564,248
2,313,900	4.041	08/07/25	2,247,019
4,700,100	4.063	08/07/25	4,564,248
31,979,000	4.069	08/07/25	31,054,677
13,975,700	4.404	08/07/25	13,571,745
34,187,000	4.418	08/07/25	33,198,856
2,521,600	4.447	08/07/25	2,448,715
154,073,300	4.455	08/07/25	149,619,954
1,430,500	4.457	08/07/25	1,389,153
1,556,600	4.460	08/07/25	1,511,608
73,169,300	4.466	08/07/25	71,054,409
54,142,200	4.482	08/07/25	52,577,270
9,590,900	4.483	08/07/25	9,313,684
12,164,400	4.494	08/07/25	11,812,799
1,546,900	4.495	08/07/25	1,502,188
30,938,400	4.503	08/07/25	30,044,154

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Treasury Obligations – (continued)

$46,407,600	4.514%		08/07/25	$45,066,231
1,178,400	4.535		08/07/25	1,144,339
95,754,400	4.553		08/07/25	92,986,708
17,187,000	4.311		09/04/25	16,644,798
66,230,700	4.274		10/02/25	63,959,437
24,785,100	4.285		10/02/25	23,935,139
12,929,800	4.279		10/30/25	12,440,327
21,262,400	4.290		10/30/25	20,457,486
15,516,000	4.296		10/30/25	14,928,623
23,944,400	4.302		10/30/25	23,037,955
6,225,500	4.314		10/30/25	5,989,826
4,788,800	4.317		10/30/25	4,607,514
38,380,900	4.320		10/30/25	36,927,944
31,197,600	4.326		10/30/25	30,016,577
360,100,600	4.337		10/30/25	346,468,551
163,036,900	4.436		11/28/25	156,167,702
United States Treasury Floating Rate Note
4,901,600	5.102		02/28/25	4,855,159
10,216,800	4.330		05/15/25	10,112,779
8,530,900	4.416		05/15/25	8,467,779
20,809,700	4.424		05/15/25	20,597,828
73,411,800	4.429		05/15/25	72,664,365
21,289,200	4.439		05/15/25	21,072,446
10,404,900	4.449		05/15/25	10,298,964
15,290,400	4.330		06/30/25	15,315,422
9,174,200	4.345		06/30/25	9,189,213
4,671,400	4.315		07/31/25	4,662,649
62,535,500	5.075		07/31/25	60,611,820
65,541,200	5.096		07/31/25	65,418,425
4,623,400	4.289		08/15/25	4,582,913
92,338,700	4.296		08/15/25	90,870,976
15,571,200	4.299		08/15/25	15,434,844
9,324,800	4.391		08/15/25	9,176,582
6,216,500	4.394		08/15/25	6,162,062
9,461,600	4.456		08/15/25	9,311,208
35,589,300	4.460		08/15/25	35,277,646
47,479,800	4.391		11/30/25	47,701,231
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY +0.125%)
317,268,800	4.594	(b)	07/31/25	317,152,930
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY +0.150%)
273,128,600	4.614	(b)	04/30/26	273,094,524
39,757,400	4.617	(b)	04/30/26	39,752,440
34,621,800	4.618	(b)	04/30/26	34,617,480
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY +0.169%)
488,251,200	4.631	(b)	04/30/25	488,281,440
76,646,000	4.632	(b)	04/30/25	76,650,747
499,913,800	4.634	(b)	04/30/25	499,944,762
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY +0.170%)
705,086,100	4.641	(b)	10/31/25	704,576,145
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY +0.182%)
3,173,700	4.647	(b)	07/31/26	3,169,731
22,705,400	4.648	(b)	07/31/26	22,677,004
457,500,000	4.653	(b)	07/31/26	456,927,841

The accompanying notes are an integral part of these financial statements.	25

GOLDMAN SACHS FINANCIAL SQUARE TREASURY OBLIGATIONS FUND

Schedule of Investments (continued) November 30, 2024

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Treasury Obligations – (continued)

United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.200%)
$430,433,000	4.664	%(b)	01/31/25	$430,433,000
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.205%)
899,680,100	4.666	(b)	10/31/26	899,960,102
17,323,600	4.668	(b)	10/31/26	17,328,991
1,016,626,900	4.669	(b)	10/31/26	1,016,943,299
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.245%)
877,172,800	4.705	(b)	01/31/26	877,552,472
249,535,800	4.706	(b)	01/31/26	249,643,808
25,861,000	4.707	(b)	01/31/26	25,872,193
360,528,100	4.709	(b)	01/31/26	360,684,150

TOTAL U.S. TREASURY OBLIGATIONS				$23,176,541,260

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS				$23,176,541,260

Repurchase Agreements(c) – 51.7%

Barclays Bank PLC
25,000,000	4.580		12/02/24	$25,000,000
Maturity Value: $25,009,542

Collateralized by U.S. Treasury Notes, 0.750% to 4.625%, due 01/31/28 to 04/30/29 and a U.S. Treasury Principal-Only Stripped Security, 0.000%, due 11/15/44. The aggregate market value of the collateral, including accrued interest, was $25,509,797.

144,000,000	4.560	(d)	01/09/25	$144,000,000
Maturity Value: $145,787,520
Settlement Date: 10/03/24

Collateralized by a U.S. Treasury Bill, 0.000%, due 12/24/24, a U.S. Treasury Bond, 2.500%, due 05/15/46, U.S. Treasury Interest- Only Stripped Securities, 0.000%, due 08/15/28 to 02/15/51 and U.S. Treasury Notes, 1.625% to 2.875%, due 02/28/25 to 11/30/26. The aggregate market value of the collateral, including accrued interest, was $147,409,773.

143,000,000	4.560	(d)	02/03/25	$143,000,000
Maturity Value: $146,350,968
Settlement Date: 08/02/24

Collateralized by a U.S. Treasury Bill, 0.000%, due 12/31/24, a U.S. Treasury Interest-Only Stripped Security, 0.000%, due 05/15/27 and U.S. Treasury Notes, 2.250% to 4.125%, due 03/31/26 to 01/31/31. The aggregate market value of the collateral, including accrued interest, was $145,915,476.

BNP Paribas
700,000,000	4.580		12/02/24	$700,000,000
Maturity Value: $700,267,167

Collateralized by a U.S. Treasury Bill, 0.000%, due 12/24/24, a U.S. Treasury Bond, 3.125%, due 05/15/48, U.S. Treasury Inflation- Indexed Notes, 0.125% to 2.375%, due 01/15/25 to 04/15/29, a U.S. Treasury Interest-Only Stripped Security, 0.000%, due 05/15/31 and U.S. Treasury Notes, 1.250% to 4.250%, due 04/30/25 to 07/31/31. The aggregate market value of the collateral, including accrued interest, was $714,000,039.

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)

BNP Paribas – (continued)
$500,000,000	5.250	%(d)	12/31/24	$500,000,000
Maturity Value: $513,197,914
Settlement Date: 07/03/24

Collateralized by a U.S. Treasury Bond, 2.875%, due 05/15/52, U.S. Treasury Inflation-Indexed Bonds, 0.125% to 2.125%, due 02/15/40 to 02/15/52, U.S. Treasury Inflation-Indexed Notes, 0.875% to 1.625%, due 10/15/27 to 01/15/29 and U.S. Treasury Notes, 1.125% to 4.625%, due 02/15/26 to 08/31/31. The aggregate market value of the collateral, including accrued interest, was $510,000,062.

150,000,000	4.600	(d)	01/27/25	$150,000,000
Maturity Value: $151,801,667
Settlement Date: 10/25/24

Collateralized by a U.S. Treasury Inflation-Indexed Note, 0.375%, due 07/15/25, a U.S. Treasury Interest-Only Stripped Security, 0.000%, due 08/15/32, U.S. Treasury Notes, 1.125% to 4.625%, due 09/15/26 to 04/30/29 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 05/15/40 to 11/15/45. The aggregate market value of the collateral, including accrued interest, was $153,000,011.

100,000,000	5.100	(d)	02/28/25	$100,000,000
Maturity Value: $105,170,834
Settlement Date: 02/29/24

Collateralized by a U.S. Treasury Bill, 0.000%, due 01/09/25, a U.S. Treasury Inflation-Indexed Bond, 2.125%, due 02/15/40, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 05/15/34 to 02/15/44, U.S. Treasury Notes, 0.750% to 1.500%, due 01/31/28 to 02/15/30 and a U.S. Treasury Principal-Only Stripped Security, 0.000%, due 05/15/47. The aggregate market value of the collateral, including accrued interest, was $102,000,002.

180,000,000	5.020	(d)	03/07/25	$180,000,000
Maturity Value: $189,161,497
Settlement Date: 03/07/24

Collateralized by a U.S. Treasury Bond, 2.000%, due 02/15/50, a U.S. Treasury Inflation-Indexed Bond, 1.000%, due 02/15/49, U.S. Treasury Inflation-Indexed Notes, 0.125% to 0.500%, due 01/15/28 to 01/15/30, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 05/15/25 to 08/15/38, U.S. Treasury Notes, 1.125% to 3.625%, due 07/31/26 to 09/30/31 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 11/15/39 to 05/15/45. The aggregate market value of the collateral, including accrued interest, was $183,600,001.

350,000,000	4.500	(d)	03/18/25	$350,000,000
Maturity Value: $355,250,000
Settlement Date: 11/18/24

Collateralized by U.S. Treasury Bills, 0.000%, due 01/16/25 to 05/08/25, U.S. Treasury Inflation-Indexed Bonds, 0.750% to 2.500%, due 01/15/29 to 02/15/45, U.S. Treasury Inflation- Indexed Notes, 0.125% to 1.625%, due 04/15/26 to 01/15/31, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 02/15/25 to 08/15/51, U.S. Treasury Notes, 0.000% to 3.625%, due 11/30/24 to 09/30/31 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 11/15/39 to 11/15/52. The aggregate market value of the collateral, including accrued interest, was $357,000,008.

26	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FINANCIAL SQUARE TREASURY OBLIGATIONS FUND

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)

BNP Paribas – (continued)
$186,000,000	4.510	%(d)	03/21/25	$186,000,000
Maturity Value: $188,796,200
Settlement Date: 11/21/24

Collateralized by a U.S. Treasury Inflation-Indexed Note, 0.375%, due 01/15/27 and U.S. Treasury Notes, 1.125% to 4.875%, due 05/31/26 to 05/15/32. The aggregate market value of the collateral, including accrued interest, was $189,720,022.

217,000,000	4.500	(d)	03/24/25	$217,000,000
Maturity Value: $220,309,250
Settlement Date: 11/22/24

Collateralized by a U.S. Treasury Bill, 0.000%, due 01/30/25, a U.S. Treasury Floating Rate Note, 4.664%, due 01/31/25, U.S. Treasury Inflation-Indexed Notes, 0.125% to 1.375%, due 07/15/31 to 07/15/33, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 02/15/25 to 08/15/51, U.S. Treasury Notes, 1.125% to 4.250%, due 12/31/25 to 08/31/28 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 05/15/40 to 11/15/52. The aggregate market value of the collateral, including accrued interest, was $221,340,024.

145,000,000	4.440	(d)	04/07/25	$145,000,000
Maturity Value: $148,254,766
Settlement Date: 10/07/24

Collateralized by a U.S. Treasury Bond, 2.000%, due 02/15/50, a U.S. Treasury Floating Rate Note, 4.709%, due 01/31/26, U.S. Treasury Inflation-Indexed Notes, 0.125% to 1.750%, due 01/15/29 to 01/15/34, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 11/15/33 to 02/15/47, U.S. Treasury Notes, 1.125% to 4.250%, due 12/31/25 to 08/31/28 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 05/15/40 to 02/15/46. The aggregate market value of the collateral, including accrued interest, was $147,900,098.

145,000,000	4.416	(d)	04/08/25	$145,000,000
Maturity Value: $148,237,462
Settlement Date: 10/08/24

Collateralized by a U.S. Treasury Bill, 0.000%, due 12/24/24, U.S. Treasury Bonds, 1.125% to 2.875%, due 05/15/40 to 08/15/45, a U.S. Treasury Inflation-Indexed Bond, 0.750%, due 02/15/45, a U.S. Treasury Inflation-Indexed Note, 0.375%, due 07/15/25, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 02/15/45 to 08/15/51 and U.S. Treasury Notes, 1.250% to 4.875%, due 06/30/25 to 05/15/33. The aggregate market value of the collateral, including accrued interest, was $147,900,004.

141,000,000	4.490	(d)	04/17/25	$141,000,000
Maturity Value: $144,183,035
Settlement Date: 10/18/24

Collateralized by U.S. Treasury Bonds, 1.375% to 4.750%, due 08/15/50 to 11/15/53, a U.S. Treasury Inflation-Indexed Bond, 1.375%, due 02/15/44, U.S. Treasury Inflation-Indexed Notes, 0.125% to 2.125%, due 01/15/29 to 01/15/30, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 02/15/34 to 11/15/39 and U.S. Treasury Notes, 1.250% to 4.375%, due 07/31/26 to 07/31/29. The aggregate market value of the collateral, including accrued interest, was $143,819,999.

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)

BofA Securities, Inc.
$100,000,000	4.530%		12/02/24	$100,000,000
Maturity Value: $100,037,750

Collateralized by a U.S. Treasury Bond, 4.625%, due 05/15/44, U.S. Treasury Notes, 1.125% to 4.000%, due 02/28/25 to 08/15/34 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 01/31/27 to 05/15/49. The aggregate market value of the collateral, including accrued interest, was $101,999,999.

700,000,000	4.580	(d)	01/27/25	$700,000,000
Maturity Value: $719,057,886
Settlement Date: 06/27/24

Collateralized by U.S. Treasury Inflation-Indexed Bonds, 2.000% to 2.375%, due 01/15/25 to 01/15/26 and U.S. Treasury Notes, 0.625% to 4.625%, due 02/28/25 to 03/31/31. The aggregate market value of the collateral, including accrued interest, was $714,000,025.

Citigroup Global Markets, Inc.
950,000,000	4.580		12/02/24	$950,000,000
Maturity Value: $950,362,583
Collateralized by U.S. Treasury Notes, 2.875% to 4.625%, due 04/30/29 to 09/30/29. The aggregate market value of the collateral, including accrued interest, was $969,000,100.
4,100,000,000	4.580		12/02/24	$4,100,000,000
Maturity Value: $4,101,564,833

Collateralized by a U.S. Treasury Bond, 5.250%, due 11/15/28, a U.S. Treasury Inflation-Indexed Bond, 3.875%, due 04/15/29, a U.S. Treasury Inflation-Indexed Note, 2.125%, due 04/15/29 and U.S. Treasury Notes, 1.500% to 4.625%, due 03/31/26 to 08/31/29. The aggregate market value of the collateral, including accrued interest, was $4,182,000,034.

825,000,000	4.580	(d)	01/15/25	$825,000,000
Maturity Value: $835,810,707
Settlement Date: 10/04/24

Collateralized by a U.S. Treasury Floating Rate Note, 4.614%, due 04/30/26 and U.S. Treasury Notes, 0.750% to 4.875%, due 03/31/26 to 05/31/26. The aggregate market value of the collateral, including accrued interest, was $841,500,048.

250,000,000	5.120		01/28/25	$250,000,000
Maturity Value: $256,364,445
Settlement Date: 08/02/24

Collateralized by U.S. Treasury Bills, 0.000%, due 12/03/24 to 12/12/24, U.S. Treasury Bonds, 3.625% to 4.750%, due 05/15/53 to 11/15/53 and a U.S. Treasury Note, 4.500%, due 03/31/26. The aggregate market value of the collateral, including accrued interest, was $255,000,049.

250,000,000	5.130		01/28/25	$250,000,000
Maturity Value: $256,376,875
Settlement Date: 08/02/24

Collateralized by U.S. Treasury Bills, 0.000%, due 12/03/24 to 12/31/24, a U.S. Treasury Bond, 4.750%, due 11/15/53 and U.S. Treasury Notes, 1.625% to 3.500%, due 05/15/31 to 02/15/33. The aggregate market value of the collateral, including accrued interest, was $255,000,084.

The accompanying notes are an integral part of these financial statements.	27

GOLDMAN SACHS FINANCIAL SQUARE TREASURY OBLIGATIONS FUND

Schedule of Investments (continued) November 30, 2024

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)

Citigroup Global Markets, Inc. – (continued)
$125,000,000	4.480%		05/05/25	$125,000,000
Maturity Value: $127,831,111
Settlement Date: 11/04/24

Collateralized by U.S. Treasury Bills, 0.000%, due 12/17/24 to 01/09/25 and a U.S. Treasury Note, 4.500%, due 03/31/26. The aggregate market value of the collateral, including accrued interest, was $127,500,079.

150,000,000	4.480		05/08/25	$150,000,000
Maturity Value: $153,397,333
Settlement Date: 11/07/24

Collateralized by U.S. Treasury Bills, 0.000%, due 12/26/24 to 01/23/25 and a U.S. Treasury Note, 4.500%, due 03/31/26. The aggregate market value of the collateral, including accrued interest, was $153,000,004.

125,000,000	4.500		05/13/25	$125,000,000
Maturity Value: $127,828,125
Settlement Date: 11/13/24

Collateralized by U.S. Treasury Bills, 0.000%, due 01/09/25 to 02/06/25 and a U.S. Treasury Note, 4.500%, due 03/31/26. The aggregate market value of the collateral, including accrued interest, was $127,500,063.

Credit Agricole Corporate and Investment Bank
100,000,000	4.530		12/02/24	$100,000,000
Maturity Value: $100,037,750
Collateralized by U.S. Treasury Notes, 0.750% to 4.375%, due 04/30/26 to 03/31/31. The aggregate market value of the collateral, including accrued interest, was $102,000,086.
138,000,000	4.570	(d)	01/17/25	$138,000,000
Maturity Value: $141,100,744
Settlement Date: 07/24/24
Collateralized by U.S. Treasury Notes, 0.375% to 4.500%, due 01/31/26 to 11/15/33. The aggregate market value of the collateral, including accrued interest, was $140,760,001.
145,000,000	4.570	(d)	01/17/25	$145,000,000
Maturity Value: $148,165,993
Settlement Date: 07/29/24
Collateralized by U.S. Treasury Notes, 0.375% to 4.875%, due 01/31/26 to 11/15/33. The aggregate market value of the collateral, including accrued interest, was $147,900,050.
290,000,000	4.570	(d)	01/17/25	$290,000,000
Maturity Value: $296,331,987
Settlement Date: 07/29/24
Collateralized by U.S. Treasury Notes, 2.375% to 5.000%, due 08/31/25 to 08/15/34. The aggregate market value of the collateral, including accrued interest, was $295,800,081.
290,000,000	4.570	(d)	01/17/25	$290,000,000
Maturity Value: $296,700,125
Settlement Date: 07/19/24
Collateralized by U.S. Treasury Notes, 2.375% to 5.000%, due 08/31/25 to 08/15/34. The aggregate market value of the collateral, including accrued interest, was $295,800,081.
108,000,000	4.570	(d)	03/17/25	$108,000,000
Maturity Value: $110,083,919
Settlement Date: 10/16/24
Collateralized by U.S. Treasury Notes, 0.750% to 4.375%, due 04/30/26 to 03/31/31. The aggregate market value of the collateral, including accrued interest, was $110,160,062.

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)

Credit Agricole Corporate and Investment Bank – (continued)
$145,000,000	4.570	%(d)	03/27/25	$145,000,000
Maturity Value: $148,368,470
Settlement Date: 09/25/24
Collateralized by U.S. Treasury Notes, 0.375% to 4.500%, due 01/31/26 to 11/15/33. The aggregate market value of the collateral, including accrued interest, was $ 147,900,089.

Daiwa Capital Markets America, Inc.
185,382,353	4.600		12/02/24	$185,382,353
Maturity Value: $185,453,416
Collateralized by a U.S. Treasury Note, 0.750%, due 03/31/26. The market value of the collateral, including accrued interest, was $189,090,000.

Deutsche Bank Securities, Inc.
300,000,000	4.560		12/02/24	$300,000,000
Maturity Value: $300,114,000
Collateralized by U.S. Treasury Notes, 4.250% to 4.625%, due 09/30/28 to 11/15/34. The aggregate market value of the collateral, including accrued interest, was $ 306,000,069.

Federal Reserve Bank of New York
55,000,000	4.550		12/02/24	$55,000,000
Maturity Value: $55,020,854
Collateralized by a U.S. Treasury Note, 1.375%, due 11/15/31. The market value of the collateral, including accrued interest, was $55,020,867.

Fixed Income Clearing Corporation / Bank of New York Mellon (The)
250,000,000	4.590		12/02/24	$250,000,000
Maturity Value: $250,095,625

Collateralized by U.S. Treasury Bonds, 1.125% to 2.875%, due 05/15/40 to 05/15/49, a U.S. Treasury Inflation-Indexed Note, 0.125%, due 07/15/26 and U.S. Treasury Notes, 0.625% to 4.875%, due 04/30/26 to 05/15/33. The aggregate market value of the collateral, including accrued interest, was $255,000,062.

Fixed Income Clearing Corporation / Northern Trust Company (The)
400,000,000	4.580		12/02/24	$400,000,000
Maturity Value: $400,152,667
Collateralized by U.S. Treasury Bonds, 0.000%, due 12/24/24 to 03/25/25. The aggregate market value of the collateral, including accrued interest, was $408,000,000.
1,700,000,000	4.590		12/02/24	$1,700,000,000
Maturity Value: $1,700,650,250
Collateralized by U.S. Treasury Bonds, 0.625% to 4.625%, due 08/31/29 to 09/30/30. The aggregate market value of the collateral, including accrued interest, was $1,734,000,000.

Fixed Income Clearing Corporation / State Street Bank and Trust Company
200,000,000	4.590		12/02/24	$200,000,000
Maturity Value: $200,076,500

Collateralized by a U.S. Treasury Note, 2.875%, due 05/15/49 and a U.S. Treasury Principal-Only Stripped Security, 1.375%, due 08/15/50. The aggregate market value of the collateral, including accrued interest, was $204,000,000.

28	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FINANCIAL SQUARE TREASURY OBLIGATIONS FUND

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)

Fixed Income Clearing Corporation / State Street Bank and Trust Company – (continued)
$4,750,000,000	4.590%		12/02/24	$4,750,000,000
Maturity Value: $4,751,816,875

Collateralized by U.S. Treasury Bonds, 3.500% to 3.625%, due 03/31/28 to 04/30/28 and U.S. Treasury Notes, 0.750% to 4.000%, due 04/15/28 to 07/15/28. The aggregate market value of the collateral, including accrued interest, was $4,845,000,000.

HSBC Bank PLC
558,000,000	4.580		12/09/24	$558,000,000
Maturity Value: $561,194,549
Settlement Date: 10/25/24

Collateralized by U.S. Treasury Bonds, 1.125% to 3.625%, due 08/15/40 to 11/15/51, U.S. Treasury Inflation-Indexed Notes, 0.125% to 1.625%, due 01/15/25 to 07/15/33 and U.S. Treasury Notes, 0.625% to 4.375%, due 01/31/26 to 08/15/32. The aggregate market value of the collateral, including accrued interest, was $575,104,555.

HSBC Securities (USA), Inc.
200,000,000	4.580		12/02/24	$200,000,000
Maturity Value: $200,076,333

Collateralized by a U.S. Treasury Floating Rate Note, 4.633%, due 04/30/25, a U.S. Treasury Inflation-Indexed Bond, 1.375%, due 02/15/44, a U.S. Treasury Inflation-Indexed Note, 0.500%, due 01/15/28, a U.S. Treasury Interest-Only Stripped Security, 0.000%, due 11/15/29, U.S. Treasury Notes, 0.875% to 4.500%, due 01/31/25 to 09/15/27 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 05/15/25 to 08/15/25. The aggregate market value of the collateral, including accrued interest, was $204,077,860.

377,000,000	4.570		12/09/24	$377,000,000
Maturity Value: $379,201,470
Settlement Date: 10/24/24

Collateralized by a U.S. Treasury Inflation-Indexed Bond, 3.875%, due 04/15/29, U.S. Treasury Notes, 1.250% to 4.625%, due 02/15/26 to 06/30/31 and a U.S. Treasury Principal-Only Stripped Security, 0.000%, due 05/15/40. The aggregate market value of the collateral, including accrued interest, was $384,686,501.

J.P. Morgan Securities LLC
250,000,000	4.590	(d)	01/10/25	$250,000,000
Maturity Value: $255,865,000
Settlement Date: 07/10/24

Collateralized by a U.S. Treasury Inflation-Indexed Note, 0.625%, due 01/15/26, a U.S. Treasury Interest-Only Stripped Security, 0.000%, due 02/15/29 and U.S. Treasury Notes, 2.500% to 4.000%, due 05/15/26 to 07/31/29. The aggregate market value of the collateral, including accrued interest, was $256,030,202.

Joint Account I
1,300,000,000	4.580		12/02/24	$1,300,000,000
Maturity Value: $1,300,496,167

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)

MUFG Securities Americas, Inc.
$250,000,000	5.240%	12/31/24	$250,000,000
Maturity Value: $255,822,222
Settlement Date: 07/24/24
Collateralized by U.S. Treasury Notes, 1.375% to 3.875%, due 10/15/27 to 11/15/31. The aggregate market value of the collateral, including accrued interest, was $255,000,031.

Nomura Securities International, Inc.
185,000,000	4.580	12/02/24	$185,000,000
Maturity Value: $185,070,608

Collateralized by a U.S. Treasury Bill, 0.000%, due 04/24/25, U.S. Treasury Bonds, 3.375% to 6.750%, due 08/15/26 to 05/15/44, a U.S. Treasury Floating Rate Note, 4.589%, due 07/31/25, a U.S. Treasury Inflation-Indexed Note, 0.750%, due 07/15/28 and U.S. Treasury Notes, 0.625% to 5.000%, due 12/15/24 to 03/31/30. The aggregate market value of the collateral, including accrued interest, was $188,700,744.

Norinchukin Bank (The)
70,000,000	4.580	12/02/24	$70,000,000
Maturity Value: $70,026,717

Collateralized by a U.S. Treasury Bond, 3.875%, due 02/15/43 and U.S. Treasury Notes, 2.875% to 3.375%, due 05/15/32 to 05/15/33. The aggregate market value of the collateral, including accrued interest, was $71,400,014.

Prudential Insurance Company of America (The)
10,885,000	4.610	12/02/24	$10,885,000
Maturity Value: $10,889,182
Collateralized by a U.S. Treasury Note, 2.875%, due 05/15/43. The market value of the collateral, including accrued interest, was $11,102,700.
18,827,500	4.610	12/02/24	$18,827,500
Maturity Value: $18,834,733
Collateralized by a U.S. Treasury Note, 0.000%, due 08/15/37. The market value of the collateral, including accrued interest, was $19,204,050.
20,875,000	4.610	12/02/24	$20,875,000
Maturity Value: $20,883,019
Collateralized by a U.S. Treasury Note, 0.000%, due 11/15/43. The market value of the collateral, including accrued interest, was $21,292,500.
21,393,750	4.610	12/02/24	$21,393,750
Maturity Value: $21,401,969
Collateralized by a U.S. Treasury Note, 0.000%, due 08/15/35. The market value of the collateral, including accrued interest, was $21,821,625.
72,000,000	4.610	12/02/24	$72,000,000
Maturity Value: $72,027,660
Collateralized by a U.S. Treasury Note, 2.500%, due 02/15/45. The market value of the collateral, including accrued interest, was $73,440,000.

The accompanying notes are an integral part of these financial statements.	29

GOLDMAN SACHS FINANCIAL SQUARE TREASURY OBLIGATIONS FUND

Schedule of Investments (continued) November 30, 2024

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)

RBC Dominion Securities Inc.
$100,000,000	4.500%	12/02/24	$100,000,000
Maturity Value: $100,037,500
Collateralized by a U.S. Treasury Bill, 0.000%, due 12/26/24. The market value of the collateral, including accrued interest, was $102,000,001.

TOTAL REPURCHASE AGREEMENTS			$23,191,363,603

TOTAL INVESTMENTS - 103.5%			$46,367,904,863

LIABILITIES IN EXCESS OF OTHER ASSETS - (3.5)%			(1,546,827,541)

NET ASSETS - 100.0%			$44,821,077,322

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	All or a portion represents a forward commitment.
(b)	Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on November 30, 2024.
(c)	Unless noted, all repurchase agreements were entered into on November 30, 2024. Additional information on Joint Repurchase Agreement Account I appears in the Additional Investment Information section.
(d)	The instrument is subject to a demand feature.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, the date of the next interest rate reset for variable rate securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
MMY	—Money Market Yield
PLC	—Public Limited Company
T-Bill	—Treasury Bill

30	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FINANCIAL SQUARE TREASURY SOLUTIONS FUND

Schedule of Investments November 30, 2024

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Treasury Obligations – 61.8%

U.S. Treasury Floating Rate Note
$7,039,800	4.439%		05/15/25	$6,968,125
3,440,600	4.449		05/15/25	3,405,570
3,168,600	4.330		06/30/25	3,173,785
1,901,200	4.345		06/30/25	1,904,311
1,053,000	4.315		07/31/25	1,050,901
34,249,700	4.987		07/31/25	33,209,769
44,958,200	4.989		07/31/25	43,593,124
24,937,800	5.075		07/31/25	24,180,608
23,699,500	5.096		07/31/25	23,652,253
33,389,300	4.296		08/15/25	32,859,230
2,102,000	4.391		08/15/25	2,068,630
3,309,300	4.456		08/15/25	3,256,763
12,447,700	4.460		08/15/25	12,337,447
15,459,500	4.391		11/30/25	15,531,598

U.S. Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.150%)
184,969,700	4.614	(a)	04/30/26	184,961,408
13,357,200	4.617	(a)	04/30/26	13,356,601
10,861,400	4.618	(a)	04/30/26	10,860,913

U.S. Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.169%)
176,895,500	4.631	(a)	04/30/25	176,906,099
23,841,200	4.632	(a)	04/30/25	23,842,629
188,573,000	4.634	(a)	04/30/25	188,584,299

U.S. Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.170%)
106,720,200	4.634	(a)	10/31/25	106,666,595
242,660,000	4.641	(a)	10/31/25	242,538,112

U.S. Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.182%)
1,022,300	4.647	(a)	07/31/26	1,021,036
11,714,200	4.648	(a)	07/31/26	11,699,717
172,500,000	4.653	(a)	07/31/26	172,286,721

U.S. Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.200%)
142,314,700	4.664	(a)	01/31/25	142,314,700

U.S. Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.205%)
148,412,900	4.669	(a)	10/31/26	148,475,487

U.S. Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.245%)
9,584,500	4.707	(a)	01/31/26	9,588,728
91,971,500	4.709	(a)	01/31/26	92,012,068

U.S. Treasury Floating Rate Note (3M USD T-Bill + 0.125%)
102,820,100	4.472	(a)	07/31/25	102,782,549

United States Treasury Bills
59,148,800	4.643		12/26/24	58,961,795
70,240,200	4.656		12/26/24	70,018,128
6,607,700	4.598		12/31/24	6,583,852
42,782,600	4.608		12/31/24	42,628,192
265,346,300	4.613		12/31/24	264,388,634
32,261,500	4.619		12/31/24	32,145,064
6,452,300	4.624		12/31/24	6,429,013
32,575,500	4.629		12/31/24	32,457,931
31,216,700	4.634		12/31/24	31,104,035
24,021,500	4.637	(b)	12/31/24	23,934,804
898,078,200	4.642	(b)	12/31/24	894,836,929
78,537,800	4.579		01/02/25	78,223,916
3,767,000	4.604		01/02/25	3,751,945
73,452,100	4.622		01/02/25	73,158,541
54,113,800	4.628		01/02/25	53,897,529
68,232,300	4.633		01/02/25	67,959,603
37,181,600	4.638		01/02/25	37,033,000
73,228,000	4.592		01/07/25	72,888,222
17,876,100	4.489		01/09/25	17,790,715

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Treasury Obligations – (continued)

$268,100	4.489%		01/09/25	$266,819
3,686,900	4.513		01/09/25	3,669,290
51,593,800	4.592	(b)	01/28/25	51,232,742
579,433,500	4.607	(b)	01/28/25	575,378,571
12,333,000	4.644		02/04/25	12,232,794
820,800	4.547		02/06/25	813,861
10,041,800	4.550		02/06/25	9,956,909
187,335,100	4.555		02/06/25	185,751,417
204,755,200	4.560		02/06/25	203,024,252
37,000	4.983		02/06/25	36,687
58,444,700	4.985		02/06/25	57,950,623
9,181,000	4.987		02/06/25	9,103,386
19,923,300	4.990		02/06/25	19,754,873
16,749,200	4.991		02/06/25	16,607,607
32,345,200	4.993		02/06/25	32,071,762
1,001,900	4.995		02/06/25	993,430
39,999,000	4.998		02/06/25	39,660,859
21,984,900	4.478		02/13/25	21,767,280
2,772,000	4.478		02/13/25	2,744,561
19,563,600	4.533		02/27/25	19,352,378
78,134,200	4.536		02/27/25	77,290,611
80,855,900	4.539		02/27/25	79,982,926
45,354,700	4.544		02/27/25	44,865,021
3,657,000	4.549		02/27/25	3,617,517
21,500	5.091		02/28/25	21,296
1,589,000	5.102		02/28/25	1,573,945
2,563,100	4.512		03/04/25	2,533,921
5,620,500	4.517		03/04/25	5,556,514
9,200,200	4.522		03/04/25	9,095,461
11,698,600	4.524		03/04/25	11,565,418
40,745,000	4.527		03/04/25	40,281,141
11,784,500	4.543		03/04/25	11,650,340
15,424,500	4.548		03/04/25	15,248,901
18,055,400	4.553		03/04/25	17,849,849
8,971,100	4.823		03/06/25	8,861,135
13,020,800	4.495		03/11/25	12,862,056
71,454,600	4.506		03/11/25	70,583,458
17,480,300	4.507		03/11/25	17,267,188
44,023,000	4.511		03/11/25	43,486,291
4,121,100	4.512		03/11/25	4,070,857
2,760,100	4.517		03/11/25	2,726,450
15,167,100	4.522		03/11/25	14,982,190
5,589,200	4.526		03/11/25	5,521,059
50,234,000	4.527		03/11/25	49,621,570
7,482,100	4.532		03/11/25	7,390,882
29,723,600	4.537		03/11/25	29,361,223
17,474,800	4.650		03/13/25	17,250,289
786,900	4.696		03/13/25	776,790
78,490,000	4.701		03/13/25	77,481,583
130,300	4.707		03/13/25	128,626
34,455,000	4.742		03/13/25	34,012,332
38,555,900	4.496		03/18/25	38,053,221
8,371,500	4.506		03/18/25	8,262,355
5,194,700	4.510		03/18/25	5,126,973
6,570,900	4.511		03/18/25	6,485,231
60,632,400	4.517		03/18/25	59,841,895
454,800	4.504		03/25/25	448,477
90,839,600	4.506		03/25/25	89,576,650
21,400,200	4.510		03/25/25	21,102,671

The accompanying notes are an integral part of these financial statements.	31

GOLDMAN SACHS FINANCIAL SQUARE TREASURY SOLUTIONS FUND

Schedule of Investments (continued) November 30, 2024

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Treasury Obligations– (continued)

$25,000,100	4.510%		03/25/25	$24,652,522
28,055,100	4.511		03/25/25	27,665,048
33,504,800	4.516		03/25/25	33,038,980
10,440,000	4.517		03/25/25	10,294,852
55,463,700	4.521		03/25/25	54,692,584
26,266,200	4.522		03/25/25	25,901,019
268,709,500	4.388		03/27/25	265,008,194
1,306,800	4.423		03/27/25	1,288,800
4,101,700	4.432		03/27/25	4,045,202
5,443,400	4.447		03/27/25	5,368,421
961,300	4.447		03/27/25	948,059
1,444,700	4.447		03/27/25	1,424,800
749,200	4.496	(b)	04/01/25	738,356
41,268,900	4.501	(b)	04/01/25	40,671,562
16,778,000	4.506	(b)	04/01/25	16,535,150
22,794,900	4.511	(b)	04/01/25	22,464,960
191,783,400	4.418		04/03/25	189,020,251
3,086,700	4.418		04/03/25	3,042,228
9,985,100	4.443		04/10/25	9,829,876
1,142,200	4.446		04/10/25	1,124,444
306,000	4.449		04/10/25	301,243
14,641,900	4.451		04/10/25	14,414,283
2,325,200	4.454		04/10/25	2,289,053
4,755,500	4.461		04/10/25	4,681,573
285,349,800	4.462		04/10/25	280,913,867
463,000	4.472		04/10/25	455,802
7,549,100	4.497		04/10/25	7,431,745
4,652,100	4.394		04/24/25	4,571,560
42,448,800	4.394		04/24/25	41,713,899
1,145,600	4.399		04/24/25	1,125,767
10,688,000	4.399		04/24/25	10,502,962
898,200	4.415		04/24/25	882,650
1,636,600	4.415		04/24/25	1,608,266
17,042,900	4.427		04/24/25	16,747,842
6,888,400	4.460		05/01/25	6,763,478
159,882,300	4.483		05/01/25	156,982,810
55,390,500	4.414		05/08/25	54,352,583
46,950,000	4.419		05/08/25	46,070,243
23,054,600	4.420		05/08/25	22,622,599
13,174,300	4.424		05/08/25	12,927,438
7,345,200	4.425		05/08/25	7,207,564
7,783,500	4.427		05/08/25	7,637,651
8,827,200	4.430		05/08/25	8,661,794
6,455,300	4.438		05/08/25	6,334,339
22,229,000	4.443		05/08/25	21,812,469
10,715,400	4.099		05/15/25	10,495,494
11,693,200	4.099		05/15/25	11,453,227
2,662,900	4.099		05/15/25	2,608,251
3,255,100	4.102		05/15/25	3,188,297
78,294,800	4.102		05/15/25	76,688,000
31,340,900	4.125		05/15/25	30,697,708
11,531,100	4.317		05/15/25	11,294,454
3,378,500	4.330		05/15/25	3,344,102
2,820,900	4.416		05/15/25	2,800,028
6,881,200	4.424		05/15/25	6,811,140
24,275,000	4.429		05/15/25	24,027,847
1,556,200	4.469		05/15/25	1,524,263
25,556,800	4.470		05/15/25	25,032,312
41,172,300	4.474		05/15/25	40,327,344

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

U.S. Treasury Obligations– (continued)

$5,653,600	4.475%	05/15/25	$5,537,574
4,418,000	4.476	05/15/25	4,327,332
42,042,500	4.479	05/15/25	41,179,685
3,124,600	4.488	05/15/25	3,060,476
8,137,800	4.492	05/15/25	7,970,792
21,349,900	5.221	05/15/25	20,911,748
20,373,800	5.222	05/15/25	19,955,680
13,432,900	5.260	05/15/25	13,157,224
6,716,500	5.263	05/15/25	6,578,661
13,432,900	5.266	05/15/25	13,157,224
10,297,400	5.284	05/15/25	10,086,072
1,178,100	4.458	05/22/25	1,153,806
18,398,300	4.462	05/22/25	18,018,897
1,324,500	4.463	05/22/25	1,297,187
96,175,800	4.467	05/22/25	94,192,499
6,302,000	4.468	05/22/25	6,172,043
6,022,000	4.475	05/22/25	5,897,817
14,648,100	4.477	05/22/25	14,346,032
484,500	4.480	05/22/25	474,509
2,861,700	4.486	05/22/25	2,802,687
778,100	4.488	05/22/25	762,054
17,097,300	4.491	05/22/25	16,744,726
10,474,600	4.496	05/22/25	10,258,597
14,263,500	4.459	05/29/25	13,957,476
6,654,300	4.459	05/29/25	6,511,532
2,513,100	4.467	05/29/25	2,459,181
9,691,500	4.469	05/29/25	9,483,568
5,078,000	4.488	05/29/25	4,969,051
36,757,600	4.498	05/29/25	35,968,964
7,436,400	3.964	08/07/25	7,220,934
1,623,300	3.964	08/07/25	1,576,266
974,000	3.978	08/07/25	945,779
765,100	3.986	08/07/25	742,932
974,000	4.000	08/07/25	945,779
7,035,500	4.016	08/07/25	6,831,650
37,748,200	4.029	08/07/25	36,654,465
6,371,100	4.065	08/07/25	6,186,501
379,000	4.076	08/07/25	368,019
7,580,000	4.120	08/07/25	7,360,373
11,369,900	4.147	08/07/25	11,040,463
754,800	4.162	08/07/25	732,930
23,460,000	4.178	08/07/25	22,780,258
6,368,700	4.404	08/07/25	6,184,170
8,375,900	4.418	08/07/25	8,133,212
4,199,400	4.447	08/07/25	4,077,724
1,174,800	4.457	08/07/25	1,140,761
1,384,800	4.460	08/07/25	1,344,676
17,926,600	4.466	08/07/25	17,407,186
13,264,900	4.482	08/07/25	12,880,556
2,349,800	4.483	08/07/25	2,281,716
1,042,200	4.289	08/15/25	1,032,969
3,510,000	4.299	08/15/25	3,478,911
1,401,300	4.394	08/15/25	1,388,888
4,446,400	4.311	09/04/25	4,306,128
7,420,300	4.214	10/02/25	7,166,765
16,139,600	4.244	10/02/25	15,588,146
5,586,800	4.246	10/02/25	5,395,912
4,140,600	4.321	10/30/25	3,983,850
6,809,100	4.361	10/30/25	6,551,329

32	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FINANCIAL SQUARE TREASURY SOLUTIONS FUND

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Treasury Obligations – (continued)

$4,968,900	4.366%		10/30/25	$4,780,793
7,668,100	4.376		10/30/25	7,377,810
1,993,700	4.382		10/30/25	1,918,225
1,533,600	4.390		10/30/25	1,475,543
12,291,000	4.390		10/30/25	11,825,702
9,990,700	4.390		10/30/25	9,612,484
116,684,400	4.393		10/30/25	112,267,103
52,567,700	4.436		11/28/25	50,352,597
United States Treasury Bills (3 Mo. U.S. T-Bill MMY + 0.205%)
292,752,400	4.666	(a)	10/31/26	292,875,857
5,089,000	4.668	(a)	10/31/26	5,091,146
United States Treasury Bills (3 Mo. U.S. T-Bill MMY + 0.245%)
220,786,100	4.705	(a)	01/31/26	220,883,487
123,325,300	4.706	(a)	01/31/26	123,379,698

TOTAL U.S. TREASURY OBLIGATIONS				$9,078,090,080

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS				$9,078,090,080

Repurchase Agreements(c) – 48.1%

Federal Reserve Bank of New York
7,057,000,000	4.550	(a)	12/02/24	$7,057,000,000
Maturity Value: $7,059,675,779
Collateralized by a U.S. Treasury Note, 1.500%, due 02/15/30. The market value of the collateral, including accrued interest, was $7,059,675,854.
TOTAL INVESTMENTS - 109.9%				$16,135,090,080

LIABILITIES IN EXCESS OF OTHER ASSETS - (9.9)%				(1,449,200,804)

NET ASSETS - 100.0%				$14,685,889,276

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)

Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on November 30, 2024.

(b)	All or a portion represents a forward commitment.
(c)	Unless noted, all repurchase agreements were entered into on November 30, 2024.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, the date of the next interest rate reset for variable rate securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
MMY	—Money Market Yield
T-Bill	—Treasury Bill

The accompanying notes are an integral part of these financial statements.	33

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Schedule of Investments (continued) November 30, 2024

ADDITIONAL INVESTMENT INFORMATION

JOINT REPURCHASE AGREEMENT ACCOUNT I—At November 30, 2024, certain Funds had undivided interests in the Joint Repurchase Agreement Account I with a maturity date of December 2, 2024, as follows:

Fund	Principal Amount	Maturity Value	Collateral Value Allocation

Financial Square Government	$1,300,000,000	$1,300,496,167	$1,326,136,319

Financial Square Treasury Obligations	1,300,000,000	1,300,496,167	1,326,136,319

REPURCHASE AGREEMENTS— At November 30, 2024, the Principal Amounts of certain Funds’ interest in the Joint Repurchase Agreement Account I were as follows:

Counterparty	Interest Rate	Financial Square Government	Financial Square Treasury Obligations

Bank of Nova Scotia (The)	4.580%	$350,000,000	$350,000,000

BNP Paribus	4.580	950,000,000	950,000,000

Total		$1,300,000,000	$1,300,000,000

At November 30, 2024, the Joint Repurchase Agreement Account I was fully collateralized by cash and:

Issuer	Interest Rate	Maturity Dates

U.S. Treasury Bills	–	12/03/24 to 10/02/25

U.S. Treasury Bonds	1.125% to 7.625	02/15/25 to 08/15/53

U.S. Treasury Inflation-Indexed Bonds	0.125 to 0.125	02/15/52 to 02/15/52

U.S. Treasury Inflation-Indexed Notes	0.125 to 2.125	07/15/25 to 07/15/34

U.S. Treasury Interest-Only Stripped Securities	–	11/15/28 to 08/15/51

U.S. Treasury Notes	0.250 to 4.875	12/15/24 to 05/15/34

U.S. Treasury Principal-Only Stripped Securities	–	02/15/36 to 11/15/53

JOINT REPURCHASE AGREEMENT ACCOUNT III—At November 30, 2024, certain Funds had undivided interests in the Joint Repurchase Agreement Account III with a maturity date of December 2, 2024, as follows:

Fund	Principal Amount	Maturity Value	Collateral Value Allocation

Financial Square Government	$2,880,200,000	$2,881,301,677	$2,966,594,081

REPURCHASE AGREEMENTS—At November 30, 2024, the Principal Amounts of certain Funds’ interest in the Joint Repurchase Agreement Account III were as follows:

Counterparty	Interest Rate	Financial Square Government

ABN Amro Bank N.V.	4.590%	$171,952,239

Bank of America, N.A.	4.590	644,820,895

Bank of Montreal	4.590	429,880,597

Credit Agricole Corporate and Investment Bank	4.590	773,785,075

Wells Fargo Securities, LLC	4.590	859,761,194

Total		$2,880,200,000

At November 30, 2024, the Joint Repurchase Agreement Account III was fully collateralized by cash and:

Issuer	Interest Rate	Maturity Dates

Federal Home Loan Mortgage Corp.	3.000% to 6.000%	06/01/51 to 12/01/54

Federal National Mortgage Association	2.000 to 7.000	07/01/33 to 09/01/61

Government National Mortgage Association	1.500 to 7.500	12/20/26 to 11/20/54

U.S. Treasury Notes	0.375 to 4.500	11/30/25 to 11/15/33

34	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Statements of Assets and Liabilities November 30, 2024

	Financial Square Federal Instruments Fund	Financial Square Government Fund	Financial Square Treasury Instruments Fund	Financial Square Treasury Obligations Fund

Assets:
Investments, at value (cost $7,111,777,777, $129,255,366,239, $93,672,193,414 and $23,176,541,260, respectively)	$7,111,777,777	$129,255,366,239	$93,672,193,414	$23,176,541,260
Repurchase agreements, at value (Cost $–, $130,627,595,445, $– and $23,191,363,603, respectively)	—	130,627,595,445	—	23,191,363,603
Cash	—	4,818,265,663	—	797,762,092
Receivables:
Investments sold	38,107,885	1,285,241,255	938,750,764	289,527,641
Interest	9,939,682	658,509,958	77,692,202	79,216,724
Fund shares sold	251,508	1,682,110,833	193,887,873	124,084,606
Other assets	530,072	921,859	436,653	387,425

Total assets	7,160,606,924	268,328,011,252	94,882,960,906	47,658,883,351

Liabilities:
Payables:
Investments purchased	257,745,586	3,778,745,247	938,205,200	2,728,596,376
Dividend distribution	5,911,093	503,774,294	151,023,775	94,220,045
Fund shares redeemed	743,287	74,468,659	15,328,582	9,264,986
Due to custodian	737,675	—	13,759,146	—
Management fees	540,907	18,396,709	7,398,037	3,513,524
Distribution and Service fees and Transfer Agency fees	119,657	5,148,137	2,276,857	1,710,196
Accrued expenses	128,986	3,153,599	1,506,660	500,902

Total liabilities	265,927,191	4,383,686,645	1,129,498,257	2,837,806,029

Net Assets:
Paid-in capital	6,893,897,483	263,922,533,273	93,744,567,652	44,814,971,484
Total distributable earnings	782,250	21,791,334	8,894,997	6,105,838

NET ASSETS	$6,894,679,733	$263,944,324,607	$93,753,462,649	$44,821,077,322

The accompanying notes are an integral part of these financial statements.	35

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Statements of Assets and Liabilities (continued) November 30, 2024

	Financial Square Federal Instruments Fund	Financial Square Government Fund	Financial Square Treasury Instruments Fund	Financial Square Treasury Obligations Fund
Net Assets:
Class A Shares	$—	$4,346,729,446	$—	$—
Class C Shares	—	4,648,415	—	—
Class D Shares	1,226,339	86,563,246	31,500,796	—
Institutional Shares	6,482,065,472	219,702,380,893	86,340,276,913	37,458,284,200
Capital Shares	58,164	3,764,795,898	1,054,741,034	1,433,494,050
Service Shares	27,105,448	1,333,375,739	2,048,742,810	1,728,728,911
Preferred Shares	140,080,828	1,971,950,766	80,799,004	832,274,025
Select Shares	—	1,136,816,860	357,644,232	373,803,447
Administration Shares	188,163,432	12,512,473,725	2,518,815,114	2,915,737,053
Cash Management Shares	55,980,050	638,454,573	55,281,524	29,690,673
Premier Shares	—	121,603,486	1,222,917,174	16,648,093
Resource Shares	—	10,428,740	—	32,416,870
Class R6 Shares	—	518,092,722	—	—
Drexel Hamilton Class Shares	—	11,749,434,515	—	—
Loop Class Shares	—	3,700,089,167	42,732,892	—
Seelaus Class Shares	—	2,346,486,416	11,156	—
Total Net Assets	$6,894,679,733	$263,944,324,607	$93,753,462,649	$44,821,077,322
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A Shares	—	4,346,374,217	—	—
Class C Shares	—	4,648,033	—	—
Class D Shares	1,226,204	86,556,029	31,497,655	—
Institutional Shares	6,481,333,407	219,684,230,554	86,332,080,258	37,453,103,379
Capital Shares	58,157	3,764,485,434	1,054,645,663	1,433,301,191
Service Shares	27,102,413	1,333,267,064	2,048,539,157	1,728,489,663
Preferred Shares	140,065,756	1,971,795,238	80,791,811	832,168,138
Select Shares	—	1,136,723,100	357,595,910	373,746,704
Administration Shares	188,142,808	12,511,472,915	2,518,583,356	2,915,417,938
Cash Management Shares	55,973,662	638,404,602	55,276,010	29,686,768
Premier Shares	—	121,593,185	1,222,820,302	16,645,796
Resource Shares	—	10,427,896	—	32,411,911
Class R6 Shares	—	518,049,555	—	—
Drexel Hamilton Class Shares	—	11,748,347,753	—	—
Loop Class Shares	—	3,699,848,693	42,728,903	—
Seelaus Class Shares	—	2,346,305,519	11,155	—
Net asset value, offering and redemption price per share:
Class A Shares	$—	$1.00	$—	$—
Class C Shares	—	1.00	—	—
Class D Shares	1.00	1.00	1.00	—
Institutional Shares	1.00	1.00	1.00	1.00
Capital Shares	1.00	1.00	1.00	1.00
Service Shares	1.00	1.00	1.00	1.00
Preferred Shares	1.00	1.00	1.00	1.00
Select Shares	—	1.00	1.00	1.00
Administration Shares	1.00	1.00	1.00	1.00
Cash Management Shares	1.00	1.00	1.00	1.00
Premier Shares	—	1.00	1.00	1.00
Resource Shares	—	1.00	—	1.00
Class R6 Shares	—	1.00	—	—
Drexel Hamilton Class Shares	—	1.00	—	—
Loop Class Shares	—	1.00	1.00	—
Seelaus Class Shares	—	1.00	1.00	—

36	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Statements of Assets and Liabilities (continued) November 30, 2024

Financial Square Treasury Solutions Fund

Assets:
Investments, at value (cost $9,078,090,080)	$9,078,090,080
Repurchase agreements, at value (Cost $7,057,000,000))	7,057,000,000
Cash	129,031,514
Receivables:
Investments sold	117,022,247
Fund shares sold	15,173,612
Interest	12,362,692
Other assets	128,927

Total assets	16,408,809,072

Liabilities:
Payables:
Investments purchased	1,701,364,929
Dividend distribution	17,702,836
Fund shares redeemed	1,897,796
Management fees	1,160,752
Distribution and Service fees and Transfer Agency fees	637,811
Accrued expenses	155,672

Total liabilities	1,722,919,796

Net Assets:
Paid-in capital	14,683,914,762
Total distributable earnings	1,974,514

NET ASSETS	$14,685,889,276

Net Assets:
Institutional Shares	$12,840,989,537
Capital Shares	156,600,288
Service Shares	440,946,854
Preferred Shares	53,668,166
Select Shares	8,852,193
Administration Shares	817,770,366
Cash Management Shares	264,893,055
Premier Shares	102,168,817
Total Net Assets	$14,685,889,276
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Institutional Shares	12,839,272,901
Capital Shares	156,577,408
Service Shares	440,884,913
Preferred Shares	53,660,478
Select Shares	8,851,014
Administration Shares	817,662,621
Cash Management Shares	264,850,434
Premier Shares	102,154,992
Net asset value, offering and redemption price per share:
Institutional Shares	$1.00
Capital Shares	1.00
Service Shares	1.00
Preferred Shares	1.00
Select Shares	1.00
Administration Shares	1.00
Cash Management Shares	1.00
Premier Shares	1.00

The accompanying notes are an integral part of these financial statements.	37

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Statements of Operations For the Year Ended November 30, 2024

	Financial Square Federal Instruments Fund	Financial Square Government Fund	Financial Square Treasury Instruments Fund	Financial Square Treasury Obligations Fund

Investment Income:

Interest income	$322,899,608	$12,396,367,981	$4,397,178,641	$2,226,217,350

Expenses:

Fund-Level Expenses:

Management fees	11,069,702	376,182,816	150,799,705	76,083,076

Transfer Agency fees	614,934	23,509,274	8,377,080	4,226,494

Registration fees	183,762	2,423,756	388,454	924,421

Custody, accounting and administrative services	180,029	6,785,618	2,395,973	1,184,412

Professional fees	103,024	113,908	220,436	93,055

Printing and mailing fees	85,788	2,656,312	1,222,519	193,321

Trustee fees	39,618	514,298	203,234	118,549

Other	142,244	1,357,822	649,386	366,621

Subtotal	12,419,101	413,543,804	164,256,787	83,189,949

Class Specific Expenses:

Administration Share fees	447,353	25,268,676	5,263,365	5,465,766

Service Share fees	175,637	6,902,571	6,602,715	7,999,524

Cash Management Share fees	142,308	2,975,938	195,118	105,550

Preferred Share fees	129,107	2,064,475	66,163	824,553

Distribution fees - Cash Management Shares	85,385	1,785,558	117,070	93,313

Capital Share fees	85	5,066,483	878,650	1,958,645

Distribution fees - Resource Shares	—	14,148	—	—

Select Share fees	—	334,208	129,578	34,066

Resource Share fees	—	47,159	—	99,941

Premier Share fees	—	413,240	3,019,664	52,046

Distribution and Service fees - Class A Shares	—	8,793,778	—	—

Distribution fees - Class C Shares	—	52,014	—	—

Total expenses	13,398,976	467,262,052	180,529,110	99,823,353

Less - expense reductions	—	(18,309)	—	—

Net expenses	13,398,976	467,243,743	180,529,110	99,823,353

NET INVESTMENT INCOME	$309,500,632	$11,929,124,238	$4,216,649,531	$2,126,393,997

Net realized gain from investment transactions	2,971,972	66,115,285	26,609,997	11,526,747

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$312,472,604	$11,995,239,523	$4,243,259,528	$2,137,920,744

38	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Statements of Operations (continued) For the Year Ended November 30, 2024

Financial Square Treasury Solutions Fund

Investment Income:

Interest income	$762,828,953

Expenses:

Fund-Level Expenses:

Management fees	26,105,956

Transfer Agency fees	1,450,212

Custody, accounting and administrative services	404,177

Registration fees	302,193

Printing and mailing fees	144,742

Professional fees	122,560

Trustee fees	59,049

Other	202,491

Subtotal	28,791,380

Class Specific Expenses:

Service Share fees	2,267,294

Administration Share fees	2,249,622

Cash Management Share fees	1,160,920

Distribution fees – Cash Management Shares	696,550

Premier Share fees	261,977

Capital Share fees	244,853

Preferred Share fees	57,990

Select Share fees	1,148

Total expenses	35,731,734

Less - expense reductions	—

NET INVESTMENT INCOME	$727,097,219

Net realized gain from investment transactions	4,319,986

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$731,417,205

The accompanying notes are an integral part of these financial statements.	39

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Statements of Changes in Net Assets November 30, 2024

	Financial Square Federal Instruments Fund		Financial Square Government Fund
	For the Fiscal Year Ended November 30, 2024	For the Fiscal Year Ended November 30, 2023	For the Fiscal Year Ended November 30, 2024	For the Fiscal Year Ended November 30, 2023

From operations:

Net investment income	$309,500,632	$250,692,032	$11,929,124,238	$12,123,976,591

Net realized gain (loss) from investment transactions	2,971,972	605,201	66,115,285	(4,044,388)

Net increase in net assets resulting from operations	312,472,604	251,297,233	11,995,239,523	12,119,932,203

Distributions to shareholders:

From distributable earnings:

Class A Shares	–	–	(170,717,165)	(72,685,018)

Class C Shares	–	–	(214,820)	(216,622)

Class D Shares	(65,062)	(391,869)	(4,774,141)	(3,619,247)

Institutional Shares	(293,772,553)	(235,326,812)	(10,200,051,897)	(10,522,118,650)

Capital Shares	(2,803)	(3,861)	(168,016,405)	(136,777,569)

Service Shares	(1,622,079)	(1,540,243)	(63,853,386)	(61,010,250)

Preferred Shares	(6,449,799)	(6,832,196)	(103,819,227)	(91,598,847)

Select Shares	–	(1,408)	(56,648,693)	(66,259,446)

Administration Shares	(8,673,411)	(6,378,524)	(491,332,579)	(429,061,209)

Cash Management Shares	(1,211,972)	(597,412)	(25,696,228)	(13,224,212)

Premier Shares	–	(1,371)	(5,639,585)	(7,728,220)

Resource Shares	–	–	(421,192)	(356,100)

Class R6 Shares	–	–	(22,641,792)	(14,094,386)

Drexel Hamilton Class Shares	–	–	(487,340,891)	(449,135,354)

Loop Class Shares	–	–	(123,987,023)	(176,056,718)

Seelaus Class Shares	–	–	(48,263,703)	(73,173,095)

Total distributions to shareholders	(311,797,679)	(251,073,696)	(11,973,418,727)	(12,117,114,943)

From share transactions:

Proceeds from sales of shares	14,049,554,425	15,977,811,218	1,926,484,939,957	1,939,531,164,447

Reinvestment of distributions	250,249,627	215,364,671	6,065,250,586	6,372,884,347

Cost of shares redeemed	(12,632,733,678)	(14,467,328,023)	(1,920,396,654,282)	(1,953,843,155,556)

Net increase (decrease) in net assets resulting from share transactions	1,667,070,374	1,725,847,866	12,153,536,261	(7,939,106,762)

TOTAL INCREASE (DECREASE)	1,667,745,299	1,726,071,403	12,175,357,057	(7,936,289,502)

Net Assets:

Beginning of year	$5,226,934,434	$3,500,863,031	$251,768,967,550	$259,705,257,052

End of year	$6,894,679,733	$5,226,934,434	$263,944,324,607	$251,768,967,550

40	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Statements of Changes in Net Assets (continued) November 30, 2024

	Financial Square Treasury Instruments Fund		Financial Square Treasury Obligations Fund
	For the Fiscal Year Ended November 30, 2024	For the Fiscal Year Ended November 30, 2023	For the Fiscal Year Ended November 30, 2024	For the Fiscal Year Ended November 30, 2023

From operations:

Net investment income	$4,216,649,531	$4,130,126,991	$2,126,393,997	$2,082,713,390

Net realized gain (loss) from investment transactions	26,609,997	(7,188,332)	11,526,747	4,239,329

Net increase in net assets resulting from operations	4,243,259,528	4,122,938,659	2,137,920,744	2,086,952,719

Distributions to shareholders:

From distributable earnings:

Class D Shares	(1,785,033)	(1,367,670)	–	–

Institutional Shares	(3,971,606,283)	(3,861,789,006)	(1,840,909,864)	(1,826,913,610)

Capital Shares	(28,684,223)	(41,430,892)	(64,374,620)	(41,696,476)

Service Shares	(59,786,879)	(29,943,775)	(73,328,182)	(67,464,668)

Preferred Shares	(3,279,846)	(4,182,906)	(41,188,617)	(45,884,337)

Select Shares	(21,739,352)	(20,706,162)	(5,624,363)	(5,859,394)

Administration Shares	(101,528,752)	(99,125,318)	(105,661,621)	(94,223,573)

Cash Management Shares	(1,652,764)	(1,291,142)	(898,421)	(908,816)

Premier Shares	(40,634,026)	(16,124,159)	(703,977)	(646,252)

Resource Shares	–	(26)	(875,533)	(742,723)

Loop Class Shares	(2,137,910)	(4,909,184)	–	–

Seelaus Class Shares	(654,525)	(27,100,254)	–	–

Total distributions to shareholders	(4,233,489,593)	(4,107,970,494)	(2,133,565,198)	(2,084,339,849)

From share transactions:

Proceeds from sales of shares	267,342,902,572	295,884,528,346	262,240,291,367	415,862,061,039

Reinvestment of distributions	2,486,395,452	2,396,101,440	971,913,553	944,233,062

Cost of shares redeemed	(259,967,824,245)	(311,373,669,749)	(268,758,449,637)	(410,533,964,153)

Net increase (decrease) in net assets resulting from share transactions	9,861,473,779	(13,093,039,963)	(5,546,244,717)	6,272,329,948

TOTAL INCREASE (DECREASE)	9,871,243,714	(13,078,071,798)	(5,541,889,171)	6,274,942,818

Net Assets:

Beginning of year	$83,882,218,935	$96,960,290,733	$50,362,966,493	$44,088,023,675

End of year	$93,753,462,649	$83,882,218,935	$44,821,077,322	$50,362,966,493

The accompanying notes are an integral part of these financial statements.	41

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Statements of Changes in Net Assets (continued) November 30, 2024

	Financial Square Treasury Solutions Fund
	For the Fiscal Year Ended November 30, 2024	For the Fiscal Year Ended November 30, 2023

From operations:

Net investment income	$727,097,219	$712,650,725

Net realized gain from investment transactions	4,319,986	1,576,143

Net increase in net assets resulting from operations	731,417,205	714,226,868

Distributions to shareholders:

From distributable earnings:

Institutional Shares	(641,223,516)	(640,453,144)

Capital Shares	(8,058,747)	(8,754,429)

Service Shares	(20,794,517)	(9,662,626)

Preferred Shares	(2,891,504)	(2,591,509)

Select Shares	(186,806)	(306,624)

Administration Shares	(43,598,921)	(36,164,078)

Cash Management Shares	(9,878,827)	(11,090,008)

Premier Shares	(3,538,242)	(4,186,689)

Resource Shares	–	(26)

Total distributions to shareholders	(730,171,080)	(713,209,133)

From share transactions:

Proceeds from sales of shares	45,387,595,776	63,899,985,993

Reinvestment of distributions	488,880,189	438,300,342

Cost of shares redeemed	(46,478,548,399)	(65,049,705,531)

Net decrease in net assets resulting from share transactions	(602,072,434)	(711,419,196)

TOTAL DECREASE	(600,826,309)	(710,401,461)

Net Assets:

Beginning of year	$15,286,715,585	$15,997,117,046

End of year	$14,685,889,276	$15,286,715,585

42	The accompanying notes are an integral part of these financial statements.

Financial Highlights Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Federal Instruments Fund

	Class D Shares

	For the Fiscal Year Ended November 30, 2024	Period Ended November 30, 2023(a)

Per Share Data

Net asset value, beginning of period	$1.00	$1.00

Net investment income(b)	0.051	0.041

Net realized gain	–	–	(c)

Total from investment operations	0.051	0.041

Distributions to shareholders from net investment income	(0.051)	(0.041)

Distributions to shareholders from net realized gains	–(c)	–	(c)

Total distributions (d)	(0.051)	(0.041)

Net asset value, end of period	$1.00	$1.00

Total Return(e)	5.22%	4.90%

Net assets, end of period (in 000’s)	$1,226	$1,441

Ratio of net expenses to average net assets	0.20%	0.20	%(f)

Ratio of total expenses to average net assets	0.20%	0.20	%(f)

Ratio of net investment income to average net assets	5.07%	4.93	%(f)

(a)	Commenced operations on January 31, 2023.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Amount is less than $0.0005 per share.
(d)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(e)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(f)	Annualized.

The accompanying notes are an integral part of these consolidated financial statements.	43

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Federal Instruments Fund

	Institutional Shares

	Year Ended November 30,					For the		For the Fiscal
	2024	2023	2022	2021		Period Ended		Year Ended
						November 30, 2020†		August 31, 2020

Per Share Data

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Net investment income(a)	0.050	0.048	0.012	–	(b)	–	(b)	0.007

Net realized gain	0.001	– (b)	– (b)	–	(b)	–	(b)	0.003

Total from investment operations	0.051	0.048	0.012	–	(b)	–	(b)	0.010

Distributions to shareholders from net investment income	(0.051)	(0.048)	(0.012)	–	(b)	–	(b)	(0.010)

Distributions to shareholders from net realized gains	– (b)	– (b)	– (b)	–	(b)	–	(b)	– (b)

Total distributions (c)	(0.051)	(0.048)	(0.012)	–	(b)	–	(b)	(0.010)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Total Return(d)	5.22%	4.90%	1.18%	0.01%		–	%(e)	0.99%

Net assets, end of year (in 000’s)	$6,482,065	$4,869,355	$3,229,145	$2,667,247		$3,639,742		$3,761,104

Ratio of net expenses to average net assets	0.20%	0.20%	0.18%	0.09%		0.14	%(f)	0.15%

Ratio of total expenses to average net assets	0.20%	0.20%	0.21%	0.20%		0.21	%(f)	0.21%

Ratio of net investment income to average net assets	5.05%	4.83%	1.18%	–	%(e)	0.01	%(f)	0.67%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Amount is less than 0.005%.
(f)	Annualized.

44	The accompanying notes are an integral part of these consolidated financial statements.

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Federal Instruments Fund

	Capital Shares

	Year Ended November 30,					For the		For the Fiscal
	2024	2023	2022	2021		Period Ended		Year Ended
						November 30, 2020†		August 31, 2020

Per Share Data

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Net investment income(a)	0.049	0.045	0.011	–	(b)	–	(b)	0.007

Net realized gain	–	0.001	– (b)	–	(b)	–	(b)	0.002

Total from investment operations	0.049	0.046	0.011	–	(b)	–	(b)	0.009

Distributions to shareholders from net investment income	(0.049)	(0.046)	(0.011)	–	(b)	–	(b)	(0.009)

Distributions to shareholders from net realized gains	– (b)	– (b)	– (b)	–	(b)	–	(b)	– (b)

Total distributions (c)	(0.049)	(0.046)	(0.011)	–	(b)	–	(b)	(0.009)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Total Return(d)	5.06%	4.74%	1.08%	0.01%		–	%(e)	0.85%

Net assets, end of year (in 000’s)	$58	$55	$130	$527		$3,267		$1,135

Ratio of net expenses to average net assets	0.35%	0.35%	0.27%	0.09%		0.15	%(f)	0.28%

Ratio of total expenses to average net assets	0.35%	0.35%	0.36%	0.35%		0.36	%(f)	0.36%

Ratio of net investment income (loss) to average net assets	4.91%	4.49%	0.66%	–	%(e)	(0.01	)%(f)	0.74%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Amount is less than 0.005%.
(f)	Annualized.

The accompanying notes are an integral part of these consolidated financial statements.	45

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Federal Instruments Fund

	Service Shares

	Year Ended November 30,					For the		For the Fiscal
	2024	2023	2022	2021		Period Ended		Year Ended
						November 30, 2020†		August 31, 2020

Per Share Data

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Net investment income(a)	0.046	0.043	0.009	–	(b)	–	(b)	0.006

Net realized gain	–	– (b)	– (b)	–	(b)	–	(b)	– (b)

Total from investment operations	0.046	0.043	0.009	–	(b)	–	(b)	0.006

Distributions to shareholders from net investment income	(0.046)	(0.043)	(0.009)	–	(b)	–	(b)	(0.006)

Distributions to shareholders from net realized gains	– (b)	– (b)	– (b)	–	(b)	–	(b)	– (b)

Total distributions (c)	(0.046)	(0.043)	(0.009)	–	(b)	–	(b)	(0.006)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Total Return(d)	4.70%	4.38%	0.86%	0.01%		–	%(e)	0.63%

Net assets, end of year (in 000’s)	$27,105	$44,902	$10,055	$9,839		$10,277		$11,490

Ratio of net expenses to average net assets	0.70%	0.70%	0.51%	0.09%		0.15	%(f)	0.50%

Ratio of total expenses to average net assets	0.70%	0.70%	0.71%	0.70%		0.71	%(f)	0.71%

Ratio of net investment income (loss) to average net assets	4.59%	4.31%	0.86%	–	%(e)	(0.01	)%(f)	0.57%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Amount is less than 0.005%.
(f)	Annualized.

46	The accompanying notes are an integral part of these consolidated financial statements.

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Federal Instruments Fund

	Preferred Shares

	Year Ended November 30,					For the		For the Fiscal
	2024	2023	2022	2021		Period Ended		Year Ended
						November 30, 2020†		August 31, 2020

Per Share Data

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Net investment income(a)	0.050	0.046	0.011	–	(b)	–	(b)	0.004

Net realized gain	–	0.001	– (b)	–	(b)	–	(b)	0.005

Total from investment operations	0.050	0.047	0.011	–	(b)	–	(b)	0.009

Distributions to shareholders from net investment income	(0.050)	(0.047)	(0.011)	–	(b)	–	(b)	(0.009)

Distributions to shareholders from net realized gains	– (b)	– (b)	– (b)	–	(b)	–	(b)	– (b)

Total distributions (c)	(0.050)	(0.047)	(0.011)	–	(b)	–	(b)	(0.009)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Total Return(d)	5.11%	4.80%	1.11%	0.01%		–	%(e)	0.89%

Net assets, end of year (in 000’s)	$140,081	$107,656	$174,388	$2,873		$6,019		$22,779

Ratio of net expenses to average net assets	0.30%	0.30%	0.28%	0.09%		0.15	%(f)	0.24%

Ratio of total expenses to average net assets	0.30%	0.30%	0.31%	0.30%		0.31	%(f)	0.31%

Ratio of net investment income (loss) to average net assets	4.96%	4.61%	1.75%	–	%(e)	(0.01	)%(f)	0.39%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Amount is less than 0.005%.
(f)	Annualized.

The accompanying notes are an integral part of these consolidated financial statements.	47

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Federal Instruments Fund

	Administration Shares

	Year Ended November 30,					For the		For the Fiscal
	2024	2023	2022	2021		Period Ended		Year Ended
						November 30, 2020†,†		August 31, 2020

Per Share Data

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Net investment income(a)	0.048	0.046	0.010	–	(b)	–	(b)	0.007

Net realized gain (loss)	–	(0.001)	– (b)	–	(b)	–	(b)	0.001

Total from investment operations	0.048	0.045	0.010	–	(b)	–	(b)	0.008

Distributions to shareholders from net investment income	(0.048)	(0.045)	(0.010)	–	(b)	–	(b)	(0.008)

Distributions to shareholders from net realized gains	– (b)	– (b)	– (b)	–	(b)	–	(b)	– (b)

Total distributions (c)	(0.048)	(0.045)	(0.010)	–	(b)	–	(b)	(0.008)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Total Return(d)	4.96%	4.64%	1.01%	0.01%		–	%(e)	0.78%

Net assets, end of year (in 000’s)	$188,163	$182,443	$79,251	$63,937		$76,144		$73,011

Ratio of net expenses to average net assets	0.45%	0.45%	0.36%	0.09%		0.15	%(f)	0.35%

Ratio of total expenses to average net assets	0.45%	0.45%	0.46%	0.45%		0.46	%(f)	0.46%

Ratio of net investment income (loss) to average net assets	4.81%	4.60%	1.19%	–	%(e)	(0.01	)%(f)	0.69%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Amount is less than 0.005%.
(f)	Annualized.

48	The accompanying notes are an integral part of these consolidated financial statements.

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Federal Instruments Fund

	Cash Management Shares

	Year Ended November 30,					For the		For the Fiscal
	2024	2023	2022	2021		Period Ended		Year Ended
						November 30, 2020†		August 31, 2020

Per Share Data

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Net investment income(a)	0.042	0.041	0.007	–	(b)	–	(b)	0.002

Net realized gain (loss)	0.001	(0.001)	– (b)	–	(b)	–	(b)	0.003

Total from investment operations	0.043	0.040	0.007	–	(b)	–	(b)	0.005

Distributions to shareholders from net investment income	(0.043)	(0.040)	(0.007)	–	(b)	–	(b)	(0.005)

Distributions to shareholders from net realized gains	– (b)	– (b)	– (b)	–	(b)	–	(b)	– (b)

Total distributions (c)	(0.043)	(0.040)	(0.007)	–	(b)	–	(b)	(0.005)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Total Return(d)	4.38%	4.07%	0.70%	0.01%		–	%(e)	0.46%

Net assets, end of year (in 000’s)	$55,980	$21,081	$7,791	$127,537		$73,555		$52,216

Ratio of net expenses to average net assets	1.00%	1.00%	0.58%	0.09%		0.15	%(f)	0.45%

Ratio of total expenses to average net assets	1.00%	1.00%	1.01%	1.00%		1.01	%(f)	1.01%

Ratio of net investment income (loss) to average net assets	4.22%	4.07%	0.33%	–	%(e)	(0.01	)%(f)	0.12%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Amount is less than 0.005%.
(f)	Annualized.

The accompanying notes are an integral part of these consolidated financial statements.	49

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Government Fund

	Class A Shares

	Year Ended November 30,					For the		For the Fiscal
	2024	2023	2022	2021		Period Ended		Year Ended
						November 30, 2020†		August 31, 2020

Per Share Data

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Net investment income(a)	0.048	0.047	0.011	–	(b)	–	(b)	0.007

Net realized gain (loss)	0.001	(0.001)	– (b)	–	(b)	–	(b)	0.001

Total from investment operations	0.049	0.046	0.011	–	(b)	–	(b)	0.008

Distributions to shareholders from net investment income	(0.049)	(0.046)	(0.011)	–	(b)	–	(b)	(0.008)

Distributions to shareholders from net realized gains	– (b)	– (b)	– (b)	–	(b)	–	(b)	– (b)

Total distributions (c)	(0.049)	(0.046)	(0.011)	–	(b)	–	(b)	(0.008)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Total Return(d)	4.98%	4.67%	1.07%	0.03%		–	%(e)	0.76%

Net assets, end of year (in 000’s)	$4,346,729	$2,578,102	$609,601	$600,756		$282,556		$366,871

Ratio of net expenses to average net assets	0.43%	0.43%	0.31%	0.07%		0.20	%(f)	0.39%

Ratio of total expenses to average net assets	0.43%	0.43%	0.43%	0.43%		0.43	%(f)	0.43%

Ratio of net investment income (loss) to average net assets	4.83%	4.72%	0.99%	0.03%		(0.01	)%(f)	0.69%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Amount is less than 0.005%.
(f)	Annualized.

50	The accompanying notes are an integral part of these consolidated financial statements.

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Government Fund

	Class C Shares

	Year Ended November 30,					For the		For the Fiscal
	2024	2023	2022	2021		Period Ended		Year Ended
						November 30, 2020†		August 31, 2020

Per Share Data

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Net investment income(a)	0.041	0.038	0.007	–	(b)	–	(b)	0.003

Net realized loss	–	–	– (b)	–	(b)	–	(b)	– (b)

Total from investment operations	0.041	0.038	0.007	–	(b)	–	(b)	0.003

Distributions to shareholders from net investment income	(0.041)	(0.038)	(0.007)	–	(b)	–	(b)	(0.003)

Distributions to shareholders from net realized gains	– (b)	– (b)	– (b)	–	(b)	–	(b)	– (b)

Total distributions (c)	(0.041)	(0.038)	(0.007)	–	(b)	–	(b)	(0.003)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Total Return(d)	4.20%	3.89%	0.67%	0.03%		–	%(e)	0.34%

Net assets, end of year (in 000’s)	$4,648	$5,211	$5,578	$5,029		$6,327		$6,529

Ratio of net expenses to average net assets	1.18%	1.18%	0.75%	0.07%		0.20	%(f)	0.73%

Ratio of total expenses to average net assets	1.18%	1.18%	1.18%	1.18%		1.18	%(f)	1.18%

Ratio of net investment income (loss) to average net assets	4.11%	3.80%	0.68%	0.02%		(0.01	)%(f)	0.25%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Amount is less than 0.005%.
(f)	Annualized.

The accompanying notes are an integral part of these consolidated financial statements.	51

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Government Fund

	Class D Shares

	Year Ended November 30,		Period Ended November 30, 2022(a)
	2024	2023

Per Share Data

Net asset value, beginning of period	$1.00	$1.00	$1.00

Net investment income(b)	0.051	0.050	0.008

Net realized loss	–	(0.002)	–

Total from investment operations	0.051	0.048	0.008

Distributions to shareholders from net investment income	(0.051)	(0.048)	(0.008)

Distributions to shareholders from net realized gains	– (c)	– (c)	–

Total distributions (c)	(0.051)	(0.048)	(0.008)

Net asset value, end of period	$1.00	$1.00	$1.00

Total Return(d)	5.25%	4.93%	0.82%

Net assets, end of period (in 000’s)	$86,563	$81,635	$10

Ratio of net expenses to average net assets	0.18%	0.18%	0.15	%(e)

Ratio of total expenses to average net assets	0.18%	0.18%	0.18	%(e)

Ratio of net investment income to average net assets	5.11%	4.98%	2.92	%(e)

(a)	Commenced operations on August 22, 2022.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Amount is less than $0.0005 per share.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Annualized.

52	The accompanying notes are an integral part of these consolidated financial statements.

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Government Fund

	Institutional Shares

	Year Ended November 30,					For the		For the Fiscal
	2024	2023	2022	2021		Period Ended		Year Ended
						November 30, 2020†		August 31, 2020

Per Share Data

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Net investment income(a)	0.051	0.048	0.012	–	(b)	–	(b)	0.007

Net realized gain (loss)	–	–	– (b)	–	(b)	–	(b)	0.003

Total from investment operations	0.051	0.048	0.012	–	(b)	–	(b)	0.010

Distributions to shareholders from net investment income	(0.051)	(0.048)	(0.012)	–	(b)	–	(b)	(0.010)

Distributions to shareholders from net realized gains	– (b)	– (b)	– (b)	–	(b)	–	(b)	– (b)

Total distributions (c)	(0.051)	(0.048)	(0.012)	–	(b)	–	(b)	(0.010)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Total Return(d)	5.25%	4.93%	1.25%	0.03%		0.01%		0.97%

Net assets, end of year (in 000’s)	$219,702,381	$214,557,639	$230,046,292	$194,824,984		$154,904,106		$204,287,540

Ratio of net expenses to average net assets	0.18%	0.18%	0.15%	0.07%		0.18	%(e)	0.18%

Ratio of total expenses to average net assets	0.18%	0.18%	0.18%	0.18%		0.18	%(e)	0.18%

Ratio of net investment income to average net assets	5.10%	4.82%	1.30%	0.02%		–	%(e)(f)	0.70%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Annualized.
(f)	Amount is less than 0.005%.

The accompanying notes are an integral part of these consolidated financial statements.	53

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Government Fund

	Capital Shares

	Year Ended November 30,					For the		For the Fiscal
	2024	2023	2022	2021		Period Ended		Year Ended
						November 30, 2020†		August 31, 2020

Per Share Data

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Net investment income(a)	0.050	0.047	0.011	–	(b)	–	(b)	0.008

Net realized gain	–	–	– (b)	–	(b)	–	(b)	– (b)

Total from investment operations	0.050	0.047	0.011	–	(b)	–	(b)	0.008

Distributions to shareholders from net investment income	(0.050)	(0.047)	(0.011)	–	(b)	–	(b)	(0.008)

Distributions to shareholders from net realized gains	– (b)	– (b)	– (b)	–	(b)	–	(b)	– (b)

Total distributions (c)	(0.050)	(0.047)	(0.011)	–	(b)	–	(b)	(0.008)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Total Return(d)	5.09%	4.77%	1.14%	0.03%		–	%(e)	0.83%

Net assets, end of year (in 000’s)	$3,764,796	$3,856,324	$3,087,619	$1,675,429		$1,435,345		$1,291,798

Ratio of net expenses to average net assets	0.33%	0.33%	0.27%	0.07%		0.19	%(f)	0.32%

Ratio of total expenses to average net assets	0.33%	0.33%	0.33%	0.33%		0.33	%(f)	0.33%

Ratio of net investment income (loss) to average net assets	4.96%	4.70%	1.40%	0.02%		(0.01	)%(f)	0.76%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Amount is less than 0.005%.
(f)	Annualized.

54	The accompanying notes are an integral part of these consolidated financial statements.

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Government Fund

	Service Shares

	Year Ended November 30,					For the		For the Fiscal
	2024	2023	2022	2021		Period Ended		Year Ended
						November 30, 2020†		August 31, 2020

Per Share Data

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Net investment income(a)	0.046	0.043	0.009	–	(b)	–	(b)	0.006

Net realized gain	–	–	– (b)	–	(b)	–	(b)	– (b)

Total from investment operations	0.046	0.043	0.009	–	(b)	–	(b)	0.006

Distributions to shareholders from net investment income	(0.046)	(0.043)	(0.009)	–	(b)	–	(b)	(0.006)

Distributions to shareholders from net realized gains	– (b)	– (b)	– (b)	–	(b)	–	(b)	– (b)

Total distributions (c)	(0.046)	(0.043)	(0.009)	–	(b)	–	(b)	(0.006)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Total Return(d)	4.72%	4.41%	0.92%	0.03%		–	%(e)	0.61%

Net assets, end of year (in 000’s)	$1,333,376	$1,476,967	$1,190,570	$908,881		$860,075		$1,775,966

Ratio of net expenses to average net assets	0.68%	0.68%	0.50%	0.07%		0.20	%(f)	0.53%

Ratio of total expenses to average net assets	0.68%	0.68%	0.68%	0.68%		0.68	%(f)	0.68%

Ratio of net investment income (loss) to average net assets	4.61%	4.34%	1.01%	0.02%		(0.01	)%(f)	0.58%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Amount is less than 0.005%.
(f)	Annualized.

The accompanying notes are an integral part of these consolidated financial statements.	55

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Government Fund

	Preferred Shares

	Year Ended November 30,					For the		For the Fiscal
	2024	2023	2022	2021		Period Ended		Year Ended
						November 30, 2020†		August 31, 2020

Per Share Data

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Net investment income(a)	0.050	0.048	0.012	–	(b)	–	(b)	0.009

Net realized loss	–	(0.001)	– (b)	–	(b)	–	(b)	– (b)

Total from investment operations	0.050	0.047	0.012	–	(b)	–	(b)	0.009

Distributions to shareholders from net investment income	(0.050)	(0.047)	(0.012)	–	(b)	–	(b)	(0.009)

Distributions to shareholders from net realized gains	– (b)	– (b)	– (b)	–	(b)	–	(b)	– (b)

Total distributions (c)	(0.050)	(0.047)	(0.012)	–	(b)	–	(b)	(0.009)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Total Return(d)	5.14%	4.82%	1.18%	0.03%		–	%(e)	0.88%

Net assets, end of year (in 000’s)	$1,971,951	$2,183,829	$1,742,072	$1,077,741		$820,201		$1,627,349

Ratio of net expenses to average net assets	0.28%	0.28%	0.23%	0.07%		0.20	%(f)	0.28%

Ratio of total expenses to average net assets	0.28%	0.28%	0.28%	0.28%		0.28	%(f)	0.28%

Ratio of net investment income (loss) to average net assets	5.01%	4.76%	1.40%	0.02%		(0.01	)%(f)	0.89%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Amount is less than 0.005%.
(f)	Annualized.

56	The accompanying notes are an integral part of these consolidated financial statements.

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Government Fund

	Select Shares

	Year Ended November 30,					For the		For the Fiscal
	2024	2023	2022	2021		Period Ended		Year Ended
						November 30, 2020†		August 31, 2020

Per Share Data

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Net investment income(a)	0.051	0.048	0.012	–	(b)	–	(b)	0.009

Net realized loss	–	–	– (b)	–	(b)	–	(b)	– (b)

Total from investment operations	0.051	0.048	0.012	–	(b)	–	(b)	0.009

Distributions to shareholders from net investment income	(0.051)	(0.048)	(0.012)	–	(b)	–	(b)	(0.009)

Distributions to shareholders from net realized gains	– (b)	– (b)	– (b)	–	(b)	–	(b)	– (b)

Total distributions (c)	(0.051)	(0.048)	(0.012)	–	(b)	–	(b)	(0.009)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Total Return(d)	5.21%	4.90%	1.23%	0.03%		–	%(e)	0.94%

Net assets, end of year (in 000’s)	$1,136,817	$1,355,264	$1,119,156	$1,181,542		$448,540		$481,493

Ratio of net expenses to average net assets	0.21%	0.21%	0.17%	0.07%		0.20	%(f)	0.21%

Ratio of total expenses to average net assets	0.21%	0.21%	0.21%	0.21%		0.21	%(f)	0.21%

Ratio of net investment income (loss) to average net assets	5.07%	4.81%	1.42%	0.03%		(0.01	)%(f)	0.86%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Amount is less than 0.005%.
(f)	Annualized.

The accompanying notes are an integral part of these consolidated financial statements.	57

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Government Fund

	Administration Shares

	Year Ended November 30,					For the		For the Fiscal
	2024	2023	2022	2021		Period Ended		Year Ended
						November 30, 2020†		August 31, 2020

Per Share Data

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Net investment income(a)	0.048	0.046	0.011	–	(b)	–	(b)	0.008

Net realized gain	0.001	–	– (b)	–	(b)	–	(b)	– (b)

Total from investment operations	0.049	0.046	0.011	–	(b)	–	(b)	0.008

Distributions to shareholders from net investment income	(0.049)	(0.046)	(0.011)	–	(b)	–	(b)	(0.008)

Distributions to shareholders from net realized gains	– (b)	– (b)	– (b)	–	(b)	–	(b)	– (b)

Total distributions (c)	(0.049)	(0.046)	(0.011)	–	(b)	–	(b)	(0.008)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Total Return(d)	4.98%	4.67%	1.07%	0.03%		–	%(e)	0.76%

Net assets, end of year (in 000’s)	$12,512,474	$10,067,366	$9,178,619	$7,904,302		$5,706,517		$5,421,224

Ratio of net expenses to average net assets	0.43%	0.43%	0.32%	0.07%		0.20	%(f)	0.39%

Ratio of total expenses to average net assets	0.43%	0.43%	0.43%	0.43%		0.43	%(f)	0.43%

Ratio of net investment income (loss) to average net assets	4.84%	4.59%	1.07%	0.02%		(0.01	)%(f)	0.76%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Amount is less than 0.005%.
(f)	Annualized.

58	The accompanying notes are an integral part of these consolidated financial statements.

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Government Fund

	Cash Management Shares

	Year Ended November 30,					For the		For the Fiscal
	2024	2023	2022	2021		Period Ended		Year Ended
						November 30, 2020†		August 31, 2020

Per Share Data

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Net investment income(a)	0.043	0.041	0.008	–	(b)	–	(b)	0.004

Net realized gain (loss)	–	(0.001)	– (b)	–	(b)	–	(b)	0.001

Total from investment operations	0.043	0.040	0.008	–	(b)	–	(b)	0.005

Distributions to shareholders from net investment income	(0.043)	(0.040)	(0.008)	–	(b)	–	(b)	(0.005)

Distributions to shareholders from net realized gains	– (b)	– (b)	– (b)	–	(b)	–	(b)	–

Total distributions (c)	(0.043)	(0.040)	(0.008)	–	(b)	–	(b)	(0.005)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Total Return(d)	4.41%	4.09%	0.76%	0.03%		–	%(e)	0.45%

Net assets, end of year (in 000’s)	$638,455	$542,413	$148,429	$302,333		$168,903		$198,129

Ratio of net expenses to average net assets	0.98%	0.98%	0.61%	0.07%		0.20	%(f)	0.65%

Ratio of total expenses to average net assets	0.98%	0.98%	0.98%	0.98%		0.98	%(f)	0.98%

Ratio of net investment income (loss) to average net assets	4.30%	4.14%	0.45%	0.03%		(0.01	)%(f)	0.35%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Amount is less than 0.005%.
(f)	Annualized.

The accompanying notes are an integral part of these consolidated financial statements.	59

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Government Fund

	Premier Shares

	Year Ended November 30,					For the		For the Fiscal
	2024	2023	2022	2021		Period Ended		Year Ended
						November 30, 2020†		August 31, 2020

Per Share Data

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Net investment income(a)	0.048	0.044	0.010	–	(b)	–	(b)	0.007

Net realized gain	–	0.001	– (b)	–	(b)	–	(b)	– (b)

Total from investment operations	0.048	0.045	0.010	–	(b)	–	(b)	0.007

Distributions to shareholders from net investment income	(0.048)	(0.045)	(0.010)	–	(b)	–	(b)	(0.007)

Distributions to shareholders from net realized gains	– (b)	– (b)	– (b)	–	(b)	–	(b)	– (b)

Total distributions (c)	(0.048)	(0.045)	(0.010)	–	(b)	–	(b)	(0.007)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Total Return(d)	4.88%	4.56%	1.01%	0.03%		–	%(e)	0.70%

Net assets, end of year (in 000’s)	$121,603	$119,784	$365,028	$9,922,502		$219,114		$195,822

Ratio of net expenses to average net assets	0.53%	0.53%	0.33%	0.07%		0.20	%(f)	0.46%

Ratio of total expenses to average net assets	0.53%	0.53%	0.53%	0.53%		0.53	%(f)	0.53%

Ratio of net investment income (loss) to average net assets	4.76%	4.39%	0.33%	0.03%		(0.01	)%(f)	0.70%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Amount is less than 0.005%.
(f)	Annualized.

60	The accompanying notes are an integral part of these consolidated financial statements.

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Government Fund

	Resource Shares

	Year Ended November 30,					For the		For the Fiscal
	2024	2023	2022	2021		Period Ended		Year Ended
						November 30, 2020†		August 31, 2020

Per Share Data

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Net investment income(a)	0.044	0.042	0.008	–	(b)	–	(b)	0.005

Net realized loss	0.001	–	– (b)	–	(b)	–	(b)	– (b)

Total from investment operations	0.045	0.042	0.008	–	(b)	–	(b)	0.005

Distributions to shareholders from net investment income	(0.045)	(0.042)	(0.008)	–	(b)	–	(b)	(0.005)

Distributions to shareholders from net realized gains	– (b)	– (b)	– (b)	–	(b)	–	(b)	– (b)

Total distributions (c)	(0.045)	(0.042)	(0.008)	–	(b)	–	(b)	(0.005)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Total Return(d)	4.57%	4.25%	0.84%	0.03%		–	%(e)	0.53%

Net assets, end of year (in 000’s)	$10,429	$8,513	$9,214	$10,447		$93,981		$83,378

Ratio of net expenses to average net assets	0.83%	0.83%	0.56%	0.07%		0.20	%(f)	0.60%

Ratio of total expenses to average net assets	0.83%	0.83%	0.83%	0.83%		0.83	%(f)	0.83%

Ratio of net investment income (loss) to average net assets	4.45%	4.16%	0.83%	0.02%		(0.01	)%(f)	0.47%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Amount is less than 0.005%.
(f)	Annualized.

The accompanying notes are an integral part of these consolidated financial statements.	61

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Government Fund

	Class R6 Shares

	Year Ended November 30,					For the		For the Fiscal
	2024	2023	2022	2021		Period Ended		Year Ended
						November 30, 2020†		August 31, 2020

Per Share Data

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Net investment income(a)	0.051	0.048	0.012	–	(b)	–	(b)	0.009

Net realized gain (loss)	–	–	– (b)	–	(b)	–	(b)	0.001

Total from investment operations	0.051	0.048	0.012	–	(b)	–	(b)	0.010

Distributions to shareholders from net investment income	(0.051)	(0.048)	(0.012)	–	(b)	–	(b)	(0.010)

Distributions to shareholders from net realized gains	– (b)	– (b)	– (b)	–	(b)	–	(b)	– (b)

Total distributions (c)	(0.051)	(0.048)	(0.012)	–	(b)	–	(b)	(0.010)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Total Return(d)	5.25%	4.93%	1.25%	0.03%		0.01%		0.97%

Net assets, end of year (in 000’s)	$518,093	$316,732	$268,194	$311,454		$91,630		$115,111

Ratio of net expenses to average net assets	0.18%	0.18%	0.15%	0.07%		0.18	%(e)	0.18%

Ratio of total expenses to average net assets	0.18%	0.18%	0.18%	0.18%		0.18	%(e)	0.18%

Ratio of net investment income to average net assets	5.08%	4.83%	1.26%	0.03%		–	%(e)(f)	0.93%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Annualized.
(f)	Amount is less than 0.005%.

62	The accompanying notes are an integral part of these consolidated financial statements.

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Government Fund

	Drexel Hamilton Class Shares

	Year Ended November 30,					For the		Period Ended
	2024	2023	2022	2021		Period Ended		August 31, 2020(a)
						November 30, 2020†

Per Share Data

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Net investment income(b)	0.051	0.049	0.012	–	(c)	–	(c)	0.005

Net realized gain (loss)	–	(0.001)	– (c)	–	(c)	–	(c)	0.004

Total from investment operations	0.051	0.048	0.012	–	(c)	–	(c)	0.009

Distributions to shareholders from net investment income	(0.051)	(0.048)	(0.012)	–	(c)	–	(c)	(0.009)

Distributions to shareholders from net realized gains	– (c)	– (c)	– (c)	–	(c)	–	(c)	–	(c)

Total distributions (d)	(0.051)	(0.048)	(0.012)	–	(c)	–	(c)	(0.009)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Total Return(e)	5.25%	4.93%	1.25%	0.03%		0.01%		0.93%

Net assets, end of period (in 000’s)	$11,749,435	$11,012,314	$7,563,684	$4,948,288		$3,042,967		$2,354,098

Ratio of net expenses to average net assets	0.18%	0.18%	0.15%	0.07%		0.18	%(f)	0.18	%(f)

Ratio of total expenses to average net assets	0.18%	0.18%	0.18%	0.18%		0.18	%(f)	0.18	%(f)

Ratio of net investment income to average net assets	5.09%	4.91%	1.33%	0.03%		–	%(f)(g)	0.54	%(f)

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Commenced operations on September 9, 2019.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Amount is less than $0.0005 per share.
(d)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(e)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(f)	Annualized.
(g)	Amount is less than 0.005%.

The accompanying notes are an integral part of these consolidated financial statements.	63

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Government Fund

	Loop Class Shares

	Year Ended November 30,			Period Ended November 30, 2021(a)
	2024	2023	2022

Per Share Data

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00

Net investment income(b)	0.051	0.049	0.012	–	(c)

Net realized loss	–	(0.001)	– (c)	–	(c)

Total from investment operations	0.051	0.048	0.012	–	(c)

Distributions to shareholders from net investment income	(0.051)	(0.048)	(0.012)	–	(c)

Distributions to shareholders from net realized gains	– (c)	– (c)	– (c)	–	(c)

Total distributions (d)	(0.051)	(0.048)	(0.012)	–	(c)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00

Total Return(e)	5.25%	4.93%	1.25%	–	%(f)

Net assets, end of period (in 000’s)	$3,700,089	$2,922,240	$2,365,925	$504,408

Ratio of net expenses to average net assets	0.18%	0.18%	0.15%	0.07	%(g)

Ratio of total expenses to average net assets	0.18%	0.18%	0.18%	0.18	%(g)

Ratio of net investment income to average net assets	5.09%	4.95%	1.36%	0.03	%(g)

(a)	Commenced operations on August 23, 2021.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Amount is less than $0.0005 per share.
(d)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(e)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(f)	Amount is less than 0.005%.
(g)	Annualized.

64	The accompanying notes are an integral part of these consolidated financial statements.

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Government Fund

	Seelaus Class Shares

	Year Ended November 30,			Period Ended November 30, 2021(a)
	2024	2023	2022

Per Share Data

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00

Net investment income(b)	0.050	0.049	0.012	–	(c)

Net realized loss	0.001	(0.001)	– (c)	–	(c)

Total from investment operations	0.051	0.048	0.012	–	(b)

Distributions to shareholders from net investment income	(0.051)	(0.048)	(0.012)	–	(c)

Distributions to shareholders from net realized gains	– (c)	– (c)	– (c)	–	(c)

Total distributions (d)	(0.051)	(0.048)	(0.012)	–	(c)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00

Total Return(e)	5.25%	4.93%	1.25%	–	%(f)

Net assets, end of period (in 000’s)	$2,346,486	$684,634	$2,005,266	$10

Ratio of net expenses to average net assets	0.18%	0.18%	0.15%	0.07	%(g)

Ratio of total expenses to average net assets	0.18%	0.18%	0.18%	0.18	%(g)

Ratio of net investment income to average net assets	5.00%	4.91%	1.55%	0.03	%(g)

(a)	Commenced operations on August 23, 2021.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Amount is less than $0.0005 per share.
(d)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(e)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(f)	Amount is less than 0.005%.
(g)	Annualized.

The accompanying notes are an integral part of these consolidated financial statements.	65

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Treasury Instruments Fund

	Class D Shares

	For the Fiscal Year Ended November 30, 2024	Period Ended November 30, 2023(a)

Per Share Data

Net asset value, beginning of period	$1.00	$1.00

Net investment income(b)	0.051	0.041

Total from investment operations	0.051	0.041

Distributions to shareholders from net investment income	(0.051)	(0.041)

Distributions to shareholders from net realized gains	–(c)	–	(c)

Total distributions (d)	(0.051)	(0.041)

Net asset value, end of period	$1.00	$1.00

Total Return(e)	5.20%	4.14%

Net assets, end of period (in 000’s)	$31,501	$28,025

Ratio of net expenses to average net assets	0.20%	0.24	%(f)

Ratio of total expenses to average net assets	0.20%	0.24	%(f)

Ratio of net investment income to average net assets	5.07%	4.93	%(f)

(a)	Commenced operations on January 31, 2023.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Amount is less than $0.0005 per share.
(d)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(e)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(f)	Annualized.

66	The accompanying notes are an integral part of these consolidated financial statements.

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Treasury Instruments Fund

	Institutional Shares

	Year Ended November 30,					For the		For the Fiscal
	2024	2023	2022	2021		Period Ended		Year Ended
						November 30, 2020†		August 31, 2020

Per Share Data

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Net investment income(a)	0.051	0.047	0.011	–	(b)	–	(b)	0.007

Net realized gain	–	0.001	– (b)	–	(b)	–	(b)	0.002

Total from investment operations	0.051	0.048	0.011	–	(b)	–	(b)	0.009

Distributions to shareholders from net investment income	(0.051)	(0.048)	(0.011)	–	(b)	–	(b)	(0.009)

Distributions to shareholders from net realized gains	– (b)	– (b)	– (b)	–	(b)	–	(b)	– (b)

Total distributions (c)	(0.051)	(0.048)	(0.011)	–	(b)	–	(b)	(0.009)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Total Return(d)	5.20%	4.84%	1.14%	0.01%		–	%(e)	0.95%

Net assets, end of year (in 000’s)	$86,340,277	$79,002,981	$92,045,963	$101,041,091		$75,892,232		$84,038,158

Ratio of net expenses to average net assets	0.20%	0.20%	0.17%	0.07%		0.16	%(f)	0.20%

Ratio of total expenses to average net assets	0.20%	0.20%	0.20%	0.20%		0.20	%(f)	0.20%

Ratio of net investment income to average net assets	5.05%	4.75%	1.11%	0.01%		–	%(e)(f)	0.71%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Amount is less than 0.005%.
(f)	Annualized.

The accompanying notes are an integral part of these consolidated financial statements.	67

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Treasury Instruments Fund

	Capital Shares

	Year Ended November 30,					For the		For the Fiscal
	2024	2023	2022	2021		Period Ended		Year Ended
						November 30, 2020†		August 31, 2020

Per Share Data

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Net investment income(a)	0.049	0.045	0.010	–	(b)	–	(b)	0.009

Net realized gain (loss)	–	0.001	– (b)	–	(b)	–	(b)	(0.001)

Total from investment operations	0.049	0.046	0.010	–	(b)	–	(b)	0.008

Distributions to shareholders from net investment income	(0.049)	(0.046)	(0.010)	–	(b)	–	(b)	(0.008)

Distributions to shareholders from net realized gains	– (b)	– (b)	– (b)	–	(b)	–	(b)	– (b)

Total distributions (c)	(0.049)	(0.046)	(0.010)	–	(b)	–	(b)	(0.008)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Total Return(d)	5.04%	4.68%	1.03%	0.01%		–	%(e)	0.82%

Net assets, end of year (in 000’s)	$1,054,741	$520,343	$957,608	$826,871		$675,659		$725,405

Ratio of net expenses to average net assets	0.35%	0.35%	0.27%	0.07%		0.16	%(f)	0.33%

Ratio of total expenses to average net assets	0.35%	0.35%	0.35%	0.35%		0.35	%(f)	0.35%

Ratio of net investment income to average net assets	4.87%	4.50%	1.09%	0.01%		–	%(e)(f)	0.85%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Amount is less than 0.005%.
(f)	Annualized.

68	The accompanying notes are an integral part of these consolidated financial statements.

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Treasury Instruments Fund

	Service Shares

	Year Ended November 30,					For the		For the Fiscal
	2024	2023	2022	2021		Period Ended		Year Ended
						November 30, 2020†		August 31, 2020

Per Share Data

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Net investment income(a)	0.045	0.042	0.008	–	(b)	–	(b)	0.003

Net realized gain	0.001	0.001	– (b)	–	(b)	–	(b)	0.003

Total from investment operations	0.046	0.043	0.008	–	(b)	–	(b)	0.006

Distributions to shareholders from net investment income	(0.046)	(0.043)	(0.008)	–	(b)	–	(b)	(0.006)

Distributions to shareholders from net realized gains	– (b)	– (b)	– (b)	–	(b)	–	(b)	– (b)

Total distributions (c)	(0.046)	(0.043)	(0.008)	–	(b)	–	(b)	(0.006)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Total Return(d)	4.68%	4.32%	0.82%	0.01%		–	%(e)	0.60%

Net assets, end of year (in 000’s)	$2,048,743	$698,078	$912,338	$1,569,931		$122,542		$116,172

Ratio of net expenses to average net assets	0.69%	0.70%	0.47%	0.07%		0.16	%(f)	0.41%

Ratio of total expenses to average net assets	0.69%	0.70%	0.70%	0.70%		0.70	%(f)	0.70%

Ratio of net investment income to average net assets	4.50%	4.20%	0.69%	0.01%		–	%(e)(f)	0.28%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Amount is less than 0.005%.
(f)	Annualized.

The accompanying notes are an integral part of these consolidated financial statements.	69

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Treasury Instruments Fund

	Preferred Shares

	Year Ended November 30,					For the		For the Fiscal
	2024	2023	2022	2021		Period Ended		Year Ended
						November 30, 2020†		August 31, 2020

Per Share Data

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Net investment income(a)	0.049	0.048	0.011	–	(b)	–	(b)	0.007

Net realized gain (loss)	0.001	(0.001)	– (b)	–	(b)	–	(b)	0.002

Total from investment operations	0.050	0.047	0.011	–	(b)	–	(b)	0.009

Distributions to shareholders from net investment income	(0.050)	(0.047)	(0.011)	–	(b)	–	(b)	(0.009)

Distributions to shareholders from net realized gains	– (b)	– (b)	– (b)	–	(b)	–	(b)	–

Total distributions (c)	(0.050)	(0.047)	(0.011)	–	(b)	–	(b)	(0.009)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Total Return(d)	5.10%	4.73%	1.07%	0.01%		–	%(e)	0.86%

Net assets, end of year (in 000’s)	$80,799	$63,099	$36,610	$78,191		$137,607		$113,769

Ratio of net expenses to average net assets	0.30%	0.30%	0.24%	0.07%		0.16	%(f)	0.29%

Ratio of total expenses to average net assets	0.30%	0.30%	0.30%	0.30%		0.30	%(f)	0.30%

Ratio of net investment income to average net assets	4.94%	4.80%	0.99%	–	%(e)	–	%(e)(f)	0.68%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Amount is less than 0.005%.
(f)	Annualized.

70	The accompanying notes are an integral part of these consolidated financial statements.

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Treasury Instruments Fund

	Select Shares

	Year Ended November 30,					For the		For the Fiscal
	2024	2023	2022	2021		Period Ended		Year Ended
						November 30, 2020†		August 31, 2020

Per Share Data

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Net investment income(a)	0.051	0.048	0.011	–	(b)	–	(b)	0.006

Net realized gain (loss)	–	(0.001)	– (b)	–	(b)	–	(b)	0.003

Total from investment operations	0.051	0.047	0.011	–	(b)	–	(b)	0.009

Distributions to shareholders from net investment income	(0.051)	(0.047)	(0.011)	–	(b)	–	(b)	(0.009)

Distributions to shareholders from net realized gains	– (b)	– (b)	– (b)	–	(b)	–	(b)	– (b)

Total distributions (c)	(0.051)	(0.047)	(0.011)	–	(b)	–	(b)	(0.009)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Total Return(d)	5.17%	4.81%	1.12%	0.01%		–	%(e)	0.92%

Net assets, end of year (in 000’s)	$357,644	$590,745	$444,262	$208,542		$336,761		$495,422

Ratio of net expenses to average net assets	0.23%	0.23%	0.19%	0.07%		0.16	%(f)	0.23%

Ratio of total expenses to average net assets	0.23%	0.23%	0.23%	0.23%		0.23	%(f)	0.23%

Ratio of net investment income to average net assets	5.01%	4.80%	1.38%	0.01%		–	%(e)(f)	0.60%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Amount is less than 0.005%.
(f)	Annualized.

The accompanying notes are an integral part of these consolidated financial statements.	71

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Treasury Instruments Fund

	Administration Shares

	Year Ended November 30,					For the		For the Fiscal
	2024	2023	2022	2021		Period Ended		Year Ended
						November 30, 2020†		August 31, 2020

Per Share Data

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Net investment income(a)	0.048	0.045	0.010	–	(b)	–	(b)	0.008

Net realized gain	–	–	– (b)	–	(b)	–	(b)	– (b)

Total from investment operations	0.048	0.045	0.010	–	(b)	–	(b)	0.008

Distributions to shareholders from net investment income	(0.048)	(0.045)	(0.010)	–	(b)	–	(b)	(0.008)

Distributions to shareholders from net realized gains	– (b)	– (b)	– (b)	–	(b)	–	(b)	– (b)

Total distributions (c)	(0.048)	(0.045)	(0.010)	–	(b)	–	(b)	(0.008)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Total Return(d)	4.94%	4.58%	0.96%	0.01%		–	%(e)	0.75%

Net assets, end of year (in 000’s)	$2,518,815	$2,199,709	$2,188,569	$2,038,029		$1,578,689		$1,493,968

Ratio of net expenses to average net assets	0.45%	0.45%	0.34%	0.07%		0.16	%(f)	0.40%

Ratio of total expenses to average net assets	0.45%	0.45%	0.45%	0.45%		0.45	%(f)	0.45%

Ratio of net investment income to average net assets	4.80%	4.49%	0.95%	0.01%		–	%(e)(f)	0.72%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Amount is less than 0.005%.
(f)	Annualized.

72	The accompanying notes are an integral part of these consolidated financial statements.

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Treasury Instruments Fund

	Cash Management Shares

	Year Ended November 30,					For the		For the Fiscal
	2024	2023	2022	2021		Period Ended		Year Ended
						November 30, 2020†		August 31, 2020

Per Share Data

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Net investment income(a)	0.042	0.040	0.007	–	(b)	–	(b)	0.004

Net realized gain	0.001	–	– (b)	–	(b)	–	(b)	– (b)

Total from investment operations	0.043	0.040	0.007	–	(b)	–	(b)	0.004

Distributions to shareholders from net investment income	(0.043)	(0.040)	(0.007)	–	(b)	–	(b)	(0.004)

Distributions to shareholders from net realized gains	– (b)	– (b)	– (b)	–	(b)	–	(b)	– (b)

Total distributions (c)	(0.043)	(0.040)	(0.007)	–	(b)	–	(b)	(0.004)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Total Return(d)	4.37%	4.01%	0.66%	0.01%		–	%(e)	0.43%

Net assets, end of year (in 000’s)	$55,282	$31,043	$6,964	$11,716		$9,744		$10,781

Ratio of net expenses to average net assets	0.99%	1.00%	0.54%	0.07%		0.16	%(f)	0.73%

Ratio of total expenses to average net assets	0.99%	1.00%	1.00%	1.00%		1.00	%(f)	1.00%

Ratio of net investment income to average net assets	4.21%	3.99%	0.31%	0.01%		–	%(e)(f)	0.40%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Amount is less than 0.005%.
(f)	Annualized.

The accompanying notes are an integral part of these consolidated financial statements.	73

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Treasury Instruments Fund

	Premier Shares

	Year Ended November 30,					For the		For the Fiscal
	2024	2023	2022	2021		Period Ended		Year Ended
						November 30, 2020†		August 31, 2020

Per Share Data

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Net investment income(a)	0.047	0.046	0.009	–	(b)	–	(b)	0.007

Net realized loss	–	(0.002)	– (b)	–	(b)	–	(b)	– (b)

Total from investment operations	0.047	0.044	0.009	–	(b)	–	(b)	0.007

Distributions to shareholders from net investment income	(0.047)	(0.044)	(0.009)	–	(b)	–	(b)	(0.007)

Distributions to shareholders from net realized gains	– (b)	– (b)	– (b)	–	(b)	–	(b)	– (b)

Total distributions (c)	(0.047)	(0.044)	(0.009)	–	(b)	–	(b)	(0.007)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Total Return(d)	4.83%	4.47%	0.90%	0.01%		–	%(e)	0.69%

Net assets, end of year (in 000’s)	$1,222,917	$694,503	$215,864	$204,641		$162,524		$161,117

Ratio of net expenses to average net assets	0.55%	0.55%	0.39%	0.07%		0.16	%(f)	0.45%

Ratio of total expenses to average net assets	0.55%	0.55%	0.55%	0.55%		0.55	%(f)	0.55%

Ratio of net investment income to average net assets	4.69%	4.59%	0.87%	0.01%		–	%(e)(f)	0.65%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Amount is less than 0.005%.
(f)	Annualized.

74	The accompanying notes are an integral part of these consolidated financial statements.

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Treasury Instruments Fund

	Loop Class Shares

	Year Ended November 30,			Period Ended November 30, 2021(a)
	2024	2023	2022

Per Share Data

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00

Net investment income(b)	0.051	0.046	0.011	–	(c)

Net realized gain	–	0.002	– (c)	–	(c)

Total from investment operations	0.051	0.048	0.011	–	(c)

Distributions to shareholders from net investment income	(0.051)	(0.048)	(0.011)	–	(c)

Distributions to shareholders from net realized gains	– (c)	– (c)	– (c)	–	(c)

Total distributions (d)	(0.051)	(0.048)	(0.011)	–	(c)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00

Total Return(e)	5.20%	4.84%	1.14%	0.01%

Net assets, end of period (in 000’s)	$42,733	$41,599	$152,101	$200,012

Ratio of net expenses to average net assets	0.20%	0.20%	0.17%	0.07	%(f)

Ratio of total expenses to average net assets	0.20%	0.20%	0.20%	0.20	%(f)

Ratio of net investment income to average net assets	5.06%	4.60%	1.08%	0.01	%(f)

(a)	Commenced operations on August 23, 2021.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Amount is less than $0.0005 per share.
(d)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(e)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(f)	Annualized.

The accompanying notes are an integral part of these consolidated financial statements.	75

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Treasury Instruments Fund

	Seelaus Class Shares

	Year Ended November 30,			Period Ended November 30, 2021(a)
	2024	2023	2022

Per Share Data

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00

Net investment income(b)	0.047	0.052	0.011	–	(c)

Net realized gain (loss)	0.004	(0.004)	– (c)	–	(c)

Total from investment operations	0.051	0.048	0.011	–	(c)

Distributions to shareholders from net investment income	(0.051)	(0.048)	(0.011)	–	(c)

Distributions to shareholders from net realized gains	– (c)	–	– (c)	–	(c)

Total distributions (d)	(0.051)	(0.048)	(0.011)	–	(c)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00

Total Return(e)	5.20%	4.84%	1.14%	0.01%

Net assets, end of period (in 000’s)	$11	$12,094	$10	$10

Ratio of net expenses to average net assets	0.19%	0.20%	0.17%	0.07	%(f)

Ratio of total expenses to average net assets	0.19%	0.20%	0.20%	0.20	%(f)

Ratio of net investment income to average net assets	4.73%	5.17%	1.15%	0.03	%(f)

(a)	Commenced operations on August 23, 2021.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Amount is less than $0.0005 per share.
(d)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(e)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(f)	Annualized.

76	The accompanying notes are an integral part of these consolidated financial statements.

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Treasury Obligations Fund

	Institutional Shares

	Year Ended November 30,					For the		For the Fiscal
	2024	2023	2022	2021		Period Ended		Year Ended
						November 30, 2020†		August 31, 2020

Per Share Data

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Net investment income(a)	0.051	0.048	0.012	–	(b)	–	(b)	0.007

Net realized gain	–	–	– (b)	–	(b)	–	(b)	0.002

Total from investment operations	0.051	0.048	0.012	–	(b)	–	(b)	0.009

Distributions to shareholders from net investment income	(0.051)	(0.048)	(0.012)	–	(b)	–	(b)	(0.009)

Distributions to shareholders from net realized gains	– (b)	– (b)	– (b)	–	(b)	–	(b)	– (b)

Total distributions (c)	(0.051)	(0.048)	(0.012)	–	(b)	–	(b)	(0.009)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Total Return(d)	5.21%	4.91%	1.24%	0.02%		–	%(e)	0.94%

Net assets, end of year (in 000’s)	$37,458,284	$44,096,664	$39,033,144	$21,699,895		$34,576,104		$22,518,304

Ratio of net expenses to average net assets	0.20%	0.20%	0.18%	0.07%		0.15	%(f)	0.20%

Ratio of total expenses to average net assets	0.20%	0.20%	0.20%	0.20%		0.20	%(f)	0.20%

Ratio of net investment income to average net assets	5.07%	4.80%	1.56%	0.01%		0.01	%(f)	0.68%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Amount is less than 0.005%.
(f)	Annualized.

The accompanying notes are an integral part of these consolidated financial statements.	77

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Treasury Obligations Fund

	Capital Shares

	Year Ended November 30,					For the		For the Fiscal
	2024	2023	2022	2021		Period Ended		Year Ended
						November 30, 2020†		August 31, 2020

Per Share Data

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Net investment income(a)	0.049	0.047	0.011	–	(b)	–	(b)	0.007

Net realized gain (loss)	–	(0.001)	– (b)	–	(b)	–	(b)	0.001

Total from investment operations	0.049	0.046	0.011	–	(b)	–	(b)	0.008

Distributions to shareholders from net investment income	(0.049)	(0.046)	(0.011)	–	(b)	–	(b)	(0.008)

Distributions to shareholders from net realized gains	– (b)	– (b)	– (b)	–	(b)	–	(b)	– (b)

Total distributions (c)	(0.049)	(0.046)	(0.011)	–	(b)	–	(b)	(0.008)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Total Return(d)	5.05%	4.75%	1.13%	0.02%		–	%(e)	0.80%

Net assets, end of year (in 000’s)	$1,433,494	$1,089,014	$743,723	$371,230		$330,016		$372,260

Ratio of net expenses to average net assets	0.35%	0.35%	0.29%	0.07%		0.15	%(f)	0.34%

Ratio of total expenses to average net assets	0.35%	0.35%	0.35%	0.35%		0.35	%(f)	0.35%

Ratio of net investment income to average net assets	4.91%	4.72%	1.29%	0.01%		–	%(e)(f)	0.74%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Amount is less than 0.005%.
(f)	Annualized.

78	The accompanying notes are an integral part of these consolidated financial statements.

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Treasury Obligations Fund

	Service Shares

	Year Ended November 30,					For the		For the Fiscal
	2024	2023	2022	2021		Period Ended		Year Ended
						November 30, 2020†		August 31, 2020

Per Share Data

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Net investment income(a)	0.046	0.043	0.009	–	(b)	–	(b)	0.006

Net realized gain	–	– (b)	– (b)	–	(b)	–	(b)	– (b)

Total from investment operations	0.046	0.043	0.009	–	(b)	–	(b)	0.006

Distributions to shareholders from net investment income	(0.046)	(0.043)	(0.009)	–	(b)	–	(b)	(0.006)

Distributions to shareholders from net realized gains	– (b)	– (b)	– (b)	–	(b)	–	(b)	– (b)

Total distributions (c)	(0.046)	(0.043)	(0.009)	–	(b)	–	(b)	(0.006)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Total Return(d)	4.69%	4.39%	0.92%	0.02%		–	%(e)	0.59%

Net assets, end of year (in 000’s)	$1,728,729	$1,535,201	$1,408,940	$1,703,918		$911,413		$937,649

Ratio of net expenses to average net assets	0.70%	0.70%	0.50%	0.07%		0.15	%(f)	0.55%

Ratio of total expenses to average net assets	0.70%	0.70%	0.70%	0.70%		0.70	%(f)	0.70%

Ratio of net investment income to average net assets	4.57%	4.30%	0.89%	0.01%		–	%(e)(f)	0.55%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Amount is less than 0.005%.
(f)	Annualized.

The accompanying notes are an integral part of these consolidated financial statements.	79

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Treasury Obligations Fund

	Preferred Shares

	Year Ended November 30,					For the		For the Fiscal
	2024	2023	2022	2021		Period Ended		Year Ended
						November 30, 2020†		August 31, 2020

Per Share Data

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Net investment income(a)	0.050	0.047	0.012	–	(b)	–	(b)	0.008

Net realized gain	–	– (b)	– (b)	–	(b)	–	(b)	– (b)

Total from investment operations	0.050	0.047	0.012	–	(b)	–	(b)	0.008

Distributions to shareholders from net investment income	(0.050)	(0.047)	(0.012)	–	(b)	–	(b)	(0.008)

Distributions to shareholders from net realized gains	– (b)	– (b)	– (b)	–	(b)	–	(b)	– (b)

Total distributions (c)	(0.050)	(0.047)	(0.012)	–	(b)	–	(b)	(0.008)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Total Return(d)	5.10%	4.81%	1.17%	0.02%		–	%(e)	0.84%

Net assets, end of year (in 000’s)	$832,274	$1,064,306	$682,319	$500,987		$440,733		$771,943

Ratio of net expenses to average net assets	0.30%	0.30%	0.25%	0.07%		0.15	%(f)	0.30%

Ratio of total expenses to average net assets	0.30%	0.30%	0.30%	0.30%		0.30	%(f)	0.30%

Ratio of net investment income (loss) to average net assets	4.98%	4.73%	1.27%	0.01%		(0.01	)%(f)	0.76%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Amount is less than 0.005%.
(f)	Annualized.

80	The accompanying notes are an integral part of these consolidated financial statements.

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Treasury Obligations Fund

	Select Shares

	Year Ended November 30,					For the		For the Fiscal
	2024	2023	2022	2021		Period Ended		Year Ended
						November 30, 2020†		August 31, 2020

Per Share Data

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Net investment income(a)	0.049	0.047	0.012	–	(b)	–	(b)	0.007

Net realized gain	0.002	0.001	– (b)	–	(b)	–	(b)	0.002

Total from investment operations	0.051	0.048	0.012	–	(b)	–	(b)	0.009

Distributions to shareholders from net investment income	(0.051)	(0.048)	(0.012)	–	(b)	–	(b)	(0.009)

Distributions to shareholders from net realized gains	– (b)	– (b)	– (b)	–	(b)	–	(b)	– (b)

Total distributions (c)	(0.051)	(0.048)	(0.012)	–	(b)	–	(b)	(0.009)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Total Return(d)	5.18%	4.88%	1.22%	0.02%		–	%(e)	0.91%

Net assets, end of year (in 000’s)	$373,803	$240,995	$163,715	$87,703		$213,174		$178,351

Ratio of net expenses to average net assets	0.23%	0.23%	0.20%	0.07%		0.15	%(f)	0.23%

Ratio of total expenses to average net assets	0.23%	0.23%	0.23%	0.23%		0.23	%(f)	0.23%

Ratio of net investment income to average net assets	4.92%	4.71%	1.48%	0.01%		–	%(e)(f)	0.70%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Amount is less than 0.005%.
(f)	Annualized.

The accompanying notes are an integral part of these consolidated financial statements.	81

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Treasury Obligations Fund

	Administration Shares

	Year Ended November 30,					For the		For the Fiscal
	2024	2023	2022	2021		Period Ended		Year Ended
						November 30, 2020†		August 31, 2020

Per Share Data

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Net investment income(a)	0.048	0.046	0.011	–	(b)	–	(b)	0.007

Net realized loss	–	(0.001)	– (b)	–	(b)	–	(b)	– (b)

Total from investment operations	0.048	0.045	0.011	–	(b)	–	(b)	0.007

Distributions to shareholders from net investment income	(0.048)	(0.045)	(0.011)	–	(b)	–	(b)	(0.007)

Distributions to shareholders from net realized gains	– (b)	– (b)	– (b)	–	(b)	–	(b)	– (b)

Total distributions (c)	(0.048)	(0.045)	(0.011)	–	(b)	–	(b)	(0.007)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Total Return(d)	4.95%	4.65%	1.06%	0.02%		–	%(e)	0.73%

Net assets, end of year (in 000’s)	$2,915,737	$2,294,770	$1,986,064	$2,923,435		$2,380,299		$2,088,737

Ratio of net expenses to average net assets	0.45%	0.45%	0.36%	0.07%		0.15	%(f)	0.40%

Ratio of total expenses to average net assets	0.45%	0.45%	0.45%	0.45%		0.45	%(f)	0.45%

Ratio of net investment income to average net assets	4.82%	4.56%	1.15%	0.01%		–	%(e)(f)	0.65%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Amount is less than 0.005%.
(f)	Annualized.

82	The accompanying notes are an integral part of these consolidated financial statements.

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Treasury Obligations Fund

	Cash Management Shares

	Year Ended November 30,					For the		For the Fiscal
	2024	2023	2022	2021		Period Ended		Year Ended
						November 30, 2020†		August 31, 2020

Per Share Data

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Net investment income(a)	0.042	0.038	0.008	–	(b)	–	(b)	0.003

Net realized gain	0.001	0.002	– (b)	–	(b)	–	(b)	0.001

Total from investment operations	0.043	0.040	0.008	–	(b)	–	(b)	0.004

Distributions to shareholders from net investment income	(0.043)	(0.040)	(0.008)	–	(b)	–	(b)	(0.004)

Distributions to shareholders from net realized gains	– (b)	– (b)	– (b)	–	(b)	–	(b)	– (b)

Total distributions(b)	(0.043)	(0.040)	(0.008)	–	(b)	–	(b)	(0.004)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Total Return(c)	4.37%	4.08%	0.76%	0.02%		–	%(d)	0.43%

Net assets, end of year (in 000’s)	$29,691	$14,974	$28,115	$29,933		$20,187		$13,015

Ratio of net expenses to average net assets	1.00%	1.00%	0.63%	0.07%		0.15	%(e)	0.68%

Ratio of total expenses to average net assets	1.00%	1.00%	1.00%	1.00%		1.00	%(e)	1.00%

Ratio of net investment income to average net assets	4.24%	3.82%	0.60%	0.01%		0.01	%(e)	0.35%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(d)	Amount is less than 0.005%.
(e)	Annualized.

The accompanying notes are an integral part of these consolidated financial statements.	83

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Treasury Obligations Fund

	Premier Shares

	Year Ended November 30,					For the		For the Fiscal
	2024	2023	2022	2021		Period Ended		Year Ended
						November 30, 2020†		August 31, 2020

Per Share Data

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Net investment income(a)	0.047	0.044	0.010	–	(b)	–	(b)	0.006

Net realized gain	–	–	– (b)	–	(b)	–	(b)	0.001

Total from investment operations	0.047	0.044	0.010	–	(b)	–	(b)	0.007

Distributions to shareholders from net investment income	(0.047)	(0.044)	(0.010)	–	(b)	–	(b)	(0.007)

Distributions to shareholders from net realized gains	– (b)	– (b)	– (b)	–	(b)	–	(b)	– (b)

Total distributions (c)	(0.047)	(0.044)	(0.010)	–	(b)	–	(b)	(0.007)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Total Return(d)	4.84%	4.55%	1.00%	0.02%		–	%(e)	0.68%

Net assets, end of year (in 000’s)	$16,648	$15,290	$42,003	$13,495		$13,573		$17,568

Ratio of net expenses to average net assets	0.55%	0.55%	0.45%	0.07%		0.15	%(f)	0.46%

Ratio of total expenses to average net assets	0.55%	0.55%	0.55%	0.55%		0.55	%(f)	0.55%

Ratio of net investment income to average net assets	4.72%	4.38%	1.45%	0.01%		–	%(e)(f)	0.62%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Amount is less than 0.005%.
(f)	Annualized.

84	The accompanying notes are an integral part of these consolidated financial statements.

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Treasury Obligations Fund

	Resource Shares

	Year Ended November 30,					For the		For the Fiscal
	2024	2023	2022	2021		Period Ended		Year Ended
						November 30, 2020†		August 31, 2020

Per Share Data

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Net investment income(a)	0.044	0.044	0.009	–	(b)	0.001		0.006

Net realized loss	–	(0.002)	– (b)	–	(b)	–	(b)	– (b)

Total from investment operations	0.044	0.042	0.009	–	(b)	0.001		0.006

Distributions to shareholders from net investment income	(0.044)	(0.042)	(0.009)	–	(b)	(0.001)		(0.006)

Distributions to shareholders from net realized gains	– (b)	– (b)	– (b)	–	(b)	–	(b)	– (b)

Total distributions (c)	(0.044)	(0.042)	(0.009)	–	(b)	(0.001)		(0.006)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Total Return(d)	4.53%	4.23%	0.83%	0.02%		–	%(e)	0.51%

Net assets, end of year (in 000’s)	$32,417	$11,752	$1	$1		$1		$1

Ratio of net expenses to average net assets	0.85%	0.85%	0.35%	0.07%		0.15	%(f)	0.39%

Ratio of total expenses to average net assets	0.85%	0.85%	0.85%	0.85%		0.85	%(f)	0.85%

Ratio of net investment income to average net assets	4.36%	4.38%	0.88%	0.03%		0.34	%(f)	0.59%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Amount is less than 0.005%.
(f)	Annualized.

The accompanying notes are an integral part of these consolidated financial statements.	85

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Treasury Solutions Fund

	Institutional Shares

	Year Ended November 30,					For the		For the Fiscal
	2024	2023	2022	2021		Period Ended		Year Ended
						November 30, 2020†		August 31, 2020

Per Share Data

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Net investment income(a)	0.051	0.048	0.012	–	(b)	–	(b)	0.007

Net realized gain	–	– (b)	– (b)	–	(b)	–	(b)	0.003

Total from investment operations	0.051	0.048	0.012	–	(b)	–	(b)	0.010

Distributions to shareholders from net investment income	(0.051)	(0.048)	(0.012)	–	(b)	–	(b)	(0.010)

Distributions to shareholders from net realized gains	– (b)	– (b)	– (b)	–	(b)	–	(b)	– (b)

Total distributions (c)	(0.051)	(0.048)	(0.012)	–	(b)	–	(b)	(0.010)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Total Return(d)	5.21%	4.91%	1.24%	0.01%		–	%(e)	0.96%

Net assets, end of year (in 000’s)	$12,840,990	$13,623,371	$14,341,376	$9,632,239		$10,518,867		$11,543,913

Ratio of net expenses to average net assets	0.20%	0.20%	0.17%	0.09%		0.17	%(f)	0.20%

Ratio of total expenses to average net assets	0.20%	0.20%	0.20%	0.20%		0.20	%(f)	0.20%

Ratio of net investment income to average net assets	5.06%	4.82%	1.41%	–	%(e)	–	%(e)(f)	0.70%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Amount is less than 0.005%.
(f)	Annualized.

86	The accompanying notes are an integral part of these consolidated financial statements.

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Treasury Solutions Fund

	Capital Shares

	Year Ended November 30,					For the		For the Fiscal
	2024	2023	2022	2021		Period Ended		Year Ended
						November 30, 2020†		August 31, 2020

Per Share Data

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Net investment income(a)	0.049	0.046	0.011	–	(b)	–	(b)	0.007

Net realized gain	–	– (b)	– (b)	–	(b)	–	(b)	0.001

Total from investment operations	0.049	0.046	0.011	–	(b)	–	(b)	0.008

Distributions to shareholders from net investment income	(0.049)	(0.046)	(0.011)	–	(b)	–	(b)	(0.008)

Distributions to shareholders from net realized gains	– (b)	– (b)	– (b)	–	(b)	–	(b)	– (b)

Total distributions (c)	(0.049)	(0.046)	(0.011)	–	(b)	–	(b)	(0.008)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Total Return(d)	5.05%	4.76%	1.13%	0.01%		–	%(e)	0.83%

Net assets, end of year (in 000’s)	$156,600	$164,197	$206,167	$243,876		$234,344		$201,227

Ratio of net expenses to average net assets	0.35%	0.35%	0.27%	0.09%		0.17	%(f)	0.32%

Ratio of total expenses to average net assets	0.35%	0.35%	0.35%	0.35%		0.35	%(f)	0.35%

Ratio of net investment income to average net assets	4.92%	4.60%	0.94%	–	%(e)	–	%(e)(f)	0.65%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Amount is less than 0.005%.
(f)	Annualized.

The accompanying notes are an integral part of these consolidated financial statements.	87

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Treasury Solutions Fund

	Service Shares

	Year Ended November 30,					For the		For the Fiscal
	2024	2023	2022	2021		Period Ended		Year Ended
						November 30, 2020†		August 31, 2020

Per Share Data

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Net investment income(a)	0.046	0.045	0.009	–	(b)	–	(b)	0.005

Net realized gain	–	– (b)	– (b)	–	(b)	–	(b)	0.001

Total from investment operations	0.046	0.045	0.009	–	(b)	–	(b)	0.006

Distributions to shareholders from net investment income	(0.046)	(0.043)	(0.009)	–	(b)	–	(b)	(0.006)

Distributions to shareholders from net realized gains	– (b)	– (b)	– (b)	–	(b)	–	(b)	– (b)

Total distributions (c)	(0.046)	(0.043)	(0.009)	–	(b)	–	(b)	(0.006)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Total Return(d)	4.68%	4.39%	0.91%	0.01%		–	%(e)	0.62%

Net assets, end of year (in 000’s)	$440,947	$418,452	$158,102	$233,842		$240,184		$208,499

Ratio of net expenses to average net assets	0.70%	0.70%	0.45%	0.09%		0.17	%(f)	0.50%

Ratio of total expenses to average net assets	0.70%	0.70%	0.70%	0.70%		0.70	%(f)	0.70%

Ratio of net investment income to average net assets	4.57%	4.45%	0.81%	–	%(e)	–	%(e)(f)	0.47%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Amount is less than 0.005%.
(f)	Annualized.

88	The accompanying notes are an integral part of these consolidated financial statements.

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Treasury Solutions Fund

	Preferred Shares

	Year Ended November 30,					For the		For the Fiscal
	2024	2023	2022	2021		Period Ended		Year Ended
						November 30, 2020†		August 31, 2020

Per Share Data

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Net investment income(a)	0.050	0.047	0.012	–	(b)	–	(b)	0.008

Net realized gain	–	– (b)	– (b)	–	(b)	–	(b)	0.001

Total from investment operations	0.050	0.047	0.012	–	(b)	–	(b)	0.009

Distributions to shareholders from net investment income	(0.050)	(0.047)	(0.012)	–	(b)	–	(b)	(0.009)

Distributions to shareholders from net realized gains	– (b)	– (b)	– (b)	–	(b)	–	(b)	– (b)

Total distributions (c)	(0.050)	(0.047)	(0.012)	–	(b)	–	(b)	(0.009)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Total Return(d)	5.10%	4.81%	1.17%	0.01%		–	%(e)	0.87%

Net assets, end of year (in 000’s)	$53,668	$46,330	$64,568	$51,188		$59,340		$52,791

Ratio of net expenses to average net assets	0.30%	0.30%	0.24%	0.09%		0.17	%(f)	0.29%

Ratio of total expenses to average net assets	0.30%	0.30%	0.30%	0.30%		0.30	%(f)	0.30%

Ratio of net investment income to average net assets	4.97%	4.69%	1.14%	–	%(e)	–	%(e)(f)	0.78%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Amount is less than 0.005%.
(f)	Annualized.

The accompanying notes are an integral part of these consolidated financial statements.	89

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Treasury Solutions Fund

	Select Shares

	Year Ended November 30,					For the		For the Fiscal
	2024	2023	2022	2021		Period Ended		Year Ended
						November 30, 2020†		August 31, 2020

Per Share Data

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Net investment income(a)	0.048	0.046	0.012	–	(b)	–	(b)	0.009

Net realized gain	0.003	– (b)	– (b)	–	(b)	–	(b)	– (b)

Total from investment operations	0.051	0.046	0.012	–	(b)	–	(b)	0.009

Distributions to shareholders from net investment income	(0.051)	(0.048)	(0.012)	–	(b)	–	(b)	(0.009)

Distributions to shareholders from net realized gains	– (b)	– (b)	– (b)	–	(b)	–	(b)	– (b)

Total distributions (c)	(0.051)	(0.048)	(0.012)	–	(b)	–	(b)	(0.009)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Total Return(d)	5.18%	4.88%	1.22%	0.01%		–	%(e)	0.93%

Net assets, end of year (in 000’s)	$8,852	$2,039	$10,533	$5,519		$6,547		$7,067

Ratio of net expenses to average net assets	0.23%	0.23%	0.20%	0.09%		0.17	%(f)	0.23%

Ratio of total expenses to average net assets	0.23%	0.23%	0.23%	0.23%		0.23	%(f)	0.23%

Ratio of net investment income to average net assets	4.83%	4.55%	1.51%	–	%(e)	–	%(e)(f)	0.91%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Amount is less than 0.005%.
(f)	Annualized.

90	The accompanying notes are an integral part of these consolidated financial statements.

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Treasury Solutions Fund

	Administration Shares

	Year Ended November 30,					For the		For the Fiscal
	2024	2023	2022	2021		Period Ended		Year Ended
						November 30, 2020†		August 31, 2020

Per Share Data

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Net investment income(a)	0.048	0.045	0.011	–	(b)	–	(b)	0.006

Net realized gain	–	– (b)	– (b)	–	(b)	–	(b)	0.002

Total from investment operations	0.048	0.045	0.011	–	(b)	–	(b)	0.008

Distributions to shareholders from net investment income	(0.048)	(0.045)	(0.011)	–	(b)	–	(b)	(0.008)

Distributions to shareholders from net realized gains	– (b)	– (b)	– (b)	–	(b)	–	(b)	– (b)

Total distributions (c)	(0.048)	(0.045)	(0.011)	–	(b)	–	(b)	(0.008)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Total Return(d)	4.95%	4.65%	1.06%	0.01%		–	%(e)	0.77%

Net assets, end of year (in 000’s)	$817,770	$799,651	$803,909	$375,220		$610,539		$443,470

Ratio of net expenses to average net assets	0.45%	0.45%	0.37%	0.09%		0.17	%(f)	0.38%

Ratio of total expenses to average net assets	0.45%	0.45%	0.45%	0.45%		0.45	%(f)	0.45%

Ratio of net investment income to average net assets	4.83%	4.53%	1.16%	–	%(e)	–	%(e)(f)	0.61%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Amount is less than 0.005%.
(f)	Annualized.

The accompanying notes are an integral part of these consolidated financial statements.	91

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Treasury Solutions Fund

	Cash Management Shares

	Year Ended November 30,					For the		For the Fiscal
	2024	2023	2022	2021		Period Ended		Year Ended
						November 30, 2020†		August 31, 2020

Per Share Data

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Net investment income(a)	0.042	0.039	0.008	–	(b)	–	(b)	0.004

Net realized gain	0.001	– (b)	– (b)	–	(b)	–	(b)	– (b)

Total from investment operations	0.043	0.039	0.008	–	(b)	–	(b)	0.004

Distributions to shareholders from net investment income	(0.043)	(0.040)	(0.008)	–	(b)	–	(b)	(0.004)

Distributions to shareholders from net realized gains	– (b)	– (b)	– (b)	–	(b)	–	(b)	– (b)

Total distributions (c)	(0.043)	(0.040)	(0.008)	–	(b)	–	(b)	(0.004)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Total Return(d)	4.37%	4.08%	0.76%	0.01%		–	%(e)	0.45%

Net assets, end of year (in 000’s)	$264,893	$165,859	$320,794	$371,768		$262,647		$272,981

Ratio of net expenses to average net assets	1.00%	1.00%	0.61%	0.09%		0.17	%(f)	0.70%

Ratio of total expenses to average net assets	1.00%	1.00%	1.00%	1.00%		1.00	%(f)	1.00%

Ratio of net investment income to average net assets	4.23%	3.90%	0.64%	–	%(e)	–	%(e)(f)	0.37%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Amount is less than 0.005%.
(f)	Annualized.

92	The accompanying notes are an integral part of these consolidated financial statements.

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Treasury Solutions Fund

	Premier Shares

	Year Ended November 30,					For the		For the Fiscal
	2024	2023	2022	2021		Period Ended		Year Ended
						November 30, 2020†		August 31, 2020

Per Share Data

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Net investment income(a)	0.047	0.044	0.010	–	(b)	–	(b)	0.006

Net realized gain	–	– (b)	– (b)	–	(b)	–	(b)	0.001

Total from investment operations	0.047	0.044	0.010	–	(b)	–	(b)	0.007

Distributions to shareholders from net investment income	(0.047)	(0.044)	(0.010)	–	(b)	–	(b)	(0.007)

Distributions to shareholders from net realized gains	– (b)	– (b)	– (b)	–	(b)	–	(b)	– (b)

Total distributions (c)	(0.047)	(0.044)	(0.010)	–	(b)	–	(b)	(0.007)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Total Return(d)	4.84%	4.55%	1.00%	0.01%		–	%(e)	0.71%

Net assets, end of year (in 000’s)	$102,169	$66,816	$91,667	$122,233		$79,208		$127,497

Ratio of net expenses to average net assets	0.55%	0.55%	0.39%	0.09%		0.17	%(f)	0.45%

Ratio of total expenses to average net assets	0.55%	0.55%	0.55%	0.55%		0.55	%(f)	0.55%

Ratio of net investment income to average net assets	4.71%	4.40%	0.85%	–	%(e)	–	%(e)(f)	0.63%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Amount is less than 0.005%.
(f)	Annualized.

The accompanying notes are an integral part of these consolidated financial statements.	93

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Notes to Financial Statements November 30, 2024

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Fund	Share Classes Offered	Diversified/ Non-Diversified

Financial Square Federal Instruments Fund	D, Institutional, Capital, Service, Preferred, Administration and Cash Management	Diversified

Financial Square Government Fund	A, C, D, Institutional, Capital, Service, Preferred, Select, Administration, Cash Management, Premier, Resource, R6, Drexel Hamilton, Loop and Seelaus	Diversified

Financial Square Treasury Instruments Fund	D, Institutional, Capital, Service, Preferred, Select, Administration, Cash Management, Premier, Loop and Seelaus	Diversified

Financial Square Treasury Obligations Fund	Institutional, Capital, Service, Preferred, Select, Administration, Cash Management, Premier and Resource	Diversified

Financial Square Treasury Solutions Fund	Institutional, Capital, Service, Preferred, Select, Administration, Cash Management, and Premier	Diversified

Class C Shares may typically be acquired only in an exchange for Class C Shares of another Goldman Sachs Fund. Class C Shares may be subject to a contingent deferred sales charge (“CDSC”) of 1.00% during the first 12 months, measured from the time the original shares subject to the CDSC were acquired.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to management agreements (the “Agreements”) with the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A. Investment Valuation — The investment valuation policy of the Funds is to use the amortized-cost method permitted by Rule 2a-7 under the Act for valuing portfolio securities. The amortized-cost method of valuation involves valuing a security at its cost and thereafter applying a constant accretion or amortization to maturity of any discount or premium. Normally, a security’s amortized cost will approximate its market value. Under procedures and tolerances approved by the Board of Trustees (“Trustees”), GSAM evaluates daily the difference between each Fund’s net asset value (“NAV”) per share using the amortized costs of its portfolio securities and the Fund’s NAV per share using market-based values of its portfolio securities. The market-based value of a portfolio security is determined, where readily available, on the basis of market quotations provided by pricing services or securities dealers, or, where accurate market quotations are not readily available, on the basis of the security’s fair value as determined in accordance with the Valuation Procedures. The pricing services may use valuation models or matrix pricing, which may consider (among other things): (i) yield or price with respect to debt securities that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value.

B. Investment Income and Investments — Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost.

C. Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of each Fund are allocated daily based upon the proportion of net assets of each class. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution, Service, Distribution and Service, Administration, Service and Administration, and Shareholder Administration fees and Transfer Agency fees. Non-class specific expenses directly

94

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

incurred by a Fund are charged to that Fund, while such expenses incurred by the Trust are allocated across the respective Funds on a straight-line and/or pro-rata basis depending upon the nature of the expenses.

D. Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies (mutual funds) and to distribute each year substantially all of its investment company taxable and tax-exempt income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are declared and recorded daily and paid monthly by the Funds and may include short-term capital gains. Long-term capital gain distributions, if any, are declared and paid annually. A Fund may defer or accelerate the timing of the distribution of short-term capital gains (or any portion thereof).

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E. Forward Commitments — A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of forward commitments prior to settlement which may result in a realized gain or loss.

F. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

An MRA governs transactions between a Fund and select counterparties. An MRA contains provisions for, among other things, initiation of the transaction, income payments, events of default, and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

If the seller defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that a Fund’s interest in the collateral is not enforceable, resulting in additional losses to the Fund.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities

95

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Notes to Financial Statements (continued) November 30, 2024

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

(Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Trustees have approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation (including both the amortized cost and market-based methods of valuation) of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies related to the market-based method of valuation, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

As of November 30, 2024, all investments are classified as Level 2 of the fair value hierarchy. Please refer to the Schedules of Investments for further detail.

4. AGREEMENTS AND AFFILIATED TRANSACTIONS

A. Management Agreements — Under the Agreements, GSAM manages the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreements, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

B. Administration, Service and/or Shareholder Administration Plans — The Trust, on behalf of each applicable Fund, has adopted Administration, Service and/or Shareholder Administration Plans (the “Plans”) to allow Class C, Select, Preferred, Capital, Administration, Premier, Service, Resource and Cash Management Shares to compensate service organizations (including Goldman Sachs) for providing varying levels of account administration and/or personal and account maintenance services to their customers who are beneficial owners of such shares. The Plans provide for compensation to the service organizations equal to an annual percentage rate of the average daily net assets of such shares.

C. Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Class A Shares of each applicable Fund, has adopted a Distribution and Service Plan subject to Rule 12b-1 under the Act. Under the Distribution and Service Plan, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A Shares of the Funds, as set forth below.

The Trust, on behalf of Class C, Resource and Cash Management Shares of each applicable Fund, has adopted Distribution Plans subject to Rule 12b-1 under the Act. Under the Distribution Plans, Goldman Sachs as Distributor is entitled to a fee accrued daily and paid monthly for distribution services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class C, Resource and Cash Management Shares of the Funds, as set forth below.

96

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

The Trust, on behalf of the Service Shares of each applicable Fund, has adopted a Service Plan subject to Rule 12b-1 under the Act to allow Service Shares to compensate service organizations (including Goldman Sachs) for providing personal and account maintenance services to their customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations equal to an annual percentage rate of the average daily net assets attributable to Service Shares of the Funds, as set forth below.

D. Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Funds pursuant to a Distribution Agreement, may retain a portion of the Class C Shares’ CDSC. During the fiscal year ended November 30, 2024, Goldman Sachs retained $1,875 in CDSCs with respect to Class C Shares of the Financial Square Government Fund.

E. Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Funds for a fee pursuant to a Transfer Agency Agreement. The fee charged for such transfer agency services is accrued daily and paid monthly and is equal to an annual percentage rate of each Fund’s average daily net assets.

F. Other Agreements — GSAM has agreed to reduce or limit certain “Other Expenses” of the Funds (excluding acquired fund fees and expenses, transfer agency fees and expenses, administration fees (as applicable), service fees (as applicable), shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, 0.014% of the average daily net assets of each Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. These Other Expense limitations will remain in place through at least March 29, 2025, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees.

In addition, the Funds have entered into certain offset arrangements with the custodian, which may result in a reduction of the Funds’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.

G. Total Fund Expenses

Fund Contractual Fees

The contractual management fee rate is 0.18% for the Financial Square Federal Instruments, Financial Square Treasury Instruments, Financial Square Treasury Obligations and Financial Square Treasury Solutions Funds and 0.16% for the Financial Square Government Fund. The Transfer Agency Fee is 0.01% for all funds.

Other contractual annualized rates for each of the Funds are as follows:

	Class A Shares(a)	Class C Shares(a)	Capital Shares	Service Shares	Preferred Shares	Select Shares

Administration, Service and/or Shareholder Administration Fees*	N/A	0.25%	0.15%	0.25%	0.10%	0.03%

Distribution and/or Service (12b-1) Fees	0.25%	0.75%(b)	N/A	0.25%(c)	N/A	N/A

	Administration Shares	Cash Management Shares	Premier Shares	Resource Shares

Administration, Service and/or Shareholder Administration Fees*	0.25%	0.50%	0.35%	0.50%

Distribution and/or Service (12b-1) Fees	N/A	0.30%(b)	N/A	0.15%(b)

*

Class D Shares, Institutional Shares, Class R6 Shares, Drexel Hamilton Class Shares, Loop Class Shares, and Seelaus Class Shares have no Administration, Service, Shareholder Administration or Distribution and/or Service (12b-1) fees.

(a)	Financial Square Government Fund only.

(b)	Distribution (12b-1) fee only.

(c)	Service (12b-1) fee only.

N/A Fees not applicable to respective share class.

97

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Notes to Financial Statements (continued) November 30, 2024

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Fund Effective Net Expenses (After Waivers and Reimbursements)

The investment adviser may contractually agree to waive or reimburse certain fees and expenses until a specified date. The investment adviser may also voluntarily waive certain fees and expenses, and such voluntary waivers may be discontinued or modified at any time without notice.

The Funds are not obligated to reimburse GSAM or Goldman Sachs for prior fiscal year fee waivers and/or expense reimbursements, if any.

For the fiscal year ended November 30, 2024, expense reductions including any fee waivers and Other Expense reimbursements were as follows (in thousands):

Fund	Other Expense Reimbursements	Total Expense Reductions

Financial Square Government Fund	$ 18	$ 18

For the fiscal year ended November 30, 2024, the net effective management fee rate was 0.16% for the Financial Square Government Fund and 0.18% for Financial Square Federal Instruments, Financial Square Treasury Instruments, Financial Square Treasury Obligations, and Financial Square Treasury Solutions Funds.

H. Other Transactions with Affiliates — A Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers, or common Trustees.

For the fiscal year ended November 30, 2024, the purchase and sale transactions and related net realized gain (loss) for the Funds with affiliated funds in compliance with Rule 17a-7 under the Act were as follows:

Fund	Purchases	Sales	Net Realized Gain/(Loss)

Financial Square Federal Instruments Fund	$7,698,151	$—	$—

Financial Square Government Fund	155,079,865	—	—

Financial Square Treasury Instruments Fund	—	200,185,967	27,129

Financial Square Treasury Obligations Fund	30,092,355	—	—

Financial Square Treasury Solutions Fund	18,702,975	—	—

As of November 30, 2024, The Goldman Sachs Group, Inc. was the beneficial owner of 5% or more of the outstanding share classes of the following Funds:

Fund	Capital Shares	Seelaus Class Shares

Financial Square Federal Instruments Fund	100%	–%

Financial Square Treasury Instruments Fund	–	100

I. Line of Credit Facility — As of November 30, 2024, the Funds participated in a $1,150,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the fiscal year ended November 30, 2024, the Funds did not have any borrowings under the facility. Prior to April 16, 2024, the facility was $1,110,000,000.

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GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

5. TAX INFORMATION

The tax character of distributions paid during the fiscal year ended November 30, 2024 was as follows:

	Financial Square Federal Instruments Fund	Financial Square Government Fund	Financial Square Treasury Instruments Fund	Financial Square Treasury Obligations Fund	Financial Square Treasury Solutions Fund

Distributions paid from:

Ordinary Income	$311,797,679	$11,973,418,727	$4,233,489,593	$2,133,455,919	$730,171,080

Long-term capital gains	—	—	—	109,279	—

Total taxable distributions	$311,797,679	$11,973,418,727	$4,233,489,593	$2,133,565,198	$730,171,080

The tax character of distributions paid during the fiscal year ended November 30, 2023 was as follows:

	Financial Square Federal Instruments Fund	Financial Square Government Fund	Financial Square Treasury Instruments Fund	Financial Square Treasury Obligations Fund	Financial Square Treasury Solutions Fund

Distributions paid from:

Ordinary Income	$251,073,696	$12,117,114,943	$4,107,970,494	$2,084,339,849	$713,209,133

Total taxable distributions	$251,073,696	$12,117,114,943	$4,107,970,494	$2,084,339,849	$713,209,133

As of November 30, 2024, the components of accumulated earnings (losses) on a tax basis were as follows:

	Financial Square Federal Instruments Fund	Financial Square Government Fund	Financial Square Treasury Instruments Fund	Financial Square Treasury Obligations Fund	Financial Square Treasury Solutions Fund

Undistributed ordinary income — net	$6,773,053	$528,076,447	$180,672,032	$100,887,435	$19,864,591

Capital loss carryforwards:

Perpetual Short-Term	—	—	(18,234,570)	—	—

Perpetual Long-Term	—	—	(1,320,417)	—	—

Total capital loss carryforwards	—	—	(19,554,987)	—	—

Timing differences — Dividends Payable	(5,911,093)	(503,774,294)	(151,023,774)	(94,220,045)	(17,702,836)

Timing differences — (Post October Capital Loss Deferral)	—	—	—	—	(1,182)

Unrealized gains (losses) — net	(79,710)	(2,510,819)	(1,198,274)	(561,552)	(186,059)

Total accumulated earnings (losses) — net	$782,250	$21,791,334	$8,894,997	$6,105,838	$1,974,514

For the period ended November 30, 2024, the Financial Square Federal Instruments Fund, Financial Square Government Fund, Financial Square Treasury Instruments Fund, and Financial Square Treasury Solutions Fund utilized $493,410, $41,163,646, $27,697,732, and $1,071,449, respectively, in Capital Loss Carryforwards.

The aggregate cost for each Fund stated in the accompanying Statements of Assets and Liabilities also represents aggregate cost for U.S. federal income tax purposes.

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior three tax years, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

99

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Notes to Financial Statements (continued) November 30, 2024

6. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Credit/Default Risk — An issuer or guarantor of a security held by a Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair a Fund’s liquidity and cause significant deterioration in NAV.

Interest Rate Risk — When interest rates increase, a Fund’s yield will tend to be lower than prevailing market rates, and the market value of its investments will generally decline. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Fund performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates. A low interest rate environment poses additional risks to a Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of current income, or minimize the volatility of the Fund’s NAV per share and/ or achieve its investment objective. Fluctuations in interest rates may also affect the liquidity of the Fund investments. A sudden or unpredictable increase in interest rates may cause volatility in the market and may decrease the liquidity of the Fund’s investments, which would make it harder for the Fund to sell its investments at an advantageous time.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

Liquidity Risk — The Funds may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect a Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, declining prices of the securities sold, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which a Fund has unsettled or open transactions defaults.

100

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

7. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

8. OTHER MATTERS

Exemptive Orders — Pursuant to SEC exemptive orders, the Funds may enter into certain principal transactions, including repurchase agreements, with Goldman Sachs.

9. SUBSEQUENT EVENTS

Subsequent events have been evaluated through the date of issuance, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

10. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Financial Square Federal Instruments Fund

	For the Fiscal Year Ended November 30, 2024	For the Fiscal Year Ended November 30, 2023

	Shares	Shares

Class D Shares
Shares sold	1,807,286	15,623,952

Reinvestment of distributions	65,066	391,900

Shares redeemed	(2,087,340)	(14,574,660)

	(214,988)	1,441,192

Institutional Shares
Shares sold	13,360,449,583	15,223,542,211

Reinvestment of distributions	236,236,811	202,583,320

Shares redeemed	(11,984,612,501)	(13,786,122,450)

	1,612,073,893	1,640,003,081

Capital Shares
Shares sold	—	—

Reinvestment of distributions	2,802	3,861

Shares redeemed	—	(78,421)

	2,802	(74,560)

Service Shares
Shares sold	8,990,966	41,384,629

Reinvestment of distributions	140,947	994,836

Shares redeemed	(26,931,011)	(7,533,677)

	(17,799,098)	34,845,788

101

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Notes to Financial Statements (continued) November 30, 2024

10. SUMMARY OF SHARE TRANSACTIONS (continued)

	Financial Square Federal Instruments Fund

	For the Fiscal Year Ended November 30, 2024	For the Fiscal Year Ended November 30, 2023

	Shares	Shares

Preferred Shares
Shares sold	272,729,867	227,803,873

Reinvestment of distributions	6,405,232	6,556,817

Shares redeemed	(246,723,389)	(301,100,789)

	32,411,710	(66,740,099)

Select Shares
Shares sold	—	—

Reinvestment of distributions	—	1,316

Shares redeemed	—	(51,316)

	—	(50,000)

Administration Shares
Shares sold	283,397,839	390,381,509

Reinvestment of distributions	6,209,080	4,246,158

Shares redeemed	(283,903,711)	(291,442,209)

	5,703,208	103,185,458

Cash Management Shares
Shares sold	122,178,884	79,075,044

Reinvestment of distributions	1,189,689	585,183

Shares redeemed	(88,475,726)	(66,370,789)

	34,892,847	13,289,438

NET INCREASE IN SHARES	1,667,070,374	1,725,847,866

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GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

10. SUMMARY OF SHARE TRANSACTIONS (continued)

Share activity is as follows:

	Financial Square Government Fund

	For the Fiscal Year Ended November 30, 2024	For the Fiscal Year Ended November 30, 2023

	Shares	Shares

Class A Shares
Shares sold	5,177,644,426	3,864,020,769

Reinvestment of distributions	170,167,908	72,665,575

Shares redeemed	(3,579,540,174)	(1,968,192,183)

	1,768,272,160	1,968,494,161

Class C Shares
Shares sold	1,697,540	2,342,066

Reinvestment of distributions	214,120	215,966

Shares redeemed	(2,475,103)	(2,924,360)

	(563,443)	(366,328)

Class D Shares
Shares sold	175,653,273	222,067,784

Reinvestment of distributions	4,774,265	3,619,467

Shares redeemed	(175,506,817)	(144,062,024)

	4,920,721	81,625,227

Institutional Shares
Shares sold	1,658,674,501,351	1,709,281,167,244

Reinvestment of distributions	5,371,160,186	5,771,603,696

Shares redeemed	(1,658,919,093,398)	(1,730,543,918,279)

	5,126,568,139	(15,491,147,339)

Capital Shares
Shares sold	14,037,858,495	16,024,764,086

Reinvestment of distributions	30,417,784	33,725,975

Shares redeemed	(14,160,115,567)	(15,289,818,201)

	(91,839,288)	768,671,860

Service Shares
Shares sold	5,583,832,229	4,940,393,679

Reinvestment of distributions	26,165,438	28,851,225

Shares redeemed	(5,753,697,632)	(4,682,860,862)

	(143,699,965)	286,384,042

Preferred Shares
Shares sold	12,127,366,091	6,919,362,284

Reinvestment of distributions	22,083,645	25,590,909

Shares redeemed	(12,361,483,772)	(6,503,214,745)

	(212,034,036)	441,738,448

Select Shares
Shares sold	3,109,381,194	4,424,529,505

Reinvestment of distributions	41,655,190	54,671,621

Shares redeemed	(3,369,577,006)	(4,243,105,221)

	(218,540,622)	236,095,905

103

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Notes to Financial Statements (continued) November 30, 2024

10. SUMMARY OF SHARE TRANSACTIONS (continued)

	Financial Square Government Fund

	For the Fiscal Year Ended November 30, 2024	For the Fiscal Year Ended November 30, 2023

	Shares	Shares

Administration Shares
Shares sold	43,561,825,529	38,738,042,080

Reinvestment of distributions	125,010,801	102,992,227

Shares redeemed	(41,242,731,091)	(37,952,384,761)

	2,444,105,239	888,649,546

Cash Management Shares
Shares sold	3,336,371,978	2,061,358,471

Reinvestment of distributions	24,789,215	12,596,239

Shares redeemed	(3,265,169,768)	(1,679,972,433)

	95,991,425	393,982,277

Premier Shares
Shares sold	405,822,231	287,481,937

Reinvestment of distributions	4,879,914	4,785,225

Shares redeemed	(408,892,817)	(537,515,419)

	1,809,328	(245,248,257)

Resource Shares
Shares sold	4,939,555	1,557,257

Reinvestment of distributions	421,205	356,102

Shares redeemed	(3,446,086)	(2,614,239)

	1,914,674	(700,880)

Class R6 Shares
Shares sold	993,107,976	783,381,015

Reinvestment of distributions	22,611,977	13,991,762

Shares redeemed	(814,402,699)	(748,837,643)

	201,317,254	48,535,134

Drexel Hamilton Class Shares
Shares sold	135,748,179,191	99,187,153,689

Reinvestment of distributions	89,961,783	102,468,930

Shares redeemed	(135,102,108,404)	(95,841,074,801)

	736,032,570	3,448,547,818

Loop Class Shares
Shares sold	37,927,378,602	45,907,230,224

Reinvestment of distributions	89,142,673	92,450,535

Shares redeemed	(37,238,910,651)	(45,443,393,352)

	777,610,624	556,287,407

Seelaus Class Shares
Shares sold	5,619,380,296	6,886,314,332

Reinvestment of distributions	41,794,482	52,298,893

Shares redeemed	(3,999,503,297)	(8,259,267,031)

	1,661,671,481	(1,320,653,806)

NET INCREASE (DECREASE) IN SHARES	12,153,536,261	(7,939,104,785)

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GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

10. SUMMARY OF SHARE TRANSACTIONS (continued)

Share activity is as follows:

	Financial Square Treasury Instruments Fund

	For the Fiscal Year Ended November 30, 2024	For the Fiscal Year Ended November 30, 2023

	Shares	Shares

Class D Shares
Shares sold	99,722,223	94,725,973

Reinvestment of distributions	1,785,104	1,367,762

Shares redeemed	(98,034,476)	(68,068,931)

	3,472,851	28,024,804

Institutional Shares
Shares sold	236,924,705,390	267,705,156,936

Reinvestment of distributions	2,360,013,397	2,251,019,401

Shares redeemed	(231,956,446,174)	(283,013,373,801)

	7,328,272,613	(13,057,197,464)

Capital Shares
Shares sold	7,375,272,512	7,637,581,127

Reinvestment of distributions	27,046,255	41,096,265

Shares redeemed	(6,868,021,930)	(8,116,093,238)

	534,296,837	(437,415,846)

Service Shares
Shares sold	5,806,243,704	2,038,762,441

Reinvestment of distributions	6,190,523	2,831,532

Shares redeemed	(4,461,980,036)	(2,255,996,645)

	1,350,454,191	(214,402,672)

Preferred Shares
Shares sold	447,691,934	417,084,596

Reinvestment of distributions	3,017,825	3,752,623

Shares redeemed	(433,017,868)	(394,353,199)

	17,691,891	26,484,020

Select Shares
Shares sold	1,423,770,747	1,275,716,708

Reinvestment of distributions	20,853,305	18,072,556

Shares redeemed	(1,677,779,047)	(1,147,373,058)

	(233,154,995)	146,416,206

Administration Shares
Shares sold	12,790,943,965	13,308,710,724

Reinvestment of distributions	63,718,092	71,506,073

Shares redeemed	(12,535,810,483)	(13,369,411,281)

	318,851,574	10,805,516

Cash Management Shares
Shares sold	171,795,793	135,978,468

Reinvestment of distributions	1,630,068	1,254,666

Shares redeemed	(149,193,335)	(113,155,176)

	24,232,526	24,077,958

105

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Notes to Financial Statements (continued) November 30, 2024

10. SUMMARY OF SHARE TRANSACTIONS (continued)

	Financial Square Treasury Instruments Fund

	For the Fiscal Year Ended November 30, 2024	For the Fiscal Year Ended November 30, 2023

	Shares	Shares

Premier Shares
Shares sold	1,896,256,304	946,809,233

Reinvestment of distributions	53	47

Shares redeemed	(1,367,946,604)	(468,197,857)

	528,309,753	478,611,423

Loop Class Shares
Shares sold	88,250,000	223,778,796

Reinvestment of distributions	2,112,986	4,813,716

Shares redeemed	(89,233,731)	(339,119,142)

	1,129,255	(110,526,630)

Seelaus Class Shares
Shares sold	318,250,000	2,100,223,346

Reinvestment of distributions	27,844	386,774

Shares redeemed	(330,360,561)	(2,088,526,362)

	(12,082,717)	12,083,758

NET INCREASE (DECREASE) IN SHARES	9,861,473,779	(13,093,039,961)

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GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

10. SUMMARY OF SHARE TRANSACTIONS (continued)

Share activity is as follows:

	Financial Square Treasury Obligations Fund

	For the Fiscal Year Ended November 30, 2024	For the Fiscal Year Ended November 30, 2023

	Shares	Shares

Institutional Shares
Shares sold	235,444,904,789	384,438,590,123

Reinvestment of distributions	905,031,371	882,265,535

Shares redeemed	(242,991,956,870)	(380,259,638,671)

	(6,642,020,710)	5,061,216,987

Capital Shares
Shares sold	6,019,043,023	4,313,561,384

Reinvestment of distributions	10,763,735	16,068,099

Shares redeemed	(5,685,482,185)	(3,984,390,716)

	344,324,573	345,238,767

Service Shares
Shares sold	3,141,927,751	7,802,524,332

Reinvestment of distributions	5,466,063	5,245,588

Shares redeemed	(2,954,053,312)	(7,681,588,061)

	193,340,502	126,181,859

Preferred Shares
Shares sold	2,969,107,699	3,937,327,356

Reinvestment of distributions	16,664,209	13,562,971

Shares redeemed	(3,217,875,337)	(3,568,951,427)

	(232,103,429)	381,938,900

Select Shares
Shares sold	1,067,823,252	871,734,758

Reinvestment of distributions	5,554,512	5,740,236

Shares redeemed	(940,618,385)	(800,205,779)

	132,759,379	77,269,215

Administration Shares
Shares sold	13,222,800,303	14,090,092,914

Reinvestment of distributions	25,971,414	19,160,673

Shares redeemed	(12,628,046,111)	(13,800,663,988)

	620,725,606	308,589,599

Cash Management Shares
Shares sold	139,362,851	184,593,387

Reinvestment of distributions	883,403	817,795

Shares redeemed	(125,533,218)	(198,552,848)

	14,713,036	(13,141,666)

Premier Shares
Shares sold	102,671,552	74,970,967

Reinvestment of distributions	703,843	632,835

Shares redeemed	(102,019,221)	(102,318,236)

	1,356,174	(26,714,434)

107

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Notes to Financial Statements (continued) November 30, 2024

10. SUMMARY OF SHARE TRANSACTIONS (continued)

	Financial Square Treasury Obligations Fund

	For the Fiscal Year Ended November 30, 2024	For the Fiscal Year Ended November 30, 2023

	Shares	Shares

Resource Shares
Shares sold	132,650,147	148,665,818

Reinvestment of distributions	875,003	739,331

Shares redeemed	(112,864,998)	(137,654,427)

	20,660,152	11,750,722

NET INCREASE (DECREASE) IN SHARES	(5,546,244,717)	6,272,329,949

108

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

10. SUMMARY OF SHARE TRANSACTIONS (continued)

Share activity is as follows:

	Financial Square Treasury Solutions Fund

	For the Fiscal Year Ended November 30, 2024	For the Fiscal Year Ended November 30, 2023

	Shares	Shares

Institutional Shares
Shares sold	34,812,760,224	55,985,116,445

Reinvestment of distributions	421,684,181	388,272,523

Shares redeemed	(36,017,893,110)	(57,092,302,812)

	(783,448,705)	(718,913,844)

Capital Shares
Shares sold	1,835,906,949	1,744,157,751

Reinvestment of distributions	8,028,787	8,617,700

Shares redeemed	(1,851,547,577)	(1,794,757,159)

	(7,611,841)	(41,981,708)

Service Shares
Shares sold	3,131,652,097	1,528,761,646

Reinvestment of distributions	15,211,211	5,432,622

Shares redeemed	(3,124,410,344)	(1,273,866,954)

	22,452,964	260,327,314

Preferred Shares
Shares sold	172,410,229	137,866,210

Reinvestment of distributions	2,470,863	2,032,057

Shares redeemed	(167,548,919)	(158,138,872)

	7,332,173	(18,240,605)

Select Shares
Shares sold	12,024,875	5,594,000

Reinvestment of distributions	186,816	280,403

Shares redeemed	(5,400,000)	(14,368,219)

	6,811,691	(8,493,816)

Administration Shares
Shares sold	3,809,475,062	3,203,505,871

Reinvestment of distributions	40,111,981	32,499,776

Shares redeemed	(3,831,537,091)	(3,240,316,890)

	18,049,952	(4,311,243)

Cash Management Shares
Shares sold	1,201,754,691	907,844,484

Reinvestment of distributions	460,967	453,621

Shares redeemed	(1,103,216,483)	(1,063,246,228)

	98,999,175	(154,948,123)

Premier Shares
Shares sold	411,611,649	387,139,585

Reinvestment of distributions	725,383	711,613

Shares redeemed	(376,994,875)	(412,707,336)

	35,342,157	(24,856,138)

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GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Notes to Financial Statements (continued) November 30, 2024

10. SUMMARY OF SHARE TRANSACTIONS (continued)

	Financial Square Treasury Solutions Fund

	For the Fiscal Year Ended November 30, 2024	For the Fiscal Year Ended November 30, 2023

	Shares	Shares

Resource Shares
Shares sold	—	—

Reinvestment of distributions	—	24

Shares redeemed	—	(1,060)

	—	(1,036)

NET DECREASE IN SHARES	(602,072,434)	(711,419,199)

110

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Goldman Sachs Trust and Shareholders of Goldman Sachs Financial Square Federal Instruments Fund, Goldman Sachs Financial Square Government Fund, Goldman Sachs Financial Square Treasury Instruments Fund, Goldman Sachs Financial Square Treasury Obligations Fund and Goldman Sachs Financial Square Treasury Solutions Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Goldman Sachs Financial Square Federal Instruments Fund, Goldman Sachs Financial Square Government Fund, Goldman Sachs Financial Square Treasury Instruments Fund, Goldman Sachs Financial Square Treasury Obligations Fund, and Goldman Sachs Financial Square Treasury Solutions Fund (five of the funds constituting Goldman Sachs Trust, hereafter collectively referred to as the “Funds”) as of November 30, 2024, the related statements of operations for the year ended November 30, 2024, the statements of changes in net assets for each of the two years in the period ended November 30, 2024, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of November 30, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended November 30, 2024 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

January 23, 2025

We have served as the auditor of one or more investment companies in the Goldman Sachs fund complex since 2000.

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GOLDMAN SACHS — FINANCIAL SQUARE FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited)

Background

The Goldman Sachs Financial Square Federal Instruments Fund, Goldman Sachs Financial Square Government Fund, Goldman Sachs Financial Square Treasury Instruments Fund, Goldman Sachs Financial Square Treasury Obligations Fund, and Goldman Sachs Financial Square Treasury Solutions Fund (the “Funds”) are investment portfolios of Goldman Sachs Trust (the “Trust”). The Board of Trustees oversees the management of the Trust and reviews the investment performance and expenses of the Funds at regularly scheduled meetings held throughout the year. In addition, the Board of Trustees determines annually whether to approve the continuance of the Trust’s investment management agreement (the “Management Agreement”) with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) on behalf of the Funds.

The Management Agreement was most recently approved for continuation until June 30, 2025 by the Board of Trustees, including those Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), at a meeting held on June 11-12, 2024 (the “Annual Meeting”).

The review process undertaken by the Trustees spans the course of the year and culminates with the Annual Meeting. To assist the Trustees in their deliberations, the Trustees have established a Contract Review Committee (the “Committee”), comprised of the Independent Trustees. The Committee held two meetings over the course of the year since the Management Agreement was last approved. At those Committee meetings, regularly scheduled Board or other committee meetings, and/or the Annual Meeting, matters relevant to the renewal of the Management Agreement were considered by the Board, or the Independent Trustees, as applicable. With respect to each Fund, such matters included:

(a)	the nature and quality of the advisory, administrative, and other services provided to the Fund by the Investment Adviser and its affiliates, including information about:

(i)	the structure, staff, and capabilities of the Investment Adviser and its portfolio management teams;
(ii)

the groups within the Investment Adviser and its affiliates that support the portfolio management teams or provide other types of necessary services, including fund services groups (e.g., accounting and financial reporting, tax, shareholder services, and operations); controls and risk management groups (e.g., legal, compliance, valuation oversight, credit risk management, internal audit, compliance testing, market risk analysis, finance, and central funding); sales and distribution support groups, and others (e.g., information technology and training);

(iii)	trends in employee headcount;
(iv)	the Investment Adviser’s financial resources and ability to hire and retain talented personnel and strengthen its operations; and
(v)	the parent company’s support of the Investment Adviser and its mutual fund business, as expressed by the firm’s senior management;

(b)

information on the investment performance of the Fund, including comparisons to the performance of similar mutual funds, as provided by a third-party mutual fund data provider engaged as part of the contract review process (the “Outside Data Provider”), and information on general investment outlooks in the markets in which the Fund invests;

(c)	the terms of the Management Agreement and other agreements with affiliated service providers entered into by the Trust on behalf of the Fund;
(d)	fee and expense information for the Fund, including:

(i)	the relative management fee and expense levels of the Fund as compared to those of comparable funds managed by other advisers, as provided by the Outside Data Provider;
(ii)	the Fund’s expense trends over time; and
(iii)

to the extent the Investment Adviser manages other types of accounts (such as bank collective trusts, private wealth management accounts, institutional separate accounts, sub-advised mutual funds, and non-U.S. funds) having investment objectives and policies similar to those of the Fund, comparative information on the advisory fees charged and services provided to those accounts by the Investment Adviser;

(e)	with respect to the extensive investment performance and expense comparison data provided by the Outside Data Provider, its processes in producing that data for the Fund;
(f)	the undertakings of the Investment Adviser and its affiliates to implement fee waivers and/or expense limitations;
(g)	information relating to the profitability of the Management Agreement and the transfer agency and distribution and service arrangements of the Fund to the Investment Adviser and its affiliates;
(h)	whether the Fund’s existing management fee adequately addressed any economies of scale;
(i)

a summary of the “fall-out” benefits derived by the Investment Adviser and its affiliates from their relationships with the Fund, including the fees received by the Investment Adviser’s affiliates from the Fund for transfer agency, distribution and other services;

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GOLDMAN SACHS — FINANCIAL SQUARE FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

(j)	a summary of potential benefits derived by the Fund as a result of its relationship with the Investment Adviser;
(k)	information regarding portfolio trading and how the Investment Adviser carries out its duty to seek best execution;
(l)

the nature and quality of the services provided to the Fund by its unaffiliated service providers, and the Investment Adviser’s general oversight and evaluation (including reports on due diligence) of those service providers as part of the administrative services provided under the Management Agreement; and

(m)

the Investment Adviser’s processes and policies addressing various types of potential conflicts of interest; its approach to risk management; the annual review of the effectiveness of the Fund’s compliance program; and periodic compliance reports.

The Trustees also received an overview of the Funds’ distribution arrangements. They received information regarding the Funds’ assets, share purchase and redemption activity, and payment of distribution, service, and shareholder administration fees, as applicable. Information was also provided to the Trustees relating to revenue sharing payments made by and services provided by the Investment Adviser and its affiliates to intermediaries that promote the sale, distribution, and/or servicing of Fund shares. The Independent Trustees also discussed the broad range of other investment choices that are available to Fund investors, including the availability of comparable funds managed by other advisers.

The presentations made at the Board and Committee meetings and at the Annual Meeting encompassed the Funds and other mutual funds for which the Board of Trustees has responsibility. In evaluating the Management Agreement at the Annual Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Investment Adviser and its affiliates, their services, and the Funds. In conjunction with these meetings, the Trustees received written materials and oral presentations on the topics covered, and the Investment Adviser addressed the questions and concerns of the Trustees, including concerns regarding the investment performance of certain of the funds they oversee. The Independent Trustees were advised by their independent legal counsel regarding their responsibilities and other regulatory requirements related to the approval and continuation of mutual fund investment management agreements under applicable law. In addition, the Investment Adviser and its affiliates provided the Independent Trustees with a written response to a formal request for information sent on behalf of the Independent Trustees by their independent legal counsel. During the course of their deliberations, the Independent Trustees met in executive sessions with their independent legal counsel, without representatives of the Investment Adviser or its affiliates present.

Nature, Extent, and Quality of the Services Provided Under the Management Agreement

As part of their review, the Trustees considered the nature, extent, and quality of the services provided to the Funds by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services and non-advisory services that are provided by the Investment Adviser and its affiliates. The Trustees noted the Investment Adviser’s commitment to maintaining high quality systems and expending substantial resources to respond to ongoing changes to the market, regulatory and control environment in which the Funds and their service providers operate, including developments associated with geopolitical events and economic sanctions, as well as the efforts of the Investment Adviser and its affiliates to combat cyber security risks. They also noted the transition in the leadership and changes in personnel of various of the Investment Adviser’s portfolio management teams that had occurred in recent periods, and the ongoing recruitment efforts aimed at bringing high quality investment talent to the Investment Adviser. The Trustees also considered information regarding the Investment Adviser’s efforts relating to business continuity planning. The Trustees concluded that the Investment Adviser continued to commit substantial financial and operational resources to the Funds and expressed confidence that the Investment Adviser would continue to do so in the future. The Trustees also recognized that the Investment Adviser had made significant commitments to address regulatory compliance requirements applicable to the Funds and the Investment Adviser and its affiliates.

Investment Performance

The Trustees also considered the investment performance of the Funds. In this regard, they compared the investment performance of each Fund to its peers using rankings compiled by the Outside Data Provider as of December 31, 2023. The information on each Fund’s investment performance was provided for the one-, three-, five-, and ten-year periods ending on the applicable dates, to the extent that each Fund had been in existence for those periods.

In addition, the Trustees considered materials prepared and presentations made by the Investment Adviser’s senior management and portfolio management personnel in which Fund performance was assessed. The Trustees also considered the Investment Adviser’s periodic reports with respect to the Funds’ risk profiles, and how the Investment Adviser’s approach to risk monitoring and management influences portfolio management.

The Trustees considered the performance of the Funds in light of their respective investment policies and strategies. They considered that, from March 2022 through July 2023, the Federal Reserve implemented a series of interest rate increases in response to inflationary pressures impacting the broader economy, and that, during this period, the Funds’ yields improved compared to other recent periods as a result. They noted that the Investment Adviser has subsequently been able to reduce the amount of fees waived and/or reimbursed relative to such amounts waived and/or reimbursed during recent periods, including during the near-zero interest

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GOLDMAN SACHS — FINANCIAL SQUARE FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

rate environment following the market disruptions related to the COVID-19 pandemic and related actions by the Federal Reserve. The Trustees acknowledged, however, that although the Federal Reserve had signaled that it may cut interest rates in the near future, the interest rate environment remains uncertain in light of broader economic conditions and persistent inflationary concerns. They considered that, since last approval, the Investment Adviser had reimbursed expenses for the Financial Square Government Fund in order to maintain competitive yields. The Trustees also considered that each of the Funds had maintained a stable net asset value per share. In light of these considerations, the Trustees believed that the Funds were providing investment performance within a competitive range for investors.

Costs of Services Provided and Competitive Information

The Trustees considered the contractual terms of the Management Agreement and the fee rates payable by each Fund thereunder. In this regard, the Trustees considered information on the services rendered by the Investment Adviser to the Funds, which included both advisory and administrative services that were directed to the needs and operations of the Funds as registered mutual funds.

In particular, the Trustees reviewed analyses prepared by the Outside Data Provider regarding the expense rankings of the Funds. The analyses provided a comparison of each Fund’s management fee to those of a relevant peer group and category universe; an expense analysis which compared each Fund’s overall net and gross expenses to a peer group and a category universe; and data comparing each Fund’s net expenses to the peer and category medians. The analyses also compared each Fund’s other expenses and fee waivers/reimbursements to those of the peer group and category medians. The Trustees concluded that the comparisons provided by the Outside Data Provider were useful in evaluating the reasonableness of the management fees and total expenses paid by the Funds.

In addition, the Trustees considered the Investment Adviser’s undertakings to implement fee waivers and/or expense limitations. They noted that the Investment Adviser and Goldman Sachs & Co. LLC (“Goldman Sachs”) had reimbursed expenses for the Financial Square Government Fund in order to maintain competitive yields. The Trustees also acknowledged the growth of the Money Market Funds in recent periods. They also considered, to the extent that the Investment Adviser manages other types of accounts having investment objectives and policies similar to those of the Funds, comparative fee information for services provided by the Investment Adviser to those accounts, and information that indicated that services provided to the Funds differed in various significant respects from the services provided to other types of accounts which, in many cases, operated under less stringent legal and regulatory structures, required fewer services from the Investment Adviser to a smaller number of client contact points, and were less time-intensive.

In addition, the Trustees noted that shareholders are able to redeem their shares at any time if shareholders believe that the Fund fees and expenses are too high or if they are dissatisfied with the performance of the Fund

Profitability

The Trustees reviewed each Fund’s contribution to the Investment Adviser’s revenues and pre-tax profit margins. In this regard the Trustees noted that they had received, among other things, profitability analyses and summaries, revenue and expense schedules by Fund and by function (i.e., investment management, transfer agency and distribution and service), and information on the Investment Adviser’s expense allocation methodology. They observed that the profitability and expense figures are substantially similar to those used by the Investment Adviser for many internal purposes, including compensation decisions among various business groups, and are thus subject to a vigorous internal debate about how certain revenue and expenses should be allocated. The Trustees also noted that the internal audit group within the Goldman Sachs organization periodically audits the expense allocation methodology and that the internal audit group was satisfied with the reasonableness, consistency, and accuracy of the Investment Adviser’s expense allocation methodology. Profitability data for each Fund was provided for 2023 and 2022, and the Trustees considered this information in relation to the Investment Adviser’s overall profitability.

Economies of Scale

The Trustees considered the information that had been provided regarding whether there have been economies of scale with respect to the management of the Funds.

The Trustees noted that the Funds do not have management fee breakpoints. They considered the asset levels in the Funds; the Funds’ recent purchase and redemption activity; the information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its affiliates and their realized profits; information comparing the contractual fee rates charged by the Investment Adviser with fee rates charged to other money market funds in the peer groups; and the Investment Adviser’s undertaking to limit certain expenses of the Funds that exceed specified levels. They considered a report prepared by the Outside Data Provider, which surveyed money market funds’ management fee arrangements and use of breakpoints. The Trustees also considered the competitive nature of the money market fund business and the competitiveness of the fees charged to the Funds by the Investment Adviser.

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Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

Other Benefits to the Investment Adviser and Its Affiliates

The Trustees also considered the other benefits derived by the Investment Adviser and its affiliates from their relationships with the Funds as stated above, including: (a) transfer agency fees received by Goldman Sachs; (b) trading efficiencies resulting from aggregation of orders of the Funds with those for other funds or accounts managed by the Investment Adviser; (c) the Investment Adviser’s ability to leverage the infrastructure designed to service the Funds on behalf of its other clients; (d) the Investment Adviser’s ability to cross-market other products and services to Fund shareholders; (e) Goldman Sachs’ retention of certain fees as Fund Distributor; (f) Goldman Sachs’ ability to engage in principal transactions with the Funds under exemptive orders from the U.S. Securities and Exchange Commission permitting such trades; (g) the Investment Adviser’s ability to negotiate better pricing with custodians on behalf of its other clients, as a result of the relationship with the Funds; (h) the possibility that the working relationship between the Investment Adviser and the Funds’ third-party service providers may cause those service providers to be more likely to do business with other areas of Goldman Sachs; and (i) reputational benefits associated with the distribution of certain Fund share classes designed to help further diversity, equity, and inclusion initiatives. In the course of considering the foregoing, the Independent Trustees requested and received further information quantifying certain of these fall-out benefits.

Other Benefits to the Funds and Their Shareholders

The Trustees also noted that the Funds receive certain other potential benefits as a result of their relationship with the Investment Adviser, including: (a) trading efficiencies resulting from aggregation of orders of the Funds with those of other funds or accounts managed by the Investment Adviser; (b) enhanced servicing from vendors due to the volume of business generated by the Investment Adviser and its affiliates; (c) enhanced servicing from broker-dealers due to the volume of business generated by the Investment Adviser and its affiliates; (d) the advantages received from the Investment Adviser’s knowledge and experience gained from managing other accounts and products; (e) the Investment Adviser’s ability to hire and retain qualified personnel to provide services to the Funds because of the reputation of the Goldman Sachs organization; (f) the Funds’ access, through the Investment Adviser, to certain firm-wide resources (e.g., proprietary risk management systems and databases), subject to certain restrictions; and (g) the Funds’ access to certain affiliated distribution channels. In addition, the Trustees noted the competitive nature of the mutual fund marketplace, and considered that many of the Funds’ shareholders invested in the Funds in part because of the Funds’ relationship with the Investment Adviser and that those shareholders have a general expectation that the relationship will continue.

Conclusion

In connection with their consideration of the Management Agreement, the Trustees gave weight to each of the factors described above, but did not identify any particular factor as controlling their decision. After deliberation and consideration of all of the information provided, including the factors described above, the Trustees concluded, in the exercise of their business judgment, that the management fees paid by each of the Funds were reasonable in light of the services provided to it by the Investment Adviser, the Investment Adviser’s costs and each Fund’s current and reasonably foreseeable asset levels. The Trustees unanimously concluded that the Investment Adviser’s continued management likely would benefit each Fund and its shareholders and that the Management Agreement should be approved and continued with respect to each Fund until June 30, 2025.

115

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Goldman Sachs Trust – Financial Square Funds - Tax Information (Unaudited)

During the year ended November 30, 2024, 100% of the net investment company taxable income distributions paid by each of the Financial Square Federal Instruments, Financial Square Government, Financial Square Treasury Instruments, Financial Square Treasury Obligations, and Financial Square Treasury Solutions Funds were designated as either interest-related dividends or short-term capital gain dividends pursuant to Section 871(k) of the Internal Revenue Code.

During the fiscal year ended November 30, 2024, the Financial Square Federal Instruments, Financial Square Government, Financial Square Treasury Instruments, Financial Square Treasury Obligations, and Financial Square Treasury Solutions Funds designate 99.26%, 99.63%, 99.60%, 99.67%, and 99.58%, respectively, of the dividends paid from net investment company taxable income as Section 163(j) Interest Dividends.

Pursuant to Section 852 of the Internal Revenue Code, the Financial Square Treasury Obligations Fund designates $109,279, or if different, the maximum amount allowable, as capital gain dividends paid during the fiscal year ended November 30, 2024.

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Goldman Sachs FundsAnnual Financial Statements November 30, 2024Investor FundsSM Goldman Sachs Investor Money Market Fund Goldman Sachs Investor Tax-Exempt California Money Market Fund Goldman Sachs Investor Tax-Exempt Money Market Fund Goldman Sachs Investor Tax-Exempt New York Money Market FundAsset Management

Goldman Sachs Investor Funds

GOLDMAN SACHS INVESTOR MONEY MARKET FUND

Schedule of Investments November 30, 2024

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Commercial Paper and Corporate Obligations – 24.9%
Advocate Health and Hospitals Corporation
$4,826,000	4.688%	01/21/25	$4,794,209
Albion Capital LLC
17,058,000	4.614	12/02/24	17,055,816
10,111,000	5.201	12/16/24	10,089,725
15,126,000	4.808	01/21/25	15,024,643
13,283,000	4.657	02/18/25	13,148,915
5,086,000	4.726	02/21/25	5,031,899
Antalis
7,066,000	4.815	01/10/25	7,028,629
10,000,000	5.344	02/03/25	9,907,555
16,959,000	4.778	02/04/25	16,814,472
Ascension Health
22,085,000	4.829	12/13/24	22,049,664
1,920,000	4.799	01/14/25	1,908,853
7,682,000	4.808	01/28/25	7,623,212
Ascension Health Alliance
9,602,000	4.823	12/03/24	9,599,439
Atlantic Asset Securitization LLC
28,178,000	4.983	12/20/24	28,104,831
5,000,000	5.036	02/07/25	4,953,628
7,363,000	5.089	02/19/25	7,281,843
16,859,000	4.669	05/05/25	16,532,357
Banco Santander, S.A.
10,537,000	5.212	01/15/25	10,469,958
Banner Health
20,465,000	4.806	12/19/24	20,416,191
5,151,000	4.647	01/15/25	5,121,317
Baptist Healthcare System, Inc.
23,764,000	4.833	12/05/24	23,751,299
21,000,000	4.671	12/19/24	20,951,175
18,000,000	4.669	12/26/24	17,941,875
7,500,000	4.649	02/12/25	7,430,042
Barclays Bank PLC
15,988,000	4.808	12/19/24	15,950,029
18,564,000	5.476	01/16/25	18,440,178
19,217,000	5.149	01/31/25	19,053,213
13,400,000	4.507	03/21/25	13,219,435
22,290,000	4.678	04/10/25	21,922,153
Barton Capital S.A.
4,800,000	4.807	12/19/24	4,788,600
10,124,000	4.775	12/20/24	10,098,612
37,290,000	4.819	12/20/24	37,196,487
10,057,000	4.709	01/15/25	9,998,669
22,541,000	4.837	02/25/25	22,288,992
Bedford Row Funding Corp.
20,248,000	4.714	01/07/25	20,151,231
BNP Paribas
3,000,000	5.003	02/04/25	2,973,567
BNP Paribas-New York Branch
40,000,000	5.401	12/16/24	39,912,000
5,000,000	5.003	02/04/25	4,955,944
BofA Securities, Inc.
2,500,000	5.429	12/13/24	2,495,567
21,487,000	5.311	03/11/25	21,186,182
9,133,000	5.251	04/24/25	8,948,513
11,934,000	4.638	11/13/25	11,424,415
21,407,000	4.671	11/25/25	20,454,900

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Commercial Paper and Corporate Obligations – (continued)
Bon Secours Mercy Health, Inc.
$14,879,000	4.820%	12/02/24	$14,877,016
15,453,000	4.657	12/11/24	15,433,083
4,551,000	4.666	12/24/24	4,537,480
BPCE
7,574,000	5.412	01/23/25	7,515,348
33,939,000	5.304	01/31/25	33,642,260
27,599,000	4.561	10/28/25	26,492,617
30,441,000	4.583	11/06/25	29,173,132
Brighthouse Financial Short Term Funding, LLC
7,310,000	4.959	03/03/25	7,219,583
Cabot Trail Funding LLC
10,000,000	5.101	12/06/24	9,993,000
5,823,000	5.061	12/12/24	5,814,104
9,600,000	4.931	01/03/25	9,556,734
6,500,000	5.085	01/03/25	6,470,706
6,835,000	4.707	01/13/25	6,794,050
11,465,000	5.377	01/13/25	11,396,311
28,285,000	4.797	02/05/25	28,039,722
7,837,000	5.070	02/07/25	7,763,724
1,944,000	4.703	04/07/25	1,912,392
15,346,000	4.720	04/07/25	15,096,488
9,119,000	4.636	05/15/25	8,929,667
Caisse D’Amortissement De La Dette Sociale
9,492,000	5.187	12/13/24	9,475,844
1,750,000	5.239	12/13/24	1,747,022
4,245,000	5.179	04/01/25	4,173,660
Cancara Asset Securitisation LLC
10,000,000	5.046	02/06/25	9,908,433
Cisco Systems, Inc.
1,322,000	5.322	01/31/25	1,310,397
3,992,000	5.034	02/03/25	3,957,154
Citigroup Global Markets, Inc.
43,172,000	5.492	01/06/25	42,941,462
45,716,000	5.377	05/01/25	44,728,471
16,000,000	5.509	05/12/25	15,622,720
18,237,000	5.511	06/02/25	17,753,081
Cornell University
4,035,000	4.806	12/02/24	4,034,464
Credit Agricole Corporate and Investment Bank-New York Branch
4,902,000	4.572	12/09/24	4,897,033
35,000,000	4.979	02/26/25	34,589,348
Dexia
39,768,000	5.271	02/03/25	39,405,316
8,202,000	4.539	03/21/25	8,090,726
29,653,000	4.540	03/21/25	29,250,708
42,999,000	4.665	06/26/25	41,876,511
Eli Lilly and Company
6,250,000	4.839	12/02/24	6,249,167
Gotham Funding Corporation
9,214,000	5.134	12/03/24	9,211,405
16,618,000	4.703	01/08/25	16,536,609
10,000,000	4.755	01/15/25	9,941,250
10,000,000	4.836	01/17/25	9,938,639
24,592,000	4.704	01/24/25	24,421,208
11,752,000	4.687	02/25/25	11,622,016
Ing (U.S.) Funding LLC
4,500,000	4.790	12/23/24	4,499,949
45,667,000	4.791	12/23/24	45,666,485

The accompanying notes are an integral part of these financial statements.	3

GOLDMAN SACHS INVESTOR MONEY MARKET FUND

Schedule of Investments (continued) November 30, 2024

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Commercial Paper and Corporate Obligations – (continued)
Liberty Street Funding LLC
$36,722,000	4.741%	01/09/25	$36,535,024
10,601,000	4.653	03/17/25	10,457,797
36,883,000	4.663	03/17/25	36,384,769
Lloyds Bank Corporate Markets PLC/New York NY
19,985,000	4.823	12/27/24	19,917,018
LMA-Americas LLC
6,802,000	4.711	02/07/25	6,743,412
25,000,000	4.737	02/24/25	24,724,931
17,993,000	5.078	02/27/25	17,778,803
5,572,000	4.710	04/09/25	5,480,155
Manhattan Asset Funding Company LLC
10,124,000	4.775	12/20/24	10,098,780
Matchpoint Finance Public Limited Company
10,185,000	4.887	03/04/25	10,059,496
11,945,000	4.679	04/16/25	11,738,776
Mont Blanc Capital Corporation
27,730,000	5.162	01/21/25	27,531,615
6,500,000	4.724	02/20/25	6,431,994
MUFG Bank, Ltd.-New York Branch
14,116,000	5.034	02/04/25	13,990,858
Natixis-New York Branch
1,000,000	5.255	02/19/25	988,667
NRW.Bank
12,272,000	4.880	02/13/25	12,151,062
11,043,000	4.916	02/13/25	10,934,174
Paradelle Funding LLC
30,553,000	5.479	03/17/25	30,079,802
16,000,000	5.472	05/14/25	15,620,249
500,000	4.519	06/06/25	488,624
10,079,000	5.475	06/13/25	9,797,107
5,268,000	4.467	06/18/25	5,142,200
25,000,000	4.269	07/08/25	24,371,896
Pepsico, Inc.
3,870,000	5.055	01/17/25	3,844,940
Pfizer Inc.
4,865,000	5.240	02/05/25	4,819,512
17,170,000	4.973	02/06/25	17,015,017
Podium Funding Trust
17,490,000	4.726	02/05/25	17,340,898
2,541,000	4.518	04/16/25	2,498,667
Regents of The University of California (The)
1,329,000	4.628	12/04/24	1,328,488
Ridgefield Funding Company, LLC
4,931,000	5.250	12/13/24	4,922,519
Royal Bank of Canada-New York Branch
23,000,000	4.810	12/13/24	23,000,000
Rutgers, The State University of New Jersey
4,817,000	4.660	01/08/25	4,817,000
2,649,000	4.660	01/09/25	2,649,000
6,744,000	4.660	01/10/25	6,744,000
Santander UK PLC
13,135,000	4.799	12/06/24	13,126,335
10,522,000	5.102	01/02/25	10,475,142
18,165,000	5.111	01/02/25	18,084,105
Sheffield Receivables Company LLC
15,000,000	5.077	12/20/24	14,960,971
18,236,000	4.771	02/03/25	18,083,304
19,654,000	4.737	02/26/25	19,432,663

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Commercial Paper and Corporate Obligations – (continued)
$20,000,000	4.683%		03/12/25	$19,740,767
Societe Generale
10,000,000	5.212		01/10/25	9,945,000
SSM Health Care Corporation
9,753,000	4.806		12/17/24	9,732,324
4,000,000	4.885		12/19/24	3,990,500
40,564,000	4.778		01/23/25	40,282,125
54,817,000	4.654		02/20/25	54,249,644
State of California
1,648,000	4.650		01/14/25	1,648,000
The Procter & Gamble Company
21,001,000	4.911		04/11/25	20,638,004
Toronto-Dominion Bank (The)
140,514,000	4.604		12/06/24	140,424,227
Totalenergies Capital
27,376,000	5.392		12/18/24	27,307,743
45,484,000	5.388		12/20/24	45,357,491
Toyota Motor Credit Corporation
12,053,000	4.880		06/23/25	12,053,000
UBS AG - London Branch
54,439,000	5.656		12/04/24	54,414,729
10,000,000	5.483		12/31/24	9,955,546
8,000,000	5.494		12/31/24	7,964,437
27,117,000	5.533		05/12/25	26,477,581
University of Chicago (The)
2,523,000	5.296		04/03/25	2,479,037
University of Notre Dame Du Lac
38,378,000	4.842		12/11/24	38,326,829
Versailles Commercial Paper LLC
10,124,000	4.721		01/17/25	10,062,539
7,627,000	4.781		01/31/25	7,566,001
16,057,000	4.792		02/04/25	15,919,869
29,153,000	4.597		02/14/25	28,878,476
30,440,000	4.684		03/04/25	30,076,698
Victory Receivables Corporation
20,000,000	5.009		12/12/24	19,969,750
7,315,000	4.684		02/19/25	7,239,737
59,600,000	4.762		02/24/25	58,948,456

TOTAL COMMERCIAL PAPER AND CORPORATE OBLIGATIONS				$2,545,235,009

Certificate of Deposit – 7.3%
Bank of Montreal - Chicago Branch (SOFR + 0.40%)
14,900,000	4.970	(a)	11/07/25	14,900,000
Bank of Nova Scotia - Houston Branch (SOFR + 0.48%)
5,050,000	5.044	(a)	12/02/24	5,050,040
Barclays Bank PLC (SOFR + 0.38%)
25,496,000	4.960	(a)	02/07/25	25,496,000
Barclays Bank PLC - New York Branch (SOFR + 0.38%)
26,728,000	4.960	(a)	05/08/25	26,728,000
BNP Paribas (SOFR + 0.31%)
6,419,000	4.880	(a)	03/07/25	6,419,000
BNP Paribas-New York Branch
11,464,000	5.150		12/31/24	11,464,000
Credit Agricole Corporate and Investment Bank (SOFR + 0.22%)
42,512,000	4.790	(a)	04/03/25	42,512,000
Deutsche Bank AG-New York Branch (SOFR + 0.37%)
12,000,000	4.945	(a)	06/11/25	12,000,000

4	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTOR MONEY MARKET FUND

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Certificate of Deposit – (continued)
Deutsche Bank AG-New York Branch (SOFR + 0.39%)
$16,211,000	4.970	%(a)	11/21/25	$16,211,000
Deutsche Bank AG-New York Branch (SOFR + 0.40%)
18,900,000	4.980	(a)	10/10/25	18,900,000
15,281,000	4.980	(a)	10/21/25	15,281,000
HSBC Bank USA, National Association (SOFR + 0.28%)
10,000,000	4.849	(a)	01/21/25	10,001,248
HSBC Bank USA, National Association (SOFR + 0.35%)
16,058,000	4.920	(a)	05/08/25	16,058,000
HSBC Bank USA, National Association (SOFR + 0.36%)
10,394,000	4.930	(a)	09/24/25	10,394,000
Lloyds Bank Corporate Markets PLC/New York NY (SOFR + 0.27%)
23,441,000	4.840	(a)	08/18/25	23,441,000
Lloyds Bank Corporate Markets PLC/New York NY (SOFR + 0.35%)
4,100,000	4.927	(a)	05/14/25	4,101,885
Mitsubishi UFJ Trust and Banking Corporation-London Branch
21,500,000	4.860		01/09/25	21,388,191
60,000,000	4.810		01/24/25	59,574,033
27,000,000	4.820		02/03/25	26,771,516
14,000,000	4.750		02/27/25	13,839,394
22,200,000	4.770		03/10/25	21,913,424
27,000,000	4.730		03/13/25	26,643,771
Mitsubishi UFJ Trust and Banking Corporation-New York Branch (SOFR + 0.23%)
37,225,000	4.810	(a)	03/06/25	37,225,000
Mitsubishi UFJ Trust and Banking Corporation-New York Branch (SOFR + 0.25%)
44,903,000	4.820	(a)	02/24/25	44,903,000
Mitsubishi UFJ Trust and Banking Corporation-New York Branch (SOFR + 0.35%)
25,128,000	4.917	(a)	02/07/25	25,133,967
Mitsubishi UFJ Trust and Banking Corporation-New York Branch (SOFR + 0.40%)
16,036,000	4.970	(a)	05/01/25	16,036,000
18,330,000	4.970	(a)	07/01/25	18,330,000
Mizuho Bank, Ltd-New York Branch (SOFR + 0.22%)
34,700,000	4.800	(a)	01/15/25	34,699,992
Mizuho Bank, Ltd-New York Branch (SOFR + 0.23%)
65,488,000	4.810	(a)	05/13/25	65,488,000
Mizuho Bank, Ltd-New York Branch (SOFR + 0.24%)
12,623,000	4.820	(a)	02/18/25	12,622,988
Mizuho Bank, Ltd-New York Branch (SOFR + 0.36%)
825,000	4.937	(a)	01/24/25	825,169
Mizuho Bank, Ltd-New York Branch (SOFR + 0.40%)
4,250,000	4.977	(a)	01/10/25	4,250,692
MUFG Bank, Ltd.-London Branch
25,000,000	4.810		01/17/25	24,844,913
MUFG Bank, Ltd.-New York Branch (SOFR + 0.22%)
4,050,000	4.801	(a)	01/30/25	4,049,656
MUFG Bank, Ltd.-New York Branch (SOFR + 0.24%)
1,950,000	4.821	(a)	02/14/25	1,949,889
Natixis-New York Branch (SOFR + 0.34%)
8,049,000	4.908	(a)	02/03/25	8,050,535
Toronto-Dominion Bank (The) - New York Branch (SOFR + 0.33%)
7,119,000	4.907	(a)	04/01/25	7,122,034
Wells Fargo Bank, National Association
9,968,000	5.230		12/13/24	9,968,000

TOTAL CERTIFICATE OF DEPOSIT				$744,587,337

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Certificate of Deposit-Eurodollar – 2.0%
Bank of Montreal - London Branch
$50,000,000	4.660%		01/21/25	$49,672,545
Sumitomo Mitsui Banking Corporation - Brussels Branch
95,000,000	4.740		01/21/25	94,368,231
Sumitomo Mitsui Banking Corporation - Brussels Branch (SOFR + 0.19%)
6,000,000	4.760	(a)	12/16/24	6,000,227
Sumitomo Mitsui Banking Corporation - Brussels Branch (SOFR + 0.21%)
5,000,000	4.780	(a)	01/14/25	5,000,000
Sumitomo Mitsui Banking Corporation - Brussels Branch (SOFR + 0.22%)
2,300,000	4.790	(a)	01/21/25	2,300,093
Sumitomo Mitsui Banking Corporation - Brussels Branch (SOFR + 0.24%)
23,343,000	4.810	(a)	02/13/25	23,343,000
19,491,000	4.810	(a)	02/14/25	19,491,000

TOTAL CERTIFICATE OF DEPOSIT-EURODOLLAR				$200,175,096

Certificate of Deposit-Yankeedollar – 4.3%
Banco Santander, S.A.
24,500,000	5.370		03/07/25	24,500,000
Banco Santander, S.A.-New York Branch
11,650,000	5.310		01/02/25	11,650,000
10,053,000	5.400		03/19/25	10,053,000
BNP Paribas
20,188,000	4.390		10/07/25	20,188,000
BNP Paribas-New York Branch
20,022,000	5.290		02/21/25	20,022,000
24,000,000	4.770		05/27/25	24,000,000
Credit Agricole Corporate and Investment Bank
6,000,000	5.500		06/02/25	6,000,000
Credit Agricole Corporate and Investment Bank-New York Branch
31,185,000	4.640		11/13/25	31,185,000
Deutsche Bank AG-New York Branch
27,300,000	4.630		11/06/25	27,300,000
HSBC Bank USA, National Association
6,000,000	5.250		01/03/25	6,000,000
Landesbank Baden-Wuerttemberg - New York Branch
134,000,000	4.590		12/02/24	134,000,000
Lloyds Bank Corporate Markets PLC/New York NY
24,000,000	5.210		01/03/25	24,000,000
21,548,000	5.510		05/22/25	21,548,000
Lloyds Bank Corporate Markets PLC/New York NY (SOFR + 0.32%)
18,284,000	4.898	(a)	03/06/25	18,287,807
National Bank of Kuwait S.A.K.P - New York Branch
18,585,000	4.620		12/06/24	18,585,026
Toronto-Dominion Bank (The) - New York Branch
28,821,000	5.400		01/03/25	28,821,000
11,483,000	4.500		10/07/25	11,483,000

TOTAL CERTIFICATE OF DEPOSIT-YANKEEDOLLAR				$437,622,833

Medium Term Notes – 2.2%
Banco Santander, S.A.
800,000	4.714		03/24/25	795,124
600,000	4.887		03/24/25	596,343
1,000,000	5.416		03/24/25	993,904
800,000	5.417		03/24/25	795,124
1,600,000	5.550		03/24/25	1,590,247

The accompanying notes are an integral part of these financial statements.	5

GOLDMAN SACHS INVESTOR MONEY MARKET FUND

Schedule of Investments (continued) November 30, 2024

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Medium Term Notes – (continued)

$4,000,000	5.556%		03/24/25	$3,975,619
2,200,000	5.557		03/24/25	2,186,590
19,200,000	5.580		03/24/25	19,082,970
Bank of America NA
15,479,000	4.950		07/03/25	15,479,000
BPCE
7,000,000	4.941	(b)	01/15/25	6,997,545
1,070,000	5.250	(b)	01/15/25	1,069,625
10,216,000	5.594	(b)	01/15/25	10,212,418
Credit Agricole S.A.
1,131,000	5.007	(b)	02/28/25	1,130,900
3,867,000	5.783	(b)	02/28/25	3,866,656
Credit Agricole S.A.-London Branch
2,049,000	5.232	(b)	01/22/25	2,040,913
Deutsche Bank AG-New York Branch
400,000	4.752		05/13/25	397,760
945,000	5.297		05/13/25	939,709
1,229,000	5.539		05/13/25	1,222,119
1,717,000	5.562		05/13/25	1,707,387
1,696,000	5.572		05/13/25	1,686,504
Merrill Lynch B.V. (SOFR + 0.45%)
60,000,000	5.020	(a)	04/30/25	60,000,000
Morgan Stanley Bank, National Association
933,000	5.271		07/16/25	934,098
Societe Generale
210,000	5.018	(b)	06/13/25	209,276
215,000	4.723	(b)	07/08/25	210,776
Toronto-Dominion Bank (The) (SOFR + 0.48%)
22,408,000	5.050	(a)	08/29/25	22,408,000
Toyota Motor Credit Corporation (SOFR + 0.56%)
9,583,000	5.134	(a)	01/10/25	9,586,543
UBS AG - London Branch
2,591,000	5.434	(b)	01/13/25	2,578,979
7,724,000	5.465	(b)	01/13/25	7,688,165
1,000,000	5.640	(b)	01/13/25	995,360
UBS AG - London Branch (SOFR + 0.47%)
1,500,000	5.048	(a)(b)	01/13/25	1,500,088
UBS AG - New York Branch (SOFRINDX + 1.26%)
15,000,000	5.793	(a)	02/21/25	15,030,965
3,068,000	5.794	(a)	02/21/25	3,074,333
1,825,000	5.798	(a)	02/21/25	1,828,767
UBS AG - Stamford Branch
250,000	5.041		01/09/25	250,647
1,280,000	5.414		01/09/25	1,283,310
1,825,000	5.533		01/09/25	1,829,720
942,000	5.454		02/21/25	938,195
2,012,000	5.463		02/21/25	2,003,873
1,819,000	5.678		02/21/25	1,811,652
911,000	5.684		02/21/25	907,320
584,000	4.697		04/09/25	579,563
389,000	4.831		04/09/25	386,044
948,000	5.359		04/09/25	940,797
562,000	5.547		04/09/25	557,730
Wells Fargo Bank, National Association
18,396,000	4.751		08/01/25	18,487,259

TOTAL MEDIUM TERM NOTES				$232,787,917

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Time Deposits – 0.7%
Credit Agricole Corporate and Investment Bank-New York Branch
$70,000,000	4.570%		12/02/24	$70,000,000

TOTAL TIME DEPOSITS				$70,000,000

U.S. Government Agency Obligations – 1.9%
Federal Farm Credit Bank (SOFR + 0.12%)
1,338,000	4.685	(a)	12/03/24	1,338,000
Federal Farm Credit Bank (SOFR + 0.20%)
576,000	4.766	(a)	12/05/24	576,004
Federal Farm Credit Banks Funding Corporation (Prime Rate - 3.03%)
5,002,000	4.718	(a)	04/17/26	5,003,490
Federal Farm Credit Banks Funding Corporation (Prime Rate - 3.04%)
3,857,000	4.710	(a)	06/12/26	3,857,000
Federal Farm Credit Banks Funding Corporation (Prime Rate - 3.06%)
5,576,000	4.690	(a)	03/24/26	5,576,000
Federal Farm Credit Banks Funding Corporation (SOFR + 0.09%)
5,510,000	4.660	(a)	02/09/26	5,510,000
Federal Farm Credit Banks Funding Corporation (SOFR + 0.11%)
3,605,000	4.675	(a)	03/18/26	3,605,324
Federal Farm Credit Banks Funding Corporation (SOFR + 0.12%)
4,845,000	4.690	(a)	07/15/26	4,845,000
Federal Farm Credit Banks Funding Corporation (SOFR + 0.17%)
6,800,000	4.740	(a)	01/23/25	6,800,000
Federal Farm Credit Banks Funding Corporation (SOFR + 0.18%)
8,300,000	4.749	(a)	12/19/24	8,300,036
6,570,000	4.750	(a)	12/19/24	6,570,028
Federal Home Loan Bank System
6,514,000	5.160		12/26/24	6,491,689
346,000	5.180		12/26/24	344,815
9,444,000	5.188		12/26/24	9,411,653
10,676,000	5.197		12/26/24	10,639,434
7,082,000	5.219		12/26/24	7,057,743
8,831,000	5.225		12/26/24	8,800,753
2,579,000	5.366		12/26/24	2,570,167
13,937,000	5.190		02/18/25	13,785,609
461,000	5.065		03/20/25	454,258
6,076,000	5.066		03/20/25	5,987,144
Federal Home Loan Bank System (SOFR + 0.09%)
18,450,000	4.655	(a)	01/02/26	18,450,000
1,955,000	4.660	(a)	02/02/26	1,955,000
Federal Home Loan Bank System (SOFR + 0.12%)
4,535,000	4.690	(a)	01/03/25	4,535,000
Federal National Mortgage Association (SOFR + 0.12%)
12,591,000	4.690	(a)	07/29/26	12,591,000
U.S. International Development Finance Corporation (3 Mo. U.S. T-Bill + 0.00%)
4,800,000	4.750	(a)	09/15/26	4,800,000
6,545,454	4.750	(a)	09/30/27	6,545,454
4,038,463	4.750	(a)	06/20/28	4,038,463
7,043,273	4.750	(a)	11/15/28	7,043,273
11,000,000	4.750	(a)	03/15/30	11,000,000
9,750,000	4.750	(a)	08/15/31	9,750,000
5,460,458	4.750	(a)	06/15/34	5,460,458

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				$203,692,795

U.S. Treasury Obligations – 23.6%
United States Treasury Bills
2,015,000	4.622		12/24/24	2,009,094
7,985,900	4.699		12/24/24	7,962,494

6	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTOR MONEY MARKET FUND

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Treasury Obligations – (continued)
$7,959,200	4.700%		12/24/24	$ 7,935,872
2,513,000	4.704		12/24/24	2,505,635
7,539,000	4.705		12/24/24	7,516,904
18,316,100	4.608		12/31/24	18,247,096
7,915,400	4.619		12/31/24	7,885,579
1,583,100	4.624		12/31/24	1,577,136
8,890,500	4.629		12/31/24	8,857,006
8,473,500	4.634		12/31/24	8,441,577
18,523,100	4.579		01/02/25	18,449,114
10,820,400	4.622		01/02/25	10,777,181
6,873,200	4.628		01/02/25	6,845,747
10,534,600	4.633		01/02/25	10,492,522
4,182,200	4.638		01/02/25	4,165,495
20,468,900	4.592		01/07/25	20,373,924
4,996,700	4.489	(c)	01/09/25	4,972,833
75,000	4.489		01/09/25	74,642
1,030,600	4.513		01/09/25	1,025,677
15,132,000	4.592	(c)	01/28/25	15,026,429
9,213,900	4.644		02/04/25	9,139,037
6,809,400	4.547		02/06/25	6,752,213
5,590,900	4.550		02/06/25	5,543,946
91,579,800	4.555		02/06/25	90,810,691
175,600	4.558		02/06/25	174,125
100,914,100	4.560		02/06/25	100,066,600
18,947,900	4.985		02/06/25	18,788,771
2,894,000	4.987		02/06/25	2,869,696
11,552,800	4.990		02/06/25	11,455,777
4,446,300	4.991		02/06/25	4,408,959
8,959,400	4.993		02/06/25	8,884,157
115,400	4.995		02/06/25	114,431
12,179,000	4.998		02/06/25	12,076,718
7,472,700	4.478		02/13/25	7,398,731
892,600	4.478		02/13/25	883,765
1,779,800	4.430	(c)	02/27/25	1,760,585
8,323,800	4.444		02/27/25	8,233,934
31,712,700	4.444		02/27/25	31,370,322
40,422,500	4.450		02/27/25	39,986,089
15,325,200	4.463		02/27/25	15,159,746
5,178,200	4.463		02/27/25	5,122,295
1,810,900	4.527		03/04/25	1,790,186
5,986,000	4.543		03/04/25	5,917,527
6,958,200	4.548		03/04/25	6,878,607
10,003,800	4.553		03/04/25	9,889,369
102,081,100	4.558		03/04/25	100,913,415
4,047,000	4.823		03/06/25	3,997,393
62,616,700	4.506		03/11/25	61,853,680
1,855,100	4.506		03/11/25	1,832,495
22,038,200	4.507		03/11/25	21,769,652
5,878,700	4.508	(c)	03/11/25	5,807,065
70,013,900	4.511		03/11/25	69,160,741
5,835,500	4.512		03/11/25	5,764,391
621,600	4.517		03/11/25	614,025
3,984,400	4.522		03/11/25	3,935,848
4,175,600	4.526		03/11/25	4,124,718
25,920,100	4.527		03/11/25	25,604,249
3,375,300	4.532		03/11/25	3,334,170
11,962,000	4.537		03/11/25	11,816,236
2,888,200	4.607		03/13/25	2,851,576
19,608,200	4.645		03/13/25	19,359,556

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Treasury Obligations – (continued)
$4,200	4.696%		03/13/25	$ 4,147
700	4.708		03/13/25	691
109,668,200	4.517		03/18/25	108,235,881
5,305,500	4.504	(c)	03/25/25	5,231,724
7,617,300	4.506		03/25/25	7,511,378
8,736,100	4.510		03/25/25	8,614,620
35,399,900	4.510		03/25/25	34,907,646
23,348,500	4.511		03/25/25	23,023,827
25,031,100	4.516		03/25/25	24,683,030
6,461,200	4.517		03/25/25	6,371,354
30,889,400	4.521		03/25/25	30,459,867
16,633,000	4.522		03/25/25	16,401,710
170,137,200	4.388		03/27/25	167,794,921
395,800	4.423		03/27/25	390,351
1,639,500	4.432		03/27/25	1,616,929
1,384,800	4.447		03/27/25	1,365,735
384,200	4.447		03/27/25	378,911
564,100	4.447		03/27/25	556,334
475,500	4.496	(c)	04/01/25	468,618
24,688,400	4.501	(c)	04/01/25	24,331,091
15,952,100	4.506	(c)	04/01/25	15,721,229
8,814,200	4.511	(c)	04/01/25	8,686,634
121,737,200	4.418		04/03/25	119,983,256
1,950,700	4.418		04/03/25	1,922,595
648,600	4.392		04/10/25	638,544
49,836,600	4.397		04/10/25	49,063,902
14,112,200	4.397		04/10/25	13,893,396
8,095,200	4.427		04/10/25	7,969,687
29,757,000	4.429		04/10/25	29,295,629
194,200	4.433		04/10/25	191,189
9,288,800	4.437		04/10/25	9,144,781
1,479,500	4.442		04/10/25	1,456,561
3,038,200	4.445		04/10/25	2,991,094
31,233,800	4.445		04/10/25	30,749,531
292,600	4.446		04/10/25	288,063
4,791,500	4.446		04/10/25	4,717,210
2,176,600	4.394		04/24/25	2,138,939
25,721,000	4.394		04/24/25	25,275,964
151,100	4.399		04/24/25	148,486
6,199,500	4.399		04/24/25	6,092,233
521,000	4.415		04/24/25	511,985
215,900	4.415		04/24/25	212,164
7,685,200	4.427		04/24/25	7,552,227
751,400	4.422		05/01/25	737,841
449,800	4.444		05/01/25	441,683
181,300	4.449		05/01/25	178,028
3,743,700	4.460	(c)	05/01/25	3,676,144
1,891,600	4.499		05/01/25	1,857,465
1,341,900	4.424		05/08/25	1,316,564
4,024,000	4.425		05/08/25	3,948,444
145,300	4.427		05/08/25	142,572
1,065,200	4.438		05/08/25	1,045,199
2,435,000	4.443		05/08/25	2,389,279
13,727,700	4.102		05/15/25	13,456,098
241,500	4.108		05/15/25	236,722
1,879,300	4.108		05/15/25	1,842,118
13,879,300	4.114		05/15/25	13,604,699
1,546,200	4.117		05/15/25	1,515,609
383,500	4.124		05/15/25	375,912

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS INVESTOR MONEY MARKET FUND

Schedule of Investments (continued) November 30, 2024

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Treasury Obligations – (continued)
$6,282,800	4.440%		05/15/25	$ 6,158,494
84,700	4.445		05/15/25	83,024
153,400	4.464		05/15/25	150,365
31,900	4.469		05/15/25	31,269
5,989,000	4.470		05/15/25	5,870,508
501,100	4.458		05/22/25	490,757
6,244,500	4.462		05/22/25	6,115,605
159,600	4.463		05/22/25	156,306
2,806,400	4.468		05/22/25	2,748,472
283,800	4.475		05/22/25	277,942
690,300	4.477		05/22/25	676,051
59,200	4.480		05/22/25	57,978
140,700	4.486		05/22/25	137,796
15,900	4.488		05/22/25	15,572
6,381,500	4.491		05/22/25	6,249,777
1,388,600	4.496		05/22/25	1,359,937
1,241,200	4.459	(c)	05/29/25	1,214,718
707,000	4.459	(c)	05/29/25	691,915
527,300	4.467		05/29/25	516,049
1,168,000	4.469		05/29/25	1,143,079
239,300	4.488		05/29/25	234,194
5,206,500	3.964		08/07/25	5,058,260
836,000	3.964		08/07/25	812,197
501,600	3.978		08/07/25	487,318
398,200	3.986		08/07/25	386,862
501,600	4.000		08/07/25	487,318
2,755,400	4.016		08/07/25	2,676,948
1,570,600	4.022		08/07/25	1,525,882
7,078,600	4.022		08/07/25	6,877,058
3,361,600	4.022		08/07/25	3,265,888
440,600	4.029		08/07/25	428,055
71,100	4.033		08/07/25	69,076
1,421,400	4.033		08/07/25	1,380,930
2,132,100	4.033		08/07/25	2,071,395
4,399,200	4.061		08/07/25	4,273,946
2,487,500	4.482		08/07/25	2,416,676
912,900	4.311		09/04/25	884,101
2,670,800	4.225		10/02/25	2,579,231
5,546,400	4.244		10/02/25	5,356,241
1,919,900	4.246		10/02/25	1,854,076
1,440,100	4.321		10/30/25	1,385,815
2,368,100	4.361		10/30/25	2,278,833
1,728,200	4.366		10/30/25	1,663,054
2,666,900	4.376		10/30/25	2,566,369
693,400	4.382		10/30/25	667,262
533,400	4.390		10/30/25	513,293
4,274,700	4.390		10/30/25	4,113,562
3,474,700	4.390		10/30/25	3,343,719
United States Treasury Floating Rate Note
94,800	5.091		02/28/25	93,902
791,100	5.102		02/28/25	783,607
2,850,400	4.330		05/15/25	2,821,509
1,256,200	4.361		05/15/25	1,247,220
12,634,100	4.429		05/15/25	12,506,042
3,663,800	4.439		05/15/25	3,626,664
361,800	4.315		07/31/25	362,816
358,100	4.289		08/15/25	355,166
1,206,100	4.299		08/15/25	1,196,216
722,300	4.391		08/15/25	710,450

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Treasury Obligations – (continued)
$481,600	4.394%		08/15/25	$ 477,654
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.125%)
116,802,100	4.594	(a)	07/31/25	116,758,244
7,090,700	4.595	(a)	07/31/25	7,088,037
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.150%)
77,948,900	4.614	(a)	04/30/26	77,948,900
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.17%)
132,108,100	4.641	(a)	10/31/25	132,012,559
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.205%)
2,282,600	4.668	(a)	10/31/26	2,282,862
4,860,800	4.669	(a)	10/31/26	4,861,359
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.245%)
60,605,200	4.706	(a)	01/31/26	60,614,308
132,924,700	4.709	(a)	01/31/26	132,944,676
United States Treasury Floating Rate Note (3M USD T-Bill + 0.18%)
1,249,300	4.648	(a)	07/31/26	1,248,736

TOTAL U.S. TREASURY OBLIGATIONS				$ 2,414,859,985

Variable Rate Municipal Debt Obligations – 8.8%
Alaska Housing Finance Corporation
5,700,000	4.600	(d)	12/01/44	5,700,000
12,000,000	4.600	(d)	12/01/47	12,000,000
94,000,000	4.600	(d)	06/01/52	94,000,000
Banner Health
82,700,000	4.600	(d)	01/01/56	82,700,000
Colorado Housing and Finance Authority
10,770,000	4.600	(d)	05/01/43	10,770,000
3,440,000	4.600	(d)	05/01/44	3,440,000
10,300,000	4.600	(d)	11/01/50	10,300,000
14,640,000	4.600	(d)	05/01/51	14,640,000
13,865,000	4.600	(d)	11/01/51	13,865,000
7,000,000	4.600	(d)	05/01/52	7,000,000
41,000,000	4.600	(d)	11/01/54	41,000,000
11,320,000	4.620	(d)	05/01/55	11,320,000
Illinois Housing Development Authority
5,500,000	4.600	(d)	10/01/48	5,500,000
Kimberly-Clark Corporation
38,000,000	4.630	(b)(d)	08/01/45	38,000,000
Maine State Housing Authority
19,700,000	4.600	(d)	11/15/52	19,700,000
Metropolitan Water District of Southern California (The)
65,615,000	4.600	(d)	07/01/37	65,615,000
19,700,000	4.600	(d)	07/01/42	19,700,000
Minnesota State Housing Finance Agency
7,500,000	4.600	(d)	01/01/50	7,500,000
17,500,000	4.600	(d)	07/01/54	17,500,000
42,000,000	4.600	(d)	01/01/55	42,000,000
New York State Housing Finance Agency
2,800,000	4.600	(d)	05/15/33	2,800,000
22,350,000	4.600	(d)	11/01/45	22,350,000
Nuveen Credit Strategies Income Fund
31,000,000	4.720	(b)	07/01/32	31,000,000
15,000,000	4.740	(b)	08/01/37	15,000,000

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTOR MONEY MARKET FUND

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Variable Rate Municipal Debt Obligations – (continued)
Nuveen Preferred & Income Opportunities Fund
$35,000,000	4.720	%(b)	07/01/32	$ 35,000,000
Regents of The University of California (The)
42,175,000	4.600	(d)	07/01/41	42,175,000
Rhode Island Housing and Mortgage Finance Corporation
47,055,000	4.600	(d)	10/01/53	47,055,000
SSM Health Care Corporation
91,500,000	4.590	(d)	06/01/53	91,500,000
State of New York Mortgage Agency
12,500,000	4.630	(d)	10/01/53	12,500,000
State of Texas
22,800,000	4.680	(d)	12/01/54	22,800,000
University of Chicago (The)
38,000,000	4.830	(d)	10/01/42	38,000,000
Utah Hsg Corp Single Family Mtg Rev
14,000,000	4.600	(d)	07/01/55	14,000,000

TOTAL VARIABLE RATE MUNICIPAL DEBT OBLIGATIONS				$ 896,430,000

Variable Rate Obligations – 4.6%
Atlantic Asset Securitization LLC
16,383,000	4.730		02/03/25	16,383,000
Banco Santander, S.A.
23,150,000	5.036		01/07/25	23,154,175
Barclays US CCP Funding LLC
9,000,000	5.020		01/23/25	9,000,000
24,585,000	4.800		04/04/25	24,585,000
BofA Securities, Inc.
10,096,000	4.880		04/24/25	10,095,664
20,057,000	4.890		06/06/25	20,057,000
BPCE
14,000,000	4.820		02/03/25	14,000,000
32,284,000	4.820		03/03/25	32,284,000
Collateralized Commercial Paper Flex Co., LLC
47,871,000	4.890		03/03/25	47,871,000
26,692,000	4.890		03/07/25	26,692,000
Hsbc Bank PLC
850,000	4.958		01/03/25	850,107
16,392,000	4.960		01/28/25	16,392,000
21,232,000	4.910		02/07/25	21,232,000
8,238,000	4.910		02/14/25	8,238,000
7,200,000	4.780		04/07/25	7,200,000
Ing (U.S.) Funding LLC
7,831,000	4.880		02/10/25	7,830,844
Metlife Short Term Funding LLC
3,000,000	4.740		12/06/24	2,999,992
Morgan Stanley Bank, National Association (SOFR + 0.78%)
1,000,000	5.331	(a)	07/16/25	1,002,690
Ridgefield Funding Company, LLC
10,000,000	4.647		05/22/25	9,784,044
Royal Bank of Canada
2,000,000	4.927		01/21/25	2,000,301
Sheffield Receivables Company LLC
9,839,000	4.760		12/16/24	9,838,957
11,238,000	4.760		02/13/25	11,238,000
Starbird Funding Corporation
16,791,000	4.780		12/05/24	16,791,000
12,897,000	4.790		12/23/24	12,897,000
13,491,000	4.750		03/03/25	13,491,000
4,000,000	4.810		03/03/25	3,999,888

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Variable Rate Obligations – (continued)
$30,239,000	4.810%		05/16/25	$ 30,239,000
The Bank of Nova Scotia
9,500,000	4.950		01/10/25	9,500,000
UBS AG - London Branch
5,700,000	4.950		05/14/25	5,700,000
Versailles Commercial Paper LLC
10,000,000	4.810		01/02/25	10,000,000
40,000,000	4.770		02/03/25	40,000,000

TOTAL VARIABLE RATE OBLIGATIONS				$ 465,346,662

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS				$ 8,210,737,634

Repurchase Agreements(e) – 19.1%
BNP Paribas
150,000,000	4.650		12/02/24	$ 150,000,000
Maturity Value: $150,058,125

Collateralized by mortgage-backed obligations, 2.500% to 14.234%, due 06/05/30 to 06/25/68, various asset-backed obligations, 1.030% to 6.372%, due 02/15/28 to 10/20/54 and various corporate security issuers, 1.650% to 7.375%, due 03/01/25 to perpetual maturity. The aggregate market value of the collateral, including accrued interest, was $168,848,416.

25,000,000	4.750		12/09/24	$ 25,000,000
Maturity Value: $25,775,173
Settlement Date: 04/18/24

Collateralized by various asset-backed obligations, 4.875% to 10.500%, due 07/15/26 to 10/25/68 and various corporate security issuers, 3.875% to 12.000%, due 03/01/26 to perpetual maturity. The aggregate market value of the collateral, including accrued interest, was $27,510,428.

BofA Securities, Inc.
230,000,000	4.620		12/02/24	$ 230,000,000
Maturity Value: $230,088,550

Collateralized by municipal debt obligations, 3.158% to 4.616%, due 12/25/38 to 08/25/41 and various corporate security issuers, 0.000% to 8.250%, due 12/02/24 to 12/31/79. The aggregate market value of the collateral, including accrued interest, was $240,196,985.

Citigroup Global Markets, Inc.
83,000,000	4.580	(f)	01/15/25	$ 83,000,000
Maturity Value: $84,087,622
Settlement Date: 10/04/24

Collateralized by a U.S. Treasury Floating Rate Note, 4.614%, due 04/30/26 and U.S. Treasury Notes, 0.750% to 4.875%, due 04/30/26 to 05/31/26. The aggregate market value of the collateral, including accrued interest, was $84,660,097.

114,000,000	4.590	(f)	01/15/25	$ 114,000,000
Maturity Value: $115,497,105
Settlement Date: 10/04/24
Collateralized by Government National Mortgage Association, 3.500% to 6.500%, due 03/20/54 to 04/20/54. The aggregate market value of the collateral, including accrued interest, was $116,280,923.

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS INVESTOR MONEY MARKET FUND

Schedule of Investments (continued) November 30, 2024

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(e) – (continued)
Citigroup Global Markets, Inc. – (continued)
$116,000,000	4.600	%(f)	02/10/25	$ 116,000,000
Maturity Value: $117,837,956
Settlement Date: 10/09/24
Collateralized by Government National Mortgage Association, 3.500% to 6.500%, due 04/20/54. The aggregate market value of the collateral, including accrued interest, was $ 118,320,079.

J.P. Morgan Securities LLC
100,000,000	4.690	(f)	12/11/24	$ 100,000,000
Maturity Value: $101,159,473
Settlement Date: 09/13/24

Collateralized by auction rate preferred securities, 5.625% to 9.448%, due 04/30/29 to 01/01/49, an Exchange-Traded Fund, 0.000%, due 01/01/49, various corporate security issuers, 0.000% to 5.750%, due 05/01/25 to 06/01/54 and various equity securities. The aggregate market value of the collateral, including accrued interest, was $110,018,608.

200,000,000	4.780	(f)	12/30/24	$ 200,000,000
Maturity Value: $202,390,000
Settlement Date: 10/01/24
Collateralized by various corporate security issuers, 1.267% to 14.750%, due 01/15/25 to perpetual maturity. The aggregate market value of the collateral, including accrued interest, was $218,822,965.

Joint Account III
100,000,000	4.590		12/02/24	$ 100,000,000
Maturity Value: $100,038,250

Mizuho Securities USA LLC
100,000,000	4.680		12/02/24	$ 100,000,000
Maturity Value: $100,039,000
Collateralized by various asset-backed obligations, 0.480% to 9.250%, due 06/16/26 to 01/20/73. The aggregate market value of the collateral, including accrued interest, was $ 115,000,000.

RBC Capital Markets LLC
200,000,000	4.680		12/02/24	$ 200,000,000
Maturity Value: $200,078,000

Collateralized by Federal Agricultural Mortgage Corp., 4.250%, due 11/18/27, a U.S. Treasury Inflation-Indexed Note, 0.125%, due 04/15/25 and various corporate security issuers, 0.000% to 9.625%, due 01/17/25 to 04/15/12. The aggregate market value of the collateral, including accrued interest, was $209,654,616.

Societe Generale
300,000,000	4.690		12/02/24	$ 300,000,000
Maturity Value: $300,117,250

Collateralized by mortgage-backed obligations, 3.250% to 9.264%, due 11/25/35 to 01/15/60, various asset-backed obligations, 5.197% to 13.587%, due 01/28/30 to 03/25/37, various corporate security issuers, 1.050% to 11.000%, due 05/01/25 to perpetual maturity and various sovereign debt security issuers, 3.230% to 8.950%, due 01/07/25 to 07/28/21. The aggregate market value of the collateral, including accrued interest, was $335,458,499.

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Repurchase Agreements(e) – (continued)
TD Securities (USA) LLC
$150,000,000	4.650%	12/02/24	$ 150,000,000
Maturity Value: $150,058,125
Collateralized by various corporate security issuers, 3.400% to 12.250%, due 06/16/25 to 10/15/32. The aggregate market value of the collateral, including accrued interest, was $165,000,793.
Wells Fargo Securities, LLC
80,000,000	5.260	05/28/25	$ 80,000,000
Maturity Value: $82,431,289
Settlement Date: 11/01/24

Collateralized by mortgage-backed obligations, 2.500% to 11.224%, due 08/10/31 to 05/25/65 and various asset-backed obligation, 4.950%, due 02/15/29. The aggregate market value of the collateral, including accrued interest, was $91,319,893.

TOTAL REPURCHASE AGREEMENTS			$ 1,948,000,000

TOTAL INVESTMENTS – 99.4%			$ 10,158,737,634

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.6%			61,374,472

NET ASSETS – 100.0%			$ 10,220,112,106

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on November 30, 2024.
(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.
(c)	All or a portion represents a forward commitment.
(d)	Rate shown is that which is in effect on November 30, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
(e)	Unless noted, all repurchase agreements were entered into on November 30, 2024. Additional information on Joint Repurchase Agreement Account III appears in the Additional Investment Information section.
(f)	The instrument is subject to a demand feature.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, the date of the next interest rate reset for variable rate securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
MMY	—Money Market Yield
PLC	—Public Limited Company
Prime	—Federal Reserve Bank Prime Loan Rate US
SOFR	—Secured Overnight Financing Rate
SOFRINDX	—Secured Overnight Financing Rate Index

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTOR MONEY MARKET FUND

Investment Abbreviations: (continued)
T-Bill	—Treasury Bill

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS INVESTOR TAX-EXEMPT CALIFORNIA MONEY MARKET FUND

Schedule of Investments November 30, 2024

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Non-Financial Company Commercial Paper – 18.9%
California – 18.9%
California Health Facilities Financing Authority
$200,000	2.950%	01/15/2025	$200,000
Department of Water Resources of The State of California
150,000	3.050	12/04/2024	150,000
100,000	3.080	01/13/2025	100,000
Los Angeles California Wastewater
100,000	3.100	12/09/2024	100,000
San Diego County Water Authority
200,000	2.980	12/03/2024	200,000
Stanford Health Care
200,000	2.980	01/07/2025	200,000

			950,000

TOTAL NON-FINANCIAL COMPANY COMMERCIAL PAPER			950,000

Other Municipal Security – 22.7%
California – 22.7%
California Municipal Finance Authority
50,000	2.463	06/01/2025	50,562
20,000	3.340	06/01/2025	20,224
Los Angeles Unified School District
40,000	2.717	07/01/2025	40,523
Los Angeles, California (City of)
10,000	2.720	06/26/2025	10,113
100,000	2.982	06/26/2025	101,130
Los Angeles, California (County of)
55,000	2.617	06/30/2025	55,721
5,000	3.381	06/30/2025	5,065
Riverside, California (County of)
20,000	2.620	06/30/2025	20,226
5,000	2.921	06/30/2025	5,057
100,000	3.032	06/30/2025	101,131
5,000	3.134	06/30/2025	5,057
10,000	3.329	06/30/2025	10,113
Sacramento County Water Authority
15,000	2.503	06/01/2025	15,184
San Diego California Unified School District
155,000	2.296	07/01/2025	157,404
70,000	2.876	07/01/2025	70,853
San Francisco Bay Area Rapid Transit District
100,000	2.351	08/01/2025	101,737
60,000	2.418	08/01/2025	61,016
Santa Clara Valley Transportation Authority
100,000	2.332	06/01/2025	101,313
Sonoma County Transportation Authority
110,000	3.002	12/01/2024	110,000
100,000	3.048	12/01/2024	100,000

			1,142,429

TOTAL OTHER MUNICIPAL SECURITY			1,142,429

U.S. Treasury Debt – 7.7%
United States Treasury Bills
385,000	4.580	12/05/2024	384,808

TOTAL U.S. TREASURY DEBT			384,808

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Variable Rate Demand Note - 48.0%
California – 48.0%
Airport Commission of The City and County of San Francisco
$200,000	1.750	%(a)	05/01/2058	$200,000
Blackrock Muniholdings California Quality Fund Inc.
200,000	3.000	(a)	09/01/2054	200,000
California Educational Facilities Authority
225,000	1.760	(a)	10/01/2036	225,000
Chevron Corporation
130,000	2.500	(a)	11/01/2035	130,000
Housing Authority of The County of Sacramento (FNMA)
185,000	1.900	(a)	07/15/2029	185,000
Metropolitan Water District of Southern California (The)
200,000	4.600	(a)	07/01/2037	200,000
Orange County Water District
100,000	3.022		02/15/2025	100,151
Pasadena, California (City of)
200,000	2.130	(a)	02/01/2035	200,000
Rady Children’s Hospital-San Diego
200,000	1.800	(a)	08/15/2047	200,000
Regents of The University of California (The)
100,000	2.350	(a)	05/15/2048	100,000
San Mateo County Joint Powers Financing Authority
175,000	1.900	(a)	04/01/2039	175,000
Santa Clara, California (County of)
100,000	2.050	(a)	05/15/2035	100,000
Scripps Health
200,000	1.800	(a)	08/01/2035	200,000
Southern California Public Power Authority
200,000	2.850	(a)	07/01/2036	200,000

				2,415,151

TOTAL VARIABLE RATE DEMAND NOTE				2,415,151

TOTAL INVESTMENTS – 97.3% (Cost $4,892,388)				$4,892,388

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.7%				137,215

NET ASSETS – 100.0%				$5,029,603

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable Rate Demand Instruments – rate shown is that which is in effect on November 30, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, the date of the next interest rate reset for variable rate securities, or the prerefunded date for those types of securities.

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTOR TAX-EXEMPT CALIFORNIA MONEY MARKET FUND

Investment Abbreviations:
FNMA	- Insured by Federal National Mortgage Association

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS INVESTOR TAX-EXEMPT MONEY MARKET FUND

Schedule of Investments November 30, 2024

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Non-Financial Company Commercial Paper – 31.5%
Alabama – 0.1%
Health Care Authority of The City of Huntsville (The)
$2,000,000	3.290%	12/20/2024	$2,000,000

Colorado – 2.2%
Denver Board of Water Commissioners
18,750,000	3.150	01/06/2025	18,750,000
Lower Colorado River Authority
25,248,000	3.300	01/14/2025	25,248,000
8,552,000	3.250	01/22/2025	8,552,000

			52,550,000

District of Columbia – 1.5%
King, Washington (County of)
36,000,000	3.220	01/27/2025	36,000,000

Georgia – 0.4%
Municipal Electric Authority of Georgia (The)
10,000,000	3.350	12/10/2024	10,000,000

Illinois – 1.0%
Illinois Finance Authority
25,300,000	3.100	05/20/2025	25,300,000

Indiana – 0.3%
Indiana University
6,866,000	3.230	12/03/2024	6,866,000

Massachusetts – 0.2%
Massachusetts Bay Transportation Authority
5,000,000	3.200	12/17/2024	5,000,000

Michigan – 0.8%
University of Michigan
20,500,000	3.250	12/12/2024	20,500,000

Minnesota – 1.7%
Hennepin County, Minnesota
27,000,000	3.180	12/10/2024	27,000,000
15,000,000	3.300	12/17/2024	15,000,000

			42,000,000

Nebraska – 2.8%
Omaha Pub Pwr Dist Neb
5,000,000	3.160	12/05/2024	5,000,000
Omaha Public Power District
5,725,000	3.250	12/03/2024	5,725,000
7,400,000	3.250	12/10/2024	7,400,000
6,900,000	3.250	12/12/2024	6,900,000
14,000,000	3.250	12/16/2024	14,000,000
10,000,000	3.160	12/19/2024	10,000,000
6,250,000	3.320	01/15/2025	6,250,000
13,150,000	3.210	01/23/2025	13,150,000

			68,425,000

New York – 0.8%
Power Authority of The State of New York
6,122,000	3.300	12/06/2024	6,122,000
Trustees of Columbia University in The City of New York (The)
14,300,000	3.350	12/05/2024	14,300,000

			20,422,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Non-Financial Company Commercial Paper – (continued)
North Carolina – 1.2%
University of North Carolina System
$10,000,000	3.180%	02/13/2025	$10,000,000
19,000,000	3.110	02/25/2025	19,000,000

			29,000,000

Ohio – 1.4%
Ohio St Wtr Dev Auth
5,000,000	3.120	01/30/2025	5,000,000
Ohio Water Development Authority
14,000,000	3.180	12/11/2024	14,000,000
15,000,000	3.100	03/05/2025	15,000,000

			34,000,000

Oregon – 0.4%
Oregon Department of Transportation
9,163,000	3.200	02/13/2025	9,163,000

Pennsylvania – 1.4%
California Statewide Communities Development Authority
15,285,000	2.986	01/14/2025	15,284,359
The Trustees of The University of Pennsylvania
12,500,000	3.100	02/19/2025	12,500,000
8,335,000	3.050	05/14/2025	8,335,000

			36,119,359

Tennessee – 1.0%
Nashville and Davidson County, Tennessee
20,000,000	3.250	12/11/2024	20,000,000
The Vanderbilt University
5,000,000	3.600	12/02/2024	5,000,000

			25,000,000

Texas – 14.3%
Austin, Texas (City of)
5,000,000	3.330	12/04/2024	5,000,000
21,200,000	3.270	12/05/2024	21,200,000
5,000,000	3.550	12/05/2024	5,000,000
15,000,000	3.350	12/19/2024	15,000,000
Board of Regents of The Texas A&M University System
12,195,000	3.180	02/18/2025	12,195,000
Dallas Texas Waterworks & Sewer System
24,800,000	3.270	12/19/2024	24,800,000
25,000,000	3.380	12/19/2024	25,000,000
Harris County Cultural Education Facilities Finance Corporation
43,280,000	3.300	12/02/2024	43,280,000
Harris Texas (County of)
5,280,000	3.250	02/20/2025	5,280,000
8,875,000	3.180	03/04/2025	8,875,000
Montgomery, Maryland (County of)
20,000,000	3.220	12/02/2024	20,000,000
Regents of The University of Michigan
23,535,000	3.210	12/04/2024	23,535,000
San Antonio Water System
40,800,000	3.230	12/09/2024	40,800,000
The University of Texas System
24,500,000	3.560	12/18/2024	24,500,000
10,000,000	3.150	01/08/2025	10,000,000
9,875,000	3.200	01/09/2025	9,875,000
15,000,000	3.320	01/14/2025	15,000,000
13,400,000	3.200	02/05/2025	13,400,000

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTOR TAX-EXEMPT MONEY MARKET FUND

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Non-Financial Company Commercial Paper – (continued)
Texas – (continued)
The University of Texas System – (continued)
$5,000,000	3.150%		02/14/2025	$5,000,000
University of North Texas System
14,300,000	3.180		12/05/2024	14,300,000
14,760,000	3.150		01/08/2025	14,760,000

				356,800,000

TOTAL NON-FINANCIAL COMPANY COMMERCIAL PAPER				779,145,359

Other Municipal Security – 9.4%
California – 2.9%
Los Angeles Department of Water and Power
15,100,000	2.500	(a)	07/01/2034	15,100,000
Los Angeles Unified School District
3,695,000	2.717		07/01/2025	3,743,326
Los Angeles, California (City of)
32,260,000	3.420		06/26/2025	32,539,634
Los Angeles, California (County of)
11,500,000	3.250		06/30/2025	11,612,659
Riverside, California (County of)
2,900,000	2.620		06/30/2025	2,929,854
30,000	2.921		06/30/2025	30,309
4,705,000	3.032		06/30/2025	4,753,436

				70,709,218

Colorado – 0.0%
Regents of The University of Colorado (The)
920,000	3.460		06/01/2025	926,946

Florida – 4.1%
Broward County Florida School District
50,440,000	3.349		01/29/2025	50,491,263
410,000	3.883		01/29/2025	410,417
Pinellas County School Board
24,085,000	3.232		06/30/2025	24,324,824
School Board of Miami–Dade County (The)
18,790,000	3.137		01/07/2025	18,814,487
1,600,000	3.325		01/07/2025	1,602,085
3,675,000	3.363		01/07/2025	3,679,789
5,000	3.408		01/07/2025	5,006
10,000	3.456		01/07/2025	10,013
5,000	3.469		01/07/2025	5,007
10,000	3.659		01/07/2025	10,013

				99,352,904

Louisiana – 0.5%
Louisiana (State of)
11,720,000	2.661		10/01/2025	11,943,815

New York – 0.0%
City of New York
1,000,000	2.757		08/01/2025	1,014,614
225,000	2.809		08/01/2025	228,288
10,000	2.897		08/01/2025	10,146

				1,253,048

South Carolina – 0.9%
Charleston County School District (SCSDE)
4,105,000	3.037	(b)	04/01/2025	4,117,315

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Other Municipal Security – (continued)
South Carolina – (continued)
Greenville County School District
$17,585,000	2.938%		06/24/2025	$17,783,575
10,000	3.456		06/24/2025	10,113

				21,911,003

Texas – 0.7%
Houston, Texas (City of)
17,715,000	2.946		06/30/2025	17,820,381

Washington – 0.3%
Washington (State of)
7,350,000	3.177		07/01/2025	7,426,821

				7,426,821

TOTAL OTHER MUNICIPAL SECURITY				231,344,136

Tender Option Bond – 1.6%
Connecticut – 0.1%
Connecticut Housing Finance Authority
1,000,000	2.890	(c)	11/15/2052	1,000,000

Nebraska – 0.2%
Nebraska Investment Finance Authority (GNMA/FHLMC/FNMA)
5,725,000	2.890	(c)	09/01/2043	5,725,000

New Jersey – 1.3%
New Jersey Transportation Trust Fund Authority
32,660,000	3.010	(c)	06/15/2049	32,660,000

TOTAL TENDER OPTION BOND				39,385,000

Variable Rate Demand Note – 55.5%
Alaska – 2.4%
Alaska Housing Finance Corporation
18,330,000	3.350	(a)	12/01/2030	18,330,000
27,085,000	2.800	(a)	12/01/2040	27,085,000
15,000,000	2.800	(a)	12/01/2041	15,000,000

				60,415,000

Arizona – 1.5%
Arizona State University
13,755,000	2.800	(a)	07/01/2034	13,755,000
Banner Health
1,375,000	3.250	(a)	01/01/2046	1,375,000
Maricopa County Arizona Industrial Development Authority
18,920,000	2.860	(a)	01/01/2048	18,920,000

				34,050,000

California – 0.1%
Los Angeles Department of Water and Power
2,750,000	2.500	(a)	07/01/2051	2,750,000

Colorado – 1.7%
Colorado Health Facilities Authority
10,000,000	2.800	(a)	05/15/2064	10,000,000
Colorado Springs Colorado (Combined Utilities Sytem)
565,000	2.880	(a)	11/01/2035	565,000
18,010,000	2.850	(a)	11/01/2036	18,010,000
2,730,000	2.880	(a)	11/01/2038	2,730,000

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS INVESTOR TAX-EXEMPT MONEY MARKET FUND

Schedule of Investments (continued) November 30, 2024

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Variable Rate Demand Note – (continued)
Colorado – (continued)
University of Colorado Hospital Authority
$11,100,000	2.800	%(a)	11/15/2039	$11,100,000

				42,405,000

Connecticut – 2.1%
Connecticut Housing Finance Authority
4,200,000	2.960	(a)	05/15/2034	4,200,000
12,520,000	2.860	(a)	11/15/2043	12,520,000
16,000,000	2.860	(a)	05/15/2048	16,000,000
18,870,000	2.800	(a)	11/15/2048	18,870,000

				51,590,000

District of Columbia – 1.4%
District of Columbia Water & Sewer Authority
10,000,000	3.170	(a)	10/01/2054	10,000,000
Metropolitan Washington Airports Authority
24,965,000	2.860	(a)	10/01/2039	24,965,000

				34,965,000

Florida – 3.7%
Adventist Health System Sunbelt Healthcare Corporation
24,875,000	2.800	(a)	11/15/2032	24,875,000
28,515,000	2.850	(a)	11/15/2034	28,515,000
7,465,000	2.860	(a)	11/15/2037	7,465,000
Baptist Health System, Inc.
3,655,000	2.860	(a)	08/01/2036	3,655,000
Florida Power & Light Company
27,885,000	2.950	(a)	05/01/2046	27,885,000

				92,395,000

Idaho – 0.1%
Trinity Health Corporation
2,000,000	3.550	(a)	12/01/2048	2,000,000

Illinois – 1.7%
Northwestern Memorial Healthcare
6,900,000	2.750	(a)	07/15/2055	6,900,000
Northwestern University
8,050,000	2.880	(a)	12/01/2034	8,050,000
26,760,000	2.860	(a)	12/01/2046	26,760,000

				41,710,000

Indiana – 0.7%
Ascension Health
11,125,000	2.850	(a)	11/15/2033	11,125,000
Purdue University
5,085,000	2.750	(a)	07/01/2033	5,085,000

				16,210,000

Louisiana – 0.8%
Air Products and Chemicals, Inc.
3,800,000	3.250	(a)	05/01/2042	3,800,000
Exxon Mobil Corporation
9,980,000	3.220	(a)	08/01/2035	9,980,000
Louisiana Public Facilities Authority
7,000,000	2.860	(a)	09/01/2057	7,000,000

				20,780,000

Maryland – 0.4%
Maricopa County Arizona Industrial Development Authority
10,000,000	2.800	(a)	06/01/2042	10,000,000

	Principal Amount	Interest Rate		Maturity Date	Amortized Cost

	Variable Rate Demand Note – (continued)
	Massachusetts – 1.7%
	Massachusetts Housing Finance Agency
$	16,270,000	2.800	%(a)	11/01/2048	$16,270,000
	Massachusetts Water Resources Authority
	6,515,000	2.750	(a)	08/01/2037	6,515,000
	Museum of Fine Arts
	18,625,000	3.310	(a)	12/01/2037	18,625,000

					41,410,000

	Minnesota – 4.3%
	Hennepin County, Minnesota
	6,820,000	2.800	(a)	12/01/2038	6,820,000
	19,300,000	2.800	(a)	12/01/2041	19,300,000
	Mayo Clinic
	31,670,000	2.800	(a)	12/07/2023	31,670,000
	20,000,000	2.850	(a)	11/15/2047	20,000,000
	Minnesota State Housing Finance Agency (GNMA/FNMA/ FHLMC)
	26,360,000	2.800	(a)	01/01/2042	26,360,000

					104,150,000

	Mississippi – 1.1%
	Chevron Corporation
	1,245,000	3.220	(a)	12/01/2023	1,245,000
	6,605,000	2.780	(a)	12/07/2023	6,605,000
	20,000,000	3.200	(a)	12/01/2030	20,000,000

					27,850,000

	Missouri – 0.3%
	Ascension Health
	8,100,000	2.850	(a)	11/15/2039	8,100,000

	New York – 7.7%
	City of New York
	12,000,000	3.200	(a)	03/01/2042	12,000,000
	1,850,000	3.300	(a)	04/01/2042	1,850,000
	2,520,000	3.200	(a)	08/01/2044	2,520,000
	Cold Spring Harbor Laboratory, Inc.
	1,600,000	3.250	(a)	01/01/2034	1,600,000
	Long Island Power Authority
	34,110,000	2.800	(a)	05/01/2033	34,110,000
	Nassau County Local Economic Assistance and Financing Corporation
	5,000,000	2.800	(a)	01/01/2045	5,000,000
	New York City Housing Development Corporation
	23,295,000	2.900	(a)	03/15/2036	23,295,000
	New York City Municipal Water Finance Authority
	12,995,000	3.250	(a)	06/15/2044	12,995,000
	1,355,000	3.250	(a)	06/15/2050	1,355,000
	New York City Transitional Finance Authority
	7,890,000	3.200	(a)	08/01/2043	7,890,000
	2,000,000	3.250	(a)	08/01/2045	2,000,000
	2,500,000	2.850	(a)	05/01/2053	2,500,000
	New York State Energy Research and Development Authority
	1,300,000	2.850	(a)	05/01/2039	1,300,000
	New York State Housing Finance Agency
	14,500,000	2.830	(a)	05/15/2037	14,500,000
	21,900,000	2.750	(a)	11/15/2037	21,900,000
	23,500,000	2.750	(a)	05/15/2039	23,500,000
	18,050,000	2.830	(a)	05/15/2041	18,050,000

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTOR TAX-EXEMPT MONEY MARKET FUND

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Variable Rate Demand Note – (continued)
New York – (continued)
State of New York Mortgage Agency
$4,945,000	2.800	%(a)	04/01/2051	$4,945,000

				191,310,000

North Carolina – 1.1%
Duke University
4,410,000	3.100	(a)	06/01/2027	4,410,000
The Charlotte-Mecklenburg Hospital Authority
13,900,000	2.900	(a)	01/15/2048	13,900,000
University of North Carolina Hospital
4,075,000	2.800	(a)	02/01/2029	4,075,000
3,350,000	2.870	(a)	02/01/2029	3,350,000

				25,735,000

Ohio – 6.0%
Columbus Ohio Sewerage System (City of)
4,285,000	2.850	(a)	12/01/2026	4,285,000
6,415,000	2.850	(a)	06/01/2032	6,415,000
Ohio State University (The)
9,710,000	2.800	(a)	06/01/2043	9,710,000
19,400,000	2.950	(a)	12/01/2044	19,400,000
Ohiohealth Corporation
14,000,000	2.800	(a)	11/15/2041	14,000,000
35,875,000	2.750	(a)	05/15/2053	35,875,000
7,400,000	2.850	(a)	05/15/2053	7,400,000
State of Ohio
4,115,000	2.850	(a)	03/15/2025	4,115,000
10,000,000	2.800	(a)	10/01/2040	10,000,000
31,755,000	2.750	(a)	12/01/2040	31,755,000
Trinity Health Corporation
4,500,000	3.550	(a)	12/01/2046	4,500,000

				147,455,000

Other – 3.0%
Nuveen Insd Tax-Free Advantage Mun Fd
75,000,000	2.950	(a)(c)	09/11/2026	75,000,000

Pennsylvania – 2.8%
Northampton County General Purpose Authority
14,800,000	2.860	(a)	11/15/2039	14,800,000
Pennsylvania Higher Educational Facilities Authority
10,000,000	3.250	(a)	11/01/2061	10,000,000
Pennsylvania Housing Finance Agency
30,900,000	2.800	(a)	10/01/2050	30,900,000
United Parcel Service, Inc.
14,915,000	3.200	(a)	09/01/2045	14,915,000

				70,615,000

South Carolina – 1.2%
South Carolina Public Service Authority Variable Rate Revenue Obligations, 2019 Tax-Exempt Refunding Series A (Sc)
31,000,000	3.050	(a)	01/01/2036	31,000,000

Texas – 4.6%
Cook Children’s Medical Center
3,065,000	2.950	(a)	12/01/2039	3,065,000
Exxon Mobil Corporation
14,380,000	3.250	(a)	11/01/2029	14,380,000
9,955,000	3.250	(a)	11/01/2038	9,955,000
12,800,000	3.250	(a)	11/01/2041	12,800,000

	Principal Amount	Interest Rate		Maturity Date	Amortized Cost

	Variable Rate Demand Note – (continued)
	Texas – (continued)
	Exxon Mobil Corporation – (continued)
$	15,115,000	3.250	%(a)	05/01/2046	$15,115,000
	13,505,000	3.250	(a)	11/01/2051	13,505,000
	Houston Texas (Combined Utilities System)
	4,500,000	3.080	(a)	05/15/2034	4,500,000
	Methodist Hospital-Houston (The)
	5,765,000	3.250	(a)	12/01/2041	5,765,000
	State of Texas
	3,800,000	2.920	(a)	06/01/2042	3,800,000
	200,000	3.000	(a)	06/01/2053	200,000
	Texas Health Resources
	27,600,000	2.050	(a)	11/15/2047	27,600,000
	1,950,000	2.880	(a)	11/15/2051	1,950,000

					112,635,000

	Utah – 0.1%
	IHC Health Services, Inc.
	3,000,000	2.950	(a)	05/15/2051	3,000,000

	Virginia – 2.7%
	Sentara Healthcare
	58,650,000	2.800	(a)	11/01/2034	58,650,000
	University of Richmond
	6,375,000	2.800	(a)	08/01/2034	6,375,000

					65,025,000

	Washington – 1.5%
	Port of Tacoma
	18,205,000	2.850	(a)	12/01/2044	18,205,000
	The City of Seattle, Washington Municipal Light and Power
	10,050,000	3.200	(a)	12/01/2023	10,050,000
	Washington Suburban Sanitary District (CNTY GTD)
	10,000,000	3.170	(a)	06/01/2027	10,000,000

					38,255,000

	Wisconsin – 0.8%
	Public Finance Authority
	20,000,000	2.860	(a)	10/01/2044	20,000,000

	TOTAL VARIABLE RATE DEMAND NOTE				1,370,810,000

	TOTAL INVESTMENTS – 98.0% (Cost $2,420,684,495)				$2,420,684,495

	OTHER ASSETS IN EXCESS OF LIABILITIES – 2.0%				49,791,490

	NET ASSETS – 100.0%				$ 2,470,475,985

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable Rate Demand Instruments – rate shown is that which is in effect on November 30, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
(b)	All or a portion represents a forward commitment.
(c)	Exempt from registration under Rule 144A of the Securities Act of 1933.

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS INVESTOR TAX-EXEMPT MONEY MARKET FUND

Schedule of Investments (continued) November 30, 2024

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, the date of the next interest rate reset for variable rate securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
CNTY GTD	- County Guaranteed
FHLMC	- Insured by Federal Home Loan Mortgage Corp.
FNMA	- Insured by Federal National Mortgage Association
GNMA	- Insured by Government National Mortgage Association
IHC	- Intermountain Health Care
SCSDE	- South Carolina State Department of Education

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTOR TAX-EXEMPT NEW YORK MONEY MARKET FUND

Schedule of Investments November 30, 2024

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Non-Financial Company Commercial Paper – 7.0%
New York – 7.0%
Long Island Power Authority
$150,000	4.633%		12/20/2024	$149,996
New York University
100,000	3.100		12/10/2024	100,000
Power Authority of The State of New York
150,000	3.300		12/06/2024	150,000

				399,996

TOTAL NON-FINANCIAL COMPANY COMMERCIAL PAPER				399,996

Other Municipal Security – 18.6%
New York – 18.6%
American Museum of Natural History (The)
260,000	2.750	(a)	04/01/2029	260,000
City of Rochester (The)
60,000	2.991		02/15/2025	60,117
100,000	2.996		02/15/2025	100,195
45,000	3.223		02/15/2025	45,087
Monroe, New York (County of) (BAM)
25,000	3.055		06/01/2025	25,238
New York (State of)
100,000	2.355		03/01/2025	100,650
Orange New York (County of)
35,000	2.824		03/15/2025	35,115
125,000	2.843		03/15/2025	125,411
Oyster Bay, Town of
135,000	3.049		03/07/2025	135,274
25,000	3.239		03/07/2025	25,051
25,000	3.532		03/07/2025	25,051
15,000	3.737		03/07/2025	15,030
10,000	3.740		03/07/2025	10,020
The Port Authority of New York and New Jersey Consolidated Bonds Two Hundred Forty-Fifth Series Consolidated Bonds Two Hundred Forty-Sixth Series
100,000	3.205		09/01/2025	101,317

				1,063,556

TOTAL OTHER MUNICIPAL SECURITY				1,063,556

U.S. Treasury Debt – 3.2%
United States Treasury Bills
180,000	4.580		12/05/2024	179,910

TOTAL U.S. TREASURY DEBT				179,910

Variable Rate Demand Note – 65.3%
New York – 65.3%
Blackrock Muniholdings New York Quality Fund, Inc.
200,000	3.000	(a)	07/01/2041	200,000
Blackrock New York Municipal Income Trust
200,000	3.000	(a)(b)	03/31/2051	200,000
Cold Spring Harbor Laboratory, Inc.
225,000	3.250	(a)	01/01/2034	225,000
Dormitory Authority of The State of New York
330,000	2.810	(a)	07/01/2032	330,000
Metropolitan Museum of Art (The)
265,000	2.750	(a)	10/01/2036	265,000
Metropolitan Transportation Authority
260,000	3.150	(a)	11/01/2032	260,000

	Principal Amount	Interest Rate		Maturity Date	Amortized Cost

	Variable Rate Demand Note – (continued)
	New York – (continued)
	New York Botanical Garden
$	200,000	2.850	%(a)	07/01/2032	$200,000
	New York City Housing Development Corporation
	200,000	2.900	(a)	03/15/2036	200,000
	New York City Transitional Finance Authority
	200,000	3.200	(a)	08/01/2043	200,000
	New York State Energy Research and Development Authority
	300,000	2.850	(a)	05/01/2039	300,000
	New York State Housing Finance Agency
	200,000	2.750	(a)	11/15/2037	200,000
	New York State Thruway Authority
	120,000	2.744		01/01/2025	120,226
	New York University
	50,000	2.431		07/01/2025	50,736
	50,000	2.672		07/01/2025	50,666
	Rockefeller University (The)
	200,000	2.800	(a)	07/01/2032	200,000
	State of New York Mortgage Agency
	200,000	2.800	(a)	04/01/2051	200,000
	Triborough Bridge and Tunnel Authority
	200,000	3.150	(a)	01/01/2032	200,000
	Trustees of Columbia University in The City of New York (The)
	225,000	2.700	(a)	09/01/2039	225,000
	University of Rochester
	100,000	2.471		07/01/2025	101,448

					3,728,076

	TOTAL VARIABLE RATE DEMAND NOTE				3,728,076

	TOTAL INVESTMENTS – 94.1% (Cost $5,371,538)				$5,371,538

	OTHER ASSETS IN EXCESS OF LIABILITIES – 5.9%				335,946

	NET ASSETS – 100.0%				$5,707,484

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable Rate Demand Instruments – rate shown is that which is in effect on November 30, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, the date of the next interest rate reset for variable rate securities, or the prerefunded date for those types of securities.

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

November 30, 2024

ADDITIONAL INVESTMENT INFORMATION

JOINT REPURCHASE AGREEMENT ACCOUNT III— At November 30, 2024, the Investor Money Market Fund had undivided interests in the Joint Repurchase Agreement Account III with a maturity date of December 2, 2024, as follows:

Fund	Principal Amount	Maturity Value	Collateral Value Allocation

Investor Money Market	$100,000,000	$100,038,250	$102,999,586

REPURCHASE AGREEMENTS— At November 30, 2024, the Principal Amounts of the Investor Money Market Fund’s interest in the Joint Repurchase Agreement Account III were as follows:

Counterparty	Interest Rate	Investor Money Market

ABN Amro Bank N.V.	4.590%	$5,970,149

Bank of America, N.A.	4.590	22,388,060

Bank of Montreal	4.590	14,925,373

Credit Agricole Corporate and Investment Bank	4.590	26,865,672

Wells Fargo Securities, LLC	4.590	29,850,746

Total		$100,000,000

At November 30, 2024, the Joint Repurchase Agreement Account III was fully collateralized by:

Issuer	Interest Rate	Maturity Dates

Federal Home Loan Mortgage Corp.	3.000% to 6.000%	06/01/51 to 12/01/54

Federal National Mortgage Association	2.000 to 7.000	07/01/33 to 09/01/61

Government National Mortgage Association	1.500 to 7.500	12/20/26 to 11/20/54

U.S. Treasury Notes	0.375 to 4.500	11/30/25 to 11/15/33

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDS - INVESTOR FUNDS

Statements of Assets and Liabilities November 30, 2024

	Investor Money Market Fund	Investor Tax-Exempt California Money Market Fund	Investor Tax-Exempt Money Market Fund	Investor Tax-Exempt New York Money Market Fund

Assets:
Investments, at value (cost $8,210,737,634, $4,892,388, $2,420,684,495 and $5,371,538, respectively)	$8,210,737,634	$4,892,388	$2,420,684,495	$5,371,538
Repurchase agreements, at value (Cost $1,948,000,000, $–, $– and $–, respectively)	1,948,000,000	—	—	—
Cash	83,792,757	54,239	45,728,740	56,020
Receivables:
Investments sold	48,203,256	—	—	200,000
Interest	27,007,794	32,187	11,642,807	29,206
Fund shares sold	12,736,628	—	2,416,161	—
Reimbursement from investment adviser	9,812	23,238	120,940	23,235
Deferred offering costs	—	156,322	—	156,322
Other assets	528,483	1,422	89,210	1,422

Total assets	10,331,016,364	5,159,796	2,480,682,353	5,837,743

Liabilities:
Payables:
Investments purchased	87,591,623	—	4,117,315	—
Fund shares redeemed	21,011,482	—	1,936,445	—
Dividend distribution	1,041,620	—	3,855,686	1
Management fees	711,445	351	177,561	398
Distribution and Service fees and Transfer Agency fees	455,004	122	32,012	126
Organizational costs	—	12,000	—	12,000
Offering costs	—	62,976	—	62,989
Accrued expenses	93,084	54,744	87,349	54,745

Total liabilities	110,904,258	130,193	10,206,368	130,259

Net Assets:

Paid-in capital	10,219,179,413	5,029,489	2,470,474,232	5,707,391
Total distributable earnings	932,693	114	1,753	93

NET ASSETS	$10,220,112,106	$5,029,603	$2,470,475,985	$5,707,484

Net Assets:
Class A Shares	$2,943,597,380	$50,269	$78,674,321	$50,317
Class C Shares	55,002	—	9,469	—
Class D Shares	11,748,091	—	—	—
Class I Shares	6,830,805,579	4,828,538	2,367,989,655	5,506,227
Service Shares	15,433,452	50,241	21,793,739	50,289
Preferred Shares	—	50,286	671,925	50,334
Administration Shares	392,477,612	50,269	1,336,876	50,317
Cash Management Shares	25,994,990	—	—	—
Total Net Assets	$10,220,112,106	$5,029,603	$2,470,475,985	$5,707,484
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A Shares	2,943,407,332	50,269	78,673,574	50,317
Class C Shares	54,998	—	9,469	—
Class D Shares	11,747,456	—	—	—
Class I Shares	6,830,361,823	4,828,534	2,367,965,601	5,506,226
Service Shares	15,432,330	50,241	21,793,523	50,289
Preferred Shares	—	50,286	671,918	50,334
Administration Shares	392,452,068	50,269	1,336,863	50,317
Cash Management Shares	25,993,276	—	—	—
Net asset value, offering and redemption price per share:	$1.00	$1.00	$1.00	$1.00

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS FUNDS - INVESTOR FUNDS

Statements of Operations For the Year Ended November 30, 2024

	Investor Money Market Fund	Investor Tax-Exempt California Money Market Fund*	Investor Tax-Exempt Money Market Fund	Investor Tax-Exempt New York Money Market Fund*

Investment Income:

Interest income	$496,056,878	$31,787	$77,023,140	$40,206

Expenses:

Fund-Level Expenses:

Management fees	14,763,034	1,796	3,635,438	1,979

Transfer Agency fees	922,604	113	227,195	125

Registration fees	862,010	—	187,262	—

Custody, accounting and administrative services	294,039	16,482	264,430	16,485

Printing and postage fees	284,294	3,370	24,746	3,370

Professional fees	92,918	36,794	96,207	36,794

Trustee fees	47,273	6,097	31,650	6,096

Amortization of offering costs	—	45,294	—	45,294

Organizational costs	—	12,000	—	12,000

Other	50,294	11,268	14,273	11,268

Subtotal	17,316,466	133,214	4,481,201	133,411

Class Specific Expenses:

Distribution and Service fees - Class A Shares	5,764,657	28	149,666	28

Administration Share fees	873,306	28	3,661	28

Cash Management Share fees	128,451	—	0	—

Service Share fees	89,781	56	8,251	56

Distribution fees - Cash Management Shares	77,071	—	—	—

Distribution fees - Class C Shares	134	—	94	—

Preferred Share fees	—	11	495	11

Total expenses	24,249,866	133,337	4,643,368	133,534

Less - expense reductions	(360,220)	(131,149)	(298,035)	(131,136)

Net expenses	23,889,646	2,188	4,345,333	2,398

NET INVESTMENT INCOME	$472,167,232	$29,599	$72,677,807	$37,808

Net realized gain (loss) from investment transactions	2,847,059	4	(26)	1

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$475,014,291	$29,603	$72,677,781	$37,809

*	For the period September 10, 2024 (commencement of operations) through November 30, 2024.

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDS - INVESTOR FUNDS

Statements of Changes in Net Assets

	Investor Money Market Fund		Investor Tax-Exempt California Money Market Fund
	For the Fiscal Year Ended November 30, 2024	For the Fiscal Year Ended November 30, 2023	For the Period September 10, 2024* to November 30, 2024

From operations:

Net investment income	$472,167,232	$374,740,755	$29,599

Net realized gain	2,847,059	415,037	4

Net increase in net assets resulting from operations	475,014,291	375,155,792	29,603

Distributions to shareholders:

From distributable earnings:

Class A Shares	(114,116,098)	(54,372,461)	(269)

Class C Shares	(554)	(736)	–

Class D Shares	(595,068)	(201,929)	–

Class I Shares	(340,133,487)	(305,506,481)	(28,533)

Service Shares	(852,823)	(2,182,569)	(241)

Preferred Shares	–	–	(286)

Administration Shares	(17,335,597)	(11,231,011)	(270)

Cash Management Shares	(1,135,378)	(1,460,845)	–

Resource Shares	–	(273)	–

Total distributions to shareholders	(474,169,005)	(374,956,305)	(29,599)

From share transactions:

Proceeds from sales of shares	10,632,460,885	11,273,396,347	5,000,041

Reinvestment of distributions	458,800,936	358,658,224	29,599

Cost of shares redeemed	(9,352,011,096)	(8,876,179,028)	(41)

Net increase in net assets resulting from share transactions	1,739,250,725	2,755,875,543	5,029,599

TOTAL INCREASE	1,740,096,011	2,756,075,030	5,029,603

Net assets:

Beginning of period	$8,480,016,095	$5,723,941,065	$–

End of period	$10,220,112,106	$8,480,016,095	$5,029,603

*	Commencement of operations.

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS FUNDS - INVESTOR FUNDS

Statements of Changes in Net Assets (continued)

	Investor Tax-Exempt Money Market Fund		Investor Tax-Exempt New York Money Market Fund
	For the Fiscal Year Ended November 30, 2024	For the Fiscal Year Ended November 30, 2023	For the Period September 10, 2024* to November 30, 2024

From operations:

Net investment income	$72,677,807	$62,384,193	$37,808

Net realized gain (loss)	(26)	12,447	1

Net increase in net assets resulting from operations	72,677,781	62,396,640	37,809

Distributions to shareholders:

From distributable earnings:

Class A Shares	(1,765,205)	(1,043,008)	(318)

Class C Shares	(207)	(319)	–

Class I Shares	(70,825,601)	(61,074,264)	(36,550)

Capital Shares	(4)	(34)	–

Service Shares	(40,484)	(9,834)	(289)

Preferred Shares	(15,391)	(10,194)	(334)

Select Shares	(5)	(35)	–

Administration Shares	(43,354)	(246,417)	(317)

Cash Management Shares	(4)	(41)	–

Premier Shares	(4)	(30)	–

Resource Shares	–	(17)	–

Total distributions to shareholders	(72,690,259)	(62,384,193)	(37,808)

From share transactions:

Proceeds from sales of shares	3,023,912,047	2,819,004,130	5,675,387

Reinvestment of distributions	21,104,007	11,541,497	37,807

Cost of shares redeemed	(2,704,944,600)	(2,790,135,480)	(5,711)

Net increase in net assets resulting from share transactions	340,071,454	40,410,147	5,707,483

TOTAL INCREASE	340,058,976	40,422,594	5,707,484

Net assets:

Beginning of period	$2,130,417,009	$2,089,994,415	$–

End of period	$2,470,475,985	$2,130,417,009	$5,707,484

*	Commencement of operations.

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTOR MONEY MARKET FUND

Financial Highlights Selected Data for a Share Outstanding Throughout Each Period

	Investor Money Market Fund

	Class A Shares
	Year Ended November 30,					For the Period Ended November 30, 2020†		For the Fiscal Year Ended August 31, 2020
	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Net investment income(a)	0.049	0.048	0.012	–	(b)	–	(b)	0.009

Net realized gain (loss)	0.001	(0.001)	– (b)	–	(b)	–	(b)	0.001

Total from investment operations	0.050	0.047	0.012	–	(b)	–	(b)	0.010

Distributions to shareholders from net investment income	(0.050)	(0.047)	(0.012)	–	(b)	–	(b)	(0.010)

Distributions to shareholders from net realized gains	– (b)	– (b)	– (b)	–	(b)	–	(b)	– (b)

Total distributions(c)	(0.050)	(0.047)	(0.012)	–	(b)	–	(b)	(0.010)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Total Return(d)	5.09%	4.80%	1.17%	0.03%		–	%(e)	0.98%

Net assets, end of year (in 000’s)	$2,943,597	$1,728,037	$442,390	$140,297		$221,008		$249,228

Ratio of net expenses to average net assets	0.43%	0.43%	0.38%	0.12%		0.24	%(f)	0.42%

Ratio of total expenses to average net assets	0.44%	0.44%	0.45%	0.45%		0.47	%(f)	0.46%

Ratio of net investment income (loss) to average net assets	4.93%	4.81%	1.69%	(0.01)%		(0.08	)%(f)	0.88%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Amount is less than 0.005%.
(f)	Annualized.

The accompanying notes are an integral part of these consolidated financial statements.	25

GOLDMAN SACHS INVESTOR MONEY MARKET FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Investor Money Market Fund

	Class C Shares
	Year Ended November 30,					For the Period Ended November 30, 2020†		For the Fiscal Year Ended August 31, 2020
	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Net investment income(a)	0.041	0.039	0.007	–	(b)	–	(b)	0.003

Net realized gain	0.001	– (b)	– (b)	–	(b)	–	(b)	0.002

Total from investment operations	0.042	0.039	0.007	–	(b)	–	(b)	0.005

Distributions to shareholders from net investment income	(0.042)	(0.039)	(0.007)	–	(b)	–	(b)	(0.005)

Distributions to shareholders from net realized gains	– (b)	– (b)	– (b)	–	(b)	–	(b)	– (b)

Total distributions(c)	(0.042)	(0.039)	(0.007)	–	(b)	–	(b)	(0.005)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Total Return(d)	4.31%	4.02%	0.74%	0.03%		–	%(e)	0.46%

Net assets, end of year (in 000’s)	$55	$11	$34	$39		$39		$53

Ratio of net expenses to average net assets	1.19%	1.18%	0.79%	0.12%		0.24	%(f)	0.79%

Ratio of total expenses to average net assets	1.19%	1.19%	1.20%	1.20%		1.22	%(f)	1.21%

Ratio of net investment income (loss) to average net assets	4.12%	3.87%	0.62%	(0.01)%		(0.08	)%(f)	0.24%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Amount is less than 0.005%.
(f)	Annualized.

26	The accompanying notes are an integral part of these consolidated financial statements.

GOLDMAN SACHS INVESTOR MONEY MARKET FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Investor Money Market Fund

	Class D Shares

	For the Fiscal Year Ended November 30, 2024	Period Ended November 30, 2023(a)

Per Share Data

Net asset value, beginning of period	$1.00	$1.00

Net investment income(b)	0.052	0.043

Net realized loss	–	(0.001)

Total from investment operations	0.052	0.042

Distributions to shareholders from net investment income	(0.052)	(0.042)

Distributions to shareholders from net realized gains	– (c)	–	(c)

Total distributions(d)	(0.052)	(0.042)

Net asset value, end of period	$1.00	$1.00

Total Return(e)	5.35%	4.30%

Net assets, end of period (in 000’s)	$11,748	$6,124

Ratio of net expenses to average net assets	0.18%	0.18	%(f)

Ratio of total expenses to average net assets	0.19%	0.19	%(f)

Ratio of net investment income to average net assets	5.18%	5.17	%(f)

(a)	Commenced operations on January 31, 2023.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Amount is less than $0.0005 per share.
(d)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(e)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(f)	Annualized.

The accompanying notes are an integral part of these consolidated financial statements.	27

GOLDMAN SACHS INVESTOR MONEY MARKET FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Investor Money Market Fund

	Class I Shares
	Year Ended November 30,					For the Period Ended November 30, 2020†		For the Fiscal Year Ended August 31, 2020
	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Net investment income(a)	0.052	0.050	0.013	–	(b)	–	(b)	0.011

Net realized gain (loss)	–	(0.001)	– (b)	–	(b)	–	(b)	0.001

Total from investment operations	0.052	0.049	0.013	–	(b)	–	(b)	0.012

Distributions to shareholders from net investment income	(0.052)	(0.049)	(0.013)	–	(b)	–	(b)	(0.012)

Distributions to shareholders from net realized gains	– (b)	– (b)	–	–	(b)	–	(b)	– (b)

Total distributions(c)	(0.052)	(0.049)	(0.013)	–	(b)	–	(b)	(0.012)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Total Return(d)	5.35%	5.06%	1.35%	0.04%		0.02%		1.22%

Net assets, end of year (in 000’s)	$6,830,806	$6,386,610	$5,066,681	$1,400,101		$1,527,628		$2,025,657

Ratio of net expenses to average net assets	0.18%	0.18%	0.18%	0.12%		0.18	%(e)	0.18%

Ratio of total expenses to average net assets	0.19%	0.19%	0.20%	0.20%		0.22	%(e)	0.21%

Ratio of net investment income (loss) to average net assets	5.20%	4.95%	1.93%	–	%(f)	(0.02	)%(e)	1.11%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Annualized.
(f)	Amount is less than 0.005%.

28	The accompanying notes are an integral part of these consolidated financial statements.

GOLDMAN SACHS INVESTOR MONEY MARKET FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Investor Money Market Fund

	Service Shares

	Year Ended November 30,					For the		For the Fiscal
	2024	2023	2022	2021		Period Ended		Year Ended
						November 30, 2020†		August 31, 2020

Per Share Data

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Net investment income(a)	0.047	0.044	0.010	–	(b)	–	(b)	0.006

Net realized gain	–	– (b)	– (b)	–	(b)	–	(b)	0.002

Total from investment operations	0.047	0.044	0.010	–	(b)	–	(b)	0.008

Distributions to shareholders from net investment income	(0.047)	(0.044)	(0.010)	–	(b)	–	(b)	(0.008)

Distributions to shareholders from net realized gains	– (b)	– (b)	– (b)	–	(b)	–	(b)	– (b)

Total distributions(c)	(0.047)	(0.044)	(0.010)	–	(b)	–	(b)	(0.008)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Total Return(d)	4.83%	4.54%	1.00%	0.03%		–	%(e)	0.78%

Net assets, end of year (in 000’s)	$15,433	$35,861	$49,040	$63,427		$50,167		$56,453

Ratio of net expenses to average net assets	0.68%	0.68%	0.54%	0.12%		0.24	%(f)	0.62%

Ratio of total expenses to average net assets	0.69%	0.69%	0.70%	0.70%		0.72	%(f)	0.71%

Ratio of net investment income (loss) to average net assets	4.73%	4.40%	1.14%	(0.01)%		(0.08	)%(f)	0.62%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Amount is less than 0.005%.
(f)	Annualized.

The accompanying notes are an integral part of these consolidated financial statements.	29

GOLDMAN SACHS INVESTOR MONEY MARKET FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Investor Money Market Fund

	Administration Shares

	Year Ended November 30,					For the		For the Fiscal
	2024	2023	2022	2021		Period Ended		Year Ended
						November 30, 2020†		August 31, 2020

Per Share Data

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Net investment income(a)	0.049	0.048	0.012	–	(b)	–	(b)	0.009

Net realized gain (loss)	0.001	(0.001)	– (b)	–	(b)	–	(b)	0.001

Total from investment operations	0.050	0.047	0.012	–	(b)	–	(b)	0.010

Distributions to shareholders from net investment income	(0.050)	(0.047)	(0.012)	–	(b)	–	(b)	(0.010)

Distributions to shareholders from net realized gains	– (b)	– (b)	– (b)	–	(b)	–	(b)	– (b)

Total distributions(c)	(0.050)	(0.047)	(0.012)	–	(b)	–	(b)	(0.010)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Total Return(d)	5.09%	4.80%	1.17%	0.03%		–	%(e)	0.98%

Net assets, end of year (in 000’s)	$392,478	$297,597	$130,172	$40,662		$31,792		$33,860

Ratio of net expenses to average net assets	0.43%	0.43%	0.39%	0.12%		0.24	%(f)	0.42%

Ratio of total expenses to average net assets	0.44%	0.44%	0.45%	0.45%		0.47	%(f)	0.46%

Ratio of net investment income (loss) to average net assets	4.94%	4.77%	1.64%	(0.01)%		(0.08	)%(f)	0.90%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Amount is less than 0.005%.
(f)	Annualized.

30	The accompanying notes are an integral part of these consolidated financial statements.

GOLDMAN SACHS INVESTOR MONEY MARKET FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Investor Money Market Fund

	Cash Management Shares

	Year Ended November 30,					For the		For the Fiscal
	2024	2023	2022	2021		Period Ended		Year Ended
						November 30, 2020†		August 31, 2020

Per Share Data

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Net investment income(a)	0.044	0.041	0.008	–	(b)	–	(b)	0.004

Net realized gain	–	– (b)	– (b)	–	(b)	–	(b)	0.002

Total from investment operations	0.044	0.041	0.008	–	(b)	–	(b)	0.006

Distributions to shareholders from net investment income	(0.044)	(0.041)	(0.008)	–	(b)	–	(b)	(0.006)

Distributions to shareholders from net realized gains	– (b)	– (b)	– (b)	–	(b)	–	(b)	– (b)

Total distributions (c)	(0.044)	(0.041)	(0.008)	–	(b)	–	(b)	(0.006)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Total Return(d)	4.51%	4.22%	0.83%	0.03%		–	%(e)	0.58%

Net assets, end of year (in 000’s)	$25,995	$25,776	$35,614	$61,039		$49,812		$52,017

Ratio of net expenses to average net assets	0.98%	0.98%	0.61%	0.12%		0.24	%(f)	0.76%

Ratio of total expenses to average net assets	0.99%	0.99%	1.00%	1.00%		1.02	%(f)	1.01%

Ratio of net investment income (loss) to average net assets	4.40%	4.08%	0.75%	–	%(e)	(0.08	)%(f)	0.38%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Amount is less than 0.005%.
(f)	Annualized.

The accompanying notes are an integral part of these consolidated financial statements.	31

GOLDMAN SACHS INVESTOR TAX-EXEMPT CALIFORNIA MONEY MARKET FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout the Period

	Investor Tax- Exempt California Money Market Fund

	Class A Shares

	Period Ended November 30, 2024(a)

Per Share Data

Net asset value, beginning of period	$1.00

Net investment income(b)	0.005

Total from investment operations	0.005

Distributions to shareholders from net investment income	(0.005)

Net asset value, end of period	$1.00

Total Return(c)	0.54%

Net assets, end of period (in 000’s)	$50

Ratio of net expenses to average net assets	0.43	%(d)

Ratio of total expenses to average net assets	12.02	%(d)

Ratio of net investment income to average net assets	2.40	%(d)

(a)	Commenced operations on September 10, 2024.
(b)	Calculated based on the average shares outstanding methodology.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.

32	The accompanying notes are an integral part of these consolidated financial statements.

GOLDMAN SACHS INVESTOR TAX-EXEMPT CALIFORNIA MONEY MARKET FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout the Period

Investor Tax- Exempt California Money Market Fund

Class I Shares

Period Ended November 30, 2024(a)

Per Share Data

Net asset value, beginning of period	$1.00

Net investment income(b)	0.006

Total from investment operations	0.006

Distributions to shareholders from net investment income	(0.006)

Net asset value, end of period	$1.00

Total Return(c)	0.59%

Net assets, end of period (in 000’s)	$4,829

Ratio of net expenses to average net assets	0.18%(d)

Ratio of total expenses to average net assets	11.77%(d)

Ratio of net investment income to average net assets	2.65%(d)

(a)	Commenced operations on September 10, 2024.
(b)	Calculated based on the average shares outstanding methodology.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.

The accompanying notes are an integral part of these consolidated financial statements.	33

GOLDMAN SACHS INVESTOR TAX-EXEMPT CALIFORNIA MONEY MARKET FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout the Period

Investor Tax- Exempt California Money Market Fund

Service Shares

Period Ended November 30, 2024(a)

Per Share Data

Net asset value, beginning of period	$1.00

Net investment income(b)	0.005

Total from investment operations	0.005

Distributions to shareholders from net investment income	(0.005)

Net asset value, end of period	$1.00

Total Return(c)	0.48%

Net assets, end of period (in 000’s)	$50

Ratio of net expenses to average net assets	0.68%(d)

Ratio of total expenses to average net assets	12.27%(d)

Ratio of net investment income to average net assets	2.15%(d)

(a)	Commenced operations on September 10, 2024.
(b)	Calculated based on the average shares outstanding methodology.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.

34	The accompanying notes are an integral part of these consolidated financial statements.

GOLDMAN SACHS INVESTOR TAX-EXEMPT CALIFORNIA MONEY MARKET FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout the Period

Investor Tax- Exempt California Money Market Fund

Preferred Shares

Period Ended November 30, 2024(a)

Per Share Data

Net asset value, beginning of period	$1.00

Net investment income(b)	0.006

Total from investment operations	0.006

Distributions to shareholders from net investment income	(0.006)

Net asset value, end of period	$1.00

Total Return(c)	0.57%

Net assets, end of period (in 000’s)	$50

Ratio of net expenses to average net assets	0.29%(d)

Ratio of total expenses to average net assets	11.87%(d)

Ratio of net investment income to average net assets	2.55%(d)

(a)	Commenced operations on September 10, 2024.
(b)	Calculated based on the average shares outstanding methodology.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.

The accompanying notes are an integral part of these consolidated financial statements.	35

GOLDMAN SACHS INVESTOR TAX-EXEMPT CALIFORNIA MONEY MARKET FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout the Period

Investor Tax- Exempt California Money Market Fund

Administration Shares

Period Ended November 30, 2024(a)

Per Share Data

Net asset value, beginning of period	$1.00

Net investment income(b)	0.005

Total from investment operations	0.005

Distributions to shareholders from net investment income	(0.005)

Net asset value, end of period	$1.00

Total Return(c)	0.54%

Net assets, end of period (in 000’s)	$50

Ratio of net expenses to average net assets	0.43%(d)

Ratio of total expenses to average net assets	12.02%(d)

Ratio of net investment income to average net assets	2.40%(d)

(a)	Commenced operations on September 10, 2024.
(b)	Calculated based on the average shares outstanding methodology.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.

36	The accompanying notes are an integral part of these consolidated financial statements.

GOLDMAN SACHS INVESTOR TAX-EXEMPT MONEY MARKET FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Investor Tax-Exempt Money Market Fund

	Class A Shares
	Year Ended November 30,					For the Period Ended November 30, 2020†		For the Fiscal Year Ended August 31, 2020
	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Net investment income(a)	0.030	0.028	0.006	–	(b)	–	(b)	0.005

Net realized gain	–	–	– (b)	–	(b)	–	(b)	0.001

Total from investment operations	0.030	0.028	0.006	–	(b)	–	(b)	0.006

Distributions to shareholders from net investment income	(0.030)	(0.028)	(0.006)	–	(b)	–	(b)	(0.006)

Distributions to shareholders from net realized gains	– (b)	–	–	–	(b)	–		–

Total distributions(c)	(0.030)	(0.028)	(0.006)	–	(b)	–	(b)	(0.006)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Total Return(d)	3.00%	2.80%	0.58%	0.01%		–	%(e)	0.55%

Net assets, end of year (in 000’s)	$78,674	$49,348	$21,573	$8,728		$10,756		$16,678

Ratio of net expenses to average net assets	0.44%	0.43%	0.36%	0.04%		0.13	%(f)	0.36%

Ratio of total expenses to average net assets	0.45%	0.44%	0.46%	0.45%		0.48	%(f)	0.45%

Ratio of net investment income to average net assets	2.95%	2.80%	0.78%	0.01%		0.01	%(f)	0.42%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Amount is less than 0.005%.
(f)	Annualized.

The accompanying notes are an integral part of these consolidated financial statements.	37

GOLDMAN SACHS INVESTOR TAX-EXEMPT MONEY MARKET FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Investor Tax-Exempt Money Market Fund

	Class C Shares
	Year Ended November 30,					For the Period Ended November 30, 2020†		For the Fiscal Year Ended August 31, 2020
	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Net investment income(a)	0.022	0.020	0.003	–		–		0.001

Net realized loss	–	–	– (b)	–	(b)	–	(b)	–(b)

Total from investment operations	0.022	0.020	0.003	–	(b)	–	(b)	0.001

Distributions to shareholders from net investment income	(0.022)	(0.020)	(0.003)	–		–	(b)	(0.001)

Distributions to shareholders from net realized gains	– (b)	–	–	–	(b)	–		–

Total distributions(c)	(0.022)	(0.020)	(0.003)	–	(b)	–	(b)	(0.001)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Total Return(d)	2.23%	2.04%	0.25%	0.01%		–	%(e)	0.12%

Net assets, end of year (in 000’s)	$9	$9	$9	$9		$29		$29

Ratio of net expenses to average net assets	1.19%	1.18%	0.66%	0.04%		0.13	%(f)	0.55%

Ratio of total expenses to average net assets	1.20%	1.19%	1.21%	1.20%		1.23	%(f)	1.20%

Ratio of net investment income to average net assets	2.21%	1.96%	0.25%	–	%(e)	0.01	%(f)	0.14%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Amount is less than 0.005%.
(f)	Annualized.

38	The accompanying notes are an integral part of these consolidated financial statements.

GOLDMAN SACHS INVESTOR TAX-EXEMPT MONEY MARKET FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Investor Tax-Exempt Money Market Fund

	Class I Shares
	Year Ended November 30,					For the Period Ended November 30, 2020†		For the Fiscal Year Ended August 31, 2020
	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Net investment income(a)	0.032	0.030	0.008	–	(b)	–	(b)	0.007

Net realized loss	–	–	– (b)	–	(b)	–	(b)	–(b)

Total from investment operations	0.032	0.030	0.008	–	(b)	–	(b)	0.007

Distributions to shareholders from net investment income	(0.032)	(0.030)	(0.008)	–	(b)	–	(b)	(0.007)

Distributions to shareholders from net realized gains	– (b)	–	–	–	(b)	–		–

Total distributions (c)	(0.032)	(0.030)	(0.008)	–	(b)	–	(b)	(0.007)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Total Return(d)	3.26%	3.06%	0.76%	0.01%		–	%(e)	0.75%

Net assets, end of year (in 000’s)	$2,367,990	$2,077,493	$2,046,960	$1,559,836		$1,361,639		$1,511,106

Ratio of net expenses to average net assets	0.19%	0.18%	0.16%	0.04%		0.13	%(f)	0.18%

Ratio of total expenses to average net assets	0.20%	0.19%	0.21%	0.20%		0.23	%(f)	0.20%

Ratio of net investment income to average net assets	3.21%	3.01%	0.80%	0.01%		0.01	%(f)	0.73%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Amount is less than 0.005%.
(f)	Annualized.

The accompanying notes are an integral part of these consolidated financial statements.	39

GOLDMAN SACHS INVESTOR TAX-EXEMPT MONEY MARKET FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Investor Tax-Exempt Money Market Fund

	Service Shares
	Year Ended November 30,					For the Period Ended November 30, 2020†		For the Fiscal Year Ended August 31, 2020
	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Net investment income(a)	0.027	0.024	0.004	–	(b)	–	(b)	0.005

Net realized gain (loss)	–	–	– (b)	–	(b)	–	(b)	(0.001)

Total from investment operations	0.027	0.024	0.004	–	(b)	–	(b)	0.004

Distributions to shareholders from net investment income	(0.027)	(0.024)	(0.004)	–	(b)	–	(b)	(0.004)

Distributions to shareholders from net realized gains	– (b)	–	–	–	(b)	–		–

Total distributions (c)	(0.027)	(0.024)	(0.004)	–	(b)	–	(b)	(0.004)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Total Return(d)	2.74%	2.55%	0.44%	0.01%		–	%(e)	0.39%

Net assets, end of year (in 000’s)	$21,794	$239	$821	$833		$820		$818

Ratio of net expenses to average net assets	0.69%	0.68%	0.48%	0.04%		0.13	%(f)	0.56%

Ratio of total expenses to average net assets	0.70%	0.69%	0.71%	0.70%		0.73	%(f)	0.70%

Ratio of net investment income to average net assets	2.45%	2.37%	0.44%	0.01%		0.01	%(f)	0.45%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Amount is less than 0.005%.
(f)	Annualized.

40	The accompanying notes are an integral part of these consolidated financial statements.

GOLDMAN SACHS INVESTOR TAX-EXEMPT MONEY MARKET FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Investor Tax-Exempt Money Market Fund

	Preferred Shares
	Year Ended November 30,					For the Period Ended November 30, 2020†		For the Fiscal Year Ended August 31, 2020
	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Net investment income(a)	0.031	0.028	0.007	–	(b)	–	(b)	0.005

Net realized gain	–	–	– (b)	–	(b)	–	(b)	0.002

Total from investment operations	0.031	0.028	0.007	–	(b)	–	(b)	0.007

Distributions to shareholders from net investment income	(0.031)	(0.028)	(0.007)	–	(b)	–	(b)	(0.007)

Distributions to shareholders from net realized gains	– (b)	–	–	–	(b)	–		–

Total distributions(c)	(0.031)	(0.028)	(0.007)	–	(b)	–	(b)	(0.007)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Total Return(d)	3.15%	2.96%	0.68%	0.01%		–	%(e)	0.66%

Net assets, end of year (in 000’s)	$672	$255	$603	$109		$278		$91

Ratio of net expenses to average net assets	0.29%	0.28%	0.24%	0.04%		0.13	%(f)	0.26%

Ratio of total expenses to average net assets	0.30%	0.29%	0.31%	0.30%		0.33	%(f)	0.30%

Ratio of net investment income to average net assets	3.11%	2.84%	1.01%	0.01%		0.01	%(f)	0.45%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Amount is less than 0.005%.
(f)	Annualized.

The accompanying notes are an integral part of these consolidated financial statements.	41

GOLDMAN SACHS INVESTOR TAX-EXEMPT MONEY MARKET FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Investor Tax-Exempt Money Market Fund

	Administration Shares
	Year Ended November 30,					For the Period Ended November 30, 2020†		For the Fiscal Year Ended August 31, 2020
	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Net investment income(a)	0.030	0.026	0.006	–	(b)	–	(b)	0.006

Net realized gain	–	–	– (b)	–	(b)	–	(b)	–(b)

Total from investment operations	0.030	0.026	0.006	–	(b)	–	(b)	0.006

Distributions to shareholders from net investment income	(0.030)	(0.026)	(0.006)	–	(b)	–	(b)	(0.006)

Distributions to shareholders from net realized gains	– (b)	–	–	–	(b)	–		–

Total distributions (c)	(0.030)	(0.026)	(0.006)	–	(b)	–	(b)	(0.006)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Total Return(d)	3.00%	2.80%	0.58%	0.01%		–	%(e)	0.55%

Net assets, end of year (in 000’s)	$1,337	$3,069	$20,022	$314		$305		$305

Ratio of net expenses to average net assets	0.44%	0.43%	0.38%	0.04%		0.13	%(f)	0.37%

Ratio of total expenses to average net assets	0.45%	0.44%	0.46%	0.45%		0.48	%(f)	0.45%

Ratio of net investment income to average net assets	2.96%	2.61%	0.70%	0.01%		0.01	%(f)	0.55%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Amount is less than 0.005%.
(f)	Annualized.

42	The accompanying notes are an integral part of these consolidated financial statements.

GOLDMAN SACHS INVESTOR TAX-EXEMPT NEW YORK MONEY MARKET FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout the Period

Investor Tax- Exempt New York Money Market Fund

Class A Shares

Period Ended November 30, 2024(a)

Per Share Data

Net asset value, beginning of period	$1.00

Net investment income(b)	0.006

Total from investment operations	0.006

Distributions to shareholders from net investment income	(0.006)

Net asset value, end of period	$1.00

Total Return(c)	0.63%

Net assets, end of period (in 000’s)	$50

Ratio of net expenses to average net assets	0.43%(d)

Ratio of total expenses to average net assets	10.95%(d)

Ratio of net investment income to average net assets	2.83%(d)

(a)	Commenced operations on September 10, 2024.
(b)	Calculated based on the average shares outstanding methodology.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.

The accompanying notes are an integral part of these consolidated financial statements.	43

GOLDMAN SACHS INVESTOR TAX-EXEMPT NEW YORK MONEY MARKET FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout the Period

Investor Tax- Exempt New York Money Market Fund

Class I Shares

Period Ended November 30, 2024(a)

Per Share Data

Net asset value, beginning of period	$1.00

Net investment income(b)	0.007

Total from investment operations	0.007

Distributions to shareholders from net investment income	(0.007)

Net asset value, end of period	$1.00

Total Return(c)	0.69%

Net assets, end of period (in 000’s)	$5,506

Ratio of net expenses to average net assets	0.18%(d)

Ratio of total expenses to average net assets	10.70%(d)

Ratio of net investment income to average net assets	3.07%(d)

(a)	Commenced operations on September 10, 2024.
(b)	Calculated based on the average shares outstanding methodology.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.

44	The accompanying notes are an integral part of these consolidated financial statements.

GOLDMAN SACHS INVESTOR TAX-EXEMPT NEW YORK MONEY MARKET FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout the Period

Investor Tax- Exempt New York Money Market Fund

Service Shares

Period Ended November 30, 2024(a)

Per Share Data

Net asset value, beginning of period	$1.00

Net investment income(b)	0.006

Total from investment operations	0.006

Distributions to shareholders from net investment income	(0.006)

Net asset value, end of period	$1.00

Total Return(c)	0.58%

Net assets, end of period (in 000’s)	$50

Ratio of net expenses to average net assets	0.68%(d)

Ratio of total expenses to average net assets	11.20%(d)

Ratio of net investment income to average net assets	2.57%(d)

(a)	Commenced operations on September 10, 2024.
(b)	Calculated based on the average shares outstanding methodology.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.

The accompanying notes are an integral part of these consolidated financial statements.	45

GOLDMAN SACHS INVESTOR TAX-EXEMPT NEW YORK MONEY MARKET FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout the Period

Investor Tax- Exempt New York Money Market Fund

Preferred Shares

Period Ended November 30, 2024(a)

Per Share Data

Net asset value, beginning of period	$1.00

Net investment income(b)	0.007

Total from investment operations	0.007

Distributions to shareholders from net investment income	(0.007)

Net asset value, end of period	$1.00

Total Return(c)	0.67%

Net assets, end of period (in 000’s)	$50

Ratio of net expenses to average net assets	0.29%(d)

Ratio of total expenses to average net assets	10.80%(d)

Ratio of net investment income to average net assets	2.97%(d)

(a)	Commenced operations on September 10, 2024.
(b)	Calculated based on the average shares outstanding methodology.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.

46	The accompanying notes are an integral part of these consolidated financial statements.

GOLDMAN SACHS INVESTOR TAX-EXEMPT NEW YORK MONEY MARKET FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout the Period

Investor Tax- Exempt New York Money Market Fund

Administration Shares

Period Ended November 30, 2024(a)

Per Share Data

Net asset value, beginning of period	$1.00

Net investment income(b)	0.006

Total from investment operations	0.006

Distributions to shareholders from net investment income	(0.006)

Net asset value, end of period	$1.00

Total Return(c)	0.63%

Net assets, end of period (in 000’s)	$50

Ratio of net expenses to average net assets	0.43%(d)

Ratio of total expenses to average net assets	10.95%(d)

Ratio of net investment income to average net assets	2.83%(d)

(a)	Commenced operations on September 10, 2024.
(b)	Calculated based on the average shares outstanding methodology.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.

The accompanying notes are an integral part of these consolidated financial statements.	47

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

Notes to Financial Statements November 30, 2024

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Fund	Share Classes Offered	Diversified/ Non-Diversified

Goldman Sachs Investor Money Market Fund	A, C, D, I, Service, Administration and Cash Management	Diversified

Goldman Sachs Investor Tax-Exempt California Money Market Fund(a)	A, I, Service, Preferred and Administration	Diversified

Goldman Sachs Investor Tax-Exempt Money Market Fund	A, C, I, Service, Preferred and Administration	Diversified

Goldman Sachs Investor Tax-Exempt New York Money Market Fund(a)	A, I, Service, Preferred and Administration	Diversified

(a)	Commenced operation on September 10, 2024.

Class C Shares may typically be acquired only in an exchange for Class C Shares of another Goldman Sachs Fund. Class C Shares may be subject to a contingent deferred sales charge (“CDSC”) of 1.00% during the first 12 months, measured from the time the original shares subject to the CDSC were acquired.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to management agreements (the “Agreements”) with the Trust.

The Funds have adopted policies and procedures that allow the Trust’s Board of Trustees (“Trustees”) (or their delegate) to impose a liquidity fee if the Trustees (or their delegate) determine that it is in the best interests of a Fund to do so.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A. Investment Valuation — The investment valuation policy of the Funds is to use the amortized-cost method permitted by Rule 2a-7 under the Act for valuing portfolio securities. The amortized-cost method of valuation involves valuing a security at its cost and thereafter applying a constant accretion or amortization to maturity of any discount or premium. Normally, a security’s amortized cost will approximate its market value. Under procedures and tolerances approved by the Trustees, GSAM evaluates daily the difference between each Fund’s net asset value (“NAV”) per share using the amortized costs of its portfolio securities and the Fund’s NAV per share using market-based values of its portfolio securities. The market-based value of a portfolio security is determined, where readily available, on the basis of market quotations provided by pricing services or securities dealers, or, where accurate market quotations are not readily available, on the basis of the security’s fair value as determined in accordance with the Valuation Procedures. The pricing services may use valuation models or matrix pricing, which may consider (among other things): (i) yield or price with respect to debt securities that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value.

B. Investment Income and Investments — Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost.

C. Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of each Fund are allocated daily based upon the proportion of net assets of each class. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution, Service, Distribution and Service, Administration, Service and Administration, and Shareholder Administration fees and Transfer Agency fees. Non-class specific expenses directly

48

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

incurred by a Fund are charged to that Fund, while such expenses incurred by the Trust are allocated across the respective Funds on a straight-line and/or pro-rata basis depending upon the nature of the expenses.

D. Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies (mutual funds) and to distribute each year substantially all of its investment company taxable and tax-exempt income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are declared and recorded daily and paid monthly by the Funds and may include short-term capital gains. Long-term capital gain distributions, if any, are declared and paid annually. A Fund may defer or accelerate the timing of the distribution of short-term capital gains (or any portion thereof).

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E. Forward Commitments — A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of forward commitments prior to settlement which may result in a realized gain or loss.

F. Offering and Organization Costs — Offering costs paid in connection with the offering of shares of the Investor Tax-Exempt California Money Market Fund and the Investor Tax-Exempt New York Money Market Fund are being amortized on a straight-line basis over 12 months from the date of commencement of operations. Organization costs paid in connection with the organization of the Investor Tax-Exempt California Money Market Fund and Investor Tax-Exempt New York Money Market Fund were expensed on the first day of operations.

G. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

An MRA governs transactions between a Fund and select counterparties. An MRA contains provisions for, among other things, initiation of the transaction, income payments, events of default, and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

If the seller defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that a Fund’s interest in the collateral is not enforceable, resulting in additional losses to the Fund.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

49

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

Notes to Financial Statements (continued) November 30, 2024

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Trustees have approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation (including both the amortized cost and market-based methods of valuation) of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies related to the market-based method of valuation, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

As of November 30, 2024, all investments are classified as Level 2 of the fair value hierarchy. Please refer to the Schedules of Investments for further detail.

4. AGREEMENTS AND AFFILIATED TRANSACTIONS

A. Management Agreement — Under the Agreements, GSAM manages the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreements, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

B. Administration, Service and/or Shareholder Administration Plans — The Trust, on behalf of each applicable Fund, has adopted Administration, Service and/or Shareholder Administration Plans (the “Plans”) to allow Class C, Preferred, Administration, Service and Cash Management Shares to compensate service organizations (including Goldman Sachs) for providing varying levels of account administration and/or personal and account maintenance services to their customers who are beneficial owners of such shares. The Plans provide for compensation to the service organizations equal to an annual percentage rate of the average daily net assets of such shares.

C. Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Class A Shares of each applicable Fund, has adopted a Distribution and Service Plan subject to Rule 12b-1 under the Act. Under the Distribution and Service Plan, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A Shares of the Funds, as set forth below.

50

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

The Trust, on behalf of Class C and Cash Management Shares of each applicable Fund, has adopted Distribution Plans subject to Rule 12b-1 under the Act. Under the Distribution Plans, Goldman Sachs as Distributor is entitled to a fee accrued daily and paid monthly for distribution services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class C and Cash Management Shares of the Funds, as set forth below.

The Trust, on behalf of the Service Shares of each applicable Fund, has adopted a Service Plan subject to Rule 12b-1 under the Act to allow Service Shares to compensate service organizations (including Goldman Sachs) for providing personal and account maintenance services to their customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations equal to an annual percentage rate of the average daily net assets attributable to Service Shares of the Funds, as set forth below.

D. Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Funds pursuant to a Distribution Agreement, may retain a portion of the Class C Shares’ CDSC. During the fiscal year ended November 30, 2024, Goldman Sachs did not retain any CDSCs with respect to Class C Shares of the Investor Money Market and Investor Tax-Exempt Money Market Funds.

E. Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Funds for a fee pursuant to a Transfer Agency Agreement. The fee charged for such transfer agency services is accrued daily and paid monthly and is equal to an annual percentage rate of each Fund’s average daily net assets.

F. Other Agreements — GSAM has agreed to reduce or limit certain “Other Expenses” of the Funds (excluding acquired fund fees and expenses, transfer agency fees and expenses, administration fees (as applicable), service fees (as applicable), shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, 0.014% of the average daily net assets of each Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. These Other Expense limitations will remain in place through at least March 29, 2025 (or, with respect to the Investor Tax-Exempt California Money Market and Investor Tax-Exempt New York Money Market Funds, August 20, 2025), and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees.

In addition, the Funds have entered into certain offset arrangements with the custodian, which may result in a reduction of the Funds’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.

G. Total Fund Expenses

Fund Contractual Fees

The contractual management fee rate and the transfer agency fee rate is 0.16% and 0.01%, respectively, for the Investor Money Market, Investor Tax-Exempt California Money Market, Investor Tax-Exempt Money Market and Investor Tax-Exempt New York Money Market Funds.

Other contractual annualized rates for each of the Funds are as follows:

	Class A Shares	Class C Shares	Service Shares	Preferred Shares(a)	Administration Shares	Cash Management Shares

Administration, Service and/or Shareholder Administration Fees*	N/A	0.25%	0.25%	0.10%	0.25%	0.50%

Distribution and/or Service (12b-1) Fees	0.25%	0.75%(b)	0.25%(c)	N/A	N/A	0.30%(b)

N/A – Fees not applicable to respective share class

*	Class I Shares and Class D Shares have no Administration, Service, Shareholder Administration or Distribution and/or Service (12b-1) fees.

(a)	Investor Tax-Exempt California Money Market, Investor Tax-Exempt Money Market and Investor Tax-Exempt New York Money Market Funds only.
(b)	Distribution (12b-1) fee only.
(c)	Service (12b-1) fee only.

Fund Effective Net Expenses (After Waivers and Reimbursements)

The investment adviser may contractually agree to waive or reimburse certain fees and expenses until a specified date. The investment adviser may also voluntarily waive certain fees and expenses, and such voluntary waivers may be discontinued or modified at any time without notice.

For the fiscal year ended November 30, 2024, expense reductions including any fee waivers and Other Expense reimbursements were as follows (in thousands):

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GOLDMAN SACHS FUNDS — INVESTOR FUNDS

Notes to Financial Statements (continued) November 30, 2024

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Fund	Other Expense Reimbursements	Total Expense Reductions

Investor Money Market Fund	$360	$360

Investor Tax-Exempt California Money Market Fund	131	131

Investor Tax-Exempt Money Market Fund	298	298

Investor Tax-Exempt New York Money Market Fund	131	131

For the fiscal year ended November 30, 2024, the net effective management fee rate was 0.16% for the Investor Money Market, Investor Tax-Exempt California Money Market, Investor Tax-Exempt Money Market and Investor Tax-Exempt New York Money Market Funds.

H. Other Transactions with Affiliates —A Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers, or common Trustees.

For the fiscal year ended November 30, 2024, the purchase and sale transactions and related net realized gain (loss) for the Funds with affiliated funds in compliance with Rule 17a-7 under the Act were as follows:

Fund	Purchases	Sales	Net Realized Gain/(Loss)

Investor Money Market Fund	$203,420,000	$—	$—

Investor Tax-Exempt California Money Market Fund	—	—	—

Investor Tax-Exempt Money Market Fund	12,490,000	—	—

Investor Tax-Exempt New York Money Market Fund	—	—	—

As of November 30, 2024, The Goldman Sachs Group, Inc. was the beneficial owner of 5% or more of the outstanding share classes of the following Funds:

Fund	Class A Shares	Administration Shares	Class C Shares	Class I Shares	Preferred Shares	Service Shares

Investor Money Market Fund	—%	—%	21%	—%	—%	—%

Investor Tax-Exempt California Money Market Fund	100	100	—	100	100	100

Investor Tax-Exempt Money Market Fund	—	—	100	—	—	—

Investor Tax-Exempt New York Money Market Fund	100	100	—	88	100	100

I. Line of Credit Facility — As of November 30, 2024, the Funds participated in a $1,150,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the fiscal year ended November 30, 2024, the Funds did not have any borrowings under the facility. Prior to April 16, 2024, the facility was $1,110,000,000.

5. TAX INFORMATION

The tax character of distributions paid during the fiscal year ended November 30, 2024 was as follows:

	Investor Money Market Fund	Investor Tax-Exempt California Money Market Fund	Investor Tax-Exempt Money Market Fund	Investor Tax-Exempt New York Money Market Fund

Distributions paid from:

Ordinary Income	$474,082,839	$5,959	$47,881	$5,382

Net Long-term capital gains	86,166	—	—	—

Tax-Exempt income	—	23,640	72,642,378	32,426

Total taxable distributions	$474,169,005	$29,599	$72,690,259	$37,808

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GOLDMAN SACHS FUNDS — INVESTOR FUNDS

5. TAX INFORMATION (continued)

The tax character of distributions paid during the fiscal year ended November 30, 2023 was as follows:

	Investor Money Market Fund	Investor Tax-Exempt California Money Market Fund	Investor Tax-Exempt Money Market Fund	Investor Tax-Exempt New York Money Market Fund

Distributions paid from:

Ordinary Income	$374,956,305	$—	$51,445	$—

Net Long-term capital gains	—	—	1	—

Tax-Exempt income	—	—	62,332,747	—

Total taxable distributions	$374,956,305	$—	$62,384,193	$—

As of November 30, 2024, the components of accumulated earnings (losses) on a tax basis were as follows:

	Investor Money Market Fund	Investor Tax- Exempt California Money Market Fund	Investor Tax- Exempt Money Market Fund	Investor Tax- Exempt New York Money Market Fund

Undistributed ordinary income — net	$1,996,091	$4	$—	$—

Undistributed Tax Exempt income — net	—	110	3,857,467	94

Total undistributed earnings	$1,996,091	$114	$3,857,467	$94

Capital loss carryforwards:

Perpetual Short-Term	—	—	(26)	—

Timing differences — Dividend Payable	(1,041,620)	—	(3,855,686)	(1)

Unrealized gains (losses) — net	(21,778)	—	(2)	—

Total accumulated earnings (losses) — net	$932,693	$114	$1,753	$93

The aggregate cost for each Fund stated in the accompanying Statements of Assets and Liabilities also represents aggregate cost for U.S. federal income tax purposes.

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior three tax years, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

6. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Credit/Default Risk — An issuer or guarantor of a security held by a Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair a Fund’s liquidity and cause significant deterioration in NAV.

Geographic and Sector Risk — If a Fund invests a significant portion of its total assets in certain issuers within the same state, geographic region or economic sector, an adverse economic, business, political, environmental or other development affecting that state, region or sector may affect the value of a Fund’s investments more than if its investments were not so focused.

Interest Rate Risk — When interest rates increase, a Fund’s yield will tend to be lower than prevailing market rates, and the market value of its investments will generally decline. A wide variety of market factors can cause interest rates to rise, including

53

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

Notes to Financial Statements (continued) November 30, 2024

6. OTHER RISKS (continued)

central bank monetary policy, rising inflation and changes in general economic conditions. Changing interest rates may have unpredictable effects on the markets may result in heightened market volatility and may detract from Fund performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates. A low interest rate environment poses additional risks to a Fund, because low on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out current income, or minimize the volatility of the Fund’s NAV per share and/or achieve its investment objective. Fluctuations in interest rates may also affect the liquidity of the Fund investments.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as financial intermediaries (who may make investment decisions on behalf of underlying clients) and individuals, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect a Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, declining prices of the securities sold, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity. Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which a Fund has unsettled or open transactions defaults.

Municipal Securities Risk — Municipal securities are subject to credit/default risk, interest rate risk and certain additional risks. A Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). A Fund may also invest in municipal securities indirectly (including by investing in tender option bonds). While interest earned on municipal securities is generally not subject to federal tax, any interest earned on taxable municipal securities is fully taxable at the federal level and may be subject to tax at the state level.

7. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

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GOLDMAN SACHS FUNDS — INVESTOR FUNDS

8. OTHER MATTERS

Exemptive Orders — Pursuant to SEC exemptive orders, the Funds may enter into certain principal transactions, including repurchase agreements, with Goldman Sachs.

9. SUBSEQUENT EVENTS

Subsequent events have been evaluated through the date of issuance, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

10. SUMMARY OF SHARE TRANSACTIONS (AT $1.00 PER SHARE)

Share activity is as follows:

	Investor Money Market Fund

	For the Fiscal Year Ended November 30, 2024	For the Fiscal Year Ended November 30, 2023

	Shares	Shares

Class A Shares

Shares sold	3,159,692,796	2,318,926,844

Reinvestment of distributions	114,102,274	54,364,832

Shares redeemed	(2,058,462,473)	(1,087,636,298)

	1,215,332,597	1,285,655,378

Class C Shares

Shares sold	43,641	15,054

Reinvestment of distributions	557	682

Shares redeemed	(88)	(38,765)

	44,110	(23,029)

Class D Shares

Shares sold	50,241,502	24,631,328

Reinvestment of distributions	595,093	201,942

Shares redeemed	(45,213,025)	(18,709,384)

	5,623,570	6,123,886

Class I Shares

Shares sold	6,798,396,504	8,241,879,709

Reinvestment of distributions	325,551,347	289,971,629

Shares redeemed	(6,680,333,578)	(7,212,123,001)

	443,614,273	1,319,728,337

Service Shares

Shares sold	59,384,690	101,179,709

Reinvestment of distributions	839,756	2,145,027

Shares redeemed	(80,653,728)	(116,506,083)

	(20,429,282)	(13,181,347)

Administration Shares

Shares sold	456,798,165	444,992,047

Reinvestment of distributions	16,600,346	10,560,449

Shares redeemed	(378,549,862)	(288,129,930)

	94,848,649	167,422,566

55

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

Notes to Financial Statements (continued) November 30, 2024

10. SUMMARY OF SHARE TRANSACTIONS (AT $1.00 PER SHARE) (continued)

	Investor Money Market Fund

	For the Fiscal Year Ended November 30, 2024	For the Fiscal Year Ended November 30, 2023

	Shares	Shares

Cash Management Shares

Shares sold	107,903,587	141,771,657

Reinvestment of distributions	1,111,563	1,413,408

Shares redeemed	(108,798,342)	(153,024,549)

	216,808	(9,839,484)

Resource Shares*

Reinvestment of distributions	—	255

Shares redeemed	—	(11,018)

	—	(10,763)

NET INCREASE IN SHARES	1,739,250,725	2,755,875,544

*	Resource Shares liquidated on July 14, 2023.

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GOLDMAN SACHS FUNDS — INVESTOR FUNDS

10. SUMMARY OF SHARE TRANSACTIONS (AT $1.00 PER SHARE) (continued)

Share activity is as follows:

Investor Tax-Exempt California Money Market Fund

For the Period September 10, 2024* to November 30, 2024

Shares

Class A Shares

Shares sold	50,000

Reinvestment of distributions	269

50,269

Class I Shares

Shares sold	4,800,041

Reinvestment of distributions	28,534

Shares redeemed	(41)

4,828,534

Service Shares

Shares sold	50,000

Reinvestment of distributions	241

50,241

Preferred Shares

Shares sold	50,000

Reinvestment of distributions	286

50,286

Administration Shares

Shares sold	50,000

Reinvestment of distributions	269

50,269

NET INCREASE IN SHARES	5,029,599

*	Commencement of operations.

  Share activity is as follows:

	Investor Tax-Exempt Money Market Fund

	For the Fiscal Year Ended November 30, 2024	For the Fiscal Year Ended November 30, 2023

	Shares	Shares

Class A Shares

Shares sold	84,533,905	67,589,048

Reinvestment of distributions	1,764,930	1,043,041

Shares redeemed	(56,972,059)	(40,858,178)

	29,326,776	27,773,911

57

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

Notes to Financial Statements (continued) November 30, 2024

10. SUMMARY OF SHARE TRANSACTIONS (AT $1.00 PER SHARE) (continued)

	Investor Tax-Exempt Money Market Fund

	For the Fiscal Year Ended November 30, 2024	For the Fiscal Year Ended November 30, 2023

	Shares	Shares

Class C Shares

Shares sold	—	30,000

Reinvestment of distributions	207	317

Shares redeemed	—	(30,132)

	207	185

Class I Shares

Shares sold	2,915,891,679	2,745,237,169

Reinvestment of distributions	19,277,142	10,250,744

Shares redeemed	(2,644,659,215)	(2,724,966,975)

	290,509,606	30,520,938

Capital Shares*

Reinvestment of distributions	3	30

Shares redeemed	(1,072)	—

	(1,069)	30

Service Shares

Shares sold	22,293,135	150,825

Reinvestment of distributions	34,687	3,960

Shares redeemed	(773,226)	(737,293)

	21,554,596	(582,508)

Preferred Shares

Shares sold	1,185,178	893,608

Reinvestment of distributions	9,099	6,472

Shares redeemed	(777,376)	(1,248,092)

	416,901	(348,012)

Select Shares*

Reinvestment of distributions	3	31

Shares redeemed	(1,080)	—

	(1,077)	31

Administration Shares

Shares sold	8,150	5,091,481

Reinvestment of distributions	17,931	236,821

Shares redeemed	(1,757,875)	(22,281,778)

	(1,731,794)	(16,953,476)

Cash Management Shares*

Shares sold	—	12,000

Reinvestment of distributions	2	39

Shares redeemed	(1,635)	(12,000)

	(1,633)	39

Premier Shares*

Reinvestment of distributions	3	28

Shares redeemed	(1,062)	—

	(1,059)	28

58

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

10. SUMMARY OF SHARE TRANSACTIONS (AT $1.00 PER SHARE) (continued)

	Investor Tax-Exempt Money Market Fund

	For the Fiscal Year Ended November 30, 2024	For the Fiscal Year Ended November 30, 2023

	Shares	Shares

Resource Shares*

Reinvestment of distributions	—	13

Shares redeemed	—	(1,032)

	—	(1,019)

NET INCREASE IN SHARES	340,071,454	40,410,147

*	Resource Shares liquidated on July 14, 2023 and Capital, Premier, Select and Cash Management Shares liquidated on January 12, 2024.

Share activity is as follows:

Investor Tax-Exempt New York Money Market Fund

For the Period September 10, 2024* to November 30, 2024

Shares

Class A Shares

Shares sold	50,000

Reinvestment of distributions	317

50,317

Class I Shares

Shares sold	5,475,387

Reinvestment of distributions	36,550

Shares redeemed	(5,711)

5,506,226

Service Shares

Shares sold	50,000

Reinvestment of distributions	289

50,289

Preferred Shares

Shares sold	50,000

Reinvestment of distributions	334

50,334

Administration Shares

Shares sold	50,000

Reinvestment of distributions	317

50,317

NET INCREASE IN SHARES	5,707,483

*	Commencement of operations.

59

Report of Independent Registered Public

Accounting Firm

To the Board of Trustees of Goldman Sachs Trust and Shareholders of Goldman Sachs Investor Money Market Fund, Goldman Sachs Investor Tax-Exempt California Money Market Fund, Goldman Sachs Investor Tax-Exempt Money Market Fund and Goldman Sachs Investor Tax-Exempt New York Money Market Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds indicated in the table below (four of the funds constituting Goldman Sachs Trust, hereafter collectively referred to as the “Funds”) as of November 30, 2024, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of November 30, 2024, the results of each of their operations, the changes in each of their net assets and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Fund	Statement of operations	Statement of changes in net assets	Financial highlights

Goldman Sachs Investor Money Market Fund and Goldman Sachs Investor Tax-Exempt Money Market Fund	For the year ended November 30, 2024	For the two years ended November 30, 2024	For each of the periods indicated therein

Goldman Sachs Investor Tax-Exempt California Money Market Fund and Goldman Sachs Investor Tax-Exempt New York Money Market Fund	For the period September 10, 2024 (commencement of operations) through November 30, 2024

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

January 23, 2025

We have served as the auditor of one or more investment companies in the Goldman Sachs fund complex since 2000.

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GOLDMAN SACHS FUNDS — INVESTOR FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited)

Background

The Goldman Sachs Investor Money Market Fund and Goldman Sachs Investor Tax-Exempt Money Market Fund (the “Funds”) are investment portfolios of Goldman Sachs Trust (the “Trust”). The Board of Trustees oversees the management of the Trust and reviews the investment performance and expenses of the Funds at regularly scheduled meetings held throughout the year. In addition, the Board of Trustees determines annually whether to approve the continuance of the Trust’s investment management agreement (the “Management Agreement”) with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) on behalf of the Funds.

The Management Agreement was most recently approved for continuation until June 30, 2025 by the Board of Trustees, including those Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), at a meeting held on June 11-12, 2024 (the “Annual Meeting”).

The review process undertaken by the Trustees spans the course of the year and culminates with the Annual Meeting. To assist the Trustees in their deliberations, the Trustees have established a Contract Review Committee (the “Committee”), comprised of the Independent Trustees. The Committee held two meetings over the course of the year since the Management Agreement was last approved. At those Committee meetings, regularly scheduled Board or other committee meetings, and/or the Annual Meeting, matters relevant to the renewal of the Management Agreement were considered by the Board, or the Independent Trustees, as applicable. With respect to each Fund, such matters included:

(a)	the nature and quality of the advisory, administrative, and other services provided to the Fund by the Investment Adviser and its affiliates, including information about:
(i)	the structure, staff, and capabilities of the Investment Adviser and its portfolio management teams;
(ii)

the groups within the Investment Adviser and its affiliates that support the portfolio management teams or provide other types of necessary services, including fund services groups (e.g., accounting and financial reporting, tax, shareholder services, and operations); controls and risk management groups (e.g., legal, compliance, valuation oversight, credit risk management, internal audit, compliance testing, market risk analysis, finance, and central funding); sales and distribution support groups, and others (e.g., information technology and training);

(iii)	trends in employee headcount;
(iv)	the Investment Adviser’s financial resources and ability to hire and retain talented personnel and strengthen its operations; and
(v)	the parent company’s support of the Investment Adviser and its mutual fund business, as expressed by the firm’s senior management;
(b)

information on the investment performance of the Fund, including comparisons to the performance of similar mutual funds, as provided by a third-party mutual fund data provider engaged as part of the contract review process (the “Outside Data Provider”); and information on general investment outlooks in the markets in which the Fund invests;

(c)	the terms of the Management Agreement and other agreements with affiliated service providers entered into by the Trust on behalf of the Fund;
(d)	fee and expense information for the Fund, including:
(i)	the relative management fee and expense levels of the Fund as compared to those of comparable funds managed by other advisers, as provided by the Outside Data Provider;
(ii)	the Fund’s expense trends over time; and
(iii)

to the extent the Investment Adviser manages other types of accounts (such as bank collective trusts, private wealth management accounts, institutional separate accounts, sub-advised mutual funds, and non-U.S. funds) having investment objectives and policies similar to those of the Fund, comparative information on the advisory fees charged and services provided to those accounts by the Investment Adviser;

(e)	with respect to the extensive investment performance and expense comparison data provided by the Outside Data Provider, its processes in producing that data for the Fund;
(f)	the undertakings of the Investment Adviser and its affiliates to implement fee waivers and/or expense limitations;
(g)	information relating to the profitability of the Management Agreement and the transfer agency and distribution and service arrangements of the Fund to the Investment Adviser and its affiliates;
(h)	whether the Fund’s existing management fee adequately addressed any economies of scale;
(i)

a summary of the “fall-out” benefits derived by the Investment Adviser and its affiliates from their relationships with the Fund, including the fees received by the Investment Adviser’s affiliates from the Fund for transfer agency, distribution and other services;

(j)	a summary of potential benefits derived by the Fund as a result of its relationship with the Investment Adviser;

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GOLDMAN SACHS FUNDS — INVESTOR FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

(k)	information regarding portfolio trading and how the Investment Adviser carries out its duty to seek best execution;
(l)

the nature and quality of the services provided to the Fund by its unaffiliated service providers, and the Investment Adviser’s general oversight and evaluation (including reports on due diligence) of those service providers as part of the administrative services provided under the Management Agreement; and

(m)

the Investment Adviser’s processes and policies addressing various types of potential conflicts of interest; its approach to risk management; the annual review of the effectiveness of the Fund’s compliance program; and periodic compliance reports.

The Trustees also received an overview of the Funds’ distribution arrangements. They received information regarding the Funds’ assets, share purchase and redemption activity, and payment of distribution, service, and shareholder administration fees, as applicable. Information was also provided to the Trustees relating to revenue sharing payments made by and services provided by the Investment Adviser and its affiliates to intermediaries that promote the sale, distribution, and/or servicing of Fund shares. The Independent Trustees also discussed the broad range of other investment choices that are available to Fund investors, including the availability of comparable funds managed by other advisers.

The presentations made at the Board and Committee meetings and at the Annual Meeting encompassed the Funds and other mutual funds for which the Board of Trustees has responsibility. In evaluating the Management Agreement at the Annual Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Investment Adviser and its affiliates, their services, and the Funds. In conjunction with these meetings, the Trustees received written materials and oral presentations on the topics covered, and the Investment Adviser addressed the questions and concerns of the Trustees, including concerns regarding the investment performance of certain of the funds they oversee. The Independent Trustees were advised by their independent legal counsel regarding their responsibilities and other regulatory requirements related to the approval and continuation of mutual fund investment management agreements under applicable law. In addition, the Investment Adviser and its affiliates provided the Independent Trustees with a written response to a formal request for information sent on behalf of the Independent Trustees by their independent legal counsel. During the course of their deliberations, the Independent Trustees met in executive sessions with their independent legal counsel, without representatives of the Investment Adviser or its affiliates present.

Nature, Extent, and Quality of the Services Provided Under the Management Agreement

As part of their review, the Trustees considered the nature, extent, and quality of the services provided to the Funds by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services and non-advisory services that are provided by the Investment Adviser and its affiliates. The Trustees noted the Investment Adviser’s commitment to maintaining high quality systems and expending substantial resources to respond to ongoing changes to the market, regulatory and control environment in which the Funds and their service providers operate, including developments associated with geopolitical events and economic sanctions, as well as the efforts of the Investment Adviser and its affiliates to combat cyber security risks. They also noted the transition in the leadership and changes in personnel of various of the Investment Adviser’s portfolio management teams that had occurred in recent periods, and the ongoing recruitment efforts aimed at bringing high quality investment talent to the Investment Adviser. The Trustees also considered information regarding the Investment Adviser’s efforts relating to business continuity planning. The Trustees concluded that the Investment Adviser continued to commit substantial financial and operational resources to the Funds and expressed confidence that the Investment Adviser would continue to do so in the future. The Trustees also recognized that the Investment Adviser had made significant commitments to address regulatory compliance requirements applicable to the Funds and the Investment Adviser and its affiliates.

Investment Performance

The Trustees also considered the investment performance of the Funds. In this regard, they compared the investment performance of each Fund to its peers using rankings compiled by the Outside Data Provider as of December 31, 2023. The information on each Fund’s investment performance was provided for the one-, three-, five-, and ten-year periods ending on the applicable dates, to the extent that each Fund had been in existence for those periods.

In addition, the Trustees considered materials prepared and presentations made by the Investment Adviser’s senior management and portfolio management personnel in which Fund performance was assessed. The Trustees also considered the Investment Adviser’s periodic reports with respect to the Funds’ risk profiles, and how the Investment Adviser’s approach to risk monitoring and management influences portfolio management.

The Trustees considered the performance of the Funds in light of their respective investment policies and strategies. They considered that, from March 2022 through July 2023, the Federal Reserve implemented a series of interest rate increases in response to inflationary pressures impacting the broader economy, and that, during this period, the Funds’ yields had improved compared to other recent periods as a result. They noted that the Investment Adviser has subsequently been able to reduce the amount of fees waived and/or reimbursed relative to such amounts waived and/or reimbursed during recent periods, including during the near-zero interest rate environment following the market disruptions related to the COVID-19 pandemic and related actions by the Federal

62

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

Reserve. The Trustees acknowledged, however, that although the Federal Reserve had signaled that it may cut interest rates in the near future, the interest rate environment remains uncertain in light of broader economic conditions and persistent inflationary concerns. The Trustees also considered that the Funds had maintained a stable net asset value per share. In light of these considerations, the Trustees believed that the Funds were providing investment performance within a competitive range for investors.

Costs of Services Provided and Competitive Information

The Trustees considered the contractual terms of the Management Agreement and the fee rates payable by each Fund thereunder. In this regard, the Trustees considered information on the services rendered by the Investment Adviser to the Funds, which included both advisory and administrative services that were directed to the needs and operations of the Funds as registered mutual funds.

In particular, the Trustees reviewed analyses prepared by the Outside Data Provider regarding the expense rankings of the Funds. The analyses provided a comparison of each Fund’s management fee to those of a relevant peer group and category universe; an expense analysis which compared each Fund’s overall net and gross expenses to a peer group and a category universe; and data comparing each Fund’s net expenses to the peer and category medians. The analyses also compared each Fund’s other expenses and fee waivers/reimbursements to those of the peer group and category medians. The Trustees concluded that the comparisons provided by the Outside Data Provider were useful in evaluating the reasonableness of the management fees and total expenses paid by the Funds.

In addition, the Trustees considered the Investment Adviser’s undertakings to implement fee waivers and/or expense limitations. They also acknowledged the growth of the Funds in recent periods. They also considered, to the extent that the Investment Adviser manages other types of accounts having investment objectives and policies similar to those of the Funds, comparative fee information for services provided by the Investment Adviser to those accounts, and information that indicated that services provided to the Funds differed in various significant respects from the services provided to other types of accounts which, in many cases, operated under less stringent legal and regulatory structures, required fewer services from the Investment Adviser to a smaller number of client contact points, and were less time-intensive.

In addition, the Trustees noted that shareholders are able to redeem their shares at any time if shareholders believe that the Fund fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Profitability

The Trustees reviewed each Fund’s contribution to the Investment Adviser’s revenues and pre-tax profit margins. In this regard the Trustees noted that they had received, among other things, profitability analyses and summaries, revenue and expense schedules by Fund and by function (i.e., investment management, transfer agency and distribution and service), and information on the Investment Adviser’s expense allocation methodology. They observed that the profitability and expense figures are substantially similar to those used by the Investment Adviser for many internal purposes, including compensation decisions among various business groups, and are thus subject to a vigorous internal debate about how certain revenue and expenses should be allocated. The Trustees also noted that the internal audit group within the Goldman Sachs organization periodically audits the expense allocation methodology and that the internal audit group was satisfied with the reasonableness, consistency, and accuracy of the Investment Adviser’s expense allocation methodology. Profitability data for each Fund was provided for 2023 and 2022, and the Trustees considered this information in relation to the Investment Adviser’s overall profitability.

Economies of Scale

The Trustees considered the information that had been provided regarding whether there have been economies of scale with respect to the management of the Funds.

The Trustees noted that the Funds do not have management fee breakpoints. They considered the asset levels in the Funds; the Funds’ recent purchase and redemption activity; the information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its affiliates and their realized profits; information comparing the contractual fee rates charged by the Investment Adviser with fee rates charged to other money market funds in the peer groups; and the Investment Adviser’s undertaking to limit certain expenses of the Funds that exceed specified levels. They considered a report prepared by the Outside Data Provider, which surveyed money market funds’ management fee arrangements and use of breakpoints. The Trustees also considered the competitive nature of the money market fund business and the competitiveness of the fees charged to the Funds by the Investment Adviser.

Other Benefits to the Investment Adviser and Its Affiliates

The Trustees also considered the other benefits derived by the Investment Adviser and its affiliates from their relationships with the Funds as stated above, including: (a) transfer agency fees received by Goldman Sachs; (b) trading efficiencies resulting from aggregation of orders of the Funds with those for other funds or accounts managed by the Investment Adviser; (c) the Investment

63

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

Adviser’s ability to leverage the infrastructure designed to service the Funds on behalf of its other clients; (d) the Investment Adviser’s ability to cross-market other products and services to Fund shareholders; (e) Goldman Sachs’ retention of certain fees as Fund Distributor; (f) Goldman Sachs’ ability to engage in principal transactions with the Funds under exemptive orders from the SEC permitting such trades; (g) the Investment Adviser’s ability to negotiate better pricing with custodians on behalf of its other clients, as a result of the relationship with the Funds; and (h) the possibility that the working relationship between the Investment Adviser and the Funds’ third-party service providers may cause those service providers to be more likely to do business with other areas of Goldman Sachs. In the course of considering the foregoing, the Independent Trustees requested and received further information quantifying certain of these fall-out benefits.

Other Benefits to the Funds and Their Shareholders

The Trustees also noted that the Funds receive certain other potential benefits as a result of their relationship with the Investment Adviser, including: (a) trading efficiencies resulting from aggregation of orders of the Funds with those of other funds or accounts managed by the Investment Adviser; (b) enhanced servicing from vendors due to the volume of business generated by the Investment Adviser and its affiliates; (c) enhanced servicing from broker-dealers due to the volume of business generated by the Investment Adviser and its affiliates; (d) the advantages received from the Investment Adviser’s knowledge and experience gained from managing other accounts and products; (e) the Investment Adviser’s ability to hire and retain qualified personnel to provide services to the Funds because of the reputation of the Goldman Sachs organization; (f) the Funds’ access, through the Investment Adviser, to certain firm-wide resources (e.g., proprietary risk management systems and databases), subject to certain restrictions; and (g) the Funds’ access to certain affiliated distribution channels. In addition, the Trustees noted the competitive nature of the mutual fund marketplace, and considered that many of the Funds’ shareholders invested in the Funds in part because of the Funds’ relationship with the Investment Adviser and that those shareholders have a general expectation that the relationship will continue.

Conclusion

In connection with their consideration of the Management Agreement, the Trustees gave weight to each of the factors described above, but did not identify any particular factor as controlling their decision. After deliberation and consideration of all of the information provided, including the factors described above, the Trustees concluded, in the exercise of their business judgment, that the management fees paid by each of the Funds were reasonable in light of the services provided to it by the Investment Adviser, the Investment Adviser’s costs and each Fund’s current and reasonably foreseeable asset levels. The Trustees unanimously concluded that the Investment Adviser’s continued management likely would benefit each Fund and its shareholders and that the Management Agreement should be approved and continued with respect to each Fund until June 30, 2025.

64

GOLDMAN SACHS — INVESTOR FUNDS

Statement Regarding Basis for Initial Approval of Management Agreement (Unaudited)

Background

The Goldman Sachs Investor Tax-Exempt California Money Market Fund and Goldman Sachs Investor Tax-Exempt New York Money Market Fund (the “Funds”) are newly-organized investment portfolios of Goldman Sachs Trust (the “Trust”) that commenced investment operations on September 10, 2024. At a meeting held on June 12-14, 2024 (the “Meeting”) in connection with the Funds’ organization, the Board of Trustees, including all of the Trustees who are not parties to the Funds’ investment management agreement (the “Management Agreement”) or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”) approved the Management Agreement with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) on behalf of the Funds. At the Meeting, the Trustees reviewed the Management Agreement with respect to each Fund, including information regarding the terms of the Management Agreement; the nature, extent and quality of the Investment Adviser’s anticipated services; the fees and expenses to be paid by each Fund; a comparison of each Fund’s proposed management fee and anticipated expenses with those paid by other similar money market funds; potential benefits to be derived by the Investment Adviser and its affiliates from their relationships with the Funds; and potential benefits to be derived by each Fund from its relationship with the Investment Adviser. Various information was also provided at prior meetings at which the Funds were discussed.

In connection with the Meeting, the Trustees received written materials and oral presentations on the topics covered. The Independent Trustees were advised by their independent legal counsel regarding their responsibilities and other regulatory requirements related to the approval of registered fund investment management agreements under applicable law. In evaluating the Management Agreement at the Meeting, the Trustees relied upon information included in a presentation made by the Investment Adviser at the Meeting and information received at prior Board meetings of the Trustees, as well as on their knowledge of the Investment Adviser resulting from their meetings and other interactions over time.

Nature, Extent, and Quality of the Services to be Provided under the Management Agreement

As part of their review, the Trustees considered the nature, extent, and quality of the services to be provided by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services and non-advisory services that would be provided to each Fund by the Investment Adviser and its affiliates. The Trustees noted the Investment Adviser’s commitment to maintaining high quality systems and expending substantial resources to respond to ongoing changes to the market, regulatory and control environment in which each Fund and its service providers would operate, including developments associated with geopolitical events and economic sanctions, as well as the efforts of the Investment Adviser and its affiliates to combat cyber security risks. They also noted the transition in the leadership and changes in personnel of various of the Investment Adviser’s portfolio management teams that had occurred in recent periods, and the ongoing recruitment efforts aimed at bringing high quality investment talent to the Investment Adviser. In particular, the Trustees considered the Investment Adviser’s extensive experience in managing investment strategies similar to those of the Funds. The Trustees also considered information regarding the Investment Adviser’s efforts relating to business continuity planning. The Trustees concluded that the Investment Adviser would be able to commit substantial financial and operational resources to the Fund. They also considered that although the Funds were new (and therefore had no performance data to evaluate), the Investment Adviser has committed substantial financial and operational resources to money market funds and has extensive experience managing other types of registered investment companies. The Trustees also recognized that the Investment Adviser had made significant commitments to address regulatory compliance requirements applicable to the Funds and the Investment Adviser and its affiliates.

Costs of Services to Be Provided and Profitability

The Trustees considered the contractual terms of the Management Agreement and the fee rates to be payable by each Fund thereunder. In this regard, the Trustees considered information on the services to be rendered by the Investment Adviser to the Funds, which included both advisory and administrative services that were directed to the needs and operations of the Funds as registered mutual funds.

In particular, the Trustees reviewed information on the proposed management fees and each Fund’s projected total operating expense ratios (both gross and net of expense limitations), and those were compared to similar information for comparable mutual funds advised by other, unaffiliated investment management firms, as well as the peer group and category medians. The comparisons of each Fund’s fee rates and total operating expense ratios were prepared by the Investment Adviser and a third-party provider of mutual fund data. The Trustees believed that this information was useful in evaluating the reasonableness of the management fees and total expenses expected to be paid by each Fund.

The Trustees considered the Investment Adviser’s undertaking to limit certain expenses of the Funds that exceed a specified level. In addition, the Trustees recognized that there was not yet profitability data to evaluate for the Funds, but considered the Investment Adviser’s representations that (i) such data would be provided after the Funds commenced operations, and (ii) the Funds were not expected to be profitable to the Investment Adviser and its affiliates initially.

65

GOLDMAN SACHS — INVESTOR FUNDS

Statement Regarding Basis for Initial Approval of Management Agreement (Unaudited) (continued)

The Trustees noted the competitive nature of the fund marketplace, and that many of the Funds’ shareholders would be investing in the Funds in part because of the Funds’ relationship with the Investment Adviser. They also noted that shareholders would be able to redeem their shares if they believe that the Funds’ fees and expenses are too high or if they are dissatisfied with the performance of the Funds.

Economies of Scale

The Trustees noted that the Funds, similar to many other money market funds, would not have management fee breakpoints. The Trustees considered each Fund’s projected asset levels; information comparing the contractual fee rates charged by the Investment Adviser with fee rates charged to other money market funds in the Funds’ peer groups; and the Investment Adviser’s undertaking to limit certain expenses of the Funds that exceed specified levels. They considered a report prepared by the Outside Data Provider, which surveyed money market funds’ management fee arrangements and use of breakpoints. The Trustees also considered the competitive nature of the money market fund business and the competitiveness of the fees charged to the Funds by the Investment Adviser. They further noted that the Investment Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration in determining each Fund’s management fee rate.

Other Benefits to the Investment Adviser and Its Affiliates

The Trustees also considered the other benefits expected to be derived by the Investment Adviser and its affiliates from their relationships with the Funds as stated above, including: (a) transfer agency fees received by Goldman Sachs & Co, LLC (“Goldman Sachs”); (b) trading efficiencies resulting from aggregation of orders of the Funds with those for other funds or accounts managed by the Investment Adviser; (c) the Investment Adviser’s ability to leverage the infrastructure designed to service the Funds on behalf of its other clients; (d) the Investment Adviser’s ability to cross-market other products and services to Fund shareholders; (e) Goldman Sachs’ retention of certain fees as Fund Distributor; (f) Goldman Sachs’ ability to engage in principal transactions with the Funds under exemptive orders from the SEC permitting such trades; (g) the Investment Adviser’s ability to negotiate better pricing with custodians on behalf of its other clients, as a result of the relationship with the Funds; and (h) the possibility that the working relationship between the Investment Adviser and the Funds’ third-party service providers may cause those service providers to be more likely to do business with other areas of Goldman Sachs.

Other Benefits to the Funds and Their Shareholders

The Trustees also noted that the Funds are expected to receive certain other potential benefits as a result of their relationship with the Investment Adviser, including: (a) trading efficiencies resulting from aggregation of orders of the Funds with those of other funds or accounts managed by the Investment Adviser; (b) enhanced servicing from vendors due to the volume of business generated by the Investment Adviser and its affiliates; (c) enhanced servicing from broker-dealers due to the volume of business generated by the Investment Adviser and its affiliates; (d) the advantages received from the Investment Adviser’s knowledge and experience gained from managing other accounts and products; (e) the Investment Adviser’s ability to hire and retain qualified personnel to provide services to the Funds because of the reputation of the Goldman Sachs organization; (f) the Funds’ access, through the Investment Adviser, to certain firm-wide resources (e.g., proprietary risk management systems and databases), subject to certain restrictions; and (g) the Fund’s access to certain affiliated distribution channels.

Conclusion

In connection with their consideration of the Management Agreement, the Trustees gave weight to each of the factors described above, but did not identify any particular factor as controlling their decision. After deliberation and consideration of the information provided, including the factors described above, the Trustees concluded, in the exercise of their business judgment, that the management fee that would be payable by each Fund was reasonable in light of the services to be provided to it by the Investment Adviser, the Investment Adviser’s anticipated costs and each Fund’s reasonably anticipated asset levels. The Trustees unanimously concluded that the Investment Adviser’s likely would benefit each Fund and its shareholders and that the Management Agreement should be approved with respect to each Fund for an initial two-year period from its effective date.

66

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

Goldman Sachs Funds — Investor Money Market Funds — Tax Information (Unaudited)

During the fiscal year ended November 30, 2024, 99.95%, 85.77%, and 79.87% of the distributions from net investment income paid by the Investor Tax-Exempt Money Market Fund, Investor Tax-Exempt New York Money Market Fund, and Investor Tax-Exempt California Money Market Fund, respectively, were exempt-interest dividends and as such, are not subject to U.S. federal income tax.

During the fiscal year ended November 30, 2024, 83.38% of the net investment company taxable income distributions paid by the Investor Money Market Fund was designated as either interest-related dividends or short-term capital gain dividends pursuant to Section 871(k) of the Internal Revenue Code.

Pursuant to Section 852 of the Internal Revenue Code, the Investor Money Market Fund designates $86,166, respectively, or, if different, the maximum amount allowable, as capital gain dividends paid during the year ended November 30, 2024.

For the fiscal year ended November 30, 2024, the Investor Money Market Fund designates 99.56% of the dividends paid from net investment company taxable income as section 163(j) Interest Dividends.

67

TRUSTEES Gregory G. Weaver, Chair Cheryl K. Beebe Dwight L. Bush Kathryn A. Cassidy John G. Chou Joaquin Delgado Eileen H. Dowling Lawrence Hughes John F. Killian Steven D. Krichmar Michael Latham GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent TRUSTEES (continued) James A. McNamara Lawrence W. Stranghoener OFFICERS JAMES A. McNamara, President Joseph F. Dimaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Robert Griffith, Secretary GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser 200 West Street, New York, New York 10282

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The aggregate remuneration paid to the Funds’ trustees, officers and others, if any, is included in Item 7 of this report.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The Funds’ statement regarding the basis for approval of their investment advisory contract is included in Item 7 of this report.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a)(1)	Goldman Sachs Trust’s Code of Ethics for Principal Executive and Senior Financial Officers is incorporated by reference to Exhibit 13(a)(1) of the registrant’s Form N-CSR filed on August 26, 2022.

(a)(2)	Not Applicable.

(a)(3)	Exhibit 99.CERT. Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(a)(4)	Not applicable to open-end investment companies.

(a)(5)	There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Exhibit 99.906CERT. Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

(101)	Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs Trust

By:	/s/ James A. McNamara

James A. McNamara
President/Chief Executive Officer
Goldman Sachs Trust

Date:	January 31, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James A. McNamara

James A. McNamara
President/Chief Executive Officer
Goldman Sachs Trust

Date:	January 31, 2025

By:	/s/ Joseph F. DiMaria

Joseph F. DiMaria
Principal Financial Officer
Goldman Sachs Trust

Date:	January 31, 2025